UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

MICHAEL P. LAWLOR

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-4036

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 to September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	September 30, 2008

Metropolitan Series Fund, Inc.

Schedule of Investments as of September 30, 2008

BlackRock Aggressive Growth Portfolio	MSF-1
BlackRock Bond Income Portfolio	MSF-4
BlackRock Diversified Portfolio	MSF-12
BlackRock Large Cap Value Portfolio	MSF-21
BlackRock Legacy Large Cap Growth Portfolio	MSF-24
BlackRock Money Market Portfolio	MSF-27
BlackRock Strategic Value Portfolio	MSF-30
Capital Guardian U.S. Equity Portfolio	MSF-33
Davis Venture Value Portfolio	MSF-37
FI Large Cap Portfolio	MSF-41
FI Mid Cap Opportunities Portfolio	MSF-43
FI Value Leaders Portfolio	MSF-46
Franklin Templeton Small Cap Growth Portfolio	MSF-49
Harris Oakmark Focused Value Portfolio	MSF-52
Jennison Growth Portfolio	MSF-54
Julius Baer International Stock Portfolio	MSF-56
Lehman Brothers Aggregate Bond Index Portfolio	MSF-62
Loomis Sayles Small Cap Portfolio	MSF-71
MetLife Aggressive Allocation Portfolio	MSF-76
MetLife Conservative Allocation Portfolio	MSF-77
MetLife Conservative To Moderate Allocation Portfolio	MSF-78
MetLife Mid Cap Stock Index Portfolio	MSF-79
MetLife Moderate Allocation Portfolio	MSF-85
MetLife Moderate to Aggressive Allocation Portfolio	MSF-86
MetLife Stock Index Portfolio	MSF-87
MFS Total Return Portfolio	MSF-95
MFS Value Portfolio	MSF-106
Morgan Stanley EAFE Index Portfolio	MSF-109
Neuberger Berman Mid Cap Value Portfolio	MSF-119
Oppenheimer Global Equity Portfolio	MSF-122
Russell 2000 Index Portfolio	MSF-125
T. Rowe Price Large Cap Growth Portfolio	MSF-143
T. Rowe Price Small Cap Growth Portfolio	MSF-146
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-151
Western Asset Management U.S. Government Portfolio	MSF-163
Zenith Equity Portfolio	MSF-168

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Lehman Brothers sponsors the Lehman Brothers® Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—97.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
BE Aerospace, Inc. (a)	522,700	$8,274,341
Goodrich Corp.	225,600	9,384,960

		17,659,301

Biotechnology—1.5%
Martek Biosciences Corp. (a) (b)	436,400	13,711,688

Building Products—0.3%
Quanex Building Products Corp. (a) (b)	164,005	2,499,436

Capital Markets—2.5%
Affiliated Managers Group, Inc. (a) (b)	152,700	12,651,195
Invesco, Ltd. (b)	457,521	9,598,790

		22,249,985

Chemicals—3.5%
Agrium, Inc.	160,300	8,989,624
Airgas, Inc.	154,400	7,665,960
Celanese Corp.	538,100	15,018,371

		31,673,955

Commercial Services & Supplies—1.8%
Employee Solutions, Inc. (c) (d)	484	0
Iron Mountain, Inc. (a) (b)	670,600	16,369,347

		16,369,347

Communications Equipment—2.8%
Foundry Networks, Inc. (a)	271,100	4,936,731
Harris Corp.	425,264	19,647,197

		24,583,928

Construction & Engineering—1.7%
Quanta Services, Inc. (a) (b)	550,500	14,869,005

Containers & Packaging—1.0%
Rock-Tenn Co.	227,719	9,104,206

Diversified Consumer Services—2.0%
Apollo Group, Inc. (Class A) (a)	186,200	11,041,660
Strayer Education, Inc. (b)	33,400	6,688,684

		17,730,344

Diversified Financial Services—3.3%
CME Group, Inc. (b)	37,030	13,757,015
MSCI, Inc. (a)	642,700	15,424,800

		29,181,815

Electrical Equipment—3.0%
Ametek, Inc. (a)	649,100	26,463,807

Electronic Equipment & Instruments—2.6%
Amphenol Corp. (Class A)	580,800	23,313,312

Security Description	Shares	Value

Energy Equipment & Services—7.3%
Acergy S.A. (ADR) (a) (b)	503,500	$5,065,210
BJ Services Co.	535,100	10,236,463
IHS, Inc. (a) (b)	242,900	11,571,756
National Oilwell Varco, Inc. (a)	238,100	11,959,763
Noble Corp.	343,800	15,092,820
Superior Energy Services, Inc. (a)	369,800	11,515,572

		65,441,584

Exchange Traded Funds—2.1%
iShares Russell Midcap Growth Index Fund	425,300	18,470,779

Health Care Equipment & Supplies—2.5%
Hologic, Inc. (a) (b)	627,400	12,127,642
ResMed, Inc. (b)	227,300	9,773,900

		21,901,542

Health Care Providers & Services—7.4%
AmerisourceBergen Corp.	223,100	8,399,715
Lincare Holdings, Inc. (a)	224,900	6,767,241
Magellan Health Services, Inc. (a) (b)	328,400	13,484,104
Medco Health Solutions, Inc. (a)	345,000	15,525,000
Pediatrix Medical Group, Inc. (a)	406,400	21,913,088

		66,089,148

Hotels, Restaurants & Leisure—5.2%
Darden Restaurants, Inc.	243,800	6,979,994
Orient-Express Hotels, Ltd. (Class A) (b)	263,500	6,358,255
Panera Bread Co. (a) (b)	185,000	9,416,500
Scientific Games Corp. (a) (b)	1,009,900	23,247,898

		46,002,647

IT Services—3.5%
Genpact, Ltd. (a) (b)	902,700	9,379,053
Lender Processing Services, Inc. (b)	273,450	8,345,694
SAIC, Inc. (a)	128,600	2,601,578
TeleTech Holdings, Inc. (a) (b)	894,400	11,126,336

		31,452,661

Life Sciences Tools & Services—1.8%
Thermo Fisher Scientific, Inc. (a)	293,400	16,137,000

Machinery—4.7%
IDEX Corp.	634,704	19,688,518
Joy Global, Inc.	317,200	14,318,408
Oshkosh Truck Corp. (b)	597,100	7,857,836

		41,864,762

Media—3.1%
CKX, Inc. (a) (b)	1,069,400	6,587,504
DreamWorks Animation SKG, Inc. (a)	662,700	20,841,915

		27,429,419

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—0.6%
Century Aluminum Co. (a) (b)	185,798	$5,144,747

Oil, Gas & Consumable Fuels—5.5%
Chesapeake Energy Corp. (b)	361,200	12,952,632
Consol Energy, Inc.	223,000	10,233,470
Massey Energy Co. (b)	240,800	8,589,336
Plains Exploration & Production Co. (a) (b)	276,200	9,711,192
Ultra Petroleum Corp. (a)	130,700	7,232,938

		48,719,568

Personal Products—2.3%
Avon Products, Inc.	185,300	7,702,921
Bare Escentuals, Inc. (a) (b)	1,164,200	12,654,854

		20,357,775

Pharmaceuticals—2.8%
Medicis Pharmaceutical Corp. (a) (b)	665,900	9,928,569
Shire, Plc. (ADR) (b)	307,200	14,668,800

		24,597,369

Real Estate Management & Development—0.0%
FX Real Estate & Entertainment, Inc. (a) (b)	209,779	218,170

Semiconductors & Semiconductor Equipment—5.3%
Broadcom Corp. (a)	858,700	15,997,581
Intersil Corp.	442,600	7,338,308
Lam Research Corp. (a)	289,800	9,125,802
PMC-Sierra, Inc. (a) (b)	1,991,490	14,776,856

		47,238,547

Software—8.5%
Adobe Systems, Inc. (a)	614,540	24,255,894
Amdocs, Ltd. (a)	942,250	25,798,805
Intuit, Inc. (a) (b)	496,500	15,694,365
Salesforce.com, Inc. (a) (b)	211,700	10,246,280

		75,995,344

Specialty Retail—5.0%
GameStop Corp. (Class A) (a)	507,500	17,361,575
TJX Cos., Inc.	345,600	10,547,712
Urban Outfitters, Inc. (a) (b)	512,900	16,346,123

		44,255,410

Textiles, Apparel & Luxury Goods—1.2%
Lululemon Athletica, Inc. (a) (b)	480,800	11,072,824

Wireless Telecommunication Services—0.9%
American Tower Corp. (Class A) (a)	217,327	7,817,252

Total Common Stock (Identified Cost $969,657,558)		869,616,677

Short Term Investments—28.8%
Security Description	Face Amount/Shares	Value

Discount Notes—1.1%
Federal Home Loan Bank
0.080%, 10/14/08	$300,000	$299,962
0.131%, 10/17/08	9,500,000	9,491,402

		9,791,364

Mutual Funds—27.7%
State Street Navigator Securities Lending Prime Portfolio (e)	246,870,033	246,870,033

Total Short Term Investments (Identified Cost $256,661,397)		256,661,397

Total Investments—126.5% (Identified Cost $1,226,318,955) (f)		1,126,278,074
Liabilities in excess of other assets		(236,123,881)

Total Net Assets—100%		$890,154,193

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $247,377,495 and the collateral received consisted of cash in the amount of $246,870,033. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Zero Valued Security.
(d)	Non-Income Producing; issuer filed under Chapter 7 of the Federal Bankruptcy Code.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,232,500,968 and the composition of unrealized appreciation and depreciation of investment securities was $77,376,129 and $(183,599,023), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,116,486,711	$0
Level 2—Other Significant Observable Inputs	9,791,363	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,126,278,074	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—119.1% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.1%
L-3 Communications Corp. 5.875%, 01/15/15	$370,000	$334,850
6.375%, 10/15/15	650,000	598,000
Northrop Grumman Corp. 7.125%, 02/15/11	1,000,000	1,061,536

		1,994,386

Asset Backed—3.5%
Ares VIII CLO, Ltd. (144A) 5.461%, 02/26/16 (a)	1,600,000	1,150,448
BA Master Credit Card Trust 7.000%, 02/15/12	1,125,000	1,148,700
Capital One Multi-Asset Execution Trust 2.668%, 09/15/11 (a)	1,000,000	999,268
Centex Home Equity Loan Trust 5.257%, 12/25/32 (a)	625,393	244,257
Chase Funding Mortgage Loan Asset-Backed Certificates
5.833%, 04/25/32 (a)	1,363,211	1,099,866
Chase Issuance Trust 4.230%, 01/15/13 (a)	2,115,000	2,093,686
5.120%, 10/15/14	10,100,000	9,851,933
Chase Manhattan Auto Owner Trust 5.340%, 07/15/10	4,030,594	4,044,073
Countrywide Asset-Backed Certificates 3.357%, 07/25/36 (a)	7,870,000	6,314,447
Knollwood CDO, Ltd. (144A) 5.991%, 02/08/39 (a)	563,417	528
Option One Mortgage Loan Trust 4.332%, 01/25/33 (a)	390,405	288,495
SLM Student Loan Trust 3.900%, 10/25/16 (a)	970,000	970,000
4.100%, 01/25/28 (a)	3,620,000	3,604,163
4.500%, 07/25/23 (a)	9,750,000	9,724,104
Structured Asset Investment Loan Trust 6.132%, 04/25/33 (a)	250,573	43,545
Wachovia Auto Owner Trust 5.380%, 03/20/13	8,900,000	8,451,468

		50,028,981

Automobiles—0.3%
DaimlerChrysler N.A. Holding Corp. 7.300%, 01/15/12	3,800,000	3,843,005

Capital Markets—1.3%
Credit Suisse USA, Inc. 3.875%, 01/15/09	3,600,000	3,565,714
6.125%, 11/15/11	1,600,000	1,574,282
Lehman Brothers Holdings, Inc. 4.800%, 03/13/14 (b)	3,700,000	462,500
6.750%, 12/28/17	4,775,000	5,969
7.000%, 09/27/27	3,350,000	418,750
Morgan Stanley 5.050%, 01/21/11	6,800,000	4,896,442
5.550%, 04/27/17	2,140,000	1,326,650
5.625%, 01/09/12	1,290,000	899,412
6.250%, 08/28/17 (b)	5,840,000	3,621,039

Security Description	Face Amount	Value

Capital Markets—(Continued)
The Bear Stearns Cos., Inc. 3.186%, 07/19/10 (a)	$2,040,000	$1,999,147

		18,769,905

Commercial Banks—3.0%
Barclays Bank, Plc. (144A) 5.926%, 12/31/49	2,540,000	1,766,364
7.434%, 09/29/49 (a)	3,755,000	3,057,753
HSBC Bank USA, N.A. 5.875%, 11/01/34 (b)	2,300,000	1,784,119
JPMorgan Chase Bank, N.A. 6.000%, 07/05/17	6,325,000	5,776,098
Royal Bank of Scotland Group, Plc. 5.050%, 01/08/15 (b)	2,300,000	2,233,109
Royal Bank of Scotland Group, Plc. (144A) 6.990%, 10/29/49 (a)	4,650,000	3,465,417
U.S. Bank, N.A. 4.950%, 10/30/14 (b)	2,300,000	2,228,137
UBS AG Stamford Branch 5.750%, 04/25/18	5,400,000	4,696,650
5.875%, 12/20/17	7,760,000	6,890,283
Wachovia Bank, N.A. 6.600%, 01/15/38	6,750,000	3,999,017
Wachovia Corp. 7.980%, 12/31/49 (a)	6,910,000	2,887,965
Wells Fargo & Co. 4.625%, 08/09/10	2,765,000	2,753,547
4.875%, 01/12/11	940,000	937,047

		42,475,506

Commercial Mortgage-Backed Securities—26.2%
American Home Mortgage Assets 3.397%, 11/25/36 (a)	1,551,059	941,568
3.815%, 09/25/46 (a)	3,092,372	1,869,023
Banc of America Alternative Loan Trust 5.500%, 10/25/35	8,790,897	8,263,198
Banc of America Commercial Mortgage, Inc.
4.621%, 07/10/43	5,225,000	4,896,719
4.870%, 12/10/42 (a)	8,450,000	6,737,304
5.356%, 12/10/16	8,305,000	7,259,223
6.186%, 06/11/35	5,530,000	5,520,482
7.333%, 10/15/09	5,701,209	5,731,841
Bear Stearns Adjustable Rate Mortgage Trust
5.471%, 11/25/34 (a)	3,505,493	2,723,477
5.509%, 02/25/47 (a)	1,973,890	1,378,708
Bear Stearns Commercial Mortgage Securities, Inc.
4.361%, 06/11/41	2,879,495	2,842,594
5.694%, 06/11/50 (a)	7,350,000	6,260,910
5.742%, 09/11/42 (a)	8,775,000	7,516,452
Chase Commercial Mortgage Securities Corp.
7.319%, 10/15/32	2,115,985	2,150,186
Citigroup Commercial Mortgage Trust 5.431%, 10/15/49	1,885,000	1,649,959

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Citigroup Mortgage Loan Trust, Inc. 5.740%, 03/25/37 (a)	$11,612,309	$9,328,156
5.889%, 06/10/17 (a)	3,975,000	3,082,657
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886%, 11/15/44	4,050,000	3,471,507
CitiMortgage Alternative Loan Trust 6.000%, 10/25/37	9,915,766	7,356,259
Commercial Mortgage Pass Through Certificates
5.167%, 06/10/44 (a)	7,050,000	6,353,771
6.010%, 12/10/49 (a)	11,120,000	9,567,799
Countrywide Alternative Loan Trust 3.297%, 11/25/36 (a)	1,659,136	1,474,014
3.378%, 03/20/47 (a)	4,363,227	2,608,071
3.815%, 08/25/46 (a)	1,648,903	972,716
5.500%, 11/25/35	4,652,030	3,223,712
5.500%, 04/25/37	9,739,832	6,905,381
Countrywide Home Loan Mortgage Pass Through Trust
3.407%, 04/25/46 (a)	1,917,286	1,156,743
6.500%, 10/25/37	5,824,745	4,574,248
Credit Suisse Mortgage Capital Certificates
6.000%, 10/25/21	2,587,040	1,858,628
CS First Boston Mortgage Securities Corp.
3.936%, 05/15/38 (a)	10,000,000	8,961,671
4.889%, 11/15/37 (a)	2,220,000	1,764,461
4.940%, 12/15/35	7,295,000	6,881,474
Deutsche ALT-A Securities, Inc. 3.407%, 02/25/47 (a)	2,258,108	1,343,449
DLJ Commercial Mortgage Corp. 7.180%, 11/10/33	5,861,685	5,951,652
First Union National Bank Commercial Mortgage Trust
7.390%, 12/15/31	8,887,026	8,970,165
First Union National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (a)	9,412,000	9,564,644
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	4,922,117
GMAC Commercial Mortgage Securities, Inc.
5.134%, 08/10/38 (a)	3,000,000	2,840,306
6.465%, 04/15/34	6,395,120	6,413,776
6.957%, 09/15/35	7,278,915	7,367,116
7.455%, 08/16/33	4,459,047	4,531,172
GSR Mortgage Loan Trust 3.397%, 08/25/46 (a)	4,774,404	2,900,952
5.248%, 11/25/35 (a)	4,992,008	4,290,496
Harborview Mortgage Loan Trust 3.360%, 09/19/35 (a)	511,849	330,231
3.200%, 12/19/36 (a)	8,869,497	5,174,875
3.240%, 11/19/36 (a)	6,807,375	4,076,576
3.340%, 11/19/35 (a)	3,205,635	2,040,288
Indymac INDA Mortgage Loan Trust 5.931%, 09/25/36 (a)	6,515,249	4,932,741
JPMorgan Chase Commercial Mortgage Securities Corp.
4.922%, 01/15/42 (a)	8,600,000	6,848,574
4.996%, 08/15/42 (a)	2,300,000	2,043,994
4.999%, 10/15/42 (a)	2,580,000	2,159,803
5.435%, 08/25/35 (a)	3,238,509	2,818,955
5.827%, 02/15/51 (a)	3,125,000	2,927,834

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
5.857%, 10/12/35	$5,710,000	$5,624,517
5.992%, 06/15/49 (a)	3,825,000	3,599,553
JPMorgan Chase Commercial Mortgage Securities Corp. (144A)
4.158%, 01/12/39	5,180,721	4,729,285
JPMorgan Mortgage Trust 5.500%, 03/25/22	1,072,880	995,432
5.875%, 07/25/36	1,260,275	1,182,689
LB-UBS Commercial Mortgage Trust 4.071%, 09/15/26	2,631,248	2,553,014
4.559%, 07/17/12 (a)	4,075,000	3,934,839
4.806%, 02/15/40 (a)	3,600,000	2,843,652
5.205%, 04/15/30 (a)	3,575,000	2,870,237
5.430%, 02/17/40 (a)	16,920,000	14,192,132
5.642%, 12/15/25	3,524,812	3,509,411
5.866%, 09/15/45	8,820,000	7,558,056
7.950%, 05/15/25 (a)	5,278,897	5,378,262
LB-UBS Commercial Mortgage Trust (144A)
6.155%, 07/14/16	1,762,584	1,764,533
Merrill Lynch First Franklin Mortgage Loan Trust
3.327%, 04/25/37 (a)	3,541,241	3,384,719
Merrill Lynch Mortgage Investors, Inc. 5.820%, 05/25/36 (a)	6,914,553	4,758,496
Morgan Stanley Capital I 5.693%, 10/15/42 (a)	2,695,000	2,612,766
5.803%, 06/11/42 (a)	10,415,000	9,029,762
5.811%, 04/12/49 (a)	1,390,000	1,299,821
Nomura Asset Securities Corp. 6.590%, 03/15/30	262,605	262,520
Salomon Brothers Mortgage Securities VII, Inc.
6.499%, 10/13/11	5,613,240	5,624,623
6.592%, 12/18/33	5,676,650	5,703,955
Structured Adjustable Rate Mortgage Loan Trust
5.713%, 04/25/37 (a)	3,692,577	2,694,817
TIAA Seasoned Commercial Mortgage Trust
6.093%, 08/15/39 (a)	3,755,000	3,450,972
Wachovia Bank Commercial Mortgage Trust
4.935%, 04/15/42	4,950,000	4,417,534
5.927%, 05/15/43 (a)	9,000,000	8,051,870
6.100%, 02/15/51 (a)	4,300,000	3,699,639
WaMu Commercial Mortgage Securities Trust (144A)
5.150%, 05/25/36	5,194,179	5,121,010
WaMu Mortgage Pass Through Certificates
3.605%, 06/25/47 (a)	3,768,402	2,178,487
3.625%, 05/25/47 (a)	2,194,198	1,272,758
4.559%, 06/25/33 (a)	647,383	445,554
4.919%, 08/25/35 (a)	3,662,212	3,372,435
Wells Fargo Mortgage Backed Securities Trust
5.774%, 04/25/36 (a)	2,903,000	2,345,818
6.100%, 09/25/36 (a)	3,267,365	2,724,995

		370,920,791

Consumer Finance—0.4%
SLM Corp. 2.960%, 07/26/10 (a)	5,145,000	3,902,539
5.400%, 10/25/11 (b)	2,470,000	1,729,000

		5,631,539

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—6.3%
AES Ironwood, LLC 8.857%, 11/30/25	$170,880	$170,880
AES Red Oak, LLC 9.200%, 11/30/29	85,000	82,875
Anadarko Finance Co. 6.750%, 05/01/11	1,900,000	1,944,449
Atlantic Marine Corps Communities, LLC (144A)
5.343%, 12/01/50	150,000	113,484
Bank of America Corp. 5.375%, 06/15/14 (b)	3,100,000	2,866,198
5.650%, 05/01/18	1,285,000	1,082,345
5.750%, 12/01/17	3,280,000	2,781,401
6.000%, 09/01/17	2,550,000	2,199,643
6.100%, 06/15/17	1,200,000	1,060,192
8.000%, 12/29/49 (a)	5,965,000	4,723,487
8.125%, 12/29/49 (a)	4,150,000	3,352,951
Bank of America N.A. 5.300%, 03/15/17	625,000	519,187
Belvoir Land, LLC (144A) 5.270%, 12/15/47	900,000	670,959
Citigroup Capital XXI 8.300%, 12/21/57 (a)	5,125,000	3,818,438
Citigroup, Inc. 5.300%, 10/17/12	7,375,000	6,565,402
Compton Petroleum Finance Corp. 7.625%, 12/01/13	95,000	83,363
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	5,320,000	4,027,596
Devon Financing Corp., U.L.C. 6.875%, 09/30/11	2,800,000	2,920,571
Gaz Capital (Gazprom) (144A) 7.288%, 08/16/37	2,710,000	1,924,100
General Electric Capital Corp. 5.000%, 11/15/11	16,940,000	16,393,041
5.000%, 04/10/12	2,135,000	1,996,417
6.150%, 08/01/37	4,310,000	3,299,908
6.375%, 11/15/67 (a)	3,875,000	3,135,541
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	3,475,000	3,411,494
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	2,435,000	1,069,720
Irwin Land, LLC (144A) 5.400%, 12/15/47	1,650,000	1,240,602
JPMorgan Chase & Co. 7.900%, 12/31/49 (a)	4,775,000	4,019,977
JPMorgan Chase Capital 6.800%, 10/01/37	7,435,000	5,699,329
Nationwide Building Society (144A) 4.250%, 02/01/10	765,000	752,153
Petrobras International Finance Co. 5.875%, 03/01/18	1,295,000	1,177,002
Rabobank Capital Funding Trust (144A) 5.254%, 12/29/49 (a)	1,000,000	861,944
Sprint Capital Corp. 8.375%, 03/15/12	200,000	180,000

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Telecom Italia Capital S.A. 4.000%, 01/15/10	$2,000,000	$1,941,980
5.250%, 11/15/13	850,000	754,111
5.250%, 10/01/15	1,100,000	915,640
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	475,000	465,500
ZFS Finance USA Trust I (144A) 6.500%, 05/09/37 (a)	2,130,000	1,427,100

		89,648,980

Diversified Telecommunication Services—0.6%
AT&T, Inc. 6.500%, 09/01/37	7,275,000	6,188,697
Cincinnati Bell, Inc. 7.250%, 07/15/13	80,000	72,000
Qwest Communications International, Inc. 7.500%, 02/15/14	810,000	700,650
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	350,000	302,750
Qwest Corp. 6.069%, 06/15/13 (a)	415,000	352,750
Windstream Corp. 8.125%, 08/01/13	1,030,000	978,500
8.625%, 08/01/16	305,000	281,362

		8,876,709

Electric Utilities—0.9%
Elwood Energy, LLC 8.159%, 07/05/26	206,571	189,284
Florida Power & Light Co. 5.625%, 04/01/34	475,000	423,681
5.950%, 02/01/38	1,330,000	1,234,892
Florida Power Corp. 6.400%, 06/15/38	2,850,000	2,698,750
MidAmerican Energy Holdings Co. 5.950%, 05/15/37	1,650,000	1,350,640
6.500%, 09/15/37	1,900,000	1,666,984
PECO Energy Co. 4.750%, 10/01/12	947,000	916,043
Southern California Edison Co. 5.950%, 02/01/38	1,100,000	1,001,352
Texas Competitive Electric Holdings Co., LLC (144A)
10.250%, 11/01/15	3,130,000	2,824,825

		12,306,451

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14 (b)	1,000,000	912,854
Tennessee Gas Pipeline Co. 7.000%, 10/15/28 (b)	500,000	428,476

		1,341,330

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—66.5%
Federal Home Loan Bank 5.000%, 06/01/38	$21,000,000	$20,469,233
5.298%, 07/01/38 (a)	9,741,708	9,687,340
5.308%, 08/01/38 (a)	7,399,387	7,491,040
5.625%, 06/11/21	14,865,000	15,756,722
6.000%, 09/01/38	8,600,000	8,713,934
Federal Home Loan Mortgage Corp. 4.063%, 10/15/33 (a) (c)	82,569,824	7,675,129
4.500%, TBA	15,000,000	14,596,875
4.764%, 03/01/35 (a)	8,930,482	8,980,737
5.000%, 03/15/18	4,200,000	4,140,828
5.000%, 02/01/36	897,573	875,728
5.000%, TBA	11,000,000	10,903,750
5.500%, 09/01/21	44,230,934	44,583,806
5.500%, 07/01/33	4,381,522	4,374,054
5.500%, TBA	50,700,000	50,430,682
5.675%, 01/01/37 (a)	6,516,998	6,613,968
6.000%, 03/15/29	5,520,404	5,631,788
6.000%, TBA	20,600,000	20,872,572
9.000%, 12/01/09	2,340	2,355
Federal National Mortgage Association 4.000%, 05/01/23	7,634,048	7,266,519
4.500%, 02/01/35	1,018,468	964,902
4.500%, 03/01/35	685,201	649,163
4.500%, 09/01/35	69,228	65,587
4.500%, 07/01/36	7,291,821	6,917,424
4.500%, TBA	8,700,000	8,477,063
4.961%, 06/01/38 (a)	8,240,778	8,197,890
5.000%, 06/01/23	2,023,292	1,990,960
5.000%, 04/01/34	16,676,117	16,285,903
5.000%, 04/25/35	2,444,883	2,466,163
5.000%, 07/01/35	370,190	361,297
5.000%, 12/01/35	3,425,649	3,343,349
5.000%, 02/01/36	11,844,030	11,559,482
5.000%, 05/01/36	60,754,892	59,295,279
5.000%, 07/01/36 (c)	15,692,194	3,092,075
5.000%, TBA	23,900,000	23,287,563
5.052%, 07/01/38 (a)	7,892,411	7,863,233
5.125%, 01/02/14 (b)	7,600,000	7,568,308
5.250%, 08/01/12 (b)	3,100,000	3,135,836
5.500%, 04/01/17	115,942	118,026
5.500%, 05/01/19	26,714,187	27,194,454
5.500%, 08/01/19	13,781	13,968
5.500%, 03/01/20	394,496	398,753
5.500%, 05/01/20	111,508	112,711
5.500%, 06/01/20	1,345,525	1,369,714
5.500%, 10/01/20	342,814	346,514
5.500%, 02/01/21	90,899	91,880
5.500%, 03/01/21	621,888	627,822
5.500%, 01/01/24	1,152,233	1,157,288
5.500%, 06/25/28	1,795,612	1,827,487
5.500%, 11/01/34	4,093,300	4,090,160
5.500%, 06/01/35	2,498,882	2,495,403
5.500%, 08/01/35	6,697,438	6,689,604
5.500%, 11/01/35	1,833,911	1,831,358
5.500%, 11/01/35 (c)	7,899,697	1,732,120

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 12/01/35	$11,184,799	$11,169,230
5.500%, 01/01/36	52,007,692	51,944,426
5.500%, 01/25/36 (c)	7,200,514	1,580,105
5.500%, 06/01/36	180,416	180,080
5.500%, 07/01/36 (a)	8,812,736	8,800,469
5.500%, 07/01/36	1,799,463	1,796,114
5.500%, 12/01/36 (a)	29,922,787	29,851,484
5.500%, 04/01/37	19,364,802	19,327,679
5.500%, 08/01/37	1,571,706	1,568,693
5.500%, 11/01/37	1,956,585	1,952,834
5.500%, 12/01/37	1,900,525	1,896,882
5.500%, 02/01/38	957,165	955,234
5.500%, 03/01/38	1,551,638	1,548,508
5.500%, 07/01/38	1,018,661	1,016,606
5.500%, 08/01/38	6,000,002	5,987,899
5.500%, 09/01/38	14,800,000	14,770,148
6.000%, 04/01/16	536,225	551,447
6.000%, 03/25/27	6,333,796	6,442,080
6.000%, 02/01/34	2,662,048	2,708,962
6.000%, 08/01/34	2,218,832	2,257,935
6.000%, 04/01/35	13,645,837	13,894,848
6.000%, 08/01/35	450,085	457,205
6.000%, 01/01/36	133,598	135,472
6.000%, 05/01/36	95,472	96,811
6.000%, 06/01/36	7,407,356	7,511,276
6.000%, 11/01/36	3,274,653	3,320,595
6.000%, 12/01/36	3,137,896	3,181,919
6.000%, 04/01/37	99,568	100,959
6.000%, 06/01/37	414,041	419,826
6.000%, 08/01/37	2,880,181	2,920,426
6.000%, 09/01/37	2,470,232	2,481,465
6.000%, 03/01/38	5,553,784	5,630,635
6.000%, 08/01/38	1,200,396	1,217,049
6.000%, 09/01/38	6,250,000	6,336,707
6.500%, 11/01/27	169,109	175,260
6.500%, 12/01/29 (a)	1,134,919	1,175,490
6.500%, 03/01/36	526,256	540,217
6.500%, 12/01/37	39,296,905	40,337,216
7.000%, 04/01/37	6,201,056	6,476,807
8.500%, 09/01/09	36	37
9.000%, 04/01/16	292	294
Government National Mortgage Association
5.000%, 10/20/33	7,469,401	7,306,589
5.500%, 04/15/33	355,295	356,642
5.500%, TBA	73,100,000	72,916,189
6.000%, 09/20/33	1,119,695	1,137,581
6.000%, 10/20/33	1,843,023	1,877,358
6.000%, 11/20/33	2,517,739	2,557,959
6.000%, TBA	82,000,000	83,088,620
6.500%, 07/15/28	100,198	103,262
6.500%, 05/15/29	191,596	197,170
6.500%, 12/15/29	3,827	3,938
6.500%, 07/15/32	49,386	50,804
6.500%, 10/15/32	986,458	1,014,348
6.500%, 11/15/32	345,393	355,145
6.500%, 02/15/33	1,520,167	1,562,806

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association
6.500%, 04/15/33	$264,078	$271,411
6.500%, 06/15/34	989,104	1,017,013
6.500%, 08/15/34	7,766,278	7,966,700
6.500%, 09/15/34	17,270	17,733
6.500%, 02/15/35	11,071,614	11,351,171
6.500%, 07/15/35	290,896	298,429
6.500%, 12/15/35	8,548,957	8,760,404
6.500%, TBA	10,500,000	10,737,821
7.500%, 12/15/14	225,805	238,510
8.000%, 11/15/29	31,954	35,068
8.500%, 01/15/17	10,617	11,677
8.500%, 02/15/17	11,102	12,211
8.500%, 03/15/17	8,004	8,803
8.500%, 05/15/17	11,681	12,848
8.500%, 10/15/21	1,455	1,606
8.500%, 11/15/21	4,171	4,605
8.500%, 05/15/22	3,291	3,636
9.000%, 10/15/16	7,033	7,688

		940,688,873

Food & Staples Retailing—0.1%
Delhaize America, Inc. 9.000%, 04/15/31	1,000,000	1,049,751

Food Products—0.6%
Kraft Foods, Inc. 6.125%, 02/01/18	5,925,000	5,550,404
6.500%, 08/11/17 (a)	2,855,000	2,747,089

		8,297,493

Foreign Government—4.2%
Emirate of Abu Dhabi (144A) 5.500%, 08/02/12	11,600,000	12,197,927
Federal Republic of Germany 4.000%, 01/04/37 (EUR)	3,525,000	4,491,459
4.250%, 07/04/39 (EUR)	2,100,000	2,787,770
Israel Government AID Bond 5.500%, 12/04/23	4,725,000	5,118,026
Japan Government 1.170%, 11/20/21 (JPY) (a)	1,893,000,000	17,159,054
United Mexican States 7.250%, 12/15/16 (MXN) (a)	41,000,000	3,479,934
10.000%, 12/05/24 (MXN) (a)	137,180,000	14,188,909

		59,423,079

Health Care Providers & Services—0.1%
WellPoint, Inc. 5.950%, 12/15/34	1,750,000	1,456,215

Hotels, Restaurants & Leisure—0.1%
Harrah’s Operating Co., Inc. (144A) 10.750%, 02/01/18 (b)	3,600,000	1,548,000

Security Description	Face Amount	Value

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc. 7.375%, 02/01/16	$275,000	$247,500

Insurance—0.8%
American International Group, Inc. (144A)
8.175%, 05/15/58	5,800,000	929,125
Berkshire Hathaway Finance Corp. 4.750%, 05/15/12 (b)	2,100,000	2,119,666
Chubb Corp. 6.375%, 03/29/67 (a)	2,775,000	2,116,143
Lincoln National Corp. 7.000%, 05/17/66 (a)	1,735,000	1,323,087
The Progressive Corp. 6.700%, 06/15/37 (a)	2,640,000	2,150,977
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	3,075,000	2,365,087

		11,004,085

Media—1.5%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	1,330,000	1,394,891
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	2,486,916
Comcast Corp. 6.500%, 01/15/17	1,200,000	1,127,825
6.950%, 08/15/37	4,250,000	3,625,050
7.050%, 03/15/33	1,775,000	1,591,948
Cox Communications, Inc. 7.125%, 10/01/12	4,600,000	4,686,788
CSC Holdings, Inc. 8.125%, 07/15/09	350,000	346,500
News America, Inc. 6.200%, 12/15/34	1,500,000	1,195,934
Time Warner Cable, Inc. 5.850%, 05/01/17	3,975,000	3,502,126
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	590,000	584,462

		20,542,440

Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold, Inc. 8.250%, 04/01/15	1,250,000	1,228,125
8.375%, 04/01/17	2,410,000	2,373,850

		3,601,975

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	1,450,000	1,461,006

Oil, Gas & Consumable Fuels—0.8%
Anadarko Petroleum Corp. 5.950%, 09/15/16	2,900,000	2,665,433
6.450%, 09/15/36	1,105,000	866,373
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	1,850,000	1,426,776

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-8

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuel—(Continued)
Enterprise Products Operating, L.P. 4.950%, 06/01/10	$25,000	$24,792
Newfield Exploration Co. 6.625%, 09/01/14 (b)	590,000	531,000
6.625%, 04/15/16	555,000	493,950
Sabine Pass LNG, L.P. 7.500%, 11/30/16 (b)	1,900,000	1,482,000
Transocean, Inc. 6.000%, 03/15/18 (b)	680,000	634,641
6.800%, 03/15/38	865,000	793,642
XTO Energy, Inc. 6.750%, 08/01/37	2,500,000	2,218,292

		11,136,899

Pharmaceuticals—0.6%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	2,525,000	2,225,149
Wyeth 5.500%, 02/01/14	6,000,000	5,947,620

		8,172,769

Real Estate Investment Trusts—0.2%
AvalonBay Communities, Inc. 4.950%, 03/15/13	400,000	369,560
Simon Property Group, L.P. 4.600%, 06/15/10	1,000,000	982,961
5.100%, 06/15/15	1,000,000	883,459

		2,235,980

Real Estate Management & Development—0.0%
American Real Estate Partners, L.P. 8.125%, 06/01/12	225,000	191,250

Software—0.2%
Oracle Corp. 5.750%, 04/15/18	2,310,000	2,144,847

Wireless Telecommunication Services—0.3%
America Movil S.A. de C.V. 6.375%, 03/01/35	325,000	287,652
Rogers Wireless, Inc. 7.500%, 03/15/15	385,000	391,349
Sprint Nextel Corp. 6.000%, 12/01/16	1,100,000	847,000
Vodafone Group, Plc. 7.750%, 02/15/10	2,570,000	2,648,847

		4,174,848

Total Fixed Income (Identified Cost $1,792,135,094)		1,683,214,593

Preferred Stock—0.1%
Security Description	Shares	Value

Diversified Financial Services—0.1%
Citigroup, Inc. (b)	110,500	$1,823,250

Total Preferred Stock (Identified Cost $2,762,500)		1,823,250

Short Term Investments—2.9%
Security Description	Face Amount/Shares	Value

Discount Notes—1.5%
Federal Home Loan Bank 0.068%, 10/01/08	$300,000	300,000
0.600%, 10/09/08	5,000,000	4,999,167
2.370%, 10/16/08	7,200,000	7,198,800
Federal Home Loan Mortgage Corp. 2.430%, 11/04/08	8,800,000	8,782,962

		21,280,929

Mutual Funds—1.4%
State Street Navigator Securities Lending Prime Portfolio (d)	20,179,590	20,179,590

Total Short Term Investments (Identified Cost $41,460,519)		41,460,519

Total Investments—122.1% (Identified Cost $1,836,358,113) (e)		1,726,498,362
Liabilities in excess of other assets		(312,798,578)

Total Net Assets—100%		$1,413,699,784

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $19,984,551 and the collateral received consisted of cash in the amount of $20,179,590. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,836,371,023 and the composition of unrealized appreciation and depreciation of investment securities was $15,488,924 and $(125,361,585), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the market value of 144A securities was $55,575,701, which is 3.9% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-9

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 9/30/2008	Unrealized Appreciation/ Depreciation
Euro (Bought)	10/23/2008	655,000	$962,562	$923,941	$(38,621)
Euro (Sold)	10/23/2008	5,799,611	9,076,739	8,180,910	895,829
Japanese Yen (Sold)	10/23/2008	98,251,000	942,338	930,078	12,260
Japanese Yen (Sold)	10/23/2008	145,720,000	1,391,810	1,379,437	12,373
Japanese Yen (Sold)	10/10/2008	1,555,095,000	14,535,758	14,689,952	(154,194)
Mexican Peso (Sold)	10/23/2008	101,790,500	10,123,371	9,255,593	867,778
Mexican Peso (Sold)	10/23/2008	89,301,500	8,710,387	8,119,995	590,392

Net Unrealized Appreciation					$2,185,817

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2008	Unrealized Appreciation/ Depreciation
German Government Bond 10 Year Futures	12/8/2008	134	$21,519,902	$21,711,260	$191,358
United Kingdom Treasury Bonds Futures	12/29/2008	114	22,649,972	22,760,669	110,697
Eurodollar Futures	6/15/2009	331	80,507,772	80,234,400	(273,372)
U.S. Treasury Bond Futures	12/19/2008	411	48,831,399	48,157,641	(673,758)
U.S. Treasury Notes 5 Year Futures	12/31/2008	2,229	252,016,923	250,170,422	(1,846,501)

Futures Contracts-Short
Eurodollar Futures	6/14/2010	(83)	(19,968,909)	(19,952,163)	16,746
U.S. Treasury Notes 2 Year Futures	12/31/2008	(197)	(41,833,099)	(42,047,188)	(214,089)
U.S. Treasury Notes 10 Year Futures	12/19/2008	(1,189)	(138,274,213)	(136,289,125)	1,985,088

Net Unrealized Depreciation					$(703,831)

TBA Sale Commitments
Federal Agencies				Face Amount	Value
Federal National Mortgage Association 4.500% (30 Year TBA)				$(9,000,000)	$(8,510,625)
5.500% (15 Year TBA)				(29,700,000)	(29,932,016)
5.500% (30 Year TBA)				(85,800,000)	(85,558,730)
6.000% (30 Year TBA)				(51,800,000)	(52,463,662)
6.500% (30 Year TBA)				(40,800,000)	(41,832,730)
Federal Home Loan Mortgage Corp 5.000% (30 Year TBA)				(14,700,000)	(14,318,711)
5.500% (15 Year TBA)				(27,800,000)	(27,973,750)
Government National Mortgage Association 6.500% (30 Year TBA)				(11,300,000)	(11,564,849)

Total TBA Sale Commitments (Proceeds Cost $(273,717,742))					$(272,155,073)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-10

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$48,463,705	$1,481,987
Level 2—Other Significant Observable Inputs	1,678,034,129	0
Level 3—Significant Unobservable Inputs	528	0

Total	$1,726,498,362	$1,481,987

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-11

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—57.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
General Dynamics Corp.	70,000	$5,153,400
L-3 Communications Holdings, Inc.	17,200	1,691,104
Lockheed Martin Corp.	96,000	10,528,320
Northrop Grumman Corp.	50,000	3,027,000
Raytheon Co.	178,000	9,524,780
United Technologies Corp.	130,000	7,807,800

		37,732,404

Auto Components—0.2%
Autoliv, Inc.	69,000	2,328,750

Biotechnology—2.2%
Amgen, Inc. (a)	217,000	12,861,590
Biogen Idec, Inc. (a)	147,000	7,392,630
Gilead Sciences, Inc. (a)	223,000	10,164,340

		30,418,560

Chemicals—0.6%
FMC Corp.	61,000	3,134,790
The Mosaic Co.	73,000	4,965,460

		8,100,250

Commercial Services & Supplies—0.2%
R.R. Donnelley & Sons Co.	140,000	3,434,200

Communications Equipment—0.1%
Cisco Systems, Inc. (a)	57,000	1,285,920

Computers & Peripherals—3.0%
Hewlett-Packard Co.	342,000	15,814,080
International Business Machines Corp.	163,000	19,064,480
Western Digital Corp. (a)	324,000	6,907,680

		41,786,240

Construction & Engineering—0.6%
Fluor Corp.	143,000	7,965,100

Consumer Finance—0.6%
Capital One Financial Corp. (b)	177,000	9,027,000

Containers & Packaging—0.4%
Packaging Corp. of America	230,000	5,331,400

Diversified Consumer Services—0.2%
H&R Block, Inc.	131,000	2,980,250

Diversified Financial Services—0.4%
Bank of America Corp.	87,000	3,045,000
JPMorgan Chase & Co.	65,000	3,035,500

		6,080,500

Diversified Telecommunication Services—0.4%
AT&T, Inc.	136,000	3,797,120
CenturyTel, Inc.	40,000	1,466,000

		5,263,120

Security Description	Shares	Value

Electrical Equipment—0.2%
Roper Industries, Inc. (b)	40,000	$2,278,400

Electronic Equipment & Instruments—0.3%
Jabil Circuit, Inc.	344,000	3,281,760
Mettler Toledo International, Inc. (a)	14,700	1,440,600

		4,722,360

Energy Equipment & Services—0.6%
ENSCO International, Inc. (b)	151,000	8,702,130

Food & Staples Retailing—1.9%
The Kroger Co.	342,000	9,398,160
Wal-Mart Stores, Inc.	289,000	17,308,210

		26,706,370

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.	167,000	10,960,210
St. Jude Medical, Inc. (a)	213,000	9,263,370

		20,223,580

Health Care Providers & Services—3.0%
Aetna, Inc.	94,000	3,394,340
AmerisourceBergen Corp.	30,700	1,155,855
Express Scripts, Inc. (a)	132,000	9,744,240
McKesson Corp.	151,800	8,168,358
Medco Health Solutions, Inc. (a)	203,000	9,135,000
WellPoint, Inc. (a)	214,000	10,008,780

		41,606,573

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	210,000	12,957,000

Household Products—0.5%
Procter & Gamble Co.	91,000	6,341,790

Independent Power Producers & Energy Traders—0.3%
NRG Energy, Inc. (a)	140,000	3,465,000

Industrial Conglomerates—0.6%
General Electric Co.	355,000	9,052,500

Insurance—2.6%
Marsh & McLennan Cos., Inc.	65,000	2,064,400
The Allstate Corp.	216,000	9,961,920
The Chubb Corp.	179,000	9,827,100
The Travelers Cos., Inc.	210,000	9,492,000
Transatlantic Holdings, Inc. (b)	21,400	1,163,090
W.R. Berkley Corp.	144,275	3,397,676

		35,906,186

IT Services—0.2%
Computer Sciences Corp. (a)	54,500	2,190,355

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-12

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—1.3%
Caterpillar, Inc.	171,000	$10,191,600
Cummins, Inc.	194,000	8,481,680

		18,673,280

Media—1.2%
DreamWorks Animation SKG, Inc. (a)	104,000	3,270,800
Omnicom Group, Inc.	52,000	2,005,120
The Walt Disney Co.	379,000	11,631,510

		16,907,430

Metals & Mining—0.7%
Reliance Steel & Aluminum Co.	110,000	4,176,700
United States Steel Corp.	75,000	5,820,750

		9,997,450

Office Electronics—0.1%
Xerox Corp.	89,100	1,027,323

Oil, Gas & Consumable Fuels—10.7%
Apache Corp.	98,000	10,219,440
Chevron Corp.	238,000	19,630,240
ConocoPhillips	224,000	16,408,000
Devon Energy Corp.	112,000	10,214,400
Exxon Mobil Corp.	472,000	36,655,520
Hess Corp.	112,000	9,192,960
Marathon Oil Corp.	229,000	9,130,230
Murphy Oil Corp.	134,000	8,594,760
Noble Energy, Inc.	110,000	6,114,900
Occidental Petroleum Corp.	163,000	11,483,350
Sunoco, Inc. (b)	170,000	6,048,600
Valero Energy Corp.	209,000	6,332,700

		150,025,100

Personal Products—0.6%
The Estee Lauder Cos., Inc. (Class A)	166,000	8,285,060

Pharmaceuticals—4.8%
Eli Lilly & Co.	245,000	10,787,350
Forest Laboratories, Inc. (a)	220,000	6,221,600
Johnson & Johnson	312,000	21,615,360
Merck & Co., Inc.	367,000	11,582,520
Pfizer, Inc.	947,000	17,462,680

		67,669,510

Road & Rail—0.7%
CSX Corp.	172,000	9,386,040

Semiconductors & Semiconductor Equipment—6.7%
Altera Corp. (a)	437,000	9,037,160
Analog Devices, Inc.	303,000	7,984,050
Broadcom Corp. (a)	469,000	8,737,470
Integrated Device Technology, Inc. (a)	460,000	3,578,800
Intel Corp.	835,000	15,639,550
Intersil Corp.	274,000	4,542,920

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
KLA-Tencor Corp. (b)	230,000	$7,279,500
Linear Technology Corp. (b)	280,000	8,584,800
Microchip Technology, Inc.	200,000	5,886,000
Silicon Laboratories, Inc. (a)	110,000	3,377,000
Texas Instruments, Inc.	443,000	9,524,500
Xilinx, Inc. (b)	391,000	9,168,950

		93,340,700

Software—3.2%
Adobe Systems, Inc. (a)	35,000	1,381,450
Autodesk, Inc.	210,000	7,045,500
BMC Software, Inc. (a)	46,100	1,319,843
CA, Inc.	57,200	1,141,712
Intuit, Inc. (a)	61,000	1,928,210
McAfee, Inc. (a)	46,100	1,565,556
Microsoft Corp.	248,000	6,619,120
Oracle Corp. (a)	655,000	13,303,050
Symantec Corp. (a)	488,000	9,555,040
Synopsys, Inc. (a)	53,100	1,059,345

		44,918,826

Specialty Retail—1.8%
AutoZone, Inc. (a)	21,400	2,639,476
Best Buy Co., Inc. (b)	131,000	4,912,500
The Gap, Inc.	473,000	8,409,940
TJX Cos., Inc. (b)	292,000	8,911,840

		24,873,756

Textiles, Apparel & Luxury Goods—1.1%
Nike, Inc.	146,000	9,767,400
Polo Ralph Lauren Corp.	86,000	5,731,040

		15,498,440

Total Common Stock (Identified Cost $883,861,982)		796,488,853

Fixed Income—49.8%
Security Description	Face Amount	Value

Aerospace & Defense—0.0%
L-3 Communications Corp. 5.875%, 01/15/15	$150,000	135,750
6.375%, 10/15/15	75,000	69,000

		204,750

Asset Backed—2.2%
Ares VIII CLO, Ltd. (144A) 5.461%, 02/26/16 (c)	1,150,000	826,885
Chase Issuance Trust 4.260%, 05/15/13	4,695,000	4,574,665
5.120%, 10/15/14	4,500,000	4,389,475
Countrywide Asset-Backed Certificates 3.357%, 07/25/36 (c)	3,351,000	2,834,450
4.932%, 12/25/31 (c)	63,467	38,475

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-13

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Asset Backed—(Continued)
Ford Credit Auto Owner Trust 5.070%, 12/15/10	$4,150,000	$4,104,074
GE Business Loan Trust (144A) 3.788%, 04/15/31 (c)	471,491	306,158
Home Equity Asset Trust 3.317%, 07/25/37 (c)	1,502,111	1,390,994
Knollwood CDO, Ltd. (144A) 5.991%, 02/08/39 (c)	413,443	388
Long Beach Mortgage Loan Trust 4.307%, 03/25/34 (c)	894,680	690,335
SLM Student Loan Trust 3.900%, 10/25/16 (c)	6,010,000	6,010,000
4.100%, 01/25/28 (c)	1,520,000	1,513,350
4.500%, 07/25/23 (c)	4,100,000	4,089,110
Structured Asset Investment Loan Trust 6.132%, 04/25/33 (c)	40,741	8,596

		30,776,955

Capital Markets—0.4%
Lehman Brothers Holdings, Inc. 5.250%, 02/06/12	1,310,000	163,750
6.500%, 07/19/17	900,000	1,125
6.750%, 12/28/17	2,075,000	2,594
Morgan Stanley 3.041%, 01/09/12 (c)	6,605,000	4,368,322
6.250%, 08/28/17	675,000	418,528
6.750%, 04/15/11	550,000	407,063
The Bear Stearns Cos., Inc. 3.186%, 07/19/10 (c)	790,000	774,179

		6,135,561

Commercial Banks—1.2%
Barclays Bank, Plc. (144A) 7.434%, 09/29/49 (c)	2,585,000	2,105,004
JPMorgan Chase Bank, N.A. 6.000%, 07/05/17	2,500,000	2,283,043
NationsBank Corp. 7.800%, 09/15/16	925,000	882,718
Royal Bank of Scotland Group, Plc. 7.640%, 03/31/49 (c)	2,000,000	1,490,036
UBS AG Stamford Branch 5.750%, 04/25/18	2,200,000	1,968,901
5.875%, 12/20/17	3,375,000	2,996,740
Wachovia Bank, N.A. 6.600%, 01/15/38	2,150,000	1,273,761
Wachovia Corp. 7.980%, 12/31/49 (c)	2,875,000	1,201,578
Wells Fargo & Co. 4.625%, 08/09/10	1,710,000	1,702,917
4.875%, 01/12/11	590,000	588,146

		16,492,844

Commercial Mortgage-Backed Securities—10.7%
American Home Mortgage Assets
3.397%, 11/25/36 (c)	631,292	383,225

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Banc of America Commercial Mortgage, Inc.
5.118%, 07/11/43	$5,365,000	$5,158,444
5.143%, 11/10/42 (c)	3,630,000	3,488,585
7.333%, 10/15/09	3,417,114	3,435,474
Bear Stearns Commercial Mortgage Securities, Inc.
4.361%, 06/11/41	1,943,659	1,918,751
4.674%, 06/11/41	930,000	826,982
5.742%, 09/11/42 (c)	3,875,000	3,319,231
5.920%, 10/15/36	1,037,088	1,033,583
5.998%, 06/25/47 (c)	4,469,928	3,340,769
Chase Commercial Mortgage Securities Corp.
7.319%, 10/15/32	1,406,192	1,428,921
Citigroup Mortgage Loan Trust, Inc.
5.889%, 06/10/17 (c)	1,750,000	1,357,145
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886%, 11/15/44	1,750,000	1,500,034
CitiMortgage Alternative Loan Trust
6.000%, 10/25/37	4,396,613	3,261,738
Commercial Mortgage Pass Through Certificates
6.010%, 12/10/49 (c)	4,310,000	3,708,383
Countrywide Alternative Loan Trust
3.378%, 03/20/47 (c)	1,880,701	1,124,169
3.815%, 08/25/46 (c)	712,489	420,309
5.500%, 04/25/37	2,226,724	1,578,711
Countrywide Home Loan Mortgage Pass Through Trust
3.407%, 04/25/46 (c)	811,159	489,391
6.500%, 10/25/37	2,294,596	1,801,976
Credit Suisse Mortgage Capital Certificates
5.311%, 12/15/39	4,000,000	3,467,217
6.000%, 10/25/21	1,108,732	796,555
CS First Boston Mortgage Securities Corp.
3.936%, 05/15/38 (c)	4,000,000	3,584,668
4.940%, 12/15/35	4,405,000	4,155,297
5.183%, 11/15/36	2,890,000	2,759,886
5.603%, 07/15/35	3,850,000	3,730,506
Deutsche ALT-A Securities, Inc.
3.407%, 02/25/47 (c)	938,764	558,512
First Union National Bank Commercial Mortgage
6.663%, 01/12/43	3,676,663	3,704,123
First Union National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (c)	3,700,000	3,760,007
GE Capital Commercial Mortgage Corp.
4.578%, 06/10/48	3,480,000	3,294,032
GE Capital Commercial Mortgage Corp.
4.996%, 12/10/37	4,340,000	4,116,159
6.269%, 12/10/35	3,440,000	3,416,136
GMAC Commercial Mortgage Securities, Inc.
7.455%, 08/16/33	2,987,129	3,035,445
Greenwich Capital Commercial Funding Corp.
5.478%, 04/10/37 (c)	1,120,000	892,344
6.112%, 07/10/38 (c)	3,280,000	2,980,392
GS Mortgage Securities Corp. II
5.560%, 11/10/39 (c)	1,455,000	1,287,237
GSR Mortgage Loan Trust
3.397%, 08/25/46 (c)	2,027,050	1,231,646
5.248%, 11/25/35 (c)	1,964,069	1,688,064

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-14

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Harborview Mortgage Loan Trust
3.360%, 09/19/35 (c)	$212,544	$137,127
3.240%, 11/19/36 (c)	1,397,564	836,927
3.340%, 11/19/35 (c)	1,806,454	1,149,753
Indymac INDA Mortgage Loan Trust
5.931%, 09/25/36 (c)	1,401,364	1,060,983
JPMorgan Chase Commercial Mortgage Securities Corp.
5.435%, 08/25/35 (c)	9,931,428	8,644,794
5.827%, 02/15/51 (c)	1,390,000	1,302,300
5.992%, 06/15/49 (c)	1,700,000	1,599,801
JPMorgan Commercial Mortgage Finance Corp.
7.351%, 09/15/29	719,348	721,066
JPMorgan Mortgage Trust
3.885%, 08/25/34 (c)	3,718,528	3,392,327
5.500%, 03/25/22	459,806	426,614
5.875%, 07/25/36	518,937	486,990
LB-UBS Commercial Mortgage Trust
4.023%, 09/15/26	940,346	927,252
4.071%, 09/15/26	1,456,584	1,413,276
5.372%, 09/15/39	1,570,000	1,374,252
5.430%, 02/15/40 (c)	2,800,000	2,348,580
5.642%, 12/15/25 (c)	1,672,026	1,664,721
5.934%, 12/15/25	1,517,336	1,514,441
7.950%, 05/15/25 (c)	3,525,686	3,592,051
LB-UBS Commercial Mortgage Trust (144A)
6.155%, 07/14/16	2,074,201	2,076,494
Morgan Stanley Capital I
5.693%, 10/15/42	1,130,000	1,095,519
5.803%, 06/11/42 (c)	5,925,000	5,136,951
5.811%, 04/12/49 (c)	620,000	579,776
6.077%, 06/11/49 (c)	4,550,000	3,937,987
Residential Accredit Loans, Inc.
2.611%, 02/25/47 (c) (e)	1	0
Salomon Brothers Mortgage Securities VII, Inc.
6.499%, 10/13/11	3,754,932	3,762,547
Wachovia Bank Commercial Mortgage Trust
5.368%, 11/15/48 (c)	430,000	324,156
5.632%, 10/15/48 (c)	430,000	312,873
5.678%, 05/15/46 (c)	1,065,000	894,056
6.100%, 02/15/51 (c)	1,895,000	1,630,422
WaMu Mortgage Pass Through Certificates
3.605%, 06/25/47 (c)	1,624,700	939,228
3.625%, 05/25/47 (c)	927,444	537,970
4.919%, 08/25/35 (c)	1,569,519	1,445,329
5.711%, 02/25/37 (c)	2,165,841	1,594,367
WaMu Mortgage Pass-Through Certificates
5.662%, 03/25/37 (c)	5,488,048	4,196,928
Wells Fargo Mortgage Backed Securities Trust
6.100%, 09/25/36 (c)	1,410,126	1,176,050

		150,267,955

Computers & Peripherals—0.1%
International Business Machines Corp.
5.700%, 09/14/17	1,420,000	1,375,523

Security Description	Face Amount	Value

Consumer Finance—0.2%
SLM Corp.
4.000%, 01/15/09	$700,000	$574,000
5.125%, 08/27/12	1,700,000	1,105,000
5.400%, 10/25/11	890,000	623,000

		2,302,000

Diversified Financial Services—2.6%
AES Ironwood, LLC
8.857%, 11/30/25	119,616	119,616
AES Red Oak, LLC
9.200%, 11/30/29	50,000	48,750
Bank of America Corp.
5.650%, 05/01/18	785,000	661,199
5.750%, 12/01/17	1,820,000	1,543,338
8.000%, 12/29/49 (c)	2,570,000	2,035,098
8.125%, 12/29/49 (c)	2,100,000	1,696,674
Bank of America N.A.
5.300%, 03/15/17	975,000	809,932
Citigroup Capital XXI
8.300%, 12/21/57 (c)	2,230,000	1,661,486
Citigroup, Inc.
4.125%, 02/22/10	2,000,000	1,845,736
5.300%, 10/17/12	4,075,000	3,627,663
Compton Petroleum Finance Corp.
7.625%, 12/01/13	35,000	30,712
Credit Suisse Guernsey, Ltd.
5.860%, 05/29/49 (c)	2,460,000	1,862,385
Devon Financing Corp.
7.875%, 09/30/31	575,000	583,893
Gaz Capital (Gazprom) (144A)
7.288%, 08/16/37	1,060,000	752,600
General Electric Capital Corp.
5.000%, 11/15/11	7,320,000	7,083,652
5.000%, 04/10/12	1,080,000	1,009,897
6.150%, 08/01/37	1,610,000	1,232,680
6.375%, 11/15/67 (c)	1,700,000	1,375,592
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/13	1,450,000	1,423,501
Goldman Sachs Capital II
5.793%, 12/29/49 (c)	1,510,000	663,358
JPMorgan Chase & Co.
7.900%, 12/31/49 (c)	1,775,000	1,494,337
JPMorgan Chase Capital
6.800%, 10/01/37	3,380,000	2,590,953
Lehman Brothers Holdings Capital Trust VII
5.857%, 11/29/49 (c)	305,000	31
Petrobras International Finance Co.
5.875%, 03/01/18	570,000	518,063
Telecom Italia Capital S.A.
5.250%, 10/01/15	975,000	811,590
Wind Acquisition Finance S.A. (144A)
10.750%, 12/01/15	295,000	289,100
ZFS Finance USA Trust I (144A)
6.500%, 05/09/37 (c)	900,000	603,000

		36,374,836

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-15

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Telecommunication Services—0.3%
AT&T, Inc.
6.500%, 09/01/37	$2,850,000	$2,424,438
Cincinnati Bell, Inc.
7.250%, 07/15/13	50,000	45,000
GTE Corp.
6.940%, 04/15/28	100,000	84,851
Qwest Communications International, Inc.
7.500%, 02/15/14	315,000	272,475
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	155,000	134,075
Qwest Corp.
6.069%, 06/15/13 (c)	285,000	242,250
Windstream Corp.
8.125%, 08/01/13	410,000	389,500
8.625%, 08/01/16	115,000	106,088

		3,698,677

Electric Utilities—0.4%
CenterPoint Energy, Inc.
7.250%, 09/01/10	345,000	349,651
Elwood Energy, LLC
8.159%, 07/05/26	115,970	106,265
Florida Power & Light Co.
5.625%, 04/01/34	300,000	267,588
5.950%, 02/01/38	1,125,000	1,044,551
Florida Power Corp.
6.400%, 06/15/38	525,000	497,138
MidAmerican Energy Holdings Co.
5.950%, 05/15/37	1,125,000	920,891
6.500%, 09/15/37 (c)	725,000	636,086
PECO Energy Co.
4.750%, 10/01/12	650,000	628,752
Southern California Edison Co.
5.950%, 02/01/38	475,000	432,402
Texas Competitive Electric Holdings Co., LLC (144A)
10.250%, 11/01/15	1,365,000	1,231,912

		6,115,236

Energy Equipment & Services—0.0%
Tennessee Gas Pipeline Co.
7.000%, 10/15/28 (b)	190,000	162,821

Federal Agencies—27.9%
Federal Home Loan Bank
5.000%, 06/01/38	9,000,000	8,772,528
5.125%, 08/15/19	6,525,000	6,632,826
5.202%, 12/01/35 (c)	3,398,631	3,444,589
5.500%, 08/01/38	2,494,159	2,482,892
5.500%, 09/01/38	6,000,000	5,972,898
5.625%, 06/13/16	1,640,000	1,503,895
6.000%, 08/01/38	5,962,835	6,041,831
6.000%, 09/01/38	9,927,000	10,058,514
6.500%, 12/01/37	15,941,346	16,363,363
Federal Home Loan Mortgage Corp.
3.925%, 06/01/34 (c)	5,090,914	5,103,197

Security Description	Face Amount	Value

Federal Agencies—(Continued)
4.063%, 09/15/33 (c) (d)	$36,449,370	$3,290,737
4.500%, TBA	11,000,000	10,704,375
5.000%, 06/01/36	943,320	919,773
5.500%, 04/15/26	2,214,998	2,246,419
5.500%, 07/01/33	3,002,377	2,997,259
5.500%, 10/01/35	665,005	662,417
5.500%, 03/01/37	5,284,559	5,260,688
5.500%, 06/01/37	454,163	452,112
5.500%, TBA	14,500,000	14,422,976
5.675%, 01/01/37 (c)	2,611,140	2,649,993
5.740%, 04/01/37 (c)	3,021,155	3,058,965
6.000%, TBA	2,000,000	2,034,376
Federal National Mortgage Association
4.000%, 04/01/23	1,174,971	1,118,404
4.000%, 05/01/23	1,880,804	1,781,768
4.500%, 08/01/35	3,037,646	2,877,882
4.500%, TBA	2,600,000	2,535,484
4.918%, 06/01/38 (c)	3,506,027	3,471,138
5.000%, 06/01/23	1,407,507	1,385,016
5.000%, 08/01/34	4,801,862	4,694,002
5.000%, 07/01/35	203,598	198,706
5.000%, 12/01/35	304,502	297,187
5.000%, 02/01/36	3,948,010	3,853,161
5.000%, 05/01/36	27,827,701	27,159,151
5.000%, 07/01/36 (d)	5,997,427	1,181,766
5.000%, TBA	22,200,000	21,819,182
5.125%, 01/02/14 (b)	1,350,000	1,344,371
5.500%, 10/01/18	965,126	980,668
5.500%, 12/01/18	631,862	642,037
5.500%, 01/01/19	1,068,197	1,085,398
5.500%, 03/01/19	23,015	23,386
5.500%, 05/01/19	1,355,675	1,380,048
5.500%, 07/01/19	431,668	437,540
5.500%, 09/01/19	9,987,089	10,162,305
5.500%, 06/01/20	1,345,525	1,369,714
5.500%, 07/01/20	3,383,577	3,438,062
5.500%, 01/01/21	87,470	88,304
5.500%, 02/01/21	180,344	182,064
5.500%, 01/01/24	806,563	810,102
5.500%, 11/01/34	5,105,127	5,101,211
5.500%, 04/01/35	1,482,017	1,479,954
5.500%, 06/01/35	1,522,865	1,520,746
5.500%, 11/01/35 (d)	4,815,053	1,055,768
5.500%, 12/01/35	8,066,130	8,057,758
5.500%, 01/01/36	13,038,140	13,022,279
5.500%, 01/25/36 (d)	1,878,395	412,201
5.500%, 12/01/36 (c)	15,286,260	15,264,981
5.500%, 05/01/38	8,000,000	7,983,864
5.500%, 08/01/38	2,600,002	2,594,757
5.503%, 09/01/38 (c)	3,445,756	3,448,313
6.000%, 04/01/16	376,428	387,114
6.000%, 03/01/21	143,398	146,245
6.000%, 05/01/21	770,065	785,353
6.000%, 06/01/21	81,049	82,659
6.000%, 07/01/21	1,007,179	1,027,175
6.000%, 08/01/21	1,059,435	1,080,468

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-16

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
6.000%, 02/01/34	$2,258,708	$2,298,513
6.000%, 08/01/34	1,338,343	1,361,929
6.000%, 04/01/35	5,360,865	5,458,690
6.000%, 02/01/36	1,563,625	1,585,562
6.000%, 06/01/36	3,712,594	3,764,679
6.000%, 07/01/36	6,860,884	6,957,138
6.000%, 09/01/36	4,515,014	4,578,357
6.000%, 10/01/37	4,208,259	4,264,391
6.250%, 02/01/11	3,285,000	3,436,011
6.500%, 12/01/29 (c)	818,451	847,709
6.500%, 08/01/36	769,737	790,157
7.000%, 04/01/37	2,628,708	2,745,603
8.500%, 02/01/09	2	2
9.000%, 04/01/16	97	98
Government National Mortgage Association
5.000%, 10/20/33	5,279,674	5,164,593
5.500%, 04/15/33	385,037	386,497
5.500%, TBA	22,800,000	22,745,203
6.000%, 02/15/09	4,334	4,350
6.000%, 09/20/33	805,009	817,869
6.000%, 10/20/33	1,308,922	1,333,307
6.000%, 11/20/33	1,789,337	1,817,920
6.000%, 12/20/37	1,110,042	1,126,287
6.000%, TBA	26,700,000	27,072,258
6.500%, 07/15/14	21,706	22,649
6.500%, 07/15/31	4,588,686	4,718,087
6.500%, 10/15/32	440,616	452,983
6.500%, 06/15/34	4,498,127	4,625,156
6.500%, 08/15/34	3,441,873	3,530,696
6.500%, TBA	4,400,000	4,499,687
7.500%, 12/15/14	402,619	425,271

		389,675,967

Food Products—0.3%
Kraft Foods, Inc.
6.125%, 02/01/18	1,950,000	1,826,715
6.500%, 08/11/17	1,830,000	1,760,832

		3,587,547

Foreign Government—1.8%
Emirate of Abu Dhabi (144A)
5.500%, 08/02/12	4,600,000	4,837,109
Federal Republic of Germany
4.000%, 01/04/37 (EUR)	1,525,000	1,943,113
4.250%, 07/04/39 (EUR)	850,000	1,128,383
Israel Government AID Bond
5.500%, 12/04/23	3,175,000	3,439,097
Japan Government
1.170%, 11/20/21 (JPY) (c)	715,000,000	6,481,101
United Mexican States
7.250%, 12/15/16 (MXN)	17,000,000	1,442,899
10.000%, 12/05/24 (MXN)	56,820,000	5,876,782

		25,148,484

Security Description	Face Amount	Value

Health Care Providers & Services—0.0%
WellPoint, Inc.
5.950%, 12/15/34	$700,000	$582,486

Hotels, Restaurants & Leisure—0.1%
Caesars Entertainment, Inc.
7.875%, 03/15/10 (b)	950,000	738,625
Harrah’s Operating Co., Inc. (144A)
10.750%, 02/01/18 (b)	1,600,000	688,000

		1,426,625

Independent Power Producers & Energy Traders—0.0%
NRG Energy, Inc.
7.375%, 02/01/16	170,000	153,000

Insurance—0.2%
American International Group, Inc. (144A)
8.175%, 05/15/58	2,450,000	392,475
Chubb Corp.
6.375%, 03/29/67 (c)	1,100,000	838,831
Lincoln National Corp.
6.050%, 04/20/67	675,000	445,500
7.000%, 05/17/66 (c)	640,000	488,055
The Progressive Corp.
6.700%, 06/15/37 (c)	1,040,000	847,355
The Travelers Cos., Inc.
6.250%, 03/15/67 (c)	735,000	565,314

		3,577,530

Media—0.7%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	650,000	681,713
Comcast Corp.
6.500%, 11/15/35	555,000	463,383
6.950%, 08/15/37	1,150,000	980,896
7.050%, 03/15/33	275,000	246,640
CSC Holdings, Inc.
8.125%, 07/15/09	135,000	133,650
News America, Inc.
6.200%, 12/15/34	640,000	510,265
TCI Communications, Inc.
7.875%, 02/15/26	1,300,000	1,251,750
Time Warner Cable, Inc.
6.200%, 07/01/13	2,850,000	2,764,922
Time Warner Entertainment Co., L.P.
8.375%, 03/15/23	350,000	346,715
Time Warner, Inc.
6.875%, 05/01/12	1,875,000	1,859,055

		9,238,989

Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/15	485,000	476,512
8.375%, 04/01/17	965,000	950,525

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-17

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Metals & Mining—(Continued)
Ispat Inland, U.L.C.
9.750%, 04/01/14	$155,000	$163,848

		1,590,885

Office Electronics—0.1%
Xerox Corp.
6.875%, 08/15/11	975,000	982,400

Oil, Gas & Consumable Fuels—0.2%
Canadian Natural Resources, Ltd.
6.250%, 03/15/38	800,000	616,984
Newfield Exploration Co.
6.625%, 09/01/14 (b)	395,000	355,500
6.625%, 04/15/16	375,000	333,750
Sabine Pass LNG, L.P.
7.500%, 11/30/16 (b)	700,000	546,000
Transocean, Inc.
6.000%, 03/15/18	295,000	275,322
6.800%, 03/15/38	385,000	353,240
XTO Energy, Inc.
6.750%, 08/01/37	900,000	798,585

		3,279,381

Pharmaceuticals—0.1%
Bristol-Myers Squibb Co.
5.875%, 11/15/36	950,000	837,185

Real Estate Management & Development—0.0%
American Real Estate Partners, L.P.
8.125%, 06/01/12	145,000	123,250

Road & Rail—0.0%
United Parcel Service, Inc.
6.200%, 01/15/38	395,000	367,372

Software—0.1%
Oracle Corp.
5.750%, 04/15/18	980,000	909,935

Wireless Telecommunication Services—0.1%
Rogers Wireless, Inc.
7.500%, 03/15/15	240,000	243,958
Vodafone Group, Plc.
6.150%, 02/27/37	650,000	522,021
7.750%, 02/15/10	665,000	685,402

		1,451,381

Total Fixed Income (Identified Cost $741,762,393)		696,839,575

Preferred Stock—0.1%
Security Description	Shares	Value

Diversified Financial Services—0.1%
Citigroup, Inc.	48,000	$792,000

Total Preferred Stock (Identified Cost $1,200,000)		792,000

Short Term Investments—5.4%
Security Description	Shares/Face Amount	Value

Discount Notes—0.6%
Federal Home Loan Bank
0.068%, 10/01/08	$900,000	900,000
0.600%, 10/09/08	2,900,000	2,899,517
0.080%, 10/14/08	4,000,000	3,999,494
Federal National Mortgage Association
2.150%, 11/04/08	600,000	598,827

		8,397,838

Mutual Funds—4.7%
State Street Navigator Securities Lending Prime Portfolio (f)	66,575,506	66,575,506

Repurchase Agreement—0.1%
State Street Repurchase Agreement dated 09/30/08 at 0.300% to be repurchased at $1,027,009 on 10/01/08, collateralized by $1,045,000 Federal Home Loan Bank due 01/08/09 with a value of $1,050,225.	1,027,000	1,027,000

Total Short Term Investments (Identified Cost $76,000,344)		76,000,344

Total Investments—112.3% (Identified Cost $1,702,824,719) (g)		1,570,120,772
Liabilities in excess of other assets		(172,113,935)

Total Net Assets—100%		$1,398,006,837

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $69,151,783 and the collateral received consisted of cash in the amount of $66,575,506 and non-cash collateral with a value of $708,885. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(e)	Zero Valued Security.
(f)	Represents investment of cash collateral received from securities lending transactions.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

(g)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,703,212,059 and the composition of unrealized appreciation and depreciation of investment securities was $43,194,592 and $(176,285,879), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the market value of 144A securities was $17,869,132, which is 1.3% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 9/30/2008	Unrealized Appreciation/ Depreciation
Euro (bought)	10/23/2008	52,100	$82,203	$73,518	$(8,685)
Euro (bought)	10/23/2008	280,000	411,477	395,108	(16,369)
Euro (sold)	10/23/2008	2,531,675	3,962,223	3,572,442	389,781
Japenese Yen (sold)	10/10/2008	665,420,000	6,219,803	6,289,618	(69,815)
Japenese Yen (sold)	10/23/2008	37,041	3,612,945	3,366,606	246,339
Japenese Yen (sold)	10/23/2008	10,022,500	95,728	94,928	800
Japenese Yen (sold)	10/23/2008	42,126,000	4,189,557	3,828,775	360,782

Net Unrealized Appreciation					$902,833

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2008	Unrealized Appreciation/ Depreciation
Eurodollar Futures	6/15/2009	313	$76,273,690	$75,871,200	$(402,490)
German Government Bond 10 Year Futures	12/8/2008	47	7,548,040	7,615,143	67,103
United Kingdom Treasury Bond Futures	12/29/2008	49	9,732,960	9,783,094	50,134
U.S. Treasury Notes 5 Year Futures	12/31/2008	970	109,574,216	108,867,344	(706,872)
U.S. Treasury Bonds Futures	12/19/2008	175	20,640,787	20,505,078	(135,709)

Futures Contracts-Short
Eurodollar Futures	6/14/2010	(35)	(8,420,993)	(8,413,563)	7,430
U.S. Treasury Notes 2 Year Futures	12/31/2008	(277)	(58,950,917)	(59,122,188)	(171,271)
U.S. Treasury Notes 10 Year Futures	12/19/2008	(379)	(44,164,668)	(43,442,875)	721,793

Net Unrealized Depreciation					$(569,882)

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal National Mortgage Association
4.500% (30 Year TBA)	$(3,000,000)	$(2,836,875)
5.500% (15 Year TBA)	(15,100,000)	(15,220,121)
5.500% (30 Year TBA)	(19,600,000)	(19,544,885)
6.000% (15 Year TBA)	(3,000,000)	(3,054,258)
6.000% (30 Year TBA)	(26,100,000)	(26,434,393)
6.500% (30 Year TBA)	(6,100,000)	(6,254,403)
Federal Home Loan Mortgage Corp
5.000% (30 Tear TBA)	(6,900,000)	(6,721,028)
6.000% (30 Year TBA)	(5,500,000)	(5,560,241)
Government National Mortgage Association
6.500% (30 Year TBA)	(6,000,000)	(6,150,003)

Total TBA Sale Commitments (Proceeds Cost $(92,059,277))		$(91,776,207)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$863,856,359	$332,951
Level 2—Other Significant Observable Inputs	705,130,983	0
Level 3—Significant Unobservable Inputs	1,133,430	0

Total	$1,570,120,772	$332,951

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments In Securities	Other Financial Instruments
Balance as of June 30, 2008	$1,247,912	$0
Transfers In (Out) of Level 3	0	0
Accrued discounts/premiums	0	0
Realized Gain (Loss)	0	0
Change in unrealized appreciation (depreciation)	(92,553)	0
Net Purchases (Sales)	(21,929)	0

Balance as of September 30, 2008	$1,133,430	$0

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—100.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—6.5%
General Dynamics Corp. (a)	131,000	$9,644,220
L-3 Communications Holdings, Inc. (a)	69,000	6,784,080
Lockheed Martin Corp. (a)	13,100	1,436,677
Northrop Grumman Corp.	131,000	7,930,740
Raytheon Co.	146,000	7,812,460
United Technologies Corp.	116,000	6,966,960

		40,575,137

Biotechnology—2.6%
Amgen, Inc. (b)	231,000	13,691,371
Biogen Idec, Inc. (b)	48,000	2,413,920

		16,105,291

Capital Markets—1.1%
Ameriprise Financial, Inc.	186,000	7,105,200

Chemicals—1.1%
FMC Corp. (a)	75,000	3,854,250
The Mosaic Co.	46,000	3,128,920

		6,983,170

Commercial Banks—0.1%
Wells Fargo & Co.	17,000	638,010

Commercial Services & Supplies—0.9%
Manpower, Inc.	20,000	863,200
Steelcase, Inc.	77,800	836,350
Waste Management, Inc.	125,000	3,936,250

		5,635,800

Computers & Peripherals—3.2%
Hewlett-Packard Co.	115,000	5,317,600
International Business Machines Corp.	51,000	5,964,960
Lexmark International, Inc. (Class A) (a) (b)	14,000	455,980
QLogic Corp. (b)	263,000	4,039,680
Western Digital Corp. (b)	208,000	4,434,560

		20,212,780

Consumer Finance—1.3%
Capital One Financial Corp. (a)	161,000	8,211,000

Diversified Financial Services—1.8%
Bank of America Corp.	183,000	6,405,000
JPMorgan Chase & Co. (a)	106,000	4,950,200

		11,355,200

Diversified Telecommunication Services—2.4%
AT&T, Inc.	213,000	5,946,960
CenturyTel, Inc. (a)	130,000	4,764,500
Embarq Corp.	100,000	4,055,000

		14,766,460

Electronic Equipment & Instruments—1.0%
Arrow Electronics, Inc. (b)	133,000	3,487,260

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
Ingram Micro, Inc.	93,000	$1,494,510
Jabil Circuit, Inc.	74,000	705,960
Tech Data Corp. (b)	14,000	417,900

		6,105,630

Energy Equipment & Services—2.1%
ENSCO International, Inc. (a)	112,000	6,454,560
Tidewater, Inc. (a)	120,000	6,643,200

		13,097,760

Food & Staples Retailing—3.7%
BJ’s Wholesale Club, Inc. (a) (b)	151,000	5,867,860
The Kroger Co.	290,000	7,969,200
Wal-Mart Stores, Inc.	156,000	9,342,840

		23,179,900

Food Products—1.4%
General Mills, Inc.	130,000	8,933,600

Health Care Providers & Services—4.6%
Aetna, Inc.	107,300	3,874,603
AmerisourceBergen Corp.	106,900	4,024,785
McKesson Corp. (a)	127,000	6,833,870
Medco Health Solutions, Inc. (b)	122,000	5,490,000
WellPoint, Inc. (b)	192,000	8,979,840

		29,203,098

Hotels, Restaurants & Leisure—1.2%
McDonald’s Corp.	122,000	7,527,400

Household Durables—2.1%
NVR, Inc. (a) (b)	1,000	572,000
Pulte Homes, Inc.	424,000	5,923,280
Toll Brothers, Inc. (a) (b)	263,000	6,635,490

		13,130,770

Household Products—0.3%
Procter & Gamble Co.	26,000	1,811,940

Independent Power Producers & Energy Traders—0.9%
NRG Energy, Inc. (a) (b)	237,000	5,865,750

Industrial Conglomerates—2.3%
General Electric Co.	570,000	14,535,000

Insurance—12.8%
ACE, Ltd. (a)	103,000	5,575,390
American Financial Group, Inc.	68,000	2,006,000
Arch Capital Group, Ltd. (b)	13,000	949,390
Cincinnati Financial Corp. (a)	121,000	3,441,240
Everest Re Group, Ltd.	5,000	432,650
HCC Insurance Holdings, Inc. (a)	238,000	6,426,000
Marsh & McLennan Cos., Inc.	250,000	7,940,000
PartnerRe, Ltd.	7,000	476,630
RenaissanceRe Holdings, Ltd.	9,000	468,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
The Allstate Corp.	213,000	$9,823,560
The Chubb Corp. (a)	161,000	8,838,900
The Progressive Corp.	446,000	7,760,400
The Travelers Cos., Inc.	214,000	9,672,800
Torchmark Corp. (a)	115,000	6,877,000
Transatlantic Holdings, Inc.	23,500	1,277,225
UnumProvident Corp.	288,000	7,228,800
W.R. Berkley Corp. (a)	53,450	1,258,747

		80,452,732

Internet & Catalog Retail—0.6%
Expedia, Inc. (b)	266,000	4,019,260

IT Services—0.1%
Affiliated Computer Services, Inc. (Class A) (a) (b)	9,000	455,670

Leisure Equipment & Products—0.3%
Hasbro, Inc.	63,000	2,187,360

Machinery—0.8%
AGCO Corp.	105,000	4,474,050
Dover Corp.	10,000	405,500
Gardner Denver, Inc. (b)	10,000	347,200

		5,226,750

Media—1.6%
The Walt Disney Co.	335,000	10,281,150

Metals & Mining—2.3%
Freeport-McMoRan Copper & Gold, Inc.	111,000	6,310,350
Reliance Steel & Aluminum Co. (a)	99,000	3,759,030
United States Steel Corp.	53,000	4,113,330

		14,182,710

Office Electronics—0.5%
Xerox Corp. (a)	251,000	2,894,030

Oil, Gas & Consumable Fuels—21.1%
Apache Corp.	96,000	10,010,880
Chevron Corp.	307,000	25,321,360
ConocoPhillips	259,000	18,971,750
Devon Energy Corp. (a)	112,000	10,214,400
Exxon Mobil Corp.	554,000	43,023,639
Hess Corp. (a)	54,000	4,432,320
Marathon Oil Corp.	175,000	6,977,250
Noble Energy, Inc.	94,000	5,225,460
Occidental Petroleum Corp.	77,000	5,424,650
Valero Energy Corp.	89,000	2,696,700

		132,298,409

Pharmaceuticals—9.2%
Eli Lilly & Co.	164,000	7,220,920
Johnson & Johnson	323,000	22,377,440
King Pharmaceuticals, Inc. (b)	77,900	746,282
Merck & Co., Inc.	225,000	7,101,000

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Pfizer, Inc.	1,100,000	$20,284,000

		57,729,642

Road & Rail—1.0%
CSX Corp. (a)	110,000	6,002,700
Ryder System, Inc.	7,000	434,000

		6,436,700

Semiconductors & Semiconductor Equipment—3.6%
Integrated Device Technology, Inc. (b)	215,000	1,672,700
Intel Corp.	436,000	8,166,280
Intersil Corp. (a)	287,000	4,758,460
KLA-Tencor Corp. (a)	173,000	5,475,450
Novellus Systems, Inc. (a) (b)	143,000	2,808,520

		22,881,410

Software—2.5%
CA, Inc. (a)	47,000	938,120
Compuware Corp. (a) (b)	58,000	562,020
McAfee, Inc. (a) (b)	126,600	4,299,336
Symantec Corp. (b)	432,000	8,458,560
Synopsys, Inc. (b)	57,400	1,145,130

		15,403,166

Specialty Retail—2.2%
RadioShack Corp. (a)	368,000	6,359,040
The Gap, Inc. (a)	402,000	7,147,560

		13,506,600

Thrifts & Mortgage Finance—1.0%
Hudson City Bancorp, Inc. (a)	111,000	2,047,950
New York Community Bancorp, Inc.	257,000	4,315,030

		6,362,980

Total Common Stock (Identified Cost $702,668,278)		629,297,465

Short Term Investments—15.6%
Security Description	Shares/Face Amount	Value

Mutual Funds—15.5%
State Street Navigator Securities Lending Prime Portfolio (c)	97,878,713	97,878,713

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Short Term Investments—(Continued)

Security Description	Shares/Face Amount	Value

Repurchase Agreement—0.1%
State Street Repurchase Agreement dated 09/30/08 at 0.200% to be repurchased at $371,002 on 10/01/08, collateralized by $380,000 Federal Home Loan Bank due 01/19/10 with a value of $379,605.	$371,000	$371,000

Total Short Term Investments (Identified Cost $98,249,713)		98,249,713

Total Investments—115.8% (Identified Cost $800,917,991) (d)		727,547,178
Liabilities in excess of other assets		(99,334,150)

Total Net Assets—100%		$628,213,028

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $105,199,065 and the collateral received consisted of cash in the amount of $97,878,713 and non-cash collateral with a value of $3,985,245. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $800,916,191 and the composition of unrealized appreciation and depreciation of investment securities was $18,035,148 and $(91,404,161), respectively.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$727,176,178	$0
Level 2—Other Significant Observable Inputs	371,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$727,547,178	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—99.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Honeywell International, Inc.	152,123	$6,320,711
Northrop Grumman Corp.	74,500	4,510,230

		10,830,941

Air Freight & Logistics—1.0%
Expeditors International of Washington, Inc. (a)	115,585	4,026,982

Auto Components—0.7%
BorgWarner, Inc. (a)	82,800	2,713,356

Beverages—4.1%
PepsiCo, Inc.	62,000	4,418,740
The Coca-Cola Co.	224,697	11,881,977

		16,300,717

Biotechnology—5.4%
Celgene Corp. (b)	136,300	8,625,064
Genzyme Corp. (b)	72,600	5,872,614
Gilead Sciences, Inc. (b)	161,000	7,338,380

		21,836,058

Capital Markets—1.9%
Janus Capital Group, Inc. (a)	321,702	7,810,925

Chemicals—1.4%
Monsanto Co.	56,892	5,631,170

Commercial Services & Supplies—0.8%
Waste Management, Inc.	100,300	3,158,447

Communications Equipment—8.5%
Cisco Systems, Inc. (b)	624,637	14,091,811
QUALCOMM, Inc.	470,248	20,206,556

		34,298,367

Computers & Peripherals—2.1%
Apple, Inc. (b)	73,817	8,390,040

Construction & Engineering—0.5%
Fluor Corp.	33,100	1,843,670

Diversified Consumer Services—1.6%
Apollo Group, Inc. (Class A) (b)	109,600	6,499,280

Diversified Financial Services—1.5%
CME Group, Inc.	6,000	2,229,060
JPMorgan Chase & Co.	81,400	3,801,380

		6,030,440

Diversified Telecommunication Services—0.5%
AT&T, Inc.	64,772	1,808,434

Electric Utilities—1.3%
Exelon Corp.	85,095	5,328,649

Security Description	Shares	Value

Energy Equipment & Services—6.1%
Cameron International Corp. (b)	173,000	$6,667,420
Schlumberger, Ltd.	198,993	15,539,363
Transocean, Inc. (b)	22,563	2,478,320

		24,685,103

Food & Staples Retailing—5.6%
CVS Caremark Corp.	120,900	4,069,494
Wal-Mart Stores, Inc.	307,156	18,395,573

		22,465,067

Health Care Equipment & Supplies—3.4%
C.R. Bard, Inc.	34,200	3,244,554
Dentsply International, Inc.	87,500	3,284,750
Medtronic, Inc.	143,200	7,174,320

		13,703,624

Health Care Providers & Services—3.2%
Henry Schein, Inc. (a) (b)	110,200	5,933,168
Medco Health Solutions, Inc. (b)	149,440	6,724,800

		12,657,968

Hotels, Restaurants & Leisure—2.1%
Burger King Holdings, Inc. (a)	149,400	3,669,264
McDonald’s Corp.	79,400	4,898,980

		8,568,244

Household Products—2.8%
Procter & Gamble Co.	125,100	8,718,219
The Clorox Co. (a)	40,400	2,532,676

		11,250,895

Internet Software & Services—2.2%
Google, Inc. (Class A) (b)	22,255	8,913,573

IT Services—1.3%
The Western Union Co.	208,306	5,138,909

Life Sciences Tools & Services—2.4%
Thermo Fisher Scientific, Inc. (b)	171,900	9,454,500

Machinery—4.5%
Cummins, Inc.	116,800	5,106,496
Danaher Corp.	155,700	10,805,580
Joy Global, Inc.	51,000	2,302,140

		18,214,216

Metals & Mining—2.5%
Agnico-Eagle Mines, Ltd. (a)	101,700	5,600,619
Freeport-McMoRan Copper & Gold, Inc.	76,725	4,361,816

		9,962,435

Multiline Retail—1.4%
Kohl’s Corp. (b)	123,122	5,673,462

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—3.7%
Consol Energy, Inc.	43,926	$2,015,764
EOG Resources, Inc.	41,150	3,681,279
Massey Energy Co.	126,842	4,524,454
Petroleo Brasileiro S.A. (ADR)	105,158	4,621,694

		14,843,191

Personal Products—2.0%
Avon Products, Inc.	189,300	7,869,201

Pharmaceuticals—5.1%
Abbott Laboratories	169,000	9,731,020
Johnson & Johnson	158,300	10,967,024

		20,698,044

Semiconductors & Semiconductor Equipment—3.5%
Broadcom Corp. (b)	142,900	2,662,227
Lam Research Corp. (b)	77,906	2,453,260
Marvell Technology Group, Ltd. (b)	279,000	2,594,700
PMC-Sierra, Inc. (a) (b)	850,184	6,308,365

		14,018,552

Software—8.1%
Activision Blizzard, Inc. (b)	605,600	9,344,408
Adobe Systems, Inc. (b)	329,787	13,016,693
Check Point Software Technologies, Ltd. (b)	182,700	4,154,598
Salesforce.com, Inc. (a) (b)	129,338	6,259,959

		32,775,658

Specialty Retail—1.1%
Ross Stores, Inc. (a)	125,161	4,607,177

Tobacco—2.4%
Philip Morris International, Inc.	201,969	9,714,709

Wireless Telecommunication Services—2.0%
American Tower Corp. (Class A) (b)	228,298	8,211,879

Total Common Stock (Identified Cost $422,454,800)		399,933,883

Short Term Investments—17.6%
Security Description	Face Amount/Shares	Value

Discount Notes—1.0%
Federal Home Loan Bank
0.068%, 10/01/08	$700,000	$700,000
0.600%, 10/09/08	3,600,000	3,599,400

		4,299,400

Mutual Funds—16.6%
State Street Navigator Securities Lending Prime Portfolio (c)	66,779,447	66,779,447

Total Short Term Investments (Identified Cost $71,078,847)		71,078,847

Total Investments—117.0% (Identified Cost $493,533,647) (d)		471,012,730
Liabilities in excess of other assets		(68,607,542)

Total Net Assets—100%		$402,405,188

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $67,603,374 and the collateral received consisted of cash in the amount of $66,779,447. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $493,515,596 and the composition of unrealized appreciation and depreciation of investment securities was $17,663,236 and $(40,166,102), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$466,713,330	$0
Level 2—Other Significant Observable Inputs	4,299,400	0
Level 3—Significant Unobservable Inputs	0	0

Total	$471,012,730	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Commercial Paper—72.7% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—24.2%
Amsterdam Funding Corp. 2.700%, 10/02/08	$25,100,000	$25,098,117
Atlantic Asset Securities Corp. 2.730%, 11/03/08	24,949,000	24,886,565
Barton Capital Corp. 5.500%, 10/01/08	15,000,000	15,000,000
Chariot Funding, LLC 2.450%, 10/17/08	20,000,000	19,978,222
3.400%, 10/21/08	15,000,000	14,971,667
Ciesco, LLC 4.500%, 10/22/08	50,000,000	49,868,750
Clipper Receivables Co., LLC 2.800%, 10/16/08	20,000,000	19,976,666
2.870%, 10/20/08	10,000,000	9,984,853
2.870%, 10/23/08	15,000,000	14,973,692
Falcon Asset Securitization Co., LLC 2.450%, 10/14/08	10,000,000	9,991,153
Kitty Hawk Funding Corp. 4.100%, 10/01/08	7,948,000	7,948,000
Nieuw Amsterdam Receivables Corp. 2.650%, 10/01/08	25,017,000	25,017,000
7.000%, 10/01/08	35,000,000	35,000,000
Old Line Funding, LLC 2.690%, 10/02/08	25,000,000	24,998,132
2.650%, 10/10/08	1,461,000	1,460,032
2.790%, 10/17/08	15,000,000	14,981,400
2.770%, 10/21/08	18,000,000	17,972,300
Park Avenue Receivables Corp. 5.500%, 10/01/08	60,000,000	60,000,000
Ranger Funding Company, LLC 2.800%, 10/03/08	20,000,000	19,996,889
Thunder Bay Funding, LLC 5.000%, 10/01/08	60,000,000	60,000,000
Variable Funding Corp. 1.000%, 10/15/08	25,000,000	24,973,264
Windmill Funding Corp. 2.780%, 10/20/08	5,000,000	4,992,664

		502,069,366

Asset Backed—Other—1.2%
Atlantis One Funding Corp. 2.760%, 10/23/08	25,000,000	24,957,833

Capital Markets—0.7%
State Street Corp. 2.630%, 12/09/08	15,000,000	14,924,387

Commercial Banks—6.5%
Bank of Montreal (Chicago) 2.960%, 05/29/09 (a)	14,950,000	14,950,000
Dexia Delaware, LLC 2.805%, 10/20/08	20,000,000	19,970,392
2.810%, 10/22/08	16,000,000	15,973,773
2.770%, 12/10/08	20,000,000	19,892,278
Rabobank USA Financial Corp. 0.250%, 10/01/08	64,529,000	64,529,000

		135,315,443

Security Description	Face Amount	Value

Diversified Financial Services—19.3%
Bank of America Corp. 2.660%, 10/14/08	$28,000,000	$27,973,105
2.660%, 11/03/08	20,000,000	19,951,233
2.912%, 12/16/08	7,270,000	7,225,307
2.955%, 12/31/08	10,000,000	9,925,304
2.960%, 03/12/09	20,000,000	19,733,600
Citigroup Funding, Inc. 2.940%, 10/02/08	25,000,000	24,997,958
2.930%, 11/13/08	15,000,000	14,947,504
Danske Corp. 2.505%, 10/06/08	15,000,000	14,994,781
2.730%, 10/24/08	10,000,000	9,982,558
2.680%, 10/28/08	25,000,000	24,949,750
2.610%, 11/28/08	20,000,000	19,915,900
Deutsche Bank Financial, LLC 1.500%, 10/01/08	60,000,000	60,000,000
General Electric Capital Corp. 2.512%, 08/24/09 (a)	7,500,000	7,500,000
ING U.S. Funding, LLC 2.585%, 10/20/08	10,000,000	9,986,357
2.700%, 11/06/08	14,907,000	14,866,751
2.855%, 01/08/09	22,000,000	21,827,273
ING USA Global Funding 3.514%, 09/18/09 (a)	4,440,000	4,440,000
JPMorgan Chase & Co. 2.450%, 10/01/08	12,000,000	12,000,000
Natexis Banques Populaires U.S. Financial 2.680%, 10/06/08	25,000,000	24,990,695
Nordea North America 3.000%, 10/06/08	16,825,000	16,817,990
2.570%, 11/04/08	20,000,000	19,951,456
2.680%, 11/10/08	15,000,000	14,955,333

		401,932,855

Federal Agencies—13.1%
Federal Home Loan Bank 0.350%, 10/03/08	45,608,000	45,603,059
2.150%, 10/06/08	26,689,000	26,681,030
2.623%, 03/20/09 (a)	8,905,000	8,916,298
2.413%, 08/14/09 (a)	9,400,000	9,400,000
3.146%, 08/14/09	13,825,000	13,823,798
Federal Home Loan Mortgage Corp. 2.430%, 11/12/08	30,000,000	29,928,600
3.076%, 09/25/09 (a)	25,230,000	25,222,703
2.608%, 09/28/09	15,375,000	15,371,221
Federal National Mortgage Association 2.310%, 10/20/08	20,000,000	19,975,617
2.200%, 10/29/08	31,450,000	31,396,185
2.460%, 11/10/08	14,389,000	14,350,949
2.100%, 12/22/08	31,639,000	31,487,660

		272,157,120

Insurance—1.2%
ING America Insurance Holdings 3.500%, 10/06/08	20,000,000	19,990,278

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Commercial Paper—(Continued)

Security Description	Face Amount	Value

Insurance—(Continued)
Prudential Funding, LLC 2.400%, 10/16/08	$5,000,000	$4,995,000

		24,985,278

Yankee—6.5%
Fortis Banque Luxembourg 2.650%, 10/08/08	20,000,000	19,989,694
National Australia Funding 2.720%, 11/04/08	20,000,000	19,948,622
Raiffeisen Zentralbank Osterreich 2.870%, 10/17/08	20,000,000	19,974,489
2.880%, 10/21/08	20,000,000	19,968,000
2.820%, 12/05/08	20,000,000	19,898,167
Societe Generale 2.815%, 10/22/08	5,000,000	4,991,790
Westpac Banking Corp. 2.700%, 10/09/08	30,000,000	29,982,000

		134,752,762

Total Commercial Paper (Identified Cost $1,511,095,044)		1,511,095,044

Certificate of Deposit—25.0%

Commercial Banks—17.3%
American Express Centurion Bank 2.810%, 10/14/08	25,000,000	25,000,000
Banco Bilbao Vizcaya (NY) 3.000%, 10/24/08	17,070,000	17,070,000
3.185%, 12/24/08	11,000,000	11,000,000
Bank of Montreal (Chicago) 2.903%, 11/10/08 (a)	14,710,000	14,710,000
Barclays Bank, Plc. 2.800%, 10/08/08	30,000,000	30,000,000
BNP Paribas (NY) 2.630%, 10/02/08	20,000,000	20,000,000
2.950%, 10/28/08	15,000,000	15,000,000
2.850%, 12/04/08	20,000,000	20,000,000
2.845%, 12/08/08	16,050,000	16,050,000
3.050%, 01/15/09	8,000,000	8,000,000
Deutsche Bank AG 2.809%, 01/21/09 (a)	12,400,000	12,400,000
HSBC USA Inc. New York 3.218%, 05/15/09 (a)	2,740,000	2,740,000
Istituto Bancario S.A. 2.860%, 12/04/08	8,225,000	8,225,000
2.860%, 12/05/08	12,950,000	12,950,000
Nordea Bank Finland, Plc. (NY) 2.650%, 10/14/08	4,000,000	4,000,000
4.820%, 10/17/08	17,485,000	17,485,074
Rabobank USA Financial Corp. 3.010%, 02/19/09	10,000,000	10,000,000
Svenska Handelsbanken AB 2.610%, 10/01/08	11,130,000	11,130,000
2.660%, 10/09/08	30,000,000	30,000,033

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Toronto-Dominion Bank (NY) 2.650%, 10/06/08	$8,000,000	$8,000,000
2.830%, 12/05/08	4,550,000	4,550,000
2.800%, 12/08/08	8,000,000	8,000,000
3.000%, 12/16/08	2,400,000	2,400,000
3.110%, 12/30/08	33,950,000	33,950,000
3.030%, 02/11/09	4,500,000	4,500,000
U.S. Bank, N.A. 2.770%, 10/27/08	12,000,000	12,000,000

		359,160,107

Diversified Financial Services—5.0%
Royal Bank of Scotland, Plc. (NY) 2.680%, 10/02/08	29,815,000	29,815,000
2.720%, 10/02/08	8,390,000	8,390,000
2.891%, 10/27/08 (a)	10,000,000	10,000,000
2.930%, 11/17/08 (a)	20,500,000	20,500,000
3.150%, 02/20/09 (a)	10,000,000	10,000,000
3.140%, 03/09/09 (a)	25,000,000	25,000,000

		103,705,000

Insurance—0.8%
New York Life Insurance Co. (144A) 2.938%, 04/13/09 (a) (b)	16,520,000	16,520,000

Yankee—1.9%
DnB NOR Bank ASA 2.840%, 12/05/08	3,100,000	3,100,000
Lloyds TSB Group, Plc. 3.103%, 08/07/09 (a)	12,700,000	12,700,000
Societe Generale 2.920%, 12/05/08	15,000,000	15,000,000
3.180%, 12/23/08	10,000,000	10,000,227

		40,800,227

Total Certificate of Deposit (Identified Cost $520,185,334)		520,185,334

Medium Term Notes—1.5%

Commercial Banks—0.5%
Wachovia Bank, N.A. 4.753%, 02/04/09	9,400,000	9,397,518

Yankee—1.0%
ING Bank NV 3.132%, 08/24/09 (a)	10,000,000	10,000,000
Nordea Bank AB 3.149%, 08/24/09 (a)	11,800,000	11,800,000

		21,800,000

Total Medium Term Notes (Identified Cost $31,197,518)		31,197,518

Total Investments—99.2% (Identified Cost $2,062,477,896) (c)		2,062,477,896
Other assets less liabilities		16,949,440

Total Net Assets—100%		$2,079,427,336

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(b)	Illiquid securities representing in the aggregate 0.8% of total net assets.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $2,062,477,896.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the market value of 144A securities was $16,520,000, which is 0.8% of total net assets.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,062,477,896	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$2,062,477,896	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-29

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—99.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.5%
Curtiss-Wright Corp.	131,500	$5,976,675
Orbital Sciences Corp. (a) (b)	615,600	14,755,932
Teledyne Technologies, Inc. (b)	145,900	8,339,644

		29,072,251

Capital Markets—1.8%
Jefferies Group, Inc. (a)	440,414	9,865,274
Piper Jaffray Co. (a) (b)	49,830	2,155,147

		12,020,421

Chemicals—1.8%
Sensient Technologies Corp.	261,248	7,348,906
Solutia, Inc. (b)	333,200	4,664,800

		12,013,706

Commercial Banks—5.9%
Associated Banc-Corp	252,500	5,037,375
City National Corp.	70,700	3,839,010
PacWest Bancorp	147,100	4,205,589
Sterling Bancshares, Inc.	623,364	6,514,154
The Colonial BancGroup, Inc.	810,400	6,369,744
United Bankshares, Inc. (a)	189,597	6,635,895
Wintrust Financial Corp. (a)	186,835	5,483,607

		38,085,374

Commercial Services & Supplies—7.9%
Rollins, Inc.	303,300	5,756,634
The Brink’s Co.	344,600	21,027,492
The GEO Group, Inc. (b)	166,700	3,369,007
Viad Corp.	43,369	1,248,593
Waste Connections, Inc. (b)	396,550	13,601,665
Watson Wyatt Worldwide, Inc.	126,800	6,305,764

		51,309,155

Communications Equipment—3.0%
Arris Group, Inc. (b)	929,100	7,181,943
Dycom Industries, Inc. (a) (b)	593,800	7,731,276
Polycom, Inc. (b)	203,000	4,695,390

		19,608,609

Containers & Packaging—3.9%
Silgan Holdings, Inc.	224,900	11,490,141
Smurfit-Stone Container Corp. (a) (b)	780,100	3,666,470
Temple-Inland, Inc.	648,500	9,896,110

		25,052,721

Distributors—1.4%
LKQ Corp. (b)	526,500	8,934,705

Diversified Financial Services—1.9%
PHH Corp. (b)	918,858	12,211,623

Electronic Equipment & Instruments—1.0%
Anixter International, Inc. (a) (b)	111,900	6,659,169

Security Description	Shares	Value

Energy Equipment & Services—2.9%
Cal Dive International, Inc. (a) (b)	571,800	$6,061,080
Lufkin Industries, Inc. (a)	94,844	7,525,872
North American Energy Partners, Inc. (b)	502,601	5,211,972

		18,798,924

Food & Staples Retailing—3.1%
BJ’s Wholesale Club, Inc. (b)	166,200	6,458,532
Ruddick Corp. (a)	372,758	12,095,997
Spartan Stores, Inc.	53,627	1,334,240

		19,888,769

Food Products—7.3%
Dean Foods Co. (b)	303,600	7,092,096
Fresh Del Monte Produce, Inc. (b)	139,100	3,088,020
Hain Celestial Group, Inc. (a) (b)	835,100	22,990,303
Ralcorp Holdings, Inc. (b)	212,700	14,338,107

		47,508,526

Gas Utilities—1.2%
Southwest Gas Corp.	253,979	7,685,404

Health Care Equipment & Supplies—4.6%
Greatbatch, Inc. (b)	147,500	3,619,650
Hill-Rom Holdings, Inc. (a)	293,400	8,892,954
Symmetry Medical, Inc. (b)	283,400	5,259,904
Teleflex, Inc.	103,500	6,571,215
The Cooper Cos., Inc. (a)	164,807	5,728,691

		30,072,414

Health Care Providers & Services—5.5%
Amedisys, Inc. (a) (b)	135,900	6,614,253
AmSurg Corp. (b)	197,242	5,023,754
Health Management Associates, Inc. (Class A)	743,900	3,094,624
Magellan Health Services, Inc. (b)	181,661	7,459,001
Pediatrix Medical Group, Inc. (b)	142,600	7,688,992
PharMerica Corp. (a) (b)	11	247
Sun Healthcare Group, Inc. (b)	382,978	5,614,457

		35,495,328

Hotels, Restaurants & Leisure—3.5%
Ameristar Casinos, Inc.	297,400	4,220,106
Morgans Hotel Group Co. (a) (b)	201,510	2,198,474
Orient-Express Hotels, Ltd. (Class A) (a)	227,090	5,479,682
Scientific Games Corp. (a) (b)	466,500	10,738,830

		22,637,092

Household Durables—1.0%
Centex Corp.	403,400	6,535,080

Insurance—4.8%
Hanover Insurance Group, Inc.	263,842	12,010,088
Platinum Underwriters Holdings, Ltd.	289,107	10,257,516
The Navigators Group, Inc. (b)	150,504	8,729,232

		30,996,836

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-30

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—1.4%
SkillSoft, Plc. (ADR) (b)	865,456	$9,052,670

IT Services—3.0%
Acxiom Corp. (a)	230,361	2,888,727
Convergys Corp. (b)	781,400	11,549,092
Forrester Research, Inc. (b)	162,000	4,749,840

		19,187,659

Leisure Equipment & Products—1.3%
LeapFrog Enterprises, Inc. (a) (b)	816,601	8,623,307

Machinery—0.8%
Albany International Corp. (Class A) (a)	91,000	2,487,030
Oshkosh Truck Corp.	198,900	2,617,524

		5,104,554

Media—1.4%
Lions Gate Entertainment Corp. (a) (b)	1,006,600	9,160,060

Multi-Utilities—1.8%
Wisconsin Energy Corp. (a)	257,900	11,579,710

Oil, Gas & Consumable Fuels—2.9%
Delta Petroleum Corp. (a) (b)	274,841	3,732,341
Penn Virginia Corp.	146,500	7,828,960
Swift Energy Co. (a) (b)	182,800	7,072,532

		18,633,833

Personal Products—4.3%
Alberto-Culver Co.	491,000	13,374,840
Chattem, Inc. (b)	142,600	11,148,468
Elizabeth Arden, Inc. (a) (b)	169,200	3,321,396

		27,844,704

Real Estate Investment Trusts—2.2%
Corporate Office Properties Trust (a)	104,600	4,220,610
MFA Mortgage Investments, Inc.	1,539,300	10,005,450

		14,226,060

Semiconductors & Semiconductor Equipment—1.6%
Intersil Corp.	194,100	3,218,178
ON Semiconductor Corp. (a) (b)	488,200	3,300,232
Verigy, Ltd. (b)	253,549	4,127,778

		10,646,188

Software—0.8%
Lawson Software, Inc. (b)	708,800	4,961,600

Specialty Retail—3.9%
AnnTaylor Stores Corp. (b)	295,700	6,103,248
Collective Brands, Inc. (b)	534,100	9,779,371
Genesco, Inc. (a) (b)	79,900	2,675,052
Rent-A-Center, Inc. (b)	247,300	5,509,844
Sally Beauty Holdings, Inc. (a) (b)	172,811	1,486,175

		25,553,690

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—2.1%
Fossil, Inc. (b)	316,900	$8,946,087
Jones Apparel Group, Inc.	271,900	5,032,869

		13,978,956

Thrifts & Mortgage Finance—5.0%
Astoria Financial Corp.	521,047	10,801,304
First Niagara Financial Group, Inc. (a)	778,500	12,261,375
People’s United Financial, Inc.	191,900	3,694,075
Webster Finanical Corp.	225,300	5,688,825

		32,445,579

Total Common Stock (Identified Cost $680,033,952)		645,584,677

Short Term Investments—27.7%
Security Description	Face Amount/Shares	Value

Discount Notes—0.6%
Federal Home Loan Bank 0.068%, 10/01/08	$3,500,000	3,500,000
0.080%, 10/14/08	200,000	199,830

		3,699,830

Mutual Funds—27.1%
State Street Navigator Securities Lending Prime Portfolio (c)	175,820,369	175,820,369

Total Short Term Investments (Identified Cost $179,520,199)		179,520,199

Total Investments—127.2% (Identified Cost $859,554,151) (d)		825,104,876
Liabilities in excess of other assets		(176,642,901)

Total Net Assets—100%		$648,461,975

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $177,764,158 and the collateral received consisted of cash in the amount of $175,820,370 and non-cash collateral with a value of $15,477. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $859,554,151 and the composition of unrealized appreciation and depreciation of investment securities was $23,044,754 and $(57,494,029), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-31

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$821,405,046	$0
Level 2—Other Significant Observable Inputs	3,699,830	0
Level 3—Significant Unobservable Inputs	0	0

Total	$825,104,876	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-32

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—97.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
United Technologies Corp.	49,090	$2,948,345

Air Freight & Logistics—2.8%
FedEx Corp.	25,580	2,021,843
United Parcel Service, Inc. (Class B)	132,400	8,326,636

		10,348,479

Airlines—0.5%
Southwest Airlines Co.	120,900	1,754,259

Auto Components—0.6%
Johnson Controls, Inc.	50,900	1,543,797
WABCO Holdings, Inc.	17,366	617,188

		2,160,985

Automobiles—0.9%
Ford Motor Co. (a) (b)	254,600	1,323,920
General Motors Corp. (a) (b)	43,300	409,185
Honda Motor Co., Ltd. (ADR)	52,200	1,571,742

		3,304,847

Beverages—2.5%
PepsiCo, Inc.	98,280	7,004,416
The Coca-Cola Co.	36,800	1,945,984

		8,950,400

Biotechnology—5.8%
BioMarin Pharmaceutical, Inc. (b)	29,500	781,455
Celgene Corp. (b)	75,100	4,752,328
Genentech, Inc. (b)	118,700	10,526,316
Gilead Sciences, Inc. (b)	17,500	797,650
ImClone Systems, Inc. (a) (b)	65,400	4,083,576

		20,941,325

Capital Markets—2.7%
American Capital, Ltd. (a)	38,000	969,380
The Goldman Sachs Group, Inc.	68,480	8,765,440

		9,734,820

Chemicals—1.4%
Celanese Corp. (Series A)	13,600	379,576
Monsanto Co.	22,900	2,266,642
Potash Corp. of Saskatchewan, Inc.	18,000	2,376,180

		5,022,398

Commercial Banks—3.7%
Fifth Third Bancorp (a)	41,000	487,900
SunTrust Banks, Inc. (a)	18,100	814,319
Wells Fargo & Co.	322,900	12,118,437

		13,420,656

Commercial Services & Supplies—0.2%
Monster Worldwide, Inc. (b)	45,200	673,932

Security Description	Shares	Value

Communications Equipment—3.9%
Brocade Communications Systems, Inc. (b)	347,200	$2,020,704
Ciena Corp. (a) (b)	27,100	273,168
Cisco Systems, Inc. (b)	261,140	5,891,318
Corning, Inc. (a) (b)	30,050	469,982
Polycom, Inc. (a) (b)	57,300	1,325,349
QUALCOMM, Inc. (a)	102,260	4,394,112

		14,374,633

Computers & Peripherals—3.4%
Apple, Inc. (b)	26,600	3,023,356
Dell, Inc. (b)	110,800	1,825,984
International Business Machines Corp.	11,730	1,371,941
NetApp, Inc. (b)	55,100	1,004,473
SanDisk Corp. (a) (b)	197,500	3,861,125
Seagate Technology (b)	52,500	636,300
Sun Microsystems, Inc. (a) (b)	83,325	633,270

		12,356,449

Construction & Engineering—0.7%
Fluor Corp.	48,200	2,684,740

Construction Materials—0.3%
Vulcan Materials Co. (a)	12,900	961,050

Consumer Finance—0.2%
Capital One Financial Corp. (a)	17,000	867,000

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (b)	4,000	237,200

Diversified Financial Services—4.5%
Bank of America Corp.	14,300	500,500
JPMorgan Chase & Co.	336,872	15,731,922

		16,232,422

Diversified Telecommunication Services—1.9%
AT&T, Inc.	123,577	3,450,270
Level 3 Communications, Inc. (a) (b)	543,900	1,468,530
tw telecom, inc. (a) (b)	177,200	1,841,108

		6,759,908

Electric Utilities—0.6%
Edison International	37,400	1,492,260
Pinnacle West Capital Corp.	24,700	849,927

		2,342,187

Electrical Equipment—0.6%
Cooper Industries, Ltd. (Class A) (a)	21,400	854,930
Emerson Electric Co.	29,100	1,186,989

		2,041,919

Electronic Equipment & Instruments—1.2%
Agilent Technologies, Inc. (b)	64,305	1,907,286
Flextronics International, Ltd. (b)	88,500	626,580

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-33

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
Jabil Circuit, Inc.	208,010	$1,984,416

		4,518,282

Energy Equipment & Services—2.2%
Baker Hughes, Inc.	19,610	1,187,189
BJ Services Co.	49,100	939,283
Schlumberger, Ltd.	56,300	4,396,467
Weatherford International, Ltd. (b)	63,000	1,583,820

		8,106,759

Exchange Traded Funds—0.5%
SPDR Trust, Series 1	14,300	1,658,657

Food & Staples Retailing—0.4%
Costco Wholesale Corp. (a)	11,900	772,667
Walgreen Co.	25,900	801,864

		1,574,531

Food Products—3.8%
Campbell Soup Co.	39,500	1,524,700
General Mills, Inc.	13,600	934,592
Kraft Foods, Inc. (Class A) (a)	184,836	6,053,379
Sara Lee Corp. (a)	307,400	3,882,462
Unilever NV (NY Shares)	48,500	1,365,760

		13,760,893

Health Care Equipment & Supplies—3.3%
Baxter International, Inc.	129,700	8,512,211
Lumenis, Ltd. (a) (b) (c)	520	546
Medtronic, Inc. (a)	71,400	3,577,140

		12,089,897

Health Care Providers & Services—2.2%
Aetna, Inc.	23,000	830,530
Cardinal Health, Inc.	16,100	793,408
DaVita, Inc. (b)	50,700	2,890,407
UnitedHealth Group, Inc.	144,500	3,668,855

		8,183,200

Health Care Technology—0.4%
Cerner Corp. (a) (b)	34,500	1,540,080

Hotels, Restaurants & Leisure—0.4%
Las Vegas Sands Corp. (a) (b)	28,000	1,011,080
Wynn Resorts, Ltd. (a) (b)	7,200	587,808

		1,598,888

Household Durables—0.2%
Jarden Corp. (a) (b)	24,100	565,145

Household Products—0.6%
Energizer Holdings, Inc. (a) (b)	17,400	1,401,570
Kimberly-Clark Corp.	13,100	849,404

		2,250,974

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.2%
The AES Corp. (b)	56,300	$658,147

Industrial Conglomerates—2.4%
General Electric Co.	316,100	8,060,550
Tyco International, Ltd. (a)	18,200	637,364

		8,697,914

Insurance—2.4%
ACE, Ltd.	5,500	297,715
Aflac, Inc.	37,400	2,197,250
AMBAC Financial Group, Inc. (a)	17,200	40,076
Berkshire Hathaway, Inc. (Class A) (b)	17	2,220,200
The Progressive Corp. (a)	82,400	1,433,760
XL Capital, Ltd. (Class A) (a)	141,500	2,538,510

		8,727,511

Internet Software & Services—3.9%
eBay, Inc. (b)	74,220	1,661,044
Google, Inc. (Class A) (b)	25,830	10,345,431
Yahoo!, Inc. (b)	125,880	2,177,724

		14,184,199

IT Services—1.6%
Cognizant Technology Solutions Corp. (Class A) (b)	41,300	942,879
Paychex, Inc.	77,900	2,573,037
VeriFone Holdings, Inc. (a) (b)	87,300	1,443,942
Visa, Inc.	13,600	834,904

		5,794,762

Machinery—1.2%
Danaher Corp.	20,100	1,394,940
Illinois Tool Works, Inc. (a)	58,000	2,578,100
Parker-Hannifin Corp.	7,500	397,500

		4,370,540

Media—3.3%
CBS Corp. (Class B)	70,850	1,032,993
Comcast Corp. (Class A)	50,100	983,463
Gannett Co., Inc. (a)	90,600	1,532,046
Omnicom Group, Inc. (a)	49,200	1,897,152
The Walt Disney Co.	115,600	3,547,764
Time Warner Cable, Inc. (Class A) (a) (b)	55,600	1,345,520
Time Warner, Inc. (a)	58,400	765,624
Viacom, Inc. (Class B) (b)	34,550	858,222

		11,962,784

Metals & Mining—1.9%
Allegheny Technologies, Inc. (a)	70,900	2,095,095
Barrick Gold Corp.	96,600	3,549,084
Cleveland-Cliffs, Inc.	15,800	836,452
Nucor Corp.	13,100	517,450

		6,998,081

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-34

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.2%
CMS Energy Corp. (a)	58,700	$731,989

Multiline Retail—3.0%
Nordstrom, Inc. (a)	102,400	2,951,168
Target Corp.	164,800	8,083,440

		11,034,608

Oil, Gas & Consumable Fuels—4.9%
Anadarko Petroleum Corp.	23,200	1,125,432
Chevron Corp.	33,433	2,757,554
ConocoPhillips	44,900	3,288,925
EOG Resources, Inc.	15,700	1,404,522
Exxon Mobil Corp.	32,499	2,523,872
Marathon Oil Corp.	118,700	4,732,569
Royal Dutch Shell, Plc. (A Shares) (ADR)	27,400	1,616,874
Royal Dutch Shell, Plc. (B Shares) (ADR)	8,744	499,195

		17,948,943

Personal Products—0.1%
Bare Escentuals, Inc. (a) (b)	40,000	434,800

Pharmaceuticals—6.8%
Abbott Laboratories	71,500	4,116,970
Allergan, Inc.	66,860	3,443,290
AstraZeneca, Plc. (ADR) (a)	99,000	4,344,120
Bristol-Myers Squibb Co.	102,700	2,141,295
Forest Laboratories, Inc. (b)	73,260	2,071,793
Pfizer, Inc.	143,700	2,649,828
Sanofi-Aventis (ADR)	69,800	2,294,326
Schering-Plough Corp.	6,300	116,361
Sepracor, Inc. (a) (b)	66,790	1,222,925
Teva Pharmaceutical Industries, Ltd. (ADR)	21,800	998,222
Wyeth	31,900	1,178,386

		24,577,516

Semiconductors & Semiconductor Equipment—3.4%
Altera Corp. (b)	30,300	626,604
Applied Materials, Inc.	326,101	4,933,908
ASML Holding NV	13,075	230,251
Intel Corp.	50,000	936,500
KLA-Tencor Corp. (a)	101,300	3,206,145
Lam Research Corp. (b)	23,800	749,462
Microchip Technology, Inc.	24,000	706,320
Micron Technology, Inc. (a) (b)	256,900	1,040,445

		12,429,635

Software—2.0%
Adobe Systems, Inc. (b)	54,500	2,151,115
Microsoft Corp.	173,230	4,623,509
Oracle Corp. (b)	27,600	560,556

		7,335,180

Security Description	Shares	Value

Specialty Retail—2.7%
Best Buy Co., Inc.	132,200	$4,957,500
Lowe’s Cos., Inc.	69,100	1,636,979
The Home Depot, Inc.	71,458	1,850,048
Urban Outfitters, Inc. (a) (b)	45,100	1,437,337

		9,881,864

Textiles, Apparel & Luxury Goods—0.6%
Hanesbrands, Inc. (a) (b)	87,387	1,900,667
Phillips-Van Heusen Corp.	11,100	420,801

		2,321,468

Thrifts & Mortgage Finance—1.2%
Astoria Financial Corp. (a)	24,200	501,666
Hudson City Bancorp, Inc.	203,200	3,749,040

		4,250,706

Tobacco—1.8%
Altria Group, Inc.	126,100	2,501,824
Philip Morris International, Inc.	82,700	3,977,870

		6,479,694

Water Utilities—0.4%
American Water Works Co., Inc.	60,300	1,296,450

Wireless Telecommunication Services—0.5%
American Tower Corp. (Class A) (b)	54,970	1,977,271

Total Common Stock (Identified Cost $401,014,481)		356,059,322

Preferred Stock—0.4%

Commercial Banks—0.1%
Fifth Third Bancorp	4,200	436,758

Consumer Finance—0.1%
SLM Corp.	320	199,640

Pharmaceuticals—0.2%
Schering-Plough Corp.	5,000	857,500

Total Preferred Stock (Identified Cost $1,990,000)		1,493,898

Units—0.3%

Hotels, Restaurants & Leisure—0.3%
Carnival Corp.	32,300	1,141,805

Total Units (Identified Cost $1,349,843)		1,141,805

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-35

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—Convertible—0.2%

Security Description	Face Amount	Value

Automobiles—0.2%
Ford Motor Co. 4.250%, 12/15/36	$1,284,000	$845,835

Total Fixed Income—Convertible (Identified Cost $1,291,979)		845,835

Short Term Investments—20.4%

Mutual Funds—19.7%
State Street Navigator Securities Lending Prime Portfolio (d)	71,881,198	71,881,198

Repurchase Agreement—0.7%
State Street Repurchase Agreement dated 09/30/08 at 0.300% to be repurchased at $2,407,020 on 10/01/08, collateralized by $2,460,000 Federal Home Loan Bank due 01/19/10 with a value of $2,457,442.	2,407,000	2,407,000

Total Short Term Investments (Identified Cost $74,288,198)		74,288,198

Total Investments—119.1% (Identified Cost $479,934,501) (e)		433,829,058
Liabilities in excess of other assets		(69,545,860)

Total Net Assets—100%		$364,283,198

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $ 72,109,789 and the collateral received consisted of cash in the amount of $ 71,881,198. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $479,933,266 and the composition of unrealized appreciation and depreciation of investment securities was $25,403,780 and $(71,507,988), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$429,518,537	$0
Level 2—Other Significant Observable Inputs	4,309,975	0
Level 3—Significant Unobservable Inputs	546	0

Total	$433,829,058	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-36

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—96.8% of Total Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.6%
Toll Holdings, Ltd. (AUD) (a)	649,665	$3,643,184
United Parcel Service, Inc. (Class B)	278,800	17,533,732

		21,176,916

Airlines—0.0%
Virgin Blue Holdings, Ltd. (AUD)	649,665	167,832

Automobiles—0.9%
Harley-Davidson, Inc. (a)	928,270	34,624,471

Beverages—2.2%
Diageo, Plc. (ADR)	785,900	54,117,074
Heineken Holding NV (EUR)	775,143	30,773,524

		84,890,598

Capital Markets—6.0%
Ameriprise Financial, Inc.	562,196	21,475,887
E*TRADE Financial Corp. (a) (b)	958,200	2,682,960
Merrill Lynch & Co., Inc. (a)	3,568,673	90,287,427
Morgan Stanley	134,596	3,095,708
State Street Corp.	198,800	11,307,744
The Bank of New York Mellon Corp.	2,635,164	85,853,643
The Goldman Sachs Group, Inc.	111,330	14,250,240

		228,953,609

Commercial Banks—3.3%
Toronto-Dominion Bank (a)	321,613	19,615,177
Wachovia Corp. (a)	866,619	3,033,166
Wells Fargo & Co. (a)	2,720,600	102,104,118

		124,752,461

Commercial Services & Supplies—2.0%
Iron Mountain, Inc. (a) (b)	1,921,550	46,905,035
The Dun & Bradstreet Corp.	333,800	31,497,368

		78,402,403

Communications Equipment—0.6%
Cisco Systems, Inc. (b)	971,700	21,921,552

Computers & Peripherals—1.6%
Dell, Inc. (b)	1,469,820	24,222,634
Hewlett-Packard Co.	829,500	38,356,080

		62,578,714

Construction Materials—2.0%
Martin Marietta Materials, Inc. (a)	384,700	43,078,706
Vulcan Materials Co. (a)	440,300	32,802,350

		75,881,056

Consumer Finance—3.6%
American Express Co.	3,745,000	132,685,350
Discover Financial Services (a)	281,535	3,890,814

		136,576,164

Security Description	Shares	Value

Containers & Packaging—1.6%
Sealed Air Corp. (a)	2,724,100	$59,902,959

Diversified Consumer Services—1.3%
H&R Block, Inc. (a)	2,202,830	50,114,382

Diversified Financial Services—6.2%
Citigroup, Inc.	1,035,873	21,245,755
JPMorgan Chase & Co.	3,978,287	185,786,003
Moody’s Corp. (a)	892,100	30,331,400

		237,363,158

Electrical Equipment—0.1%
ABB, Ltd. (ADR)	131,000	2,541,400

Electronic Equipment & Instruments—1.5%
Agilent Technologies, Inc. (b)	1,275,770	37,839,338
Tyco Electronics, Ltd.	640,462	17,715,179

		55,554,517

Energy Equipment & Services—0.8%
Transocean, Inc. (a) (b)	295,864	32,497,702

Food & Staples Retailing—6.0%
Costco Wholesale Corp.	2,559,700	166,201,321
CVS Caremark Corp.	1,675,691	56,403,759
Whole Foods Market, Inc. (a) (b)	371,600	7,443,148

		230,048,228

Food Products—0.2%
Hershey Co. (a)	235,352	9,305,818

Health Care Equipment & Supplies—0.9%
Covidien, Ltd.	658,342	35,392,466

Health Care Providers & Services—2.8%
Cardinal Health, Inc.	489,800	24,137,344
Express Scripts, Inc. (b)	596,400	44,026,248
UnitedHealth Group, Inc. (a)	1,593,430	40,457,188

		108,620,780

Household Durables—0.3%
Garmin, Ltd. (a)	181,500	6,160,110
Hunter Douglas NV (EUR) (a)	112,851	4,647,360

		10,807,470

Household Products—1.6%
Procter & Gamble Co.	874,300	60,929,967

Independent Power Producers & Energy Traders—0.3%
The AES Corp. (b)	1,138,000	13,303,220

Industrial Conglomerates—1.0%
Siemens AG (EUR)	174,237	16,355,811
Tyco International, Ltd. (a)	658,462	23,059,339

		39,415,150

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-37

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—12.0%
AMBAC Financial Group, Inc. (a)	950,659	$2,215,035
American International Group, Inc.	3,141,674	10,461,774
Aon Corp.	823,900	37,042,544
Berkshire Hathaway, Inc. (Class A) (b)	1,123	146,663,800
Berkshire Hathaway, Inc. (Class B) (a) (b)	1,326	5,827,770
Everest Re Group, Ltd.	61,800	5,347,554
Loews Corp. (a)	2,211,044	87,314,128
Markel Corp. (b)	8,600	3,022,900
MBIA, Inc. (a) (b)	340,130	4,047,547
NIPPONKOA Insurance Co., Ltd. (JPY) (a)	2,408,300	13,633,409
Principal Financial Group, Inc. (a)	258,500	11,242,165
Sun Life Financial, Inc. (a)	149,200	5,277,204
The Progressive Corp. (a)	3,898,172	67,828,193
Tokio Marine Holdings, Inc. (JPY)	693,200	25,256,037
Transatlantic Holdings, Inc. (a)	592,856	32,221,724

		457,401,784

Internet & Catalog Retail—0.5%
Amazon.com, Inc. (a) (b)	178,500	12,987,660
Liberty Media Interactive (Series A) (a) (b)	618,150	7,980,316

		20,967,976

Internet Software & Services—1.0%
eBay, Inc. (b)	395,600	8,853,528
Google, Inc. (Class A) (b)	74,663	29,904,025

		38,757,553

IT Services—0.2%
Visa, Inc.	110,340	6,773,773

Machinery—0.1%
Paccar, Inc. (a)	63,200	2,413,608

Marine—0.2%
China Shipping Development Co., Ltd. (HKD)	6,478,000	8,556,889

Media—5.7%
Comcast Corp. (Special Class A)	4,617,522	91,057,534
Grupo Televisa S.A. (ADR)	2,028,060	44,353,672
Lagardere S.C.A. (EUR) (a)	136,796	6,183,096
Liberty Media Capital (Series A) (b)	124,390	1,664,338
Liberty Media Entertainment (Series A) (a) (b)	497,560	12,424,073
News Corp. (Class A)	3,411,400	40,902,686
WPP Group, Plc. (ADR) (a)	556,800	22,661,760

		219,247,159

Metals & Mining—0.6%
BHP Billiton, Plc. (GBP)	438,822	9,939,733
Rio Tinto, Plc. (GBP)	195,300	12,168,124

		22,107,857

Multiline Retail—0.4%
Sears Holdings Corp. (a) (b)	144,030	13,466,805

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—15.1%
Canadian Natural Resources, Ltd.	1,154,000	$79,002,840
China Coal Energy Co. (H Shares) (HKD) (a)	14,471,900	15,045,482
ConocoPhillips	2,192,228	160,580,701
Devon Energy Corp.	1,402,716	127,927,699
EOG Resources, Inc. (a)	1,129,100	101,009,286
Occidental Petroleum Corp.	1,316,400	92,740,380
OGX Petroleo e Gas Participacoes S.A. (BRL)	14,700	2,958,039

		579,264,427

Paper & Forest Products—0.5%
Sino-Forest Corp. (CAD) (b)	1,391,300	17,602,918

Personal Products—0.4%
Avon Products, Inc.	338,827	14,085,038

Pharmaceuticals—0.9%
Johnson & Johnson	298,200	20,659,296
Schering-Plough Corp.	795,600	14,694,732

		35,354,028

Real Estate Management & Development—0.7%
Brookfield Asset Management, Inc. (a)	545,465	14,967,560
Hang Lung Group, Ltd. (HKD) (a)	3,776,000	11,967,287

		26,934,847

Road & Rail—0.3%
Asciano Group, Ltd. (AUD) (a)	481,729	1,257,154
Kuehne & Nagel International AG (CHF)	177,555	11,892,898

		13,150,052

Semiconductors & Semiconductor Equipment—1.2%
Texas Instruments, Inc.	2,073,490	44,580,035

Software—2.1%
Microsoft Corp.	3,039,900	81,134,931

Specialty Retail—2.3%
Bed Bath & Beyond, Inc. (a) (b)	1,240,600	38,967,246
Carmax, Inc. (a) (b)	1,750,520	24,507,280
Lowe’s Cos., Inc.	661,800	15,678,042
Staples, Inc.	390,900	8,795,250

		87,947,818

Tobacco—4.0%
Altria Group, Inc. (a)	2,190,200	43,453,568
Philip Morris International, Inc.	2,255,800	108,503,980

		151,957,548

Transportation Infrastructure—0.8%
China Merchants Holdings International Co., Ltd. (HKD) (a)	8,096,635	26,033,981
Cosco Pacific, Ltd. (HKD) (a)	4,661,900	5,339,972

		31,373,953

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-38

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—0.4%
Sprint Nextel Corp. (b)	2,307,200	$14,073,920

Total Common Stock (Identified Cost $3,472,786,765)		3,702,875,912

Units—0.2%

Textiles, Apparel & Luxury Goods—0.2%
Compagnie Financière Richemont S.A. (CHF)	150,900	6,732,649

Total Units (Identified Cost $8,883,351)		6,732,649

Fixed Income-Convertible—0.1%
Security Description	Face Amount	Value

Paper & Forest Products—0.1%
Sino-Forest Corp. (144A) 5.000%, 08/01/13 (a)	$5,844,000	5,318,040

Total Fixed Income-Convertible (Identified Cost $5,844,000)		5,318,040

Short Term Investments—10.7%
Security Description	Face Amount/Shares	Value

Commercial Paper—2.6%
Intesa Funding, LLC 3.500%, 10/01/08	46,000,000	46,000,000
San Paolo U.S. Financial 3.500%, 10/03/08	22,493,000	22,488,626
Toyota Motor Credit Corp. 2.050%, 10/02/08	32,000,000	31,998,178

		100,486,804

Mutual Funds—8.1%
State Street Navigator Securities Lending Prime Portfolio (c)	310,821,410	310,821,410

Total Short Term Investments (Identified Cost $411,308,214)		411,308,214

Total Investments—107.8% (Identified Cost $3,898,822,330) (d)		4,126,234,815
Liabilities in excess of other assets		(300,015,628)

Total Net Assets—100%		$3,826,219,187

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $313,801,970 and the collateral received consisted of cash in the amount of $310,821,410 and non-cash collateral with a value of $555,546. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $3,898,169,909 and the composition of unrealized appreciation and depreciation of investment securities was $841,028,589 and $(612,963,683), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the market value of 144A securities was $5,318,040, which is 0.1% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-39

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$3,790,274,593	$0
Level 2—Other Significant Observable Inputs	335,960,222	0
Level 3—Significant Unobservable Inputs	0	0

Total	$4,126,234,815	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-40

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—100.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.4%
Boeing Co.	29,050	$1,666,018
Honeywell International, Inc.	125,950	5,233,222
Lockheed Martin Corp.	68,390	7,500,331
United Technologies Corp.	42,380	2,545,343

		16,944,914

Auto Components—1.6%
BorgWarner, Inc. (a)	155,400	5,092,458

Biotechnology—5.8%
Amgen, Inc. (b)	129,780	7,692,061
Biogen Idec, Inc. (b)	104,047	5,232,524
Gilead Sciences, Inc. (b)	120,080	5,473,246

		18,397,831

Capital Markets—2.0%
State Street Corp.	57,950	3,296,196
The Bank of New York Mellon Corp.	96,890	3,156,676

		6,452,872

Chemicals—3.0%
CF Industries Holdings, Inc.	58,990	5,395,225
Monsanto Co.	40,498	4,008,492

		9,403,717

Communications Equipment—3.5%
Cisco Systems, Inc. (b)	486,501	10,975,463

Computers & Peripherals—5.6%
Apple, Inc. (b)	48,930	5,561,384
EMC Corp. (b)	506,760	6,060,849
Hewlett-Packard Co.	69,370	3,207,669
International Business Machines Corp.	14,430	1,687,733
NetApp, Inc. (b)	72,220	1,316,571

		17,834,206

Containers & Packaging—0.7%
Owens-Illinois, Inc. (b)	72,130	2,120,622

Diversified Consumer Services—1.6%
H&R Block, Inc.	221,190	5,032,073

Diversified Financial Services—0.3%
Interactive Brokers Group, Inc. (a) (b)	38,170	846,229

Electrical Equipment—1.6%
Emerson Electric Co.	122,210	4,984,946

Energy Equipment & Services—2.1%
National Oilwell Varco, Inc. (b)	131,410	6,600,724

Food & Staples Retailing—8.0%
BJ’s Wholesale Club, Inc. (b)	99,070	3,849,860
CVS Caremark Corp.	234,700	7,900,002
Wal-Mart Stores, Inc.	223,980	13,414,162

		25,164,024

Security Description	Shares	Value

Food Products—1.8%
Bunge, Ltd.	60,900	$3,847,662
Kellogg Co.	33,950	1,904,595

		5,752,257

Health Care Equipment & Supplies—2.9%
Baxter International, Inc.	59,860	3,928,612
Hospira, Inc. (b)	140,590	5,370,538

		9,299,150

Health Care Providers & Services—1.0%
Medco Health Solutions, Inc. (b)	73,400	3,303,000

Hotels, Restaurants & Leisure—1.9%
Burger King Holdings, Inc. (a)	243,197	5,972,918

Insurance—1.2%
The Chubb Corp.	67,040	3,680,496

Internet Software & Services—4.4%
Google, Inc. (Class A) (b)	34,720	13,906,054

IT Services—0.9%
Cognizant Technology Solutions Corp. (Class A) (b)	122,250	2,790,968

Life Sciences Tools & Services—1.7%
Charles River Laboratories International, Inc. (a) (b)	26,710	1,483,206
Thermo Fisher Scientific, Inc. (b)	72,030	3,961,650

		5,444,856

Machinery—4.7%
AGCO Corp. (a)	34,800	1,482,828
Bucyrus International, Inc.	38,330	1,712,584
Cummins, Inc.	63,170	2,761,792
Ingersoll-Rand Co., Ltd. (Class A)	94,900	2,958,033
Joy Global, Inc.	67,190	3,032,957
The Manitowoc Co., Inc.	188,970	2,938,484

		14,886,678

Multi-Utilities—0.5%
MDU Resources Group, Inc.	59,940	1,738,260

Oil, Gas & Consumable Fuels—9.9%
Apache Corp.	57,320	5,977,330
Chesapeake Energy Corp. (a)	50,100	1,796,586
ConocoPhillips	103,505	7,581,741
Exxon Mobil Corp.	41,120	3,193,379
Marathon Oil Corp.	39,030	1,556,126
Pioneer Natural Resources Co. (a)	46,530	2,432,588
Quicksilver Resources, Inc. (b)	198,590	3,898,322
St. Mary Land & Exploration Co. (a)	134,930	4,810,255

		31,246,327

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-41

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—2.4%
Allergan, Inc.	57,600	$2,966,400
Bristol-Myers Squibb Co.	221,090	4,609,726

		7,576,126

Road & Rail—1.0%
Union Pacific Corp. (a)	46,060	3,277,630

Software—15.3%
BMC Software, Inc. (b)	224,160	6,417,701
McAfee, Inc. (b)	189,570	6,437,797
Microsoft Corp.	646,550	17,256,419
Nuance Communications, Inc. (a) (b)	464,430	5,661,402
Oracle Corp. (b)	537,590	10,918,453
Symantec Corp. (b)	83,950	1,643,741

		48,335,513

Specialty Retail—5.2%
Abercrombie & Fitch Co. (Class A) (a)	65,310	2,576,480
Best Buy Co., Inc. (a)	45,380	1,701,750
Lowe’s Cos., Inc.	222,060	5,260,601
TJX Cos., Inc.	221,640	6,764,453

		16,303,284

Textiles, Apparel & Luxury Goods—1.1%
Coach, Inc. (b)	141,750	3,549,420

Tobacco—2.0%
Lorillard, Inc.	89,370	6,358,675

Wireless Telecommunication Services—1.0%
NII Holdings, Inc. (a) (b)	82,990	3,146,981

Total Common Stock (Identified Cost $372,549,636)		316,418,672

Short Term Investments—12.1%
Security Description	Shares/ Face Amount	Value

Mutual Funds—10.8%
State Street Navigator Securities Lending Prime Portfolio (c)	34,022,015	$34,022,015

Repurchase Agreement—1.3%
State Street Repurchase Agreement dated 09/30/08 at 0.300% to be repurchased at $4,101,034 on 10/01/08, collateralized by $4,190,000 Federal Home Loan Bank due 01/19/10 with a value of $4,185,642.	$4,101,000	4,101,000

Total Short Term Investments (Identified Cost $38,123,015)		38,123,015

Total Investments—112.2% (Identified Cost $410,672,651) (d)		354,541,687
Liabilities in excess of other assets		(38,457,508)

Total Net Assets—100%		$316,084,179

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $ 34,428,503 and the collateral received consisted of cash in the amount of $ 34,022,015. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $410,672,651 and the composition of unrealized appreciation and depreciation of investment securities was $2,407,137 and $(58,538,101), respectively.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$350,440,687	$0
Level 2—Other Significant Observable Inputs	4,101,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$354,541,687	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-42

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—98.2% of Total Net Assets

Security Description	Shares	Value

Biotechnology—3.0%
CSL, Ltd. (AUD)	671,432	$20,237,057
Human Genome Sciences, Inc. (a)	225,000	1,428,750
InterMune, Inc. (a)	30,560	522,881

		22,188,688

Chemicals—9.2%
CF Industries Holdings, Inc. (b)	338,082	30,920,980
Monsanto Co.	315,480	31,226,211
The Mosaic Co. (b)	104,520	7,109,450

		69,256,641

Commercial Services & Supplies—3.2%
Copart, Inc. (a)	111,334	4,230,692
FTI Consulting, Inc. (a) (b)	14,090	1,017,862
The Brink’s Co.	313,250	19,114,515

		24,363,069

Communications Equipment—0.2%
Powerwave Technologies, Inc. (a)	341,540	1,352,498

Construction & Engineering—2.3%
Foster Wheeler, Ltd. (a)	482,800	17,433,908

Diversified Consumer Services—1.9%
DeVry, Inc. (b)	75,428	3,736,703
H&R Block, Inc.	447,410	10,178,577
Universal Technical Institute, Inc. (a) (b)	39,960	681,718

		14,596,998

Diversified Financial Services—12.6%
BM&F Bovespa S.A. (BRL)	3,298,800	14,579,763
CME Group, Inc. (b)	95,020	35,300,880
Interactive Brokers Group, Inc. (a) (b)	530,467	11,760,453
IntercontinentalExchange, Inc. (a) (b)	405,700	32,731,876

		94,372,972

Electrical Equipment—8.1%
Energy Conversion Devices, Inc. (a) (b)	781,600	45,528,200
SunPower Corp. (Class A) (a) (b)	121,100	8,589,623
SunPower Corp. (Class B) (a)	97,700	6,418,724

		60,536,547

Electronic Equipment & Instruments—1.1%
Itron, Inc. (a) (b)	90,420	8,004,883

Energy Equipment & Services—9.1%
ENSCO International, Inc. (b)	264,060	15,217,778
National Oilwell Varco, Inc. (a)	841,425	42,264,778
Noble Corp.	195,000	8,560,500
Pride International, Inc. (a)	76,600	2,268,126

		68,311,182

Health Care Equipment & Supplies—2.9%
Covidien, Ltd.	63,800	3,429,888
Edwards Lifesciences Corp. (a) (b)	98,080	5,665,101

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Inverness Medical Innovations, Inc. (a) (b)	338,240	$10,147,200
Masimo Corp. (a) (b)	63,440	2,359,968

		21,602,157

Health Care Providers & Services—0.9%
Medco Health Solutions, Inc. (a)	146,980	6,614,100

Hotels, Restaurants & Leisure—1.4%
Burger King Holdings, Inc.	440,920	10,828,995

Internet & Catalog Retail—2.6%
Priceline.com, Inc. (a) (b)	285,650	19,547,029

Internet Software & Services—5.0%
Equinix, Inc. (a) (b)	463,620	32,203,045
Telecity Group, Plc. (GBP)	1,450,500	5,698,070

		37,901,115

IT Services—1.0%
Global Payments, Inc.	115,190	5,167,423
Ness Technologies, Inc. (a)	214,000	2,454,580

		7,622,003

Life Sciences Tools & Services—6.8%
Charles River Laboratories International, Inc. (a) (b)	223,840	12,429,835
Icon, Plc. (ADR) (a)	603,600	23,087,700
Sequenom, Inc. (a)	572,960	15,252,195

		50,769,730

Machinery—5.7%
AGCO Corp. (b)	360,260	15,350,679
CNH Global NV (b)	150,780	3,323,191
Flowserve Corp. (b)	180,112	15,988,542
Titan International, Inc. (GBP)	350,028	306,956
Titan International, Inc. (b)	382,657	8,158,247

		43,127,615

Media—0.4%
Focus Media Holding, Ltd. (ADR) (a) (b)	104,200	2,970,742

Multiline Retail—0.5%
Big Lots, Inc. (a) (b)	136,060	3,786,550

Oil, Gas & Consumable Fuels—4.9%
EXCO Resources, Inc. (a) (b)	497,840	8,124,749
GMX Resources, Inc. (a) (b)	178,709	8,542,290
Goodrich Petroleum Corp. (a) (b)	68,770	2,997,684
PetroHawk Energy Corp. (a)	25,660	555,026
Southwestern Energy Co. (a)	552,370	16,869,380

		37,089,129

Road & Rail—0.1%
Kansas City Southern, Inc. (a) (b)	10,820	479,975

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-43

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—0.7%
Advanced Energy Industries, Inc. (a)	118,800	$1,625,184
FormFactor, Inc. (a)	203,060	3,537,305

		5,162,489

Software—3.8%
Nuance Communications, Inc. (a) (b)	2,342,449	28,554,453

Textiles, Apparel & Luxury Goods—0.7%
Gildan Activewear, Inc. (CAD)	219,100	4,888,872

Wireless Telecommunication Services—10.1%
American Tower Corp. (Class A) (a) (b)	718,439	25,842,251
NII Holdings, Inc. (a)	1,318,400	49,993,728

		75,835,979

Total Common Stock (Identified Cost $909,833,877)		737,198,319

Short Term Investments—28.3%
Security Description	Shares/Face Amount	Value

Mutual Funds—27.3%
State Street Navigator Securities Lending Prime Portfolio (c)	205,023,542	205,023,542

Repurchase Agreement—1.0%
State Street Repurchase Agreement dated 09/30/08 at 0.400% to be repurchased at $7,866,087 on 10/01/08, collateralized by $8,035,000 Federal Home Loan Bank 2.399% due 01/13/10 with a value of $8,026,965.	$7,866,000	7,866,000

Total Short Term Investments (Identified Cost $212,889,542)		212,889,542

Total Investments—126.5% (Identified Cost $1,122,723,419) (d)		950,087,861
Liabilities in excess of other assets		(199,169,403)

Total Net Assets—100%		$750,918,458

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $210,807,412 and the collateral received consisted of cash in the amount of $205,023,542. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,124,197,547 and the composition of unrealized appreciation and depreciation of investment securities was $23,029,882 and $(197,139,568), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-44

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$896,511,145	$0
Level 2—Other Significant Observable Inputs	53,576,716	0
Level 3—Significant Unobservable Inputs	0	0

Total	$950,087,861	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-45

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—99.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
L-3 Communications Holdings, Inc.	40,500	$3,981,960
Lockheed Martin Corp.	43,120	4,728,970
United Technologies Corp.	128,930	7,743,536

		16,454,466

Auto Components—0.7%
The Goodyear Tire & Rubber Co.	278,620	4,265,672

Beverages—1.3%
Molson Coors Brewing Co. (a)	161,030	7,528,153

Biotechnology—1.5%
Amgen, Inc. (b)	152,830	9,058,234

Capital Markets—4.0%
Federated Investors, Inc. (Class B)	68,500	1,976,225
Franklin Resources, Inc.	52,130	4,594,217
State Street Corp.	103,460	5,884,805
The Bank of New York Mellon Corp.	354,390	11,546,026

		24,001,273

Chemicals—1.4%
Celanese Corp.	109,570	3,058,099
CF Industries Holdings, Inc.	57,280	5,238,829

		8,296,928

Commercial Banks—3.5%
National City Corp.	914,487	1,600,352
SunTrust Banks, Inc. (a)	136,580	6,144,734
Wells Fargo & Co. (a)	344,380	12,924,582

		20,669,668

Commercial Services & Supplies – 1.4%
Allied Waste Industries, Inc. (b)	309,710	3,440,878
R.R. Donnelley & Sons Co.	203,200	4,984,496

		8,425,374

Consumer Finance—0.6%
Capital One Financial Corp. (a)	69,630	3,551,130

Containers & Packaging—0.7%
Owens-Illinois, Inc. (b)	133,270	3,918,138

Diversified Financial Services—9.4%
Bank of America Corp.	785,604	27,496,140
Citigroup, Inc.	591,000	12,121,410
CME Group, Inc. (a)	13,190	4,900,217
Interactive Brokers Group, Inc. (a) (b)	220,240	4,882,721
JPMorgan Chase & Co.	132,618	6,193,260

		55,593,748

Diversified Telecommunication Services—4.2%
AT&T, Inc.	473,500	13,220,120
Embarq Corp.	138,510	5,616,581

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Qwest Communications International, Inc. (a)	1,840,380	$5,944,427

		24,781,128

Electric Utilities—2.4%
Duke Energy Corp.	521,440	9,088,699
Pepco Holdings, Inc. (a)	236,220	5,411,800

		14,500,499

Electronic Equipment & Instruments—1.2%
Avnet, Inc. (b)	122,360	3,013,727
Tyco Electronics, Ltd.	157,800	4,364,748

		7,378,475

Energy Equipment & Services—1.0%
ENSCO International, Inc. (a)	105,070	6,055,184

Food & Staples Retailing—2.4%
CVS Caremark Corp.	202,470	6,815,140
SYSCO Corp.	143,210	4,415,164
The Kroger Co.	112,530	3,092,325

		14,322,629

Food Products—1.3%
Bunge, Ltd. (a)	89,600	5,660,928
Tyson Foods, Inc. (Class A) (a)	171,720	2,050,337

		7,711,265

Gas Utilities—0.9%
Energen Corp.	118,670	5,373,378

Health Care Providers & Services—2.7%
Cigna Corp.	115,940	3,939,641
McKesson Corp.	89,010	4,789,628
WellPoint, Inc. (b)	160,970	7,528,567

		16,257,836

Household Products—1.2%
Procter & Gamble Co.	101,560	7,077,716

Independent Power Producers & Energy Traders—0.4%
Reliant Energy, Inc. (b)	322,030	2,366,921

Industrial Conglomerates—2.9%
General Electric Co.	676,770	17,257,635

Insurance—10.2%
ACE, Ltd.	156,934	8,494,837
Allied World Assurance Holdings, Ltd. (b)	51,100	1,815,072
Assurant, Inc. (a)	95,040	5,227,200
Berkshire Hathaway, Inc. (Class B) (a) (b)	1,710	7,515,450
Lincoln National Corp.	205,920	8,815,435
Loews Corp. (a)	167,650	6,620,499
PartnerRe, Ltd. (a)	61,100	4,160,299
The Chubb Corp.	139,930	7,682,157

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-46

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
The Hartford Financial Services Group, Inc.	88,320	$3,620,237
XL Capital, Ltd. (Class A)	352,450	6,322,953

		60,274,139

IT Services—0.7%
Accenture, Ltd. (Class A)	103,000	3,914,000

Machinery—1.1%
AGCO Corp. (a)	155,610	6,630,542

Marine—0.5%
Alexander & Baldwin, Inc.	68,960	3,036,309

Media—3.2%
DISH Network Corp. (b)	171,050	3,592,050
News Corp. (Class A)	746,120	8,945,979
Time Warner, Inc.	491,120	6,438,583

		18,976,612

Metals & Mining—2.0%
Freeport-McMoRan Copper & Gold, Inc.	112,940	6,420,639
Nucor Corp.	138,470	5,469,565

		11,890,204

Multi-Utilities—1.4%
CMS Energy Corp. (a)	291,150	3,630,640
Public Service Enterprise Group, Inc.	148,040	4,854,232

		8,484,872

Multiline Retail—0.7%
J.C. Penney Co., Inc. (a)	127,700	4,257,518

Oil, Gas & Consumable Fuels—15.0%
Apache Corp.	95,850	9,995,238
Chevron Corp.	120,380	9,928,942
ConocoPhillips	361,501	26,479,948
Exxon Mobil Corp.	344,940	26,788,041
Mariner Energy, Inc. (a) (b)	195,864	4,015,212
Valero Energy Corp.	385,200	11,671,560

		88,878,941

Pharmaceuticals—7.1%
Endo Pharmaceuticals Holdings, Inc. (b)	101,210	2,024,200
Johnson & Johnson	97,690	6,767,963
Merck & Co., Inc.	222,980	7,037,249
Pfizer, Inc.	894,690	16,498,083
Wyeth	272,820	10,077,971

		42,405,466

Real Estate Management & Development—0.6%
Jones Lang LaSalle, Inc.	80,730	3,510,140

Road & Rail—1.1%
Norfolk Southern Corp.	98,300	6,508,443

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—0.5%
Lam Research Corp. (b)	91,720	$2,888,263

Software—0.8%
Microsoft Corp.	181,720	4,850,107

Specialty Retail—2.9%
Abercrombie & Fitch Co. (Class A) (a)	132,520	5,227,914
The Home Depot, Inc.	457,160	11,835,872

		17,063,786

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc. (b)	162,000	4,056,480

Tobacco—2.3%
Altria Group, Inc.	425,080	8,433,587
Lorillard, Inc.	74,880	5,327,712

		13,761,299

Wireless Telecommunication Services—1.1%
NII Holdings, Inc. (b)	163,830	6,212,434

Total Common Stock (Identified Cost $665,835,198)		592,445,005

Short Term Investments—16.3%
Security Description	Shares/Face Amount	Value

Mutual Funds—16.0%
State Street Navigator Securities Lending Prime Portfolio (c)	94,727,420	94,727,420

Repurchase Agreement—0.3%
State Street Repurchase Agreement dated 09/30/08 at 0.30% to be repurchased at $1,922,016 on 10/01/08, collateralized by $1,965,000 Federal Home Loan Bank due 01/19/10 with a value of $1,962,956.	$1,922,000	1,922,000

Total Short Term Investments (Identified Cost $96,649,420)		96,649,420

Total Investments—116.1% (Identified Cost $762,484,618) (d)		689,094,425
Liabilities in excess of other assets		(95,737,762)

Total Net Assets—100%		$593,356,663

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $107,553,352 and the collateral received consisted of cash in the amount of $94,727,420 and non-cash collateral with a value of $5,716,412. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-47

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $762,553,135 and the composition of unrealized appreciation and depreciation of investment securities was $13,333,502 and $(86,792,212), respectively.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$687,172,425	$0
Level 2—Other Significant Observable Inputs	1,922,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$689,094,425	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-48

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—97.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
Applied Signal Technology, Inc.	8,600	$149,468
BE Aerospace, Inc. (a)	58,900	932,387
Orbital Sciences Corp. (a) (b)	38,100	913,257
Stanley, Inc. (a)	19,993	737,942

		2,733,054

Air Freight & Logistics—0.4%
Pacer International, Inc. (b)	20,900	344,223

Airlines—1.8%
Allegiant Travel Co. (a) (b)	43,300	1,529,356

Auto Components—1.5%
Drew Industries, Inc. (a) (b)	49,300	843,523
Tenneco, Inc. (a) (b)	43,700	464,531

		1,308,054

Beverages—1.5%
Hansen Natural Corp. (a) (b)	43,400	1,312,850

Biotechnology—2.4%
Cepheid (a)	24,900	344,367
Myriad Genetics, Inc. (a) (b)	26,400	1,712,832

		2,057,199

Capital Markets—1.0%
optionsXpress Holdings, Inc. (b)	31,600	613,672
Waddell & Reed Financial, Inc. (Class A)	9,500	235,125

		848,797

Chemicals—1.3%
FMC Corp.	21,100	1,084,329

Commercial Services & Supplies—3.8%
FTI Consulting, Inc. (a)	6,900	498,456
Huron Consulting Group, Inc. (a) (b)	26,600	1,515,668
Mobile Mini, Inc. (a) (b)	63,900	1,235,187

		3,249,311

Communications Equipment—4.9%
Ixia (a) (b)	165,645	1,220,804
Riverbed Technology, Inc. (a) (b)	74,200	928,984
ViaSat, Inc. (a)	87,100	2,053,818

		4,203,606

Computers & Peripherals—1.6%
Compellent Technologies, Inc. (a) (b)	63,300	784,920
Xyratex, Ltd. (a)	49,300	548,709

		1,333,629

Diversified Consumer Services—3.8%
K12, Inc. (a)	19,400	514,100
Strayer Education, Inc. (b)	8,000	1,602,080
Universal Technical Institute, Inc. (a) (b)	68,200	1,163,492

		3,279,672

Security Description	Shares	Value

Diversified Financial Services—0.9%
MSCI, Inc. (a)	32,200	$772,800

Electrical Equipment—0.5%
Yingli Green Energy Holding, Co. Ltd. (ADR) (a) (b)	35,200	387,904

Electronic Equipment & Instruments—7.3%
Coherent, Inc. (a) (b)	48,900	1,738,395
FARO Technologies, Inc. (a) (b)	52,900	1,077,573
FLIR Systems, Inc. (a) (b)	34,500	1,325,490
National Instruments Corp.	27,800	835,390
Trimble Navigation, Ltd. (a) (b)	47,100	1,218,006

		6,194,854

Energy Equipment & Services—3.5%
Dril-Quip, Inc. (a)	23,400	1,015,326
Helix Energy Solutions Group, Inc. (a) (b)	34,300	832,804
Superior Energy Services, Inc. (a)	35,700	1,111,698

		2,959,828

Food Products—1.9%
Hain Celestial Group, Inc. (a) (b)	57,600	1,585,728

Health Care Equipment & Supplies—3.0%
American Medical Systems Holdings, Inc. (a) (b)	104,900	1,863,024
DexCom, Inc. (a) (b)	101,400	627,666
TomoTherapy, Inc. (a) (b)	16,000	73,280

		2,563,970

Health Care Providers & Services—4.8%
MWI Veterinary Supply, Inc. (a) (b)	19,400	762,226
Psychiatric Solutions, Inc. (a) (b)	55,000	2,087,250
VCA Antech, Inc. (a) (b)	41,900	1,234,793

		4,084,269

Hotels, Restaurants & Leisure—2.7%
Chipotle Mexican Grill, Inc. (a) (b)	6,800	317,900
Panera Bread Co. (a) (b)	17,300	880,570
Shuffle Master, Inc. (a) (b)	222,300	1,131,507

		2,329,977

Insurance—0.6%
Assured Guaranty, Ltd. (b)	29,200	474,792

Internet & Catalog Retail—0.8%
Gaiam, Inc. (a) (b)	56,600	599,960
Shutterfly, Inc. (a) (b)	12,576	120,855

		720,815

Internet Software & Services—1.7%
DealerTrack Holdings, Inc. (a) (b)	44,700	752,748
Omniture, Inc. (a) (b)	39,900	732,564

		1,485,312

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-49

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—5.0%
Cybersource Corp. (a)	66,000	$1,063,260
Heartland Payment Systems, Inc. (b)	36,600	935,496
Sapient Corp. (a)	219,900	1,633,857
VeriFone Holdings, Inc. (a) (b)	40,900	676,486

		4,309,099

Life Sciences Tools & Services—4.4%
Parexel International Corp. (a)	44,600	1,278,236
Sequenom, Inc. (a) (b)	53,159	1,415,092
Varian, Inc. (a)	23,800	1,021,020

		3,714,348

Machinery—0.4%
Force Protection, Inc. (a) (b)	128,700	344,916

Media—1.5%
Lions Gate Entertainment Corp. (a) (b)	137,400	1,250,340

Oil, Gas & Consumable Fuels—4.2%
Bill Barrett Corp. (a) (b)	28,900	927,979
Carrizo Oil & Gas, Inc. (a)	39,900	1,447,173
Mariner Energy, Inc. (a) (b)	58,100	1,191,050

		3,566,202

Pharmaceuticals—2.8%
Angiotech Pharmaceuticals, Inc. (a) (b)	235,000	185,650
Cadence Pharmaceuticals, Inc. (a) (b)	66,594	591,354
Impax Laboratories, Inc. (a) (b) (c)	35,400	251,765
KV Pharmaceutical Co. (a)	54,900	1,246,779
Penwest Pharmaceuticals Co. (a) (b)	76,400	157,384

		2,432,932

Real Estate Investment Trusts—0.9%
FelCor Lodging Trust, Inc. (b)	85,700	613,612
iStar Financial, Inc. (b)	74,300	193,180

		806,792

Semiconductors & Semiconductor Equipment—12.6%
Advanced Analogic Technologies, Inc. (a) (b)	107,600	500,340
Atheros Communications, Inc. (a) (b)	41,700	983,286
FormFactor, Inc. (a) (b)	61,300	1,067,846
Microsemi Corp. (a) (b)	81,320	2,072,034
Microtune, Inc. (a)	232,700	623,636
NetLogic Microsystems, Inc. (a) (b)	57,400	1,735,776
Power Integrations, Inc. (a) (b)	58,300	1,405,030
Silicon Laboratories, Inc. (a)	45,100	1,384,570
Varian Semiconductor Equipment Associates, Inc. (a)	40,200	1,009,824

		10,782,342

Software—6.8%
Ansys, Inc. (a)	25,800	977,046
Bottomline Technologies, Inc. (a)	142,800	1,485,120
EPIQ System, Inc. (a) (b)	46,300	629,680
Nuance Communications, Inc. (a)	88,500	1,078,815

Security Description	Shares	Value

Software—(Continued)
Quest Software, Inc. (a)	129,700	$1,645,893

		5,816,554

Specialty Retail—1.3%
Tractor Supply Co. (a) (b)	26,200	1,101,710

Textiles, Apparel & Luxury Goods—1.2%
FGX International Holdings, Ltd. (a)	94,300	1,043,901

Wireless Telecommunication Services—1.5%
SBA Communications Corp. (a) (b)	47,900	1,239,173

Total Common Stock (Identified Cost $93,693,755)		83,252,638

Short Term Investments—32.0%
Security Description	Face Amount/Shares	Value

Discount Notes—2.7%
Federal Home Loan Bank 0.0683%, 10/01/08	$2,305,000	2,305,000

Mutual Funds—29.3%
State Street Navigator Securities Lending Prime Portfolio (d)	24,995,582	24,995,582

Total Short Term Investments (Identified Cost $27,300,582)		27,300,582

Total Investments—129.5% (Identified Cost $120,994,337) (e)		110,553,220
Liabilities in excess of other assets		(25,161,473)

Total Net Assets—100%		$85,391,747

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $25,032,953 and the collateral received consisted of cash in the amount of $24,995,582 and non-cash collateral with a value of $39,646. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $120,994,337 and the composition of unrealized appreciation and depreciation of investment securities was $5,691,527 and $(16,132,644), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-50

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$107,996,455	$0
Level 2—Other Significant Observable Inputs	2,305,000	0
Level 3—Significant Unobservable Inputs	251,765	0

Total	$110,553,220	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-51

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—95.6% of Total Net Assets

Security Description	Shares	Value

Beverages—4.4%
Dr. Pepper Snapple Group, Inc. (a)	1,971,031	$52,192,901

Capital Markets—13.5%
Legg Mason, Inc. (b)	1,800,000	68,508,000
Merrill Lynch & Co., Inc. (b)	2,500,000	63,250,000
Morgan Stanley	1,241,000	28,543,000

		160,301,000

Chemicals—3.3%
International Flavors & Fragrances, Inc.	1,000,000	39,460,000

Commercial Services & Supplies—6.7%
Robert Half International, Inc. (b)	3,190,000	78,952,500

Computers & Peripherals—8.7%
Dell, Inc. (a) (b)	2,700,000	44,496,000
Teradata Corp. (a)	3,000,000	58,500,000

		102,996,000

Consumer Finance—4.3%
Discover Financial Services (b)	3,700,000	51,134,000

Health Care Equipment & Supplies—5.0%
Hospira, Inc. (a) (b)	1,540,000	58,828,000

Health Care Providers & Services—2.1%
Tenet Healthcare Corp. (a) (b)	4,400,000	24,420,000

Hotels, Restaurants & Leisure—7.3%
Starwood Hotels & Resorts Worldwide, Inc. (b)	1,900,000	53,466,000
Yum! Brands, Inc. (b)	1,000,000	32,610,000

		86,076,000

Household Durables—2.0%
Snap-On, Inc.	453,505	23,881,573

Internet & Catalog Retail—0.1%
Liberty Media Interactive (Series A) (a)	95,000	1,226,450

Life Sciences Tools & Services—5.5%
PerkinElmer, Inc.	2,600,000	64,922,000

Machinery—2.9%
ITT Corp. (b)	609,700	33,905,417

Media—2.6%
Liberty Media Capital (Series A) (a)	2,300,000	30,774,000

Personal Products—4.9%
Avon Products, Inc.	1,400,000	58,198,000

Semiconductors & Semiconductor Equipment—12.3%
Intel Corp.	4,300,000	80,539,000
National Semiconductor Corp.	3,804,000	65,466,840

		146,005,840

Security Description	Shares	Value

Specialty Retail—10.0%
Advance Auto Parts, Inc.	1,000,000	$39,660,000
Carmax, Inc. (a) (b)	1,552,800	21,739,200
Tiffany & Co. (b)	1,590,000	56,476,800

		117,876,000

Total Common Stock (Identified Cost $1,334,684,557)		1,131,149,681

Short Term Investments—17.3%
Security Description	Shares/Face Amount	Value

Mutual Funds—11.9%
State Street Navigator Securities Lending Prime Portfolio (c)	140,744,349	140,744,349

Repurchase Agreement—5.4%
State Street Repurchase Agreement dated 09/30/08 at 0.400% to be repurchased at $64,548,717 on 10/01/08, collateralized by $65,910,000 Federal Home Loan Bank due 01/19/10 with a value of $65,841,454.	$64,548,000	64,548,000

Total Short Term Investments (Identified Cost $205,292,349)		205,292,349

Total Investments—112.9% (Identified Cost $1,539,976,906) (d)		1,336,442,030
Liabilities in excess of other assets		(153,211,566)

Total Net Assets—100%		$1,183,230,464

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $141,164,680 and the collateral received consisted of cash in the amount of $140,744,349. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,539,976,906 and the composition of unrealized appreciation and depreciation of investment securities was $39,714,296 and $(243,249,172), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-52

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,271,894,030	$0
Level 2—Other Significant Observable Inputs	64,548,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,336,442,030	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-53

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—97.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.7%
Lockheed Martin Corp.	133,500	$14,640,945
Raytheon Co.	334,100	17,877,691
United Technologies Corp.	337,700	20,282,262

		52,800,898

Beverages—3.4%
PepsiCo, Inc.	370,600	26,412,662
The Coca-Cola Co.	225,200	11,908,576

		38,321,238

Biotechnology—9.5%
Celgene Corp. (a)	368,100	23,293,368
Genentech, Inc. (a)	364,300	32,306,124
Gilead Sciences, Inc. (a)	1,141,900	52,047,802

		107,647,294

Capital Markets—5.4%
Lazard, Ltd. (b)	153,200	6,550,832
The Charles Schwab Corp.	1,307,900	34,005,400
The Goldman Sachs Group, Inc. (b)	161,900	20,723,200

		61,279,432

Chemicals—3.4%
Monsanto Co.	382,300	37,840,054

Communications Equipment—7.5%
Cisco Systems, Inc. (a)	1,701,100	38,376,816
Nokia Corp. (ADR)	170,800	3,185,420
QUALCOMM, Inc.	690,100	29,653,597
Research In Motion, Ltd. (a)	198,900	13,584,870

		84,800,703

Computers & Peripherals—5.2%
Apple, Inc. (a)	180,500	20,515,630
Hewlett-Packard Co.	818,000	37,824,320

		58,339,950

Diversified Financial Services—0.8%
JPMorgan Chase & Co.	196,900	9,195,230

Electrical Equipment—2.2%
ABB, Ltd. (ADR)	647,800	12,567,320
First Solar, Inc. (a)	63,300	11,958,003

		24,525,323

Energy Equipment & Services—4.8%
Halliburton Co.	504,600	16,343,994
Schlumberger, Ltd.	487,700	38,084,493

		54,428,487

Food & Staples Retailing—7.3%
Costco Wholesale Corp.	352,500	22,887,825
CVS Caremark Corp.	701,900	23,625,954

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Wal-Mart Stores, Inc.	595,100	$35,640,539

		82,154,318

Health Care Equipment & Supplies—6.0%
Alcon, Inc.	202,300	32,673,473
Baxter International, Inc.	532,500	34,947,975

		67,621,448

Health Care Providers & Services—1.6%
Medco Health Solutions, Inc. (a)	409,200	18,414,000

Hotels, Restaurants & Leisure—0.7%
Marriott International, Inc. (b)	296,000	7,722,640

Household Products—2.7%
Colgate-Palmolive Co.	406,800	30,652,380

Industrial Conglomerates—0.7%
McDermott International, Inc. (a)	319,400	8,160,670

Internet & Catalog Retail—2.9%
Amazon.com, Inc. (a)	447,200	32,538,272

Internet Software & Services—4.0%
Google, Inc. (Class A) (a)	113,200	45,338,864

IT Services—3.1%
Infosys Technologies Ltd. (ADR) (b)	355,300	11,835,043
Visa, Inc.	385,700	23,678,123

		35,513,166

Life Sciences Tools & Services—2.1%
Thermo Fisher Scientific, Inc. (a)	436,700	24,018,500

Media—2.0%
The Walt Disney Co.	731,000	22,434,390

Oil, Gas & Consumable Fuels—2.6%
Occidental Petroleum Corp.	226,300	15,942,835
Southwestern Energy Co. (a)	453,500	13,849,890

		29,792,725

Pharmaceuticals—8.3%
Abbott Laboratories	594,000	34,202,520
Mylan, Inc. (b)	621,900	7,102,098
Shire, Plc. (ADR)	147,400	7,038,350
Teva Pharmaceutical Industries, Ltd. (ADR)	610,400	27,950,216
Wyeth	475,800	17,576,052

		93,869,236

Semiconductors & Semiconductor Equipment—0.6%
NVIDIA Corp. (a)	679,800	7,280,658

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-54

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—4.5%
Adobe Systems, Inc. (a)	682,600	$26,942,222
Microsoft Corp.	882,100	23,543,249

		50,485,471

Textiles, Apparel & Luxury Goods—1.6%
Nike, Inc.	275,700	18,444,330

Total Common Stock (Identified Cost $1,137,944,101)		1,103,619,677

Short Term Investments — 16.9%
Security Description	Shares/Face Amount	Value

Mutual Funds—14.5%
State Street Navigator Securities Lending Prime Portfolio (c)	164,303,528	164,303,528

Repurchase Agreement—2.4%
State Street Repurchase Agreement dated 09/30/08 at 0.400% to be repurchased at $27,440,305 on 10/01/08, collateralized by $28,020,000 Federal Home Loan Bank due 01/19/10 with a value of $27,990,859.	$27,440,000	27,440,000

Total Short Term Investments (Identified Cost $191,743,528)		191,743,528

Total Investments—114.5% (Identified Cost $1,329,687,629) (d)		1,295,363,205
Liabilities in excess of other assets		(164,533,255)

Total Net Assets—100%		$1,130,829,950

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $169,065,832 and the collateral received consisted of cash in the amount of $164,303,528. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,330,034,736 and the composition of unrealized appreciation and depreciation of investment securities was $77,840,985 and $(112,512,516), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,267,923,205	$0
Level 2—Other Significant Observable Inputs	27,440,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,295,363,205	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-55

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—74.5% of Total Net Assets

Security Description	Shares	Value

Australia—1.3%
BHP Billiton, Ltd. (b)	22,329	$574,012
Macquarie Airports	2,311,907	5,130,178
Newcrest Mining, Ltd.	201,319	4,420,706
Rio Tinto, Ltd. (b)	64,974	4,474,309

		14,599,205

Austria—1.7%
Erste Bank der oesterreichischen Sparkassen AG (b)	59,927	3,020,875
Flughafen Wien AG (b)	41,030	2,586,939
OMV AG	102,738	4,311,395
Raiffeisen International Bank Holding AG (b)	54,355	3,952,631
Telekom Austria AG	112,783	1,987,938
Wiener Staedtische Versicherung AG	56,475	2,849,620

		18,709,398

Belgium—1.0%
Groupe Bruxelles Lambert S.A.	5,982	516,639
InBev NV	52,971	3,127,478
KBC Ancora	28,624	1,894,897
KBC Groep NV	56,088	4,878,401

		10,417,415

Bermuda—0.1%
Central European Media Enterprises, Ltd. (b)	15,826	1,035,020
GOME Electrical Appliances Holdings, Ltd. (HKD) (b)	1,380,406	402,879

		1,437,899

Canada—1.9%
Barrick Gold Corp.	253,555	9,322,614
Eldorado Gold Corp.	207,847	1,302,108
Ivanhoe Mines, Ltd.	436,936	2,658,965
Kinross Gold Corp.	228,540	3,685,016
Potash Corp. of Saskatchewan, Inc.	10,491	1,365,641
Research In Motion, Ltd. (a)	17,499	1,195,182
Talisman Energy, Inc. (b)	76,703	1,086,970

		20,616,496

Cayman Islands—0.1%
Melco PLB Entertainment Macau, Ltd. (ADR) (a) (b)	218,476	871,719

China—0.3%
Beijing Capital International Airport Co., Ltd. (HKD) (b)	4,491,965	3,728,804

Cyprus—0.1%
Bank of Cyprus Public Co., Ltd.	131,718	1,053,484

Czech Republic—3.3%
Komercni Banka AS (GDR)	285,385	22,830,800
Komercni Banka AS (GDR) (U.S. OTC-Traded)	162,464	12,997,120

		35,827,920

Security Description	Shares	Value

Denmark—1.3%
Carlsberg A/S (Class B) (b)	122,695	$9,382,690
FLSmidth & Co. A/S	6,683	339,983
Novo Nordisk A/S	82,769	4,240,397

		13,963,070

Finland—1.1%
Fortum Oyj	136,952	4,621,546
Kemira Oyj (b)	28,791	339,758
Nokia Oyj	160,599	2,994,533
Orion Oyj (b)	56,157	951,041
Outotec Oyj	22,573	609,611
Pohjola Bank, Plc. (b)	38,710	566,932
Stora Enso Oyj	201,364	1,986,209

		12,069,630

France—9.5%
Accor S.A. (b)	8,853	475,504
Aeroports de Paris (b)	79,805	6,649,949
Air Liquide S.A. (b)	89,525	9,852,127
Air Liquide S.A. (Prime de Fidelite 02)	25,396	2,768,271
Air Liquide S.A. (Prime de Fidelite 09)	5,324	580,338
Alstom (b)	13,312	1,004,035
AXA S.A.	74,168	2,431,877
Bouygues (b)	37,406	1,706,064
Casino Guichard-Perrachon S.A.	2,356	205,478
Cie de Saint-Gobain (b)	48,665	2,543,944
EDF Energies Nouvelles S.A.	3,666	183,077
Electricite de France (b)	64,195	4,652,313
Eurazeo	16,573	1,408,109
France Telecom S.A. (b)	148,950	4,171,933
Gaz de France S.A.	124,983	6,540,966
Groupe Danone	55,986	3,967,853
JC Decaux S.A. (b)	30,401	673,110
Lafarge S.A. (b)	30,882	3,259,269
LVMH Moet Hennessy Louis Vuitton S.A. (b)	89,567	7,909,910
Pernod-Ricard S.A. (b)	98,136	8,629,205
Pinault-Printemps-Redoute S.A. (b)	43,001	3,862,394
Remy Cointreau S.A.	9,651	453,897
Sanofi-Aventis S.A. (b)	134,212	8,823,509
Schneider Electric S.A.	1,662	142,564
Suez Environment S.A. (a)	44,320	1,105,032
Suez S.A. (b)	4	196
Total S.A. (b)	242,596	14,638,631
Vinci S.A. (b)	80,298	3,794,480
Vivendi	51,845	1,622,676

		104,056,711

Germany—7.9%
Adidas AG	8,012	430,371
Bayer AG	145,457	10,619,212
Continetal AG	7,122	708,086
Daimler AG (b)	83,288	4,210,120
Deutsche Boerse AG	18,069	1,647,589
Deutsche Post AG	73,934	1,559,809
Deutsche Telekom AG	166,915	2,522,990
E.ON AG	264,885	13,417,024

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-56

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Fraport AG Frankfurt Airport Services	282,324	$16,888,078
Fresenius Medical Care AG (b)	141,771	7,300,640
Fresenius SE	88,596	6,474,636
Hamburger Hafen und Logistik AG (a)	16,984	1,018,644
Henkel KGaA	30,337	939,385
MAN AG	2,325	156,205
Merck KGaA (b)	10,912	1,171,665
Metro AG	31,930	1,599,479
Rhoen Klinikum AG	128,230	3,728,363
RWE AG	17,676	1,693,800
Siemens AG	113,212	10,627,330

		86,713,426

Greece—0.4%
Alapis Holding Industrial & Commercial S.A.	931,912	1,975,997
Hellenic Telecommunications Organization S.A.	115,690	2,067,069

		4,043,066

Hong Kong—0.3%
China Merchants Holdings International Co., Ltd. (b)	733,092	2,357,190
Galaxy Entertainment Group, Ltd. (b)	1,119,000	220,424
Shun Tak Holdings, Ltd. (b)	3,477,968	1,195,530

		3,773,144

Hungary—3.4%
OTP Bank Nyrt	1,007,287	36,464,860
Richter Gedeon Nyrt	7,532	1,380,124

		37,844,984

India—1.3%
State Bank of India, Ltd. (GDR)	16,390	991,595
State Bank of India, Ltd. (GDR) (London Traded)	213,578	13,112,267

		14,103,862

Indonesia—0.1%
Semen Gresik Persero Tbk PT	1,536,000	552,218

Ireland—0.3%
CHR, Plc. (b)	83,058	1,792,078
Dragon Oil, Plc. (a)	605,620	1,913,570

		3,705,648

Italy—1.8%
Banca Popolare di Milano Scarl (b)	278,412	2,372,246
Buzzi Unicem S.p.A. (b)	161,110	2,479,692
Credito Emiliano S.p.A. (b)	289,110	2,469,700
Enel S.p.A.	193,891	1,579,505
Geox S.p.A. (b)	45,198	437,653
Intesa Sanpaolo S.p.A.	890,269	4,860,621
Intesa Sanpaolo S.p.A.- RNC	1,035,445	4,918,891
Italcementi S.p.A. (b)	31,082	382,685
Lottomatica S.p.A. (b)	2,520	65,788
Unione di Banche Italiane SCPA (b)	27,336	596,881

		20,163,662

Security Description	Shares	Value

Japan—7.5%
Acom Co., Ltd. (b)	25,882	$885,838
Aisin Seiki Co., Ltd.	17,101	419,191
Canon, Inc. (b)	70,715	2,654,435
Central Japan Railway Co.	435	4,121,979
Daikin Industries, Ltd. (b)	12,108	412,666
Daiwa Securities Group, Inc.	23,089	166,121
Denso Corp.	37,890	934,307
East Japan Railway Co.	531	3,974,240
Eisai Co., Ltd. (b)	16,480	643,180
Fanuc, Ltd.	17,967	1,360,665
Fuji Television Network, Inc.	147	189,451
Honda Motor Co., Ltd. (b)	78,593	2,343,609
Ibiden Co., Ltd.	18,438	450,910
Itochu Corp.	18,957	115,052
Japan Tobacco, Inc.	620	2,343,571
JFE Holding, Inc. (b)	10,747	335,644
JS Group Corp. (b)	15,130	191,828
KDDI Corp.	422	2,373,118
Komatsu, Ltd.	269,526	4,380,279
Kubota Corp. (b)	20,731	131,121
Kyocera Corp. (b)	11,743	893,839
Makita Corp.	16,489	338,098
Matsushita Electric Industrial Co., Ltd. (b)	95,979	1,672,407
Mitsubishi Corp.	22,419	468,406
Mitsubishi Electric Corp.	154,913	1,048,030
Mitsubishi UFJ Financial Group, Inc.	384,515	3,346,594
Mitsui & Co., Ltd.	29,762	369,235
Mitsui Fudosan Co., Ltd.	20,406	394,427
Mizuho Financial Group, Inc. (b)	151	665,148
Nidec Corp.	5,600	345,820
Nintendo Co., Ltd. (b)	10,417	4,353,839
Nippon Electric Glass Co., Ltd.	187,349	1,701,000
Nippon Telephone & Telegraph Corp.	115	514,284
Nissan Motor Co., Ltd. (b)	18,254	122,962
Nomura Holdings, Inc.	32,623	422,707
NTT DoCoMo, Inc.	1,475	2,388,132
Olympus Corp. (b)	4,248	124,698
Promise Co., Ltd.	28,451	550,379
Ricoh Co., Ltd.	23,762	331,717
Seven & I Holdings Co., Ltd.	22,104	638,758
Sharp Corp.	16,783	181,875
Shin-Etsu Chemical Co., Ltd.	16,753	800,804
Sony Corp. (b)	81,513	2,530,966
Stanley Electric Co., Ltd.	24,095	353,554
Sumitomo Heavy Industries, Ltd.	87,534	420,793
Sumitomo Metal Industries, Ltd.	176,499	539,764
Sumitomo Mitsui Financial Group, Inc. (b)	265	1,666,852
Suzuki Motor Corp. (b)	72,995	1,360,916
Takeda Pharmaceutical Co., Ltd.	23,175	1,171,845
The Bank of Kyoto, Ltd. (b)	47,462	486,672
The Bank of Yokohama, Ltd.	174,079	847,867
The Chiba Bank, Ltd.	31,468	163,134
The Gunma Bank, Ltd. (b)	29,370	167,433
The Shizuoka Bank, Ltd. (b)	48,652	480,990
The Sumitomo Trust & Banking Co., Ltd.	103,664	690,478
The Suruga Bank, Ltd.	38,371	441,747
TOPIX Exchange Traded Fund (b)	1,061,569	11,446,935

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-57

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Toyota Motor Corp.	161,041	$6,864,774
Yamada Denki Co., Ltd.	32,430	2,468,775

		82,203,859

Netherlands—1.9%
Heineken NV	47,682	1,921,811
Koninklijke Vopak NV	10,066	475,453
Reed Elsevier NV (b)	27,425	408,864
Royal KPN NV	220,257	3,175,218
TNT NV	50,498	1,412,592
Unilever NV	494,477	13,971,879

		21,365,817

New Zealand—0.1%
Auckland International Airport, Ltd.	974,614	1,275,638

Norway—0.1%
DnB NOR ASA	147,044	1,132,659

Poland—5.4%
Bank Handlowy w Warszawie S.A.	156,502	4,125,269
Bank Millennium S.A.	454,547	1,199,399
Bank Pekao S.A.	325,528	23,568,052
Bank Zachodni WBK S.A.	21,239	1,364,059
BRE Bank S.A.	10,174	1,341,359
Polskie Gornictwo Naftowe I Gazownictwo S.A.	349,656	481,670
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,050,512	19,302,086
Telekomunikacja Polska S.A.	728,239	6,969,427
TVN S.A.	84,750	637,690

		58,989,011

Portugal—0.7%
Energias de Portugal S.A.	140,366	590,871
Jeronimo Martins, SGPS, S.A.	800,968	6,835,265

		7,426,136

Russia—0.7%
Federal Grid Co. (GDR) (144A)	65,893	214,152
Inter Rao Ues OAO (GDR) (144A) (a)	13,649	40,947
Kuzbassenergo OJSC (GDR) (144A) (a)	4,558	11,624
Mosenergo OAO (GDR) (144A) (a)	21,908	64,420
Novorossiysk Commercial Sea Port (GDR) (144A)	74,576	477,286
OAO Unified Energy System (GDR)	32,603	3,260,300
OGK-1 OAO (GDR) (144A) (a)	278,217	390,060
OGK-2 OAO (GDR) (144A) (a)	72,327	121,148
OGK-3 OJSC (GDR) (144A) (a)	26,826	42,372
OGK-6 OAO (GDR) (144A) (a)	84,324	164,853
Open Investments (GDR) (a)	5,897	110,569
Pharmstandard (GDR) (144A) (a)	136,078	2,360,953
RusHydro (GDR) (144A) (a)	112,583	343,378
TGK-1 OAO (GDR) (144A) (a)	110,498	193,372
TGK-10 OAO (GDR) (144A) (a)	9,630	48,386
TGK-14 (GDR) (144A) (a)	1,055	6,330

Security Description	Shares	Value

Russia—(Continued)
TGK-2 (GDR) (144A) (a)	4,232	$25,820
TGK-4 (GDR) (144A) (a)	10,345	49,656
TGK-6 (GDR) (144A) (a)	9,993	11,492
TGK-9 OAO (GDR) (144A) (a)	10,976	19,758
Volga Territorial Generating Co. (GDR) (144A) (a)	48,310	131,548
Yenisei Territorial Generating Co. OJSC (GDR) (144A) (a)	11,236	7,865

		8,096,289

South Korea—0.3%
Samsung Electronics Co., Ltd.	6,408	2,950,719

Spain—1.2%
Acciona S.A. (b)	4,601	699,801
EDP Renovaveis S.A.	190,638	1,515,605
Iberdrola Renovables (a) (b)	324,514	1,412,673
Inditex S.A. (b)	24,469	1,044,017
Telefonica S.A.	342,860	8,197,656

		12,869,752

Sweden—0.7%
Getinge AB (Class B) (b)	73,113	1,501,470
Hennes & Mauritz AB (Series B)	28,340	1,149,053
Modern Times Group AB (b)	8,637	310,872
Nordea Bank AB	176,281	2,107,568
Svenska Cellulosa AB	124,967	1,319,219
TeliaSonera AB	155,423	884,040

		7,272,222

Switzerland—7.2%
ABB, Ltd.	169,266	3,262,114
BKW FMB Energie AG	14,048	1,449,334
Flughafen Zuerich AG	8,209	2,649,952
Holcim, Ltd. (b)	51,535	3,788,040
Nestle S.A.	650,425	28,260,427
Nobel Biocare Holding AG (b)	16,826	566,706
Novartis AG	310,368	16,307,897
Roche Holding AG (a)	104,925	16,430,976
SGS S.A.	1,097	1,294,914
Swatch Group AG (Class B)	15,765	2,931,402
Swiss Reinsurance	43,191	2,423,187

		79,364,949

Taiwan—0.0%
Cathay Financial Holding Co., Ltd. (GDR) (144A)	1,230	16,501

Ukraine—0.1%
Ukrnafta Oil Co. (ADR)	3,746	475,259
UkrTelecom (GDR)	32,890	119,482

		594,741

United Kingdom—11.3%
AMEC, Plc. (b)	28,681	326,017
Anglo American, Plc.	86,270	2,888,019

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-58

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
BAE Systems, Plc.	201,055	$1,477,549
BHP Billiton, Plc.	106,400	2,410,061
British America Tobacco, Plc.	60,259	1,959,151
Cadbury, Plc.	441,397	4,450,737
Compass Group, Plc.	165,292	1,030,547
Diageo, Plc.	1,096,674	18,589,552
GlaxoSmithKline, Plc.	685,252	14,824,430
Imperial Tobacco Group, Plc.	140,653	4,525,164
Intertek Group, Plc.	34,623	521,399
National Grid, Plc.	132,905	1,689,353
Reckitt Benckiser Group, Plc.	165,635	8,030,574
Rio Tinto, Plc.	61,408	3,826,012
Rolls-Royce Group, Plc.	435,167	2,616,246
Royal Ducth Shell, Plc.	551,144	15,966,989
Scottish & Southern Energy, Plc.	40,908	1,041,336
Smith & Nephew, Plc.	766,725	8,092,520
Tesco, Plc.	1,922,762	13,389,806
Vodafone Group, Plc.	5,391,692	11,927,388
WM Morrison Supermarkets, Plc.	690,546	3,209,734
WPP Group, Plc.	237,384	1,929,081

		124,721,665

United States—0.1%
Dr. Pepper Snapple Group, Inc. (a) (b)	12,961	343,207
Synthes, Inc. (CHF)	6,693	928,696

		1,271,903

Total Common Stock (Identified Cost $1,032,228,200)		817,803,622

Units—1.0%

Mexico—0.6%
Fomento Economico Mexicano S.A. de C.V.	1,876,849	7,154,315

Switzerland—0.4%
Compagnie Financière Richemont S.A.	90,646	4,044,319

Total Units (Identified Cost $13,853,823)		11,198,634

Warrants—0.6%

India—0.4%
State Bank of India, Ltd. (144A)	120,339	4,223,794

Romania—0.1%
BRD-Groupe	431,711	1,826,138

Russia—0.1%
Unified Energy System of Russia (144A)	112	144,543
Unified Energy System of Russia (144A)	112	505,712
Unified Energy System of Russia (144A)	117	228,389

		878,644

Total Warrants (Identified Cost $14,185,047)		6,928,576

Rights—0.0%
Security Description	Shares	Value

France—0.0%
EDF Energies Nouvelles S.A. (a)	1	$1

Total Rights (Identified Cost $0)		1

Short Term Investments—17.2%
Security Description	Shares/Face Amount	Value

United States—17.2%
State Street Navigator Securities Lending Prime Portfolio (c)	85,516,297	85,516,297
State Street Repurchase Agreement dated 09/30/08 at 0.400% to be repurchased at $102,741,142 on 10/01/08, collateralized by $104,900,000 Federal Home Loan Bank 2.399% due 01/13/10 with a value of $104,795,100.	$102,740,000	102,740,000

Total Short Term Investments (Identified Cost $188,256,297)		188,256,297

Total Investments—93.3% (Identified Cost $1,248,523,367) (d)		1,024,187,130
Other assets less liabilities		73,838,907

Total Net Assets—100%		$1,098,026,037

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $80,726,205 and the collateral received consisted of cash in the amount of $85,516,297 and non-cash collateral with a value of $777,123. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,248,523,367 and the composition of unrealized appreciation and depreciation of investment securities was $2,313,941 and $(226,650,178), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the market value of 144A securities was $9,660,533, which is 0.9% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(CHF)—	Swiss Franc
(HKD)—	Hong Kong Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-59

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 9/30/2008	Unrealized Appreciation/ Depreciation
Canadian Dollar (bought)	12/22/2008	3,578,083	$3,468,580	$3,385,161	$(83,419)
Canadian Dollar (bought)	12/22/2008	8,560,489	8,298,506	8,098,929	(199,577)
Canadian Dollar (sold)	12/22/2008	3,578,083	3,371,415	3,385,161	(13,746)
Canadian Dollar (sold)	12/22/2008	8,560,489	8,081,652	8,098,929	(17,277)
Czech Koruna (bought)	12/9/2008	112,008,491	6,457,868	6,440,616	(17,252)
Czech Koruna (sold)	10/22/2008	96,192,933	5,801,045	5,523,268	277,777
Czech Koruna (sold)	12/9/2008	232,754,087	13,236,923	13,383,626	(146,703)
Czech Koruna (sold)	12/9/2008	307,977,763	17,643,089	17,709,074	(65,985)
Euro (bought)	12/2/2008	16,052,744	23,769,940	22,679,318	(1,090,622)
Euro (bought)	12/8/2008	40,503,447	59,620,265	57,235,885	(2,384,380)
Euro (sold)	12/8/2008	18,617,263	26,081,296	26,308,267	(226,971)
Euro (sold)	12/2/2008	25,620,925	37,347,109	36,197,245	1,149,864
Euro (sold)	12/8/2008	21,388,691	30,923,235	30,224,604	698,631
Euro (sold)	12/8/2008	43,199,902	62,068,324	61,046,276	1,022,048
Euro (sold)	12/8/2008	46,137,843	65,925,672	65,197,913	727,759
Japenese Yen (bought)	11/10/2008	927,303,150	8,462,957	8,805,546	342,589
Japenese Yen (bought)	11/10/2008	6,328,600,619	58,598,154	60,095,538	1,497,384
Japenese Yen (bought)	12/19/2008	1,380,654,411	13,264,618	13,181,067	(83,551)
Japenese Yen (bought)	12/26/2008	4,902,377,101	46,788,676	46,856,142	67,466
Japenese Yen (sold)	11/10/2008	514,754,668	4,758,096	4,888,041	(129,945)
Japenese Yen (sold)	11/10/2008	2,413,579,834	22,528,397	22,919,029	(390,632)
South Korean Won (bought)	10/6/2008	14,990,559,668	13,411,971	12,427,278	(984,693)
South Korean Won (bought)	11/4/2008	1,819,541,925	1,795,482	1,514,498	(280,984)
South Korean Won (bought)	12/4/2008	3,013,435,267	2,695,380	2,510,322	(185,058)
South Korean Won (sold)	10/6/2008	14,990,559,668	13,173,881	12,427,278	746,603
South Korean Won (sold)	11/4/2008	1,819,541,925	1,598,543	1,514,498	84,045
South Korean Won (sold)	12/4/2008	3,013,435,267	2,646,615	2,510,322	136,293
Polish Zloty (sold)	11/19/2008	30,631,287	13,428,306	12,701,380	726,926
Polish Zloty (sold)	12/9/2008	19,151,588	7,732,041	7,937,675	(205,634)
Polish Zloty (sold)	12/9/2008	21,672,832	8,771,230	8,982,645	(211,415)
Polish Zloty (sold)	12/9/2008	24,566,544	9,977,477	10,181,989	(204,512)
Polish Zloty (sold)	12/9/2008	45,861,086	18,904,694	19,007,845	(103,151)

Net Unrealized Appreciation					$451,878

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2008	Unrealized Depreciation
CAC 40 Index Futures	10/17/2008	285	$16,602,223	$16,234,360	$(367,863)
DAX Index Futures	12/19/2008	40	8,686,585	8,290,599	(395,986)
DJ Euro Stoxx 50 Index Futures	12/19/2008	2,576	113,715,834	111,062,937	(2,652,897)
FTSE 100 Index Futures	12/19/2008	92	8,631,122	8,144,927	(486,195)

Net Unrealized Depreciation					$(3,902,941)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-60

Metropolitan Series Fund, Inc.

Julius Baer International Stock Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$150,696,323	$(3,451,063)
Level 2—Other Significant Observable Inputs	873,490,807	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,024,187,130	$(3,451,063)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-61

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—98.7% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.2%
Lockheed Martin Corp. 7.375%, 04/15/13	$900,000	$980,978
8.200%, 12/01/09 (a)	700,000	726,144
The Boeing Co. 7.250%, 06/15/25	460,000	499,696
United Technologies Corp. 7.500%, 09/15/29 (a)	200,000	220,176

		2,426,994

Asset Backed—0.4%
Capital One Multi-Asset Execution Trust 4.850%, 11/15/13	3,000,000	2,896,680
CenterPoint Energy Transition Bond Co., LLC 5.160%, 09/15/11	244,005	245,225
Centex Home Equity Loan Trust 3.750%, 12/25/31 (b)	60,968	50,280
Chase Funding Mortgage Loan 3.303%, 11/25/29	49,611	48,965
4.585%, 05/25/15	1,778,891	1,657,019
Detroit Edison Co. 6.190%, 03/01/13	371,768	374,746

		5,272,915

Automobiles—0.2%
DaimlerChrysler North America Holdings Corp.
7.750%, 01/18/11	2,600,000	2,635,773
8.000%, 06/15/10 (a)	350,000	361,187

		2,996,960

Beverages—0.2%
Anheuser Busch Cos., Inc. 5.000%, 01/15/15 (a)	1,950,000	1,710,567
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26	300,000	312,468
Pepsi Bottling Group, Inc. 7.000%, 03/01/29 (a)	300,000	313,198

		2,336,233

Building Products—0.2%
Masco Corp. 6.125%, 10/03/16	2,950,000	2,528,923

Capital Markets—1.6%
Credit Suisse USA, Inc. 5.375%, 03/02/16 (a)	3,550,000	3,233,537
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	3,000,000	2,470,998
6.150%, 04/25/13	1,950,000	1,797,831
6.375%, 10/15/08	250,000	249,696
6.500%, 07/15/18 (a)	200,000	169,831
Morgan Stanley 4.750%, 04/01/14	1,515,000	757,500
7.250%, 04/01/32	3,850,000	2,541,000
The Bear Stearns Co., Inc. 5.700%, 11/15/14	900,000	828,539

Security Description	Face Amount	Value

Capital Markets—(Continued)
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	$1,000,000	$885,969
6.125%, 02/15/33	2,075,000	1,520,694
6.150%, 04/01/18	4,800,000	3,983,978
6.250%, 09/01/17	760,000	646,023
6.450%, 05/01/36	2,000,000	1,238,029
6.650%, 05/15/09	750,000	734,853

		21,058,478

Chemicals—0.1%
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	866,509
6.875%, 10/15/09	300,000	309,640

		1,176,149

Commercial Banks—2.6%
ABN-AMRO Bank NV (New York Branch) 7.125%, 10/15/93	500,000	489,359
7.750%, 05/15/23	230,000	205,916
American Express Centurion Bank 5.550%, 10/17/12 (c)	300,000	268,029
BB&T Corp. 5.200%, 12/23/15	4,100,000	3,316,354
Fleet National Bank 5.750%, 01/15/09	500,000	500,516
HSBC Holdings, Plc. 5.250%, 12/12/12 (a)	5,050,000	4,735,801
7.500%, 07/15/09	2,200,000	2,245,204
Kreditanstalt fuer Wiederaufbau 3.500%, 05/16/13 (a)	7,000,000	6,996,150
4.875%, 01/17/17 (a)	2,900,000	3,011,534
MBNA America National Bank 7.125%, 11/15/12	1,000,000	1,004,908
RBS Capital Trust II 6.425%, 12/29/49 (b)	1,375,000	898,039
Wachovia Bank, N.A. 4.875%, 02/01/15	3,000,000	2,221,550
Wachovia Corp. 5.750%, 06/15/17 (a)	700,000	516,668
Wells Fargo & Co. 4.950%, 10/16/13 (c)	1,450,000	1,355,662
5.000%, 11/15/14 (a)	2,000,000	1,842,606
5.125%, 09/01/12	500,000	476,818
Wells Fargo Bank, N.A. 4.750%, 02/09/15	3,065,000	2,777,075

		32,862,189

Commercial Mortgage-Backed Securities—4.9%
Bear Stearns Commercial Mortgage Securities, Inc.
5.540%, 09/11/41	3,000,000	2,627,815
5.610%, 11/15/33	500,000	492,362
6.480%, 02/15/35	500,000	503,731
7.080%, 06/15/09	522,669	523,279
7.780%, 02/15/32	190,605	192,574

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-62

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Chase Commercial Mortgage Securities Corp.
6.390%, 11/18/30	$23,161	$23,092
Citigroup Commercial Mortgage Trust 5.322%, 12/11/49	7,000,000	5,826,272
5.400%, 07/15/44 (b)	2,000,000	1,780,729
5.529%, 04/15/40 (b)	1,000,000	922,816
5.545%, 01/15/46 (b)	4,000,000	3,505,796
5.915%, 03/15/49 (b)	3,800,000	3,391,092
Credit Suisse First Boston Mortgage 3.382%, 05/15/38	2,000,000	1,921,524
6.021%, 06/15/38 (b)	3,000,000	2,681,142
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	3,500,000	3,034,652
CS First Boston Mortgage Securities Corp. 5.100%, 08/15/15 (b)	3,000,000	2,631,451
Greenwich Capital Commercial Funding Corp.
4.022%, 01/05/36	1,887,910	1,861,912
4.305%, 08/10/42	2,000,000	1,941,109
5.317%, 06/10/36 (b)	1,000,000	919,149
JPMorgan Chase Commercial Mortgage Securities Corp.
3.972%, 05/12/35	1,746,938	1,650,248
4.275%, 01/12/37	698,458	668,215
4.393%, 07/12/37	2,860,052	2,741,484
6.044%, 11/15/35	376,915	375,271
LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27 (b)	1,650,000	1,587,498
4.367%, 03/15/36	3,000,000	2,629,450
6.462%, 03/15/31	500,000	502,422
6.653%, 11/15/27	2,000,000	2,025,182
Morgan Stanley Capital I, Inc. 4.989%, 08/13/42	1,000,000	874,514
Morgan Stanley Dean Witter Capital I Trust 4.800%, 09/15/37	269,836	264,025
7.200%, 10/15/33	546,803	553,610
Salomon Brothers Commercial Mortgage Trust 5.045%, 03/18/36	500,000	473,345
6.428%, 12/18/35	938,814	942,243
Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (b)	3,000,000	2,631,816
5.308%, 11/15/48	4,000,000	3,313,449
5.572%, 10/15/48	3,000,000	2,579,524
5.927%, 05/15/43 (b)	3,000,000	2,646,139
6.287%, 04/15/34	1,445,000	1,441,065

		62,679,997

Commercial Services & Supplies—0.1%
USA Waste Services, Inc. 7.000%, 07/15/28	1,265,000	1,163,138

Communications Equipment—0.1%
Motorola, Inc. 6.500%, 11/15/28 (a)	900,000	653,056
7.625%, 11/15/10	135,000	135,853

		788,909

Security Description	Face Amount	Value

Computers & Peripherals—0.3%
Hewlett-Packard Co. 5.500%, 03/01/18	$1,950,000	$1,803,661
International Business Machines Corp. 4.750%, 11/29/12	1,000,000	994,994
7.500%, 06/15/13	1,000,000	1,097,742
8.375%, 11/01/19	425,000	493,409

		4,389,806

Consumer Finance—0.0%
American Express Co. 6.800%, 09/01/66 (b)	330,000	283,937

Diversified Financial Services—4.6%
American General Capital II 8.500%, 07/01/30	250,000	50,000
American General Finance Co. 5.375%, 10/01/12	6,500,000	3,445,000
5.400%, 12/01/15	1,340,000	629,800
Asian Development Bank 5.500%, 06/27/16	3,850,000	4,141,214
Associates Corp. North America 6.250%, 11/01/08	600,000	598,501
6.950%, 11/01/18	1,700,000	1,489,221
Bank of America Corp. 4.750%, 08/15/13 (a)	1,000,000	871,507
5.125%, 11/15/14 (a)	1,000,000	904,095
5.420%, 03/15/17	900,000	761,651
5.750%, 08/15/16	2,850,000	2,468,237
7.400%, 01/15/11	300,000	297,891
7.800%, 02/15/10	150,000	150,572
BellSouth Capital Funding Corp. 7.750%, 02/15/10	750,000	780,077
7.875%, 02/15/30	250,000	251,801
Berkshire Hathaway Finance Corp. 4.600%, 05/15/13	3,900,000	3,854,661
Citigroup, Inc. 5.500%, 08/27/12	840,000	739,030
5.850%, 08/02/16	500,000	416,901
6.200%, 03/15/09	750,000	734,880
7.250%, 10/01/10	250,000	235,713
Conoco Funding Co. 6.350%, 10/15/11	500,000	519,759
ConocoPhillips Canada Funding Co. 5.950%, 10/15/36	3,050,000	2,760,921
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (a)	460,000	421,167
8.750%, 06/15/30 (b)	1,000,000	1,014,038
Devon Financing Corp., U.L.C. 6.875%, 09/30/11	1,900,000	1,966,906
European Investment Bank 3.375%, 03/16/09 (a)	4,200,000	4,222,134
General Electric Capital Corp. 5.000%, 11/15/11	4,000,000	3,754,008
5.400%, 02/15/17	2,000,000	1,678,104
5.450%, 01/15/13	1,800,000	1,667,629

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-63

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
General Electric Capital Corp.
6.000%, 06/15/12	$1,000,000	$952,645
6.750%, 03/15/32 (a)	1,250,000	1,010,520
7.500%, 08/21/35	100,000	88,962
Heller Financial, Inc. 7.375%, 11/01/09 (a)	350,000	353,155
JPMorgan Chase & Co. 5.125%, 09/15/14	850,000	779,982
6.000%, 01/15/18 (c)	5,600,000	5,103,449
6.750%, 02/01/11	250,000	248,735
KFW International Finance, Inc. 8.000%, 02/15/10	1,000,000	1,065,391
Korea Development Bank 5.750%, 09/10/13 (a)	2,000,000	1,922,481
Mellon Funding Corp. 6.400%, 05/14/11	250,000	249,486
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32	300,000	316,272
Petrobras International Finance Co. 6.125%, 10/06/16	600,000	580,500
SunTrust Capital VIII 6.100%, 12/15/36 (b)	820,000	410,000
Telecom Italia Capital S.A. 6.200%, 07/18/11	1,020,000	999,937
Tyco International Finance S.A. 6.875%, 01/15/21	1,275,000	1,189,208
Unilever Capital Corp. 7.125%, 11/01/10	300,000	320,458
Verizon Global Funding Corp. 7.750%, 12/01/30	2,390,000	2,363,739

		58,780,338

Diversified Telecommunication Services—0.8%
BellSouth Corp. 6.550%, 06/15/34 (a)	1,850,000	1,612,338
British Telecommunications, Plc. 9.125%, 12/15/30 (b)	1,000,000	1,082,430
SBC Communications, Inc. 5.875%, 02/01/12	2,400,000	2,413,617
Telefonica Emisiones SAU 6.221%, 07/03/17	2,900,000	2,729,917
Telefonica Europe BV 8.250%, 09/15/30	1,000,000	1,051,886
Verizon New England, Inc. 6.500%, 09/15/11	400,000	399,107
Verizon New York, Inc. 7.375%, 04/01/32	500,000	477,071

		9,766,366

Electric Utilities—0.9%
Duke Energy Co. 6.250%, 01/15/12	500,000	509,096
Exelon Corp. 4.900%, 06/15/15	2,060,000	1,828,255
5.625%, 06/15/35	1,500,000	1,135,222

Security Description	Face Amount	Value

Electric Utilities—(Continued)
Exelon Generation Co., LLC 6.950%, 06/15/11	$300,000	$300,083
Oncor Electric Delivery Co. 7.000%, 05/01/32	950,000	813,985
Progress Energy, Inc. 5.625%, 01/15/16	3,900,000	3,697,227
7.100%, 03/01/11	1,221,000	1,266,448
PSE&G Power, LLC 7.750%, 04/15/11	500,000	516,951
8.625%, 04/15/31	1,000,000	1,064,315

		11,131,582

Energy Equipment & Services—0.2%
Kinder Morgan Energy Partners, L.P. 6.500%, 02/01/37 (c)	2,000,000	1,703,766
6.750%, 03/15/11	750,000	756,138

		2,459,904

Federal Agencies—49.6%
Federal Home Loan Bank 2.625%, 05/20/11	9,200,000	8,996,041
3.625%, 07/01/11	5,000,000	5,004,095
4.250%, 11/13/09 (a)	1,500,000	1,509,907
4.375%, 03/17/10 (a)	3,000,000	3,051,958
4.625%, 02/18/11 (a)	6,070,000	6,233,974
5.000%, 09/18/09 (a)	6,900,000	7,003,988
5.000%, 10/13/11 (a)	1,000,000	1,028,426
5.000%, 09/01/35	3,991,899	3,895,174
5.250%, 06/18/14 (a)	9,500,000	9,882,642
5.375%, 05/18/16 (a)	2,900,000	3,044,809
Federal Home Loan Mortgage Corp. 3.500%, 05/29/13 (a)	7,120,000	6,998,307
4.000%, 12/15/09 (a)	2,000,000	2,015,320
4.000%, 06/01/19	1,705,643	1,640,959
4.396%, 02/01/36 (b)	2,384,924	2,377,281
4.500%, 09/01/18	2,365,410	2,329,784
4.500%, 10/01/18	3,513,592	3,460,674
4.500%, 04/01/19	5,237,874	5,142,777
4.500%, 06/01/19	2,935,423	2,882,129
4.500%, 08/01/19	771,573	757,564
4.500%, 10/01/35	5,198,892	4,909,827
4.500%, 11/01/35 (b)	2,483,438	2,345,355
4.750%, 03/05/12 (a)	12,000,000	12,436,285
5.000%, 05/01/18	6,215,491	6,233,368
5.000%, 12/01/18	1,252,079	1,255,680
5.000%, 06/01/19	2,266,979	2,266,534
5.000%, 03/01/27	2,617,088	2,569,828
5.000%, 10/01/33	3,445,872	3,367,752
5.000%, 03/01/34	1,633,590	1,595,283
5.000%, 08/01/35	6,980,046	6,810,918
5.000%, 10/01/35	2,877,890	2,808,158
5.000%, 01/01/36	6,427,375	6,271,638
5.000%, 04/01/38	5,973,224	5,824,285
5.105%, 08/01/36 (b)	2,360,222	2,377,615
5.136%, 01/01/36 (b)	4,137,830	4,190,055

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-64

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
5.175%, 09/01/35 (b)	$4,076,773	$4,122,848
5.300%, 05/12/20 (a)	710,000	689,606
5.375%, 08/19/11 (a)	5,800,000	6,083,871
5.396%, 01/01/37 (b)	9,934,472	10,108,678
5.453%, 02/01/37 (b)	1,444,503	1,459,927
5.500%, 11/01/17	917,215	931,747
5.500%, 05/01/29	763,118	760,732
5.500%, 06/01/34	3,654,442	3,643,015
5.500%, 10/01/35	3,556,027	3,542,703
5.500%, 12/01/35	6,211,105	6,187,832
5.500%, 01/01/36	10,789,556	10,749,128
5.500%, 07/01/37	6,632,652	6,603,650
5.500%, 10/01/37	15,936,070	15,866,390
5.500%, 03/01/38	7,100,000	7,068,922
5.625%, 11/23/35	1,040,000	1,009,618
5.655%, 02/01/37 (b)	6,566,318	6,689,946
6.000%, 04/01/16	53,149	54,402
6.000%, 05/01/17	779,300	797,454
6.000%, 11/01/28	83,634	85,323
6.000%, 12/01/28	54,234	55,330
6.000%, 02/01/29	146,831	149,708
6.000%, 04/01/29	43,135	43,980
6.000%, 05/01/29	16,269	16,588
6.000%, 06/01/31	21,977	22,368
6.000%, 07/01/31	8,542	8,693
6.000%, 08/01/31	184,049	187,317
6.000%, 09/01/31	522,139	531,410
6.000%, 04/01/32	1,005,168	1,021,787
6.000%, 11/01/32	343,534	349,213
6.000%, 06/01/34	1,116,600	1,132,304
6.000%, 11/01/35	1,183,485	1,199,040
6.000%, 02/01/36	2,399,067	2,429,863
6.000%, 08/01/36	3,372,219	3,415,506
6.000%, 10/01/36	5,023,496	5,087,979
6.000%, 11/01/36	4,807,883	4,869,599
6.000%, 01/01/37	6,742,532	6,829,082
6.000%, 06/01/37	5,334,491	5,403,116
6.000%, 02/01/38	4,845,924	4,908,339
6.045%, 04/01/36 (b)	1,743,747	1,765,815
6.500%, 10/01/29	36,965	38,243
6.500%, 02/01/30	48,907	50,598
6.500%, 08/01/31	76,799	79,360
6.500%, 10/01/31	25,268	26,111
6.500%, 11/01/31	176,124	181,999
6.500%, 03/01/32	1,896,559	1,956,329
6.500%, 04/01/32	1,691,854	1,745,172
6.500%, 09/01/36	4,097,017	4,202,043
6.500%, 11/01/37	8,618,254	8,836,757
6.750%, 03/15/31 (a)	965,000	1,185,914
7.000%, 03/15/10 (a)	2,875,000	3,033,235
7.000%, 06/01/11	18,564	19,420
7.000%, 12/01/15	30,126	31,817
7.000%, 12/01/27	7,636	8,068
7.000%, 11/01/28	22,301	23,596
7.000%, 04/01/29	18,471	19,437
7.000%, 05/01/29	5,664	5,961

Security Description	Face Amount	Value

Federal Agencies—(Continued)
7.000%, 06/01/29	$41,177	$43,331
7.000%, 07/01/29	11,554	12,159
7.000%, 01/01/31	238,855	250,919
7.000%, 12/01/31	50,697	53,258
7.500%, 03/01/16	64,087	67,541
7.500%, 08/01/24	83,726	90,998
7.500%, 10/01/27	49,266	53,530
7.500%, 10/01/29	67,413	71,397
7.500%, 05/01/30	34,268	36,296
8.000%, 02/01/27	14,632	15,484
8.000%, 10/01/28	27,237	28,823
Federal National Mortgage Association 4.000%, 04/01/19	1,704,707	1,639,828
4.000%, 05/01/19	3,258,485	3,134,471
4.000%, 01/01/20	1,942,855	1,849,820
4.125%, 04/15/14 (a)	2,350,000	2,345,626
4.500%, 07/01/18	3,891,986	3,835,074
4.500%, 05/01/19	986,336	967,948
4.500%, 08/01/33	1,450,572	1,375,533
4.500%, 10/01/33	2,621,752	2,486,127
4.500%, 04/01/34	2,042,321	1,933,504
4.610%, 10/10/13 (a)	2,370,000	2,350,437
4.834%, 09/01/35 (b)	2,431,510	2,445,900
5.000%, 06/01/18	940,111	939,040
5.000%, 01/01/19	1,383,809	1,379,680
5.000%, 02/01/20	2,298,576	2,288,181
5.000%, 01/01/22	4,867,860	4,841,340
5.000%, 02/01/24	2,254,176	2,213,604
5.000%, 09/01/25	2,163,747	2,124,786
5.000%, 07/01/33	1,863,501	1,821,799
5.000%, 08/01/33	2,739,866	2,678,552
5.000%, 09/01/33	2,347,483	2,294,951
5.000%, 10/01/33	8,529,884	8,338,999
5.000%, 03/01/34	2,653,276	2,593,900
5.000%, 04/01/34	6,225,510	6,084,162
5.000%, 05/01/34	2,137,583	2,088,406
5.000%, 09/01/34	4,449,770	4,347,400
5.000%, 02/01/35	4,245,291	4,147,625
5.000%, 04/01/35	2,249,701	2,196,551
5.000%, 05/01/35	1,435,600	1,401,683
5.000%, 11/01/35	2,335,731	2,280,549
5.000%, 05/01/37	9,485,677	9,255,191
5.125%, 04/15/11 (a)	7,200,000	7,508,124
5.184%, 11/01/36 (b)	1,569,846	1,570,664
5.375%, 06/12/17 (a)	12,250,000	12,868,686
5.404%, 03/01/36 (b)	4,092,515	4,142,094
5.500%, 03/15/11 (a)	950,000	997,702
5.500%, 11/01/17	1,220,277	1,235,102
5.500%, 02/01/18	473,121	478,304
5.500%, 04/01/18	2,399,918	2,426,209
5.500%, 12/01/22	8,571,886	8,644,960
5.500%, 07/01/23	1,236,198	1,238,047
5.500%, 01/01/24	630,900	631,844
5.500%, 07/01/24	2,026,673	2,029,704
5.500%, 10/01/32	755,836	756,504
5.500%, 02/01/33	1,939,673	1,938,988

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-65

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
5.500%, 03/01/33	$3,272,695	$3,271,539
5.500%, 05/01/33	5,618,924	5,616,940
5.500%, 08/01/33	4,927,005	4,925,264
5.500%, 10/01/33	707,552	707,302
5.500%, 12/01/33	5,676,909	5,674,905
5.500%, 02/01/34	3,469,263	3,465,892
5.500%, 03/01/34	1,787,200	1,785,463
5.500%, 04/01/34	1,349,686	1,348,374
5.500%, 05/01/34	1,956,240	1,954,339
5.500%, 09/01/34	2,421,141	2,418,788
5.500%, 12/01/34	6,757,826	6,751,260
5.500%, 01/01/35	1,860,879	1,859,071
5.500%, 02/01/35	4,108,281	4,104,289
5.500%, 04/01/35	2,463,015	2,459,478
5.500%, 06/01/35	7,573,547	7,562,669
5.500%, 06/13/35 (b)	1,804,064	1,806,758
5.500%, 01/01/37	7,872,631	7,856,456
5.500%, 05/01/37	4,701,621	4,691,961
5.500%, 05/01/38	3,925,914	3,917,852
5.500%, 07/01/38	4,970,536	4,960,329
6.000%, 09/01/13	789,169	806,830
6.000%, 10/01/13	385,793	394,427
6.000%, 03/01/14	90,389	92,416
6.000%, 06/01/14	11,948	12,216
6.000%, 07/01/14	65,303	66,768
6.000%, 09/01/14	29,367	30,026
6.000%, 09/01/17	949,516	969,852
6.000%, 08/01/28	24,887	25,394
6.000%, 11/01/28	8,442	8,614
6.000%, 12/01/28	10,050	10,255
6.000%, 06/01/31	147,721	150,409
6.000%, 09/01/32	969,684	986,446
6.000%, 01/01/33	387,332	394,027
6.000%, 02/01/33	801,486	814,362
6.000%, 03/01/33	1,403,010	1,425,548
6.000%, 04/01/33	689,231	700,303
6.000%, 05/01/33	1,970,454	2,002,107
6.000%, 05/01/34	2,295,253	2,329,280
6.000%, 09/01/34	2,610,131	2,648,825
6.000%, 11/01/34	4,354,348	4,418,899
6.000%, 01/01/35	1,318,087	1,336,411
6.000%, 07/01/36	3,397,111	3,443,304
6.000%, 07/01/37	3,698,096	3,748,492
6.000%, 08/01/37	6,394,049	6,481,185
6.000%, 09/01/37	14,730,674	14,931,419
6.210%, 08/06/38 (a)	300,000	345,356
6.500%, 01/01/13	7,002	7,252
6.500%, 04/01/13	1,270	1,316
6.500%, 06/01/13	58,298	60,374
6.500%, 07/01/13	338	351
6.500%, 06/01/14	25,291	26,211
6.500%, 04/01/17	2,598,247	2,695,282
6.500%, 05/01/28	363,300	376,805
6.500%, 12/01/28	762,371	790,710
6.500%, 03/01/29	30,613	31,713
6.500%, 04/01/29	169,083	175,159

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.500%, 05/01/29	$17,069	$17,683
6.500%, 08/01/29	3,941	4,082
6.500%, 05/01/30	237,525	246,060
6.500%, 09/01/31	54,693	56,557
6.500%, 02/01/32	20,459	21,038
6.500%, 06/01/32	272,382	281,338
6.500%, 09/01/33	731,836	754,563
6.500%, 10/01/33	636,282	656,042
6.500%, 10/01/34	1,942,724	2,003,055
6.500%, 10/01/37 (c)	6,110,732	6,272,502
6.625%, 11/15/10 (a)	3,400,000	3,644,032
6.625%, 11/15/30 (a)	2,450,000	2,969,347
7.000%, 04/01/12	19,422	20,299
7.000%, 02/01/14	19,633	20,520
7.000%, 10/01/21	77,959	81,994
7.000%, 06/01/26	2,131	2,244
7.000%, 06/01/28	87,911	93,034
7.000%, 09/01/29	46,353	48,885
7.000%, 10/01/29	57,419	60,556
7.000%, 12/01/29	4,718	4,976
7.000%, 01/01/32	506,625	533,988
7.000%, 04/01/32	86,868	91,563
7.000%, 06/01/32	268,751	283,279
7.000%, 10/01/37	3,647,548	3,810,268
7.500%, 08/01/15	22,214	23,387
7.500%, 09/01/25	21,110	22,337
7.500%, 06/01/26	21,765	23,023
7.500%, 09/01/27	4,211	4,462
7.500%, 11/01/27	556	589
7.500%, 08/01/28	1,232	1,334
7.500%, 07/01/29	54,895	58,163
7.500%, 10/01/29	23,871	25,300
7.500%, 07/01/30	6,873	7,285
8.000%, 10/01/26	1,705	1,857
8.000%, 11/01/29	760	827
8.000%, 05/01/30	38,016	40,226
8.000%, 11/01/30	12,553	13,283
8.000%, 01/01/31	16,522	17,899
8.000%, 02/01/31	27,265	28,850
Government National Mortgage Association
5.000%, 10/15/20	2,186,055	2,197,475
5.000%, 01/15/21	1,863,363	1,873,098
5.000%, 12/15/35	2,370,250	2,330,425
5.000%, 12/15/36	4,494,818	4,417,882
5.500%, 03/15/36	3,380,505	3,389,928
5.500%, 01/15/37	5,003,372	5,017,379
5.500%, 11/15/37	9,176,013	9,201,700
5.500%, 09/15/38	5,000,000	5,014,068
6.000%, 01/15/29	41,961	42,881
6.000%, 01/15/33	1,150,874	1,173,396
6.000%, 03/15/35	1,805,507	1,834,960
6.000%, 12/15/35	2,154,096	2,189,236
6.000%, 06/15/36	3,515,152	3,571,475
6.000%, 09/01/36	3,722,063	3,772,675
6.000%, 09/15/36	4,187,281	4,254,374
6.000%, 07/15/38	2,896,776	2,942,656

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-66

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association
6.500%, 05/15/23	$9,804	$10,134
6.500%, 02/15/27	151,798	157,400
6.500%, 07/15/28	33,303	34,579
6.500%, 08/15/28	55,902	58,044
6.500%, 11/15/28	34,966	36,305
6.500%, 12/15/28	13,756	14,283
6.500%, 07/15/29	16,024	16,635
6.500%, 06/20/31	113,104	117,274
6.500%, 07/15/32	181,199	187,606
6.500%, 05/15/36	1,799,053	1,845,589
6.700%, 04/15/34	3,000,000	3,034,367
7.000%, 01/15/28	8,941	9,504
7.000%, 04/15/28	4,295	4,566
7.000%, 05/15/28	35,602	37,844
7.000%, 06/15/28	21,363	22,708
7.000%, 10/15/28	19,827	21,075
7.000%, 06/15/29	6,804	7,232
7.000%, 09/15/29	38,299	40,712
7.000%, 01/15/31	1,626	1,722
7.000%, 03/15/31	42,639	45,164
7.000%, 07/15/31	1,765,274	1,869,820
7.000%, 08/15/31	236,194	250,183
7.000%, 02/15/32	184,820	193,365
7.000%, 07/15/32	122,472	128,134
7.500%, 02/20/28	11,561	12,427
7.500%, 08/15/29	33,125	35,314
7.500%, 04/15/30	10,171	10,961
8.000%, 09/15/16	1,518	1,652
8.000%, 08/15/26	7,075	7,534
8.000%, 09/15/26	14,413	15,349
8.000%, 05/15/27	5,424	5,951
8.000%, 06/15/29	55,804	61,243
9.000%, 11/15/24	43,986	48,334
Tennessee Valley Authority 6.000%, 03/15/13	1,000,000	1,083,294

		639,490,526

Food & Staples Retailing—0.5%
CVS Corp. 5.750%, 06/01/17	3,500,000	3,233,666
Kroger Co. 5.500%, 02/01/13	950,000	943,334
Wal-Mart Stores, Inc. 4.550%, 05/01/13	2,075,000	2,055,258
6.875%, 08/10/09	500,000	515,457

		6,747,715

Food Products—0.6%
ConAgra Foods, Inc. 5.819%, 06/15/17	2,000,000	1,899,991
General Mills, Inc. 6.000%, 02/15/12	2,000,000	2,043,638
Kellogg Co. 6.600%, 04/01/11	2,700,000	2,807,888

Security Description	Face Amount	Value

Food Products—(Continued)
Kraft Foods, Inc. 6.250%, 06/01/12	$900,000	$910,671

		7,662,188

Foreign Government—1.8%
Brazilian Government International Bond 6.000%, 01/17/17 (a)	3,755,000	3,642,350
Mexico Government International Bond 6.750%, 09/27/34	1,050,000	1,043,142
8.375%, 01/14/11	250,000	269,101
Province of Nova Scotia 9.250%, 03/01/20	250,000	343,389
Province of Ontario 5.125%, 07/17/12 (a)	2,000,000	2,097,557
5.500%, 10/01/08 (a)	300,000	300,000
Province of Quebec 4.875%, 05/05/14 (a)	1,925,000	1,985,944
6.125%, 01/22/11	2,700,000	2,865,454
7.500%, 07/15/23 (a)	350,000	440,495
Republic of Italy 4.500%, 01/21/15	2,975,000	3,082,844
5.625%, 06/15/12	3,650,000	3,908,701
United Mexican States 8.000%, 09/24/22	2,200,000	2,577,121
9.875%, 02/01/10 (a)	500,000	536,025

		23,092,123

Gas Utilities—0.0%
El Paso Natural Gas Co. 8.375%, 06/15/32	220,000	226,198

Health Care Providers & Services—0.2%
Anthem, Inc. 6.800%, 08/01/12	2,200,000	2,226,806

Industrial Conglomerates—0.1%
General Electric Co. 5.000%, 02/01/13	930,000	845,778
Honeywell International, Inc. 7.500%, 03/01/10 (a)	300,000	317,108

		1,162,886

Insurance—0.5%
Allstate Corp. 6.125%, 02/15/12 (a)	2,750,000	2,782,431
6.900%, 05/15/38	150,000	142,680
AXA Financial, Inc. 7.750%, 08/01/10	500,000	523,825
AXA S.A. 8.600%, 12/15/30	1,165,000	1,063,050
Chubb Corp. 6.000%, 11/15/11	350,000	350,141
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	587,114
6.375%, 11/01/08	105,000	104,829

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-67

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Insurance—(Continued)
Prudential Financial, Inc. 5.700%, 12/14/36	$1,525,000	$1,127,171

		6,681,241

IT Services—0.1%
Electronic Data Systems Corp. 7.125%, 10/15/09	1,695,000	1,736,298

Machinery—0.1%
Caterpillar, Inc. 7.250%, 09/15/09	250,000	257,437
Deere & Co. 6.950%, 04/25/14 (a)	850,000	902,898
7.850%, 05/15/10 (a)	300,000	318,230

		1,478,565

Media—1.0%
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	1,700,000	1,809,205
Comcast Corp. 5.300%, 01/15/14	1,445,000	1,348,010
5.650%, 06/15/35	1,500,000	1,126,036
Cox Communications, Inc. 7.750%, 11/01/10	250,000	259,957
News America, Inc. 6.550%, 03/15/33 (a)	1,950,000	1,684,783
Thomson Corp. 6.200%, 01/05/12	3,700,000	3,739,421
Time Warner Cable, Inc. 5.850%, 05/01/17	100,000	90,091
6.550%, 05/01/37	100,000	82,797
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	380,000	369,806
Time Warner, Inc. 7.700%, 05/01/32	685,000	622,834
9.125%, 01/15/13	418,000	441,147
Turner Broadcasting System, Inc. 8.375%, 07/01/13	660,000	692,428
Viacom, Inc. 6.250%, 04/30/16	770,000	689,159
Walt Disney Co. 6.375%, 03/01/12	200,000	209,598

		13,165,272

Metals & Mining—0.6%
Alcan, Inc. 5.000%, 06/01/15	1,050,000	974,855
Alcoa, Inc. 5.375%, 01/15/13	1,000,000	962,603
5.720%, 02/23/19	523,000	453,809
5.870%, 02/23/22	101,000	84,738
Vale Overseas, Ltd. 6.250%, 01/23/17	3,810,000	3,636,123
6.875%, 11/21/36	1,100,000	1,019,280

		7,131,408

Security Description	Face Amount	Value

Multi-Utilities—0.6%
Dominion Resources, Inc. 5.150%, 07/15/15	$3,600,000	$3,330,491
Pacific Gas & Electric Co. 4.800%, 03/01/14	3,125,000	2,949,317
6.050%, 03/01/34	2,195,000	1,947,879

		8,227,687

Multiline Retail—0.2%
Macy’s Retail Holdings, Inc. 5.875%, 01/15/13	1,030,000	945,309
Target Corp. 6.350%, 11/01/32	2,300,000	2,006,150

		2,951,459

Oil, Gas & Consumable Fuels—1.1%
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	711,205
Enterprise Products Operations, L.P. 5.000%, 03/01/15	2,000,000	1,783,453
6.300%, 09/15/17	3,400,000	3,193,815
Halliburton Co. 5.500%, 10/15/10 (c)	4,700,000	4,800,431
Pemex Project Funding Master Trust 6.625%, 06/15/35 (a)	1,080,000	982,537
Southern California Gas Co. 4.800%, 10/01/12 (a)	1,000,000	991,200
Transocean Sedco Forex, Inc. 7.500%, 04/15/31	300,000	293,492
XTO Energy, Inc. 7.500%, 04/15/12	715,000	744,501

		13,500,634

Paper & Forest Products—0.0%
Weyerhaeuser Co. 7.375%, 03/15/32	500,000	438,458

Personal Products—0.2%
Procter & Gamble Co. 4.950%, 08/15/14	2,000,000	2,011,934
6.450%, 01/15/26	200,000	209,495
6.875%, 09/15/09	850,000	877,182

		3,098,611

Pharmaceuticals—0.6%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	2,000,000	1,757,119
Johnson & Johnson 5.950%, 08/15/37	910,000	903,246
6.950%, 09/01/29 (a)	250,000	276,361
Merck & Co., Inc. 5.950%, 12/01/28	300,000	283,054
Schering-Plough Corp. 6.550%, 09/15/37	1,000,000	909,675
Wyeth 5.500%, 02/01/14	3,000,000	2,941,351

		7,070,806

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-68

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Real Estate Investment Trusts—0.3%
Brandywine Operating Partnership, L.P. 5.750%, 04/01/12	$680,000	$628,584
Developers Diversified Realty Corp. 5.375%, 10/15/12	520,000	465,676
Regency Centers, L.P. 5.250%, 08/01/15	850,000	739,572
Simon Property Group, L.P. 5.250%, 12/01/16	3,000,000	2,571,415

		4,405,247

Road & Rail—0.5%
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12 (a)	1,000,000	1,018,956
CSX Corp. 6.750%, 03/15/11	200,000	202,767
7.900%, 05/01/17	500,000	511,460
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	128,718
6.200%, 04/15/09	350,000	351,930
7.250%, 02/15/31	156,000	165,785
7.700%, 05/15/17	3,400,000	3,728,950

		6,108,566

Software—0.1%
Oracle Corp. 5.250%, 01/15/16	2,000,000	1,886,259

Specialty Retail—0.1%
Lowe’s Cos., Inc. 6.875%, 02/15/28 (a)	1,000,000	955,800

U.S. Treasury—21.5%
U.S. Treasury Bonds 2.875%, 01/31/13	6,000,000	6,018,181
4.500%, 02/15/36 (a)	7,175,000	7,357,963
5.250%, 11/15/28 (a)	2,700,000	2,986,767
5.250%, 02/15/29 (a)	750,000	830,100
5.375%, 02/15/31 (a)	5,255,000	5,967,000
5.500%, 08/15/28 (a)	2,420,000	2,754,178
6.125%, 11/15/27 (a)	3,950,000	4,803,398
6.250%, 08/15/23 (a)	8,450,000	10,132,649
6.375%, 08/15/27 (a)	2,800,000	3,486,588
6.500%, 11/15/26 (a)	1,000,000	1,254,500
6.875%, 08/15/25 (a)	2,450,000	3,160,230
7.875%, 02/15/21 (a)	4,450,000	5,969,052
8.000%, 11/15/21	2,920,000	3,986,851
8.125%, 08/15/19 (a)	2,645,000	3,554,774
8.125%, 08/15/21 (a)	1,250,000	1,716,287
8.500%, 02/15/20 (a)	6,700,000	9,281,979
8.750%, 08/15/20 (a)	1,000,000	1,416,760
8.875%, 02/15/19 (a)	10,215,000	14,311,113
9.125%, 05/15/18 (a)	1,600,000	2,256,576
9.250%, 02/15/16 (a)	1,375,000	1,880,656
U.S. Treasury Notes 3.375%, 11/15/08 (a)	820,000	822,304

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.375%, 10/15/09 (a)	$5,000,000	$5,072,100
3.375%, 11/30/12 (a)	7,010,000	7,182,866
3.500%, 11/15/09 (a)	4,000,000	4,069,920
3.500%, 12/15/09 (a)	4,000,000	4,070,160
3.625%, 01/15/10 (a)	4,000,000	4,090,560
3.625%, 06/15/10 (a)	16,200,000	16,697,340
4.000%, 04/15/10 (a)	6,000,000	6,198,420
4.000%, 11/15/12 (a)	7,250,000	7,626,782
4.000%, 02/15/14 (a)	600,000	630,054
4.125%, 08/15/10 (a)	1,000,000	1,041,230
4.125%, 05/15/15 (a)	7,640,000	8,054,470
4.250%, 10/15/10 (a)	5,000,000	5,233,300
4.250%, 09/30/12 (a)	5,000,000	5,298,550
4.250%, 08/15/13 (a)	14,980,000	15,905,464
4.250%, 08/15/14 (a)	18,430,000	19,603,993
4.250%, 08/15/15 (a)	3,000,000	3,173,040
4.375%, 08/15/12 (a)	5,000,000	5,327,700
4.500%, 11/15/15 (a)	8,950,000	9,567,371
4.625%, 11/15/09 (a)	17,700,000	18,224,804
4.750%, 12/31/08 (a)	1,000,000	1,009,130
4.750%, 08/15/17 (a)	5,000,000	5,354,050
4.875%, 08/15/09 (a)	4,900,000	5,023,480
4.875%, 02/15/12 (a)	4,500,000	4,837,185
5.000%, 02/15/11 (a)	1,000,000	1,069,260
5.000%, 08/15/11 (a)	3,500,000	3,775,485
5.125%, 05/15/16 (a)	4,830,000	5,317,105
5.750%, 08/15/10 (a)	7,120,000	7,623,598
6.500%, 02/15/10 (a)	1,710,000	1,817,867

		276,843,190

Wireless Telecommunication Services—0.3%
AT&T Wireless Services, Inc. 8.125%, 05/01/12	500,000	537,378
Cingular Wireless Services, Inc. 7.875%, 03/01/11	890,000	935,464
8.750%, 03/01/31	300,000	319,855
Cingular Wireless, LLC 7.125%, 12/15/31	100,000	93,262
Vodafone Group, Plc. 6.150%, 02/27/37	1,000,000	812,073
7.750%, 02/15/10	1,150,000	1,191,466

		3,889,498

Yankee—0.7%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	310,974
Encana Corp. 4.750%, 10/15/13	2,000,000	1,832,845
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,593,064
8.400%, 01/15/22 (a)	1,000,000	1,326,661
Inter-American Development Bank 5.375%, 11/18/08	700,000	701,828
6.800%, 10/15/25	500,000	606,900

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-69

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Yankee—(Continued)
Inter-American Development Bank
7.000%, 06/15/25	$200,000	$251,502
8.875%, 06/01/09	400,000	414,391
International Bank for Reconstruction & Development
8.875%, 03/01/26	535,000	782,660
StatoilHydro ASA 6.700%, 01/15/18	300,000	311,917
6.800%, 01/15/28	1,350,000	1,356,483

		9,489,225

Total Fixed Income (Identified Cost $1,289,940,779)		1,271,769,484

Short Term Investments—28.7%
Security Description	Face Amount/Shares	Value

Discount Notes—0.6%
Federal Home Loan Bank 0.100%, 10/07/08	1,800,000	1,799,775
0.131%, 10/17/08	2,600,000	2,597,631
Federal National Mortgage Association 2.900%, 10/17/08	3,100,000	3,098,347

		7,495,753

Mutual Funds—28.1%
State Street Navigator Securities Lending Prime Portfolio (d)	362,947,668	362,947,668

Total Short Term Investments (Identified Cost $370,443,421)		370,443,421

Total Investments—127.4% (Identified Cost $1,660,384,200) (e)		1,642,212,905
Liabilities in excess of other assets		(353,658,872)

Total Net Assets—100%		$1,288,554,033

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $365,436,363 and the collateral received consisted of cash in the amount of $362,947,668 and non-cash collateral with a value of $14,223,679. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(c)	Non-Income Producing.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,660,183,367 and the composition of unrealized appreciation and depreciation of investment securities was $18,530,339 and $(36,500,801), respectively.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$752,028,166	$0
Level 2—Other Significant Observable Inputs	890,184,739	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,642,212,905	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-70

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—98.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Curtiss-Wright Corp.	40,444	$1,838,180
Ducommun, Inc.	45,300	1,081,764
Moog, Inc. (a)	82,312	3,529,538
Orbital Sciences Corp. (a)	81,467	1,952,764
Teledyne Technologies, Inc. (a)	52,560	3,004,330

		11,406,576

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc. (a)	29,290	1,180,680
HUB Group, Inc. (Class A) (a)	39,293	1,479,381

		2,660,061

Auto Components—0.5%
Federal Mogul Corp.	55,128	691,856
Gentex Corp. (b)	51,368	734,563
Stoneridge, Inc. (a)	44,396	499,455

		1,925,874

Biotechnology—1.2%
BioMarin Pharmaceutical, Inc. (a) (b)	44,338	1,174,514
Isis Pharmaceuticals, Inc. (a)	68,659	1,159,650
Rigel Pharmaceuticals, Inc. (a) (b)	57,751	1,348,486
United Therapeutics Corp. (a)	12,298	1,293,381

		4,976,031

Building Products—0.3%
Armstrong World Industries, Inc. (a) (b)	48,918	1,413,730

Capital Markets—1.6%
Investment Technology Group, Inc. (a)	36,149	1,100,014
JMP Group, Inc. (b)	37,846	196,799
Stifel Financial Corp. (a)	103,334	5,156,367

		6,453,180

Chemicals—1.5%
Cytec Industries, Inc.	25,403	988,431
Koppers Holdings, Inc.	25,209	943,069
LSB Industries, Inc. (a)	19,223	266,239
Minerals Technologies, Inc.	15,656	929,340
Solutia, Inc. (a)	130,400	1,825,600
Zep, Inc. (b)	72,168	1,273,043

		6,225,722

Commercial Banks—5.7%
Bank of the Ozarks, Inc. (b)	84,939	2,293,353
Citizens Banking Corp.	197,325	607,761
Comerica, Inc.	36,013	1,180,866
CVB Financial Corp. (b)	90,793	1,262,023
Hancock Holding Co. (b)	36,409	1,856,859
IBERIABANK Corp. (b)	27,596	1,458,449
Old National Bancorp (b)	42,228	845,404
Pennsylvania Commerce Bancorp, Inc. (a) (b)	32,794	977,589
PrivateBancorp, Inc. (b)	35,568	1,481,763
Prosperity Bancshares, Inc. (b)	67,483	2,293,747
Signature Bank (a) (b)	93,761	3,270,384

Security Description	Shares	Value

Commercial Banks—(Continued)
Sterling Bancshares, Inc.	202,833	$2,119,605
SVB Financial Group (a) (b)	42,498	2,461,484
Westamerica Bancorp (b)	20,978	1,206,864

		23,316,151

Commercial Services & Supplies—8.1%
ABM Industries, Inc. (b)	90,348	1,973,200
American Ecology Corp. (b)	61,461	1,700,626
Clean Harbors, Inc. (a)	31,158	2,104,723
Duff & Phelps Corp. (a)	4,814	101,238
FTI Consulting, Inc. (a) (b)	31,327	2,263,062
Hill International, Inc. (a)	115,940	1,605,769
ICF International, Inc.	117,269	2,316,063
Innerworkings, Inc. (a) (b)	141,131	1,565,143
McGrath Rentcorp (b)	65,732	1,894,396
Rollins, Inc. (b)	229,115	4,348,603
Standard Parking Corp. (a) (b)	128,009	2,844,360
Team, Inc. (b)	55,258	1,995,919
The GEO Group, Inc. (a)	165,086	3,336,388
Waste Connections, Inc. (a)	154,072	5,284,670

		33,334,160

Communications Equipment—2.2%
ADC Telecommunications, Inc. (a)	95,956	810,828
Adtran, Inc. (b)	61,214	1,193,061
Anaren, Inc. (a)	38,072	386,431
Brocade Communications Systems, Inc. (a)	171,316	997,059
CommScope, Inc. (a) (b)	61,317	2,124,021
Foundry Networks, Inc. (a) (b)	103,949	1,892,911
Tekelec, Inc. (a) (b)	104,312	1,459,325

		8,863,636

Computers & Peripherals—0.6%
Intevac, Inc. (a)	68,362	727,372
NCR Corp. (a)	27,685	610,454
Teradata Corp. (a)	53,289	1,039,135

		2,376,961

Construction & Engineering—1.2%
Granite Construction, Inc. (b)	34,499	1,235,754
Layne Christensen Co. (a)	8,699	308,206
MasTec, Inc. (a)	90,666	1,204,951
Northwest Pipe Co. (a) (b)	46,326	2,020,740

		4,769,651

Consumer Finance—0.6%
Dollar Financial Corp. (a) (b)	100,266	1,543,094
World Acceptance Corp. (a)	24,557	884,052

		2,427,146

Containers & Packaging—1.0%
Greif, Inc.	12,338	809,619
Myers Industries, Inc. (b)	120,678	1,521,750
Rock-Tenn Co. (b)	40,699	1,627,146

		3,958,515

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-71

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Distributors—0.4%
Core-Mark Holding Co., Inc. (a) (b)	15,580	$389,344
DXP Enterprises, Inc. (a)	22,854	1,218,347

		1,607,691

Diversified Consumer Services—1.4%
American Public Education, Inc. (a) (b)	34,412	1,661,411
Capella Education Co. (a) (b)	26,885	1,152,291
DeVry, Inc.	38,414	1,903,030
Hillenbrand, Inc.	49,254	992,961

		5,709,693

Diversified Financial Services—0.7%
Heckmann Corp. (a) (b)	123,977	1,022,810
PHH Corp. (a)	130,155	1,729,760

		2,752,570

Diversified Telecommunication Services—0.5%
NTELOS Holdings Corp.	84,121	2,262,014

Electric Utilities—2.1%
Allete, Inc. (b)	51,623	2,297,223
ITC Holdings Corp. (b)	76,579	3,964,495
Portland General Electric Co.	95,141	2,251,036

		8,512,754

Electrical Equipment—1.7%
Acuity Brands, Inc. (b)	26,409	1,102,840
Energy Conversion Devices, Inc. (a)	17,612	1,025,899
General Cable Corp. (b)	24,512	873,362
II-VI, Inc. (a) (b)	24,612	951,500
Polypore International, Inc. (a)	69,223	1,488,987
Woodward Governor Co.	49,449	1,744,066

		7,186,654

Electronic Equipment & Instruments—2.0%
Anixter International, Inc. (a) (b)	10,569	628,961
Daktronics, Inc. (b)	51,071	850,843
IPG Photonics Corp. (a) (b)	109,389	2,134,180
Littelfuse, Inc. (a)	70,952	2,109,403
Scansource, Inc. (a) (b)	57,294	1,649,494
Vishay Intertechnology, Inc. (a)	113,434	750,933

		8,123,814

Energy Equipment & Services—3.1%
Dresser-Rand Group, Inc. (a)	56,381	1,774,310
Hornbeck Offshore Services, Inc. (a) (b)	77,252	2,983,472
IHS, Inc. (a)	35,579	1,694,983
Mitcham Industries, Inc. (a) (b)	51,168	516,285
Newpark Resources, Inc. (a) (b)	102,053	744,987
Oceaneering International, Inc. (a)	33,664	1,794,964
Superior Well Services, Inc. (a) (b)	34,176	864,995
T-3 Energy Services, Inc. (a)	29,348	1,089,398
Tesco Corp. (a)	54,871	1,148,999

		12,612,393

Security Description	Shares	Value

Food & Staples Retailing—0.6%
Spartan Stores, Inc. (b)	105,252	$2,618,670

Food Products—1.6%
Flowers Foods, Inc.	66,516	1,952,910
Green Mountain Coffee Roasters, Inc. (a)	39,692	1,561,483
J&J Snack Foods Corp.	36,349	1,232,595
Ralcorp Holdings, Inc. (a) (b)	30,091	2,028,434

		6,775,422

Gas Utilities—1.1%
Energen Corp.	14,200	642,976
ONEOK, Inc.	6,846	235,502
UGI Corp.	144,729	3,731,114

		4,609,592

Health Care Equipment & Supplies—4.5%
Hill-Rom Holdings, Inc. (b)	52,017	1,576,635
Insulet Corp. (a) (b)	84,222	1,172,370
Masimo Corp. (a) (b)	46,319	1,723,067
Medical Action Industries, Inc. (a)	58,977	774,368
Natus Medical, Inc. (a) (b)	92,308	2,091,699
NuVasive, Inc. (a)	30,898	1,524,198
Quidel Corp. (a) (b)	93,629	1,536,452
RTI Biologics, Inc. (a)	184,547	1,725,515
SonoSite, Inc. (a)	57,471	1,804,589
Teleflex, Inc.	33,253	2,111,233
West Pharmaceutical Services, Inc. (b)	45,942	2,242,889

		18,283,015

Health Care Providers & Services—5.3%
Amedisys, Inc. (a) (b)	27,854	1,355,654
athenahealth, Inc. (a) (b)	43,341	1,441,955
BIO-Reference Laboratories, Inc. (a) (b)	64,861	1,874,483
CardioNet, Inc. (a) (b)	67,899	1,694,759
Catalyst Health Solutions, Inc.	63,192	1,650,575
Corvel Corp. (a)	44,185	1,264,133
Gentiva Health Services, Inc. (a)	49,201	1,325,475
Healthspring, Inc. (a)	51,675	1,093,443
inVentiv Health, Inc. (a)	54,216	957,455
MWI Veterinary Supply, Inc. (a) (b)	75,833	2,979,479
Pediatrix Medical Group, Inc. (a)	20,780	1,120,458
Psychiatric Solutions, Inc. (a) (b)	39,373	1,494,205
Skilled Healthcare Group, Inc. (a) (b)	98,609	1,566,897
Sun Healthcare Group, Inc. (a)	127,178	1,864,429

		21,683,400

Health Care Technology—0.6%
Phase Forward, Inc. (a)	110,135	2,302,923

Hotels, Restaurants & Leisure—1.9%
Bob Evans Farms, Inc. (b)	60,596	1,653,665
Buffalo Wild Wings, Inc. (a)	35,459	1,426,870
Cosi, Inc. (a) (b)	340,902	671,577
Dover Downs Gaming & Entertainment, Inc. (b)	72,962	567,644
Panera Bread Co. (a) (b)	26,338	1,340,604

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-72

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Penn National Gaming, Inc. (a)	43,757	$1,162,624
Wyndham Worldwide Corp.	49,616	779,467

		7,602,451

Insurance—3.2%
American Equity Investment Life Holding Co. (b)	23,358	175,185
American Physicians Capital, Inc.	24,847	1,051,774
Amtrust Financial Services, Inc. (b)	96,500	1,311,435
Arch Capital Group, Ltd. (a)	16,092	1,175,199
Delphi Financial Group, Inc.	37,400	1,048,696
Employers Holdings, Inc. (b)	62,243	1,081,783
Fidelity National Financial, Inc. (b)	48,392	711,362
HCC Insurance Holdings, Inc.	58,255	1,572,885
ProAssurance Corp. (a)	24,714	1,383,984
RLI Corp. (b)	35,120	2,180,601
The Navigators Group, Inc. (a)	28,044	1,626,552

		13,319,456

Internet & Catalog Retail—0.3%
HSN, Inc. (a)	119,654	1,317,391

Internet Software & Services—2.8%
Ariba, Inc. (a) (b)	196,257	2,773,111
Constant Contact, Inc. (a) (b)	95,067	1,622,794
SkillSoft, Plc. (ADR) (a)	189,442	1,981,563
United Online, Inc. (b)	120,232	1,131,383
VistaPrint, Ltd. (a) (b)	61,476	2,018,872
Vocus, Inc. (a)	61,624	2,092,751

		11,620,474

IT Services—3.0%
Alliance Data Systems Corp. (a)	36,192	2,293,849
Broadridge Financial Solutions, Inc.	150,072	2,309,608
Lender Processing Services, Inc.	55,702	1,700,025
Perot Systems Corp. (Class A) (a)	95,600	1,658,660
Syntel, Inc. (b)	60,200	1,474,900
Wright Express Corp. (a)	89,625	2,675,306

		12,112,348

Leisure Equipment & Products—0.3%
Steinway Musical Instruments, Inc. (a) (b)	41,469	1,174,402

Life Sciences Tools & Services—2.0%
Icon, Plc. (ADR) (a)	47,571	1,819,591
Luminex Corp. (a) (b)	69,466	1,737,345
Parexel International Corp. (a)	70,354	2,016,345
PerkinElmer, Inc.	62,932	1,571,412
Varian, Inc. (a)	22,621	970,441

		8,115,134

Machinery—3.3%
Actuant Corp. (b)	65,116	1,643,528
Altra Holdings, Inc. (a)	67,581	997,495
CLARCOR, Inc. (b)	25,748	977,137
Commercial Vehicle Group, Inc. (a) (b)	6,642	47,225

Security Description	Shares	Value

Machinery—(Continued)
Energy Recovery, Inc. (a)	121,413	$1,164,351
ESCO Technologies, Inc. (a) (b)	21,752	1,047,794
FreightCar America, Inc. (b)	46,833	1,370,802
John Bean Technologies Corp. (a)	98,340	1,244,984
Kaydon Corp. (b)	33,969	1,530,643
RBC Bearings, Inc. (a)	42,883	1,444,728
Valmont Industries, Inc.	12,278	1,015,268
Wabtec Corp.	24,626	1,261,590

		13,745,545

Media—2.8%
Alloy, Inc. (a)	64,685	500,015
Belo Corp. (b)	51,613	266,323
DG FastChannel, Inc. (a) (b)	104,438	2,289,281
Interactive Data Corp.	88,391	2,229,221
John Wiley & Sons, Inc.	83,412	3,374,015
Knology, Inc. (a) (b)	148,106	1,195,216
RHI Entertainment, Inc. (b)	103,378	1,540,332

		11,394,403

Metals & Mining—0.5%
Haynes International, Inc. (a) (b)	19,421	909,486
Reliance Steel & Aluminum Co.	33,763	1,281,981

		2,191,467

Multi-Utilities—0.3%
NorthWestern Corp.	48,516	1,219,207

Multiline Retail—0.4%
Dollar Tree, Inc. (a)	41,394	1,505,086

Oil, Gas & Consumable Fuels—3.1%
Arena Resources, Inc. (a)	39,072	1,517,947
Comstock Resources, Inc. (a)	15,911	796,346
Foundation Coal Holdings, Inc.	30,135	1,072,203
Goodrich Petroleum Corp. (a) (b)	28,884	1,259,054
Mariner Energy, Inc. (a) (b)	76,960	1,577,680
Penn Virginia Corp.	42,056	2,247,473
Petroleum Development Corp. (a)	26,588	1,179,710
Rex Energy Corp. (a) (b)	87,273	1,375,422
St. Mary Land & Exploration Co.	25,633	913,816
Venoco, Inc. (a) (b)	49,529	643,877

		12,583,528

Personal Products—0.5%
Alberto-Culver Co. (b)	74,933	2,041,175

Pharmaceuticals—2.2%
Alpharma, Inc. (a) (b)	25,984	958,550
Auxilium Pharmaceuticals, Inc. (a)	30,010	972,324
Endo Pharmaceuticals Holdings, Inc. (a)	60,457	1,209,140
Eurand NV (a) (b)	70,705	1,284,003
Obagi Medical Products, Inc. (a)	97,014	968,199
Perrigo Co.	66,167	2,544,783
ViroPharma, Inc. (a)	86,350	1,132,912

		9,069,911

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-73

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—3.0%
American Campus Communities, Inc.	42,178	$1,428,991
BioMed Realty Trust, Inc. (b)	63,245	1,672,830
Capstead Mortgage Corp. (b)	143,979	1,576,570
Digital Realty Trust, Inc. (b)	37,061	1,751,132
Health Care REIT, Inc.	47,658	2,536,835
Kite Realty Group Trust	58,754	646,294
Potlatch Corp. (b)	61,497	2,852,846

		12,465,498

Real Estate Management & Development—0.3%
Forestar Real Estate Group, Inc. (a) (b)	97,223	1,434,039

Road & Rail—1.6%
Con-Way, Inc. (b)	37,937	1,673,401
Genesee & Wyoming, Inc. (a) (b)	46,160	1,731,923
Kansas City Southern, Inc. (a)	32,480	1,440,813
Ryder System, Inc. (b)	29,814	1,848,468

		6,694,605

Semiconductors & Semiconductor Equipment—2.3%
Cavium Networks, Inc. (a) (b)	92,985	1,309,229
Cohu, Inc. (b)	50,336	796,315
Diodes, Inc. (a) (b)	54,719	1,009,566
NetLogic Microsystems, Inc. (a) (b)	58,245	1,761,329
ON Semiconductor Corp. (a) (b)	150,174	1,015,176
Semtech Corp. (a)	46,291	646,222
Varian Semiconductor Equipment Associates, Inc. (a)	50,749	1,274,815
Verigy, Ltd. (a)	111,274	1,811,541

		9,624,193

Software—4.9%
Advent Software, Inc. (a) (b)	45,160	1,590,987
Blackbaud, Inc.	66,575	1,228,309
Blackboard, Inc. (a)	56,049	2,258,214
Concur Technologies, Inc. (a)	30,570	1,169,608
Informatica Corp. (a)	125,604	1,631,596
Mentor Graphics Corp. (a) (b)	111,416	1,264,571
NetScout Systems, Inc. (a)	107,853	1,147,556
Progress Software Corp. (a)	75,370	1,958,866
Quest Software, Inc. (a)	89,940	1,141,339
Radiant Systems, Inc. (a)	69,575	604,607
Solera Holdings, Inc. (a)	74,512	2,139,985
Sybase, Inc. (a)	55,940	1,712,883
Tyler Technologies, Inc. (a) (b)	149,956	2,274,832

		20,123,353

Specialty Retail—3.0%
Aeropostale, Inc. (a) (b)	55,900	1,794,949
Buckle, Inc. (b)	26,934	1,495,914
Genesco, Inc. (a) (b)	72,323	2,421,374
Jo-Ann Stores, Inc. (a) (b)	45,464	953,835
RadioShack Corp.	66,918	1,156,343
Sally Beauty Holdings, Inc. (a) (b)	238,006	2,046,851
The Gymboree Corp. (a)	40,238	1,428,449
Ulta Salon Cosmetics & Fragrance, Inc. (a)	67,631	898,140

		12,195,855

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—1.5%
Carter’s, Inc. (a)	63,060	$1,244,174
FGX International Holdings, Ltd. (a)	64,154	710,185
Fossil, Inc. (a) (b)	47,300	1,335,279
Hanesbrands, Inc. (a) (b)	68,800	1,496,400
True Religion Apparel, Inc. (a) (b)	58,447	1,510,855

		6,296,893

Thrifts & Mortgage Finance—0.6%
Beneficial Mutual Bancorp, Inc. (a) (b)	108,826	1,376,649
Westfield Financial, Inc. (b)	87,140	897,542

		2,274,191

Water Utilities—0.5%
American State Water Co. (b)	30,450	1,172,325
Middlesex Water Co. (b)	61,079	1,067,050

		2,239,375

Wireless Telecommunication Services—0.4%
SBA Communications Corp. (a) (b)	61,112	1,580,967

Total Common Stock (Identified Cost $387,672,581)		403,088,946

Short Term Investments—28.6%
Security Description	Shares/Face Amount	Value

Mutual Funds—26.4%
State Street Navigator Securities Lending Prime Portfolio (c)	108,478,751	108,478,751

Repurchase Agreement—2.2%
State Street Repurchase Agreement dated 09/30/08 at 1.300% to be repurchased at $8,804,318 on 10/01/08, collateralized by $8,990,000 Federal Home Loan Bank due 01/19/10 with a value of $8,980,650.	$8,804,000	8,804,000

Total Short Term Investments (Identified Cost $117,282,751)		117,282,751

Total Investments—126.8% (Identified Cost $504,955,332) (d)		520,371,697
Liabilities in excess of other assets		(110,071,615)

Total Net Assets—100%		$410,300,082

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $108,932,383 and the collateral received consisted of cash in the amount of $108,478,751. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-74

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $504,885,962 and the composition of unrealized appreciation and depreciation of investment securities was $46,526,393 and $(31,040,658), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$511,567,697	$0
Level 2—Other Significant Observable Inputs	8,804,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$520,371,697	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-75

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	1,199,685	$10,005,370
Met Investors Series Trust—Clarion Global Real Estate Portfolio, (Class A)	376,144	4,005,928
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	678,401	8,215,437
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	1,104,183	12,123,928
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	851,568	8,004,744
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	1,505,716	9,802,209
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	708,891	8,088,441
Met Investors Series Trust—MFS Research International Portfolio, (Class A)	1,363,247	12,705,460
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	1,308,256	14,050,670
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	841,669	24,088,559
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	470,479	6,770,186
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	1,385,436	13,688,108

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Metropolitan Series Fund, Inc.—Julius Baer International Stock Portfolio, (Class A)	1,305,691	$12,547,695
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	497,407	14,026,876
Metropolitan Series Fund, Inc.—MFS Value Portfolio, (Class A)	1,074,686	12,251,417
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	469,699	7,285,036
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	342,486	4,106,403
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	1,106,177	13,130,317

Total Mutual Funds (Identified Cost $256,155,089)		194,896,784

Total Investments—100.0% (Identified Cost $256,155,089) (a)		194,896,784
Liabilities in excess of other assets		(32,109)

Total Net Assets—100%		$194,864,675

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $256,155,089 and the unrealized depreciation of investment securities was $(61,258,305).

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$194,896,784	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$194,896,784	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-76

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met Investors Series Trust—BlackRock High Yield Portfolio, (Class A)	727,734	$5,181,469
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	305,498	2,547,856
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	215,988	2,615,610
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	233,906	2,568,283
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	270,974	2,547,157
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	383,290	2,495,218
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	705,690	7,727,309
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	225,538	2,573,390
Met Investors Series Trust—MFS Research International Portfolio, (Class A)	496,955	4,631,623
Met Investors Series Trust—PIMCO Inflation Protected Bond Portfolio, (Class A)	1,491,816	15,619,313
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	5,712,326	63,749,560
Metropolitan Series Fund, Inc.—BlackRock Bond Income Portfolio, (Class A)	523,707	53,439,102
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	476,149	5,113,835
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	267,994	7,669,993
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	150,518	2,165,958

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	252,014	$2,489,902
Metropolitan Series Fund, Inc.—Julius Baer International Stock Portfolio, (Class A)	238,200	2,289,101
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	90,467	2,551,171
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	149,691	2,321,712
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	217,973	2,613,493
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	402,625	4,779,160
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	4,258,627	46,972,655
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	1,397,642	16,645,916

Total Mutual Funds (Identified Cost $291,330,837)		261,308,786

Total Investments—100.0% (Identified Cost $291,330,837) (a)		261,308,786
Liabilities in excess of other assets		(56,149)

Total Net Assets—100%		$261,252,637

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $291,330,837 and the unrealized depreciation of investment securities was $(30,022,051).

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$261,308,786	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$261,308,786	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-77

Metropolitan Series Fund, Inc.

MetLife Conservative To Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met Investors Series Trust—BlackRock High Yield Portfolio, (Class A)	2,178,232	$15,509,014
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	1,828,493	15,249,632
Met Investors Series Trust—Clarion Global Real Estate Portfolio, (Class A)	717,472	7,641,080
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	1,293,540	15,664,773
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	2,100,842	23,067,241
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	811,458	7,627,707
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	2,293,643	14,931,616
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	1,407,906	15,416,571
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	1,350,946	15,414,297
Met Investors Series Trust—MFS Research International Portfolio, (Class A)	2,226,539	20,751,344
Met Investors Series Trust—PIMCO Inflation Protected Bond Portfolio, (Class A)	2,232,498	23,374,251
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	15,676,932	174,954,563
Metropolitan Series Fund, Inc.—BlackRock Bond Income Portfolio, (Class A)	862,219	87,980,838
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	2,850,074	30,609,792
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	1,336,790	38,258,916
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	449,156	6,463,353

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	1,508,217	$14,901,189
Metropolitan Series Fund, Inc.—Julius Baer International Stock Portfolio, (Class A)	2,132,958	20,497,731
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	812,388	22,909,345
Metropolitan Series Fund, Inc.—MFS Value Portfolio, (Class A)	682,492	7,780,414
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	895,361	13,887,049
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	652,890	7,828,156
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	1,806,437	21,442,404
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	10,624,085	117,183,656
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	2,790,057	33,229,583

Total Mutual Funds (Identified Cost $898,766,309)		772,574,515

Total Investments—100.0% (Identified Cost $898,766,309) (a)		772,574,515
Liabilities in excess of other assets		(179,144)

Total Net Assets—100%		$772,395,371

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $898,766,309 and the unrealized depreciation of investment securities was $(126,191,794).

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$772,574,515	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$772,574,515	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-78

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—98.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Alliant Techsystems, Inc. (a) (b)	14,785	$1,388,903
BE Aerospace, Inc. (b)	44,474	704,023
DRS Technologies, Inc. (a)	18,600	1,427,550

		3,520,476

Airlines—0.2%
AirTran Holdings, Inc. (a) (b)	52,530	127,648
Alaska Air Group, Inc. (a) (b)	16,160	329,502
JetBlue Airways Corp. (a) (b)	82,045	406,123

		863,273

Auto Components—0.8%
ArvinMeritor, Inc. (a)	33,094	431,546
BorgWarner, Inc. (a)	52,148	1,708,890
Gentex Corp. (a)	63,684	910,681
Lear Corp. (b)	34,690	364,245
Modine Manufacturing Co. (a)	14,480	209,670

		3,625,032

Automobiles—0.1%
Thor Industries, Inc. (a)	15,919	395,110

Beverages—0.3%
Hansen Natural Corp. (a) (b)	33,144	1,002,606
PepsiAmericas, Inc.	25,701	532,525

		1,535,131

Biotechnology—1.4%
Cephalon, Inc. (a) (b)	30,501	2,363,523
PDL BioPharma, Inc. (a) (b)	53,580	498,830
United Therapeutics Corp. (b)	10,236	1,076,520
Vertex Pharmaceuticals, Inc. (a) (b)	66,864	2,222,559

		6,161,432

Capital Markets—2.1%
Affiliated Managers Group, Inc. (b)	18,323	1,518,061
Apollo Investment Corp. (a)	63,809	1,087,943
Eaton Vance Corp. (a)	52,061	1,834,109
Jefferies Group, Inc. (a)	53,875	1,206,800
Raymond James Financial, Inc. (a)	43,069	1,420,416
SEI Investments Co.	60,157	1,335,485
Waddell & Reed Financial, Inc. (Class A)	38,457	951,811

		9,354,625

Chemicals—3.3%
Airgas, Inc.	37,001	1,837,100
Albemarle Corp.	41,016	1,264,933
Cabot Corp. (a)	28,833	916,313
Chemtura Corp.	108,740	495,854
Cytec Industries, Inc.	21,344	830,495
Ferro Corp.	19,615	394,261
FMC Corp.	33,560	1,724,648
Minerals Technologies, Inc. (a)	8,483	503,551
Olin Corp. (a)	33,828	656,263
RPM International, Inc.	58,408	1,129,611

Security Description	Shares	Value

Chemicals—(Continued)
Sensient Technologies Corp. (a)	21,669	$609,549
Terra Industries, Inc. (a)	41,204	1,211,398
The Lubrizol Corp.	30,376	1,310,421
The Scotts Miracle-Gro Co. (a)	19,425	459,207
Valspar Corp. (a)	44,771	997,946

		14,341,550

Commercial Banks—3.2%
Associated Banc-Corp (a)	57,222	1,141,579
BancorpSouth, Inc.	32,161	904,689
Bank Hawaii Corp. (a)	21,432	1,145,540
Cathay General Bancorp (a)	22,196	528,265
City National Corp. (a)	18,028	978,920
Commerce Bancshares, Inc.	28,126	1,305,047
Cullen/Frost Bankers, Inc. (a)	26,512	1,590,720
FirstMerit Corp. (a)	36,277	761,817
PacWest Bancorp (a)	10,982	313,975
SVB Financial Group (a) (b)	14,580	844,474
Synovus Financial Corp. (a)	125,907	1,303,138
TCF Financial Corp. (a)	51,744	931,392
The Colonial BancGroup, Inc. (a)	90,684	712,776
Westamerica Bancorp (a)	12,994	747,545
Wilmington Trust Corp. (a)	30,211	870,983

		14,080,860

Commercial Services & Supplies—3.6%
Copart, Inc. (b)	29,344	1,115,072
Corrections Corp. of America (b)	56,247	1,397,738
Deluxe Corp.	23,116	332,639
Herman Miller, Inc. (a)	25,001	611,775
HNI Corp. (a)	19,836	502,644
Kelly Services, Inc. (Class A) (a)	12,319	234,677
Korn/Ferry International (b)	21,372	380,849
Manpower, Inc. (a)	35,624	1,537,532
Mine Safety Appliances Co. (a)	13,325	507,949
Navigant Consulting, Inc. (a) (b)	20,818	414,070
Republic Services, Inc.	69,407	2,080,822
Rollins, Inc. (a)	18,555	352,174
Stericycle, Inc. (b)	38,319	2,257,372
The Brink’s Co.	18,916	1,154,254
The Corporate Executive Board Co. (a)	15,264	477,000
The Dun & Bradstreet Corp.	24,482	2,310,122

		15,666,689

Communications Equipment—1.5%
3Com Corp. (b)	181,838	423,683
ADC Telecommunications, Inc. (a) (b)	52,825	446,371
Adtran, Inc. (a)	25,040	488,030
Avocent Corp. (a) (b)	20,098	411,205
CommScope, Inc. (a) (b)	31,507	1,091,402
Dycom Industries, Inc. (a) (b)	17,655	229,868
F5 Networks, Inc. (a) (b)	36,113	844,322
Foundry Networks, Inc. (b)	66,056	1,202,880
Plantronics, Inc. (a)	21,951	494,336
Polycom, Inc. (b)	38,174	882,965

		6,515,062

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-79

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—1.2%
Diebold, Inc.	29,519	$977,374
Imation Corp. (a)	13,510	305,191
NCR Corp. (b)	73,401	1,618,492
Palm, Inc. (a) (b)	48,723	290,876
Western Digital Corp. (b)	99,373	2,118,633

		5,310,566

Construction & Engineering—1.5%
Granite Construction, Inc. (a)	14,771	529,097
KBR, Inc. (b)	76,190	1,163,422
Quanta Services, Inc. (a) (b)	78,706	2,125,849
The Shaw Group, Inc. (a) (b)	37,449	1,150,808
URS Corp.	37,884	1,389,206

		6,358,382

Construction Materials—0.5%
Martin Marietta Materials, Inc. (a)	18,564	2,078,797

Consumer Finance—0.1%
AmeriCredit Corp. (a) (b)	52,185	528,634

Containers & Packaging—1.2%
AptarGroup, Inc. (a)	30,447	1,190,782
Greif, Inc.	15,285	1,003,002
Packaging Corp. of America	46,485	1,077,522
Sonoco Products Co.	44,659	1,325,479
Temple-Inland, Inc. (a)	47,658	727,261

		5,324,046

Diversified Consumer Services—1.8%
Career Education Corp. (a) (b)	32,976	539,157
Corinthian Colleges, Inc. (a) (b)	38,313	574,695
DeVry, Inc. (a)	27,555	1,365,075
ITT Educational Services, Inc. (a) (b)	14,113	1,141,883
Matthews International Corp. (a)	13,865	703,510
Regis Corp.	19,328	531,520
Service Corp. International (a)	115,379	964,568
Sotheby’s Holdings, Inc. (Class A) (a)	30,195	605,712
Strayer Education, Inc. (a)	6,404	1,282,465

		7,708,585

Diversified Telecommunication Services—0.1%
Cincinnati Bell, Inc. (b)	105,673	326,530

Electric Utilities—1.8%
DPL, Inc. (a)	50,972	1,264,106
Great Plains Energy, Inc. (a)	53,284	1,183,978
Hawaiian Electric Industries, Inc. (a)	38,013	1,106,558
IDACORP, Inc. (a) (b)	20,324	591,225
Northeast Utilities	69,794	1,790,216
Sierra Pacific Resources (b)	105,027	1,006,159
Westar Energy, Inc. (a)	48,525	1,118,016

		8,060,258

Security Description	Shares	Value

Electrical Equipment—1.4%
Ametek, Inc. (b)	47,881	$1,952,108
Hubbell, Inc. (Class B) (a)	25,212	883,681
Roper Industries, Inc. (a)	40,205	2,290,077
Thomas & Betts Corp. (b)	25,836	1,009,412

		6,135,278

Electronic Equipment & Instruments—2.3%
Arrow Electronics, Inc. (b)	53,678	1,407,437
Avnet, Inc. (b)	67,482	1,662,082
FLIR Systems, Inc. (a) (b)	62,456	2,399,559
Ingram Micro, Inc.	74,423	1,195,978
National Instruments Corp.	25,403	763,360
Tech Data Corp. (b)	22,654	676,222
Trimble Navigation, Ltd. (a) (b)	54,246	1,402,802
Vishay Intertechnology, Inc. (b)	83,641	553,703

		10,061,143

Energy Equipment & Services—3.2%
Exterran Holdings, Inc. (a) (b)	29,508	943,076
FMC Technologies, Inc. (b)	57,168	2,661,170
Helix Energy Solutions Group, Inc. (b)	41,213	1,000,652
Helmerich & Payne, Inc.	47,205	2,038,784
Oceaneering International, Inc. (b)	24,862	1,325,642
Patterson-UTI Energy, Inc. (a)	70,277	1,406,945
Pride International, Inc. (b)	77,646	2,299,098
Superior Energy Services, Inc. (b)	36,243	1,128,607
Tidewater, Inc. (a)	23,123	1,280,089

		14,084,063

Exchange Traded Funds—2.8%
MidCap SPDR Trust, Series 1 (a)	92,366	12,173,839

Food & Staples Retailing—0.4%
BJ’s Wholesale Club, Inc. (a) (b)	26,632	1,034,919
Ruddick Corp. (a)	17,546	569,368

		1,604,287

Food Products—1.5%
Corn Products International, Inc.	33,409	1,078,442
Hormel Foods Corp.	31,454	1,141,151
Lancaster Colony Corp. (a)	8,998	338,865
Ralcorp Holdings, Inc. (b)	25,220	1,700,080
Smithfield Foods, Inc. (a) (b)	52,465	833,144
The J. M. Smucker Co.	24,595	1,246,721
Tootsie Roll Industries, Inc. (a)	11,612	335,703

		6,674,106

Gas Utilities—2.0%
AGL Resources, Inc.	34,399	1,079,441
Energen Corp.	32,168	1,456,567
Equitable Resources, Inc.	58,710	2,153,483
National Fuel Gas Co. (a)	36,555	1,541,890
ONEOK, Inc.	46,855	1,611,812
WGL Holdings, Inc. (a)	22,394	726,685

		8,569,878

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-80

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—3.8%
Advanced Medical Optics, Inc. (a) (b)	23,360	$415,341
Beckman Coulter, Inc.	27,910	1,981,331
Dentsply International, Inc.	66,698	2,503,843
Edwards Lifesciences Corp. (a) (b)	25,228	1,457,169
Gen-Probe, Inc. (b)	24,324	1,290,388
Hill-Rom Holdings, Inc. (a)	28,039	849,862
Hologic, Inc. (a) (b)	114,974	2,222,447
IDEXX Laboratories, Inc. (a) (b)	26,667	1,461,352
Kinetic Concepts, Inc. (a) (b)	25,387	725,814
ResMed, Inc. (a)	33,903	1,457,829
STERIS Corp.	26,504	996,020
Teleflex, Inc.	17,799	1,130,059

		16,491,455

Health Care Providers & Services—2.9%
Apria Healthcare Group, Inc. (b)	19,681	358,982
Community Health Systems, Inc. (a) (b)	43,020	1,260,916
Health Management Associates, Inc. (Class A) (a)	109,636	456,086
Health Net, Inc. (b)	48,154	1,136,434
Henry Schein, Inc. (a) (b)	40,099	2,158,930
Kindred Healthcare, Inc. (b)	13,416	369,879
LifePoint Hospitals, Inc. (a) (b)	23,888	767,760
Lincare Holdings, Inc. (a) (b)	32,937	991,074
Omnicare, Inc. (a)	46,659	1,342,380
Psychiatric Solutions, Inc. (a) (b)	24,973	947,725
Universal Health Services, Inc. (Class B) (a)	22,826	1,278,941
VCA Antech, Inc. (b)	37,864	1,115,852
Wellcare Group, Inc. (b)	18,712	673,632

		12,858,591

Health Care Technology—0.3%
Cerner Corp. (a) (b)	30,450	1,359,288

Hotels, Restaurants & Leisure—1.2%
Bob Evans Farms, Inc. (a)	13,879	378,758
Boyd Gaming Corp. (a)	25,602	239,635
Brinker International, Inc.	45,488	813,780
Chipotle Mexican Grill, Inc. (Class A) (a) (b)	14,796	821,030
International Speedway Corp. (Class A) (a)	12,694	493,923
Life Time Fitness, Inc. (a) (b)	15,637	488,969
Scientific Games Corp. (a) (b)	29,153	671,102
The Cheesecake Factory (a) (b)	29,043	424,609
Wendy’s/Arby’s Group, Inc.	209,742	1,103,242

		5,435,048

Household Durables—1.7%
American Greetings Corp. (Class A) (a)	21,912	335,035
Blyth, Inc.	10,850	123,039
Furniture Brands International, Inc. (a)	18,606	195,735
Hovnanian Enterprises, Inc. (Class A) (a) (b)	22,725	181,573
M.D.C. Holdings, Inc. (a)	16,427	601,064
Mohawk Industries, Inc. (a) (b)	25,169	1,696,139
NVR, Inc. (a) (b)	2,435	1,392,820
Ryland Group, Inc. (a)	19,118	507,009
Toll Brothers, Inc. (a) (b)	58,453	1,474,769
Tupperware Brands Corp.	27,875	770,186

		7,277,369

Security Description	Shares	Value

Household Products—0.9%
Church & Dwight Co., Inc. (a)	29,895	$1,856,181
Energizer Holdings, Inc. (b)	26,091	2,101,630

		3,957,811

Industrial Conglomerates—0.2%
Carisle Cos., Inc. (a)	27,375	820,429

Insurance—4.3%
American Financial Group, Inc.	33,594	991,023
Arthur J. Gallagher & Co. (a)	41,860	1,074,128
Brown & Brown, Inc. (a)	51,767	1,119,203
Everest Re Group, Ltd.	27,677	2,394,891
Fidelity National Financial, Inc. (a)	94,873	1,394,633
First American Corp. (a)	41,555	1,225,872
Hanover Insurance Group, Inc.	22,870	1,041,042
HCC Insurance Holdings, Inc.	51,462	1,389,474
Horace Mann Educators Corp.	17,525	225,547
Mercury General Corp. (a)	15,965	874,084
Old Republic International Corp. (a)	103,514	1,319,803
Philadelphia Consolidated Holding Corp. (b)	25,989	1,522,176
Protective Life Corp.	31,353	893,874
StanCorp Financial Group, Inc.	21,935	1,140,620
Unitrin, Inc. (a)	22,247	554,840
W.R. Berkley Corp.	62,842	1,479,929

		18,641,139

Internet & Catalog Retail—0.4%
Netflix, Inc. (a) (b)	19,390	598,763
priceline.com, Inc. (b)	17,449	1,194,035

		1,792,798

Internet Software & Services—0.2%
Digital River, Inc. (a) (b)	16,603	537,937
ValueClick, Inc. (a) (b)	38,854	397,477

		935,414

IT Services—2.7%
Acxiom Corp. (a)	30,321	380,225
Alliance Data Systems Corp. (a) (b)	30,186	1,913,189
Broadridge Financial Solutions, Inc.	63,026	969,970
DST Systems, Inc. (a) (b)	19,188	1,074,336
Gartner, Inc. (Class A) (a) (b)	26,544	602,018
Global Payments, Inc.	35,799	1,605,943
Lender Processing Services, Inc.	37,433	1,142,455
Metavante Technologies, Inc. (b)	40,250	775,215
MPS Group, Inc. (b)	41,727	420,608
NeuStar, Inc. (Class A) (a) (b)	35,335	702,813
SAIC, Inc. (b)	86,354	1,746,942
SRA International, Inc. (a) (b)	19,086	431,916

		11,765,630

Leisure Equipment & Products—0.1%
Callaway Golf Co. (a)	29,074	409,071

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-81

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—2.3%
Affymetrix, Inc. (b)	31,517	$243,942
Charles River Laboratories International, Inc. (b)	30,437	1,690,167
Covance, Inc. (b)	28,278	2,500,058
Invitrogen Corp. (a) (b)	41,416	1,565,525
Pharmaceutical Product Development, Inc.	53,439	2,209,703
Techne Corp. (b)	17,346	1,250,993
Varian, Inc. (b)	13,176	565,250

		10,025,638

Machinery—5.0%
AGCO Corp.	41,159	1,753,785
Crane Co. (a)	21,733	645,687
Donaldson Co., Inc. (a)	35,270	1,478,166
Federal Signal Corp. (a)	21,312	291,974
Flowserve Corp.	25,745	2,285,384
Graco, Inc. (a)	26,945	959,512
Harsco Corp.	37,826	1,406,749
IDEX Corp.	37,040	1,148,981
Joy Global, Inc.	48,359	2,182,925
Kennametal, Inc.	34,362	931,898
Lincoln Electric Holdings, Inc.	19,223	1,236,231
Nordson Corp. (a)	15,302	751,481
Oshkosh Truck Corp.	33,440	440,070
Pentair, Inc. (a)	44,381	1,534,251
SPX Corp.	24,309	1,871,793
Timkin Co.	38,102	1,080,192
Trinity Industries, Inc. (a)	36,642	942,799
Wabtec Corp.	21,731	1,113,279

		22,055,157

Marine—0.2%
Alexander & Baldwin, Inc. (a)	18,552	816,845

Media—1.1%
Belo Corp. (Class A)	39,435	235,033
DreamWorks Animation SKG, Inc. (b)	36,097	1,135,251
Entercom Communications Corp. (a)	12,228	61,385
Harte-Hanks, Inc. (a)	17,023	176,528
John Wiley & Sons, Inc. (a)	19,379	783,880
Lamar Advertising Co. (Class A) (a)	34,018	1,050,816
Marvel Entertainment, Inc. (a) (b)	22,006	751,285
Media General, Inc. (a)	10,265	127,594
Scholastic Corp. (a) (b)	11,896	305,489
Valassis Communications, Inc. (a) (b)	21,559	186,701

		4,813,962

Metals & Mining—1.5%
Carpenter Technology Corp.	19,912	510,743
Cleveland-Cliffs, Inc. (a)	47,882	2,534,873
Commercial Metals Co.	51,380	867,808
Reliance Steel & Aluminum Co. (a)	28,586	1,085,410
Steel Dynamics, Inc. (a)	80,058	1,368,191
Worthington Industries, Inc. (a)	26,859	401,274

		6,768,299

Security Description	Shares	Value

Multi-Utilities—3.4%
Alliant Energy Corp.	49,555	$1,596,167
Black Hills Corp. (a)	17,231	535,367
MDU Resources Group, Inc.	82,203	2,383,887
NSTAR (a)	47,921	1,605,354
OGE Energy Corp.	41,410	1,278,741
PNM Resources, Inc. (a)	38,764	396,943
Puget Energy, Inc.	58,182	1,553,459
SCANA Corp.	52,485	2,043,241
Vectren Corp. (a)	36,331	1,011,818
Wisconsin Energy Corp. (a)	52,458	2,355,364

		14,760,341

Multiline Retail—0.5%
99 Cents Only Stores (a) (b)	21,060	231,028
Dollar Tree, Inc. (b)	40,571	1,475,162
Saks, Inc. (a) (b)	63,666	588,910

		2,295,100

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (a) (b)	29,257	814,807

Oil, Gas & Consumable Fuels—3.8%
Arch Coal, Inc. (a)	64,774	2,130,417
Bill Barrett Corp. (a) (b)	16,578	532,320
Cimarex Energy Co.	37,274	1,823,071
Denbury Resources, Inc. (b)	110,779	2,109,232
Encore Aquisition Co. (a) (b)	23,925	999,587
Forest Oil Corp. (a) (b)	40,279	1,997,838
Frontier Oil Corp. (a)	46,605	858,464
Newfield Exploration Co. (b)	59,311	1,897,359
Overseas Shipholding Group, Inc. (a)	12,125	707,009
Patriot Coal Corp. (b)	28,444	826,298
Plains Exploration & Production Co. (b)	48,276	1,697,384
Quicksilver Resources, Inc. (a) (b)	50,807	997,341

		16,576,320

Paper & Forest Products—0.1%
Louisiana-Pacific Corp. (a)	40,782	379,273

Personal Products—0.4%
Alberto-Culver Co.	37,978	1,034,521
NBTY, Inc. (b)	24,371	719,432

		1,753,953

Pharmaceuticals—1.0%
Endo Pharmaceuticals Holdings, Inc. (b)	53,969	1,079,380
Medicis Pharmaceutical Corp. (a) (b)	25,446	379,400
Perrigo Co. (a)	34,836	1,339,792
Sepracor, Inc. (a) (b)	48,836	894,187
Valeant Pharmaceuticals International, Inc. (a)	39,512	808,811

		4,501,570

Real Estate Investment Trusts—7.1%
Alexandria Real Estate Equities, Inc. (a)	14,409	1,621,013
AMB Property Corp. (a)	43,975	1,992,067

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-82

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
BRE Properties, Inc. (a)	22,903	$1,122,247
Camden Property Trust (a)	23,851	1,093,807
Cousins Properties, Inc. (a)	19,578	493,953
Duke Realty Corp. (a)	65,903	1,619,896
Equity One, Inc. (a)	14,283	292,659
Essex Property Trust, Inc.	11,471	1,357,363
Federal Realty Investment Trust (a)	26,432	2,262,579
Health Care REIT, Inc. (a)	45,723	2,433,835
Highwoods Properties, Inc.	28,325	1,007,237
Hospitality Properties Trust (a)	42,152	864,959
Liberty Property Trust (a)	41,871	1,576,443
Mack-Cali Realty Corp.	29,503	999,267
Nationwide Health Properties, Inc.	43,423	1,562,360
Potlatch Corp. (a)	17,724	822,216
Rayonier, Inc. (a)	35,276	1,670,319
Realty Income Corp. (a)	45,468	1,163,981
Regency Centers Corp.	31,393	2,093,599
The Macerich Co.	33,489	2,131,575
UDR, Inc. (a)	57,443	1,502,134
Weingarten Realty Investors (a)	33,535	1,196,193

		30,879,702

Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc. (a)	18,119	787,814

Road & Rail—1.1%
Avis Budget Group, Inc. (a) (b)	45,468	260,986
Con-way, Inc. (a)	20,504	904,431
J.B. Hunt Transport Services, Inc. (a)	36,634	1,222,477
Kansas City Southern, Inc. (a) (b)	40,787	1,809,311
Werner Enterprises, Inc. (a)	19,101	414,683
YRC Worldwide, Inc. (a) (b)	25,701	307,384

		4,919,272

Semiconductors & Semiconductor Equipment—1.7%
Atmel Corp. (b)	200,197	678,668
Cree, Inc. (a) (b)	39,526	900,402
Fairchild Semiconductor International, Inc. (b)	56,083	498,578
Integrated Device Technology, Inc. (b)	76,226	593,038
International Rectifier Corp. (b)	32,674	621,460
Intersil Corp. (a)	55,497	920,140
Lam Research Corp. (a) (b)	56,275	1,772,100
RF Micro Devices, Inc. (a) (b)	117,401	342,811
Semtech Corp. (b)	27,705	386,762
Silicon Laboratories, Inc. (b)	21,452	658,576

		7,372,535

Software—2.8%
ACI Worldwide, Inc. (a) (b)	15,446	270,614
Advent Software, Inc. (a) (b)	7,460	262,816
Ansys, Inc. (b)	39,892	1,510,710
Cadence Design Systems, Inc. (b)	116,767	789,345
FactSet Research Systems, Inc.	19,165	1,001,371
Fair Isaac Corp. (a)	21,740	501,107
Jack Henry & Associates, Inc. (a)	38,617	785,084
Macrovision Solutions Corp. (a) (b)	37,410	575,366

Security Description	Shares	Value

Software—(Continued)
McAfee, Inc. (b)	67,877	$2,305,103
Mentor Graphics Corp. (a) (b)	41,437	470,310
Parametric Technology Corp. (a) (b)	51,757	952,329
Sybase, Inc. (a) (b)	36,107	1,105,596
Synopsys, Inc. (b)	64,648	1,289,727
Wind River Systems, Inc. (b)	31,131	311,310

		12,130,788

Specialty Retail—4.5%
Advance Auto Parts, Inc.	42,919	1,702,168
Aeropostale, Inc. (a) (b)	30,005	963,461
American Eagle Outfitters, Inc.	92,375	1,408,719
AnnTaylor Stores Corp. (a) (b)	25,597	528,322
Barnes & Noble, Inc. (a)	16,504	430,424
Borders Group, Inc. (a)	27,161	178,176
Carmax, Inc. (a) (b)	98,873	1,384,222
Charming Shoppes, Inc. (a) (b)	50,996	249,370
Chico’s FAS, Inc. (a) (b)	79,194	433,191
Coldwater Creek, Inc. (a) (b)	21,210	122,806
Collective Brands, Inc. (a) (b)	28,634	524,289
Dick’s Sporting Goods, Inc. (a) (b)	38,077	745,548
Foot Locker, Inc.	69,532	1,123,637
Guess?, Inc.	27,022	940,095
J. Crew Group, Inc. (b)	23,249	664,224
O’Reilly Automotive, Inc. (a) (b)	60,108	1,609,091
Pacific Sunwear of California, Inc. (a) (b)	29,480	198,400
PetSmart, Inc. (a)	56,815	1,403,899
Rent-A-Center, Inc. (a) (b)	29,918	666,573
Ross Stores, Inc.	59,013	2,172,268
Urban Outfitters, Inc. (b)	51,042	1,626,709
Williams-Sonoma, Inc. (a)	38,836	628,366

		19,703,958

Textiles, Apparel & Luxury Goods—0.8%
Hanesbrands, Inc. (a) (b)	42,071	915,044
Phillips-Van Heusen Corp.	23,065	874,394
The Warnaco Group, Inc. (a) (b)	20,655	935,465
Timberland Co. (Class A) (a) (b)	21,152	367,410
Under Armour, Inc. (a) (b)	16,344	519,086

		3,611,399

Thrifts & Mortgage Finance—1.3%
Astoria Financial Corp.	36,114	748,643
First Niagara Financial Group, Inc. (a)	52,556	827,757
New York Community Bancorp, Inc. (a)	154,204	2,589,085
The PMI Group, Inc. (a)	31,128	91,828
Washington Federal, Inc. (a)	39,421	727,317
Webster Finanical Corp. (a)	23,576	595,294

		5,579,924

Tobacco—0.1%
Universal Corp. (a)	11,401	559,675

Trading Companies & Distributors—0.5%
GATX Corp.	21,850	864,605

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-83

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—(Continued)
MSC Industrial Direct Co., Inc. (Class A) (a)	20,317	$936,004
United Rentals, Inc. (a) (b)	26,605	405,460

		2,206,069

Water Utilities—0.2%
Aqua America, Inc. (a)	60,506	1,075,797

Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.	47,760	1,707,420

Total Common Stock (Identified Cost $451,565,734)		428,897,293

Short Term Investments—30.4%
Security Description	Face Amount	Value

Discount Notes—2.1%
Federal Home Loan Bank
0.068%, 10/01/08	$400,000	400,000
0.100%, 10/07/08	7,725,000	7,724,034
0.131%, 10/17/08	1,050,000	1,049,043
Federal National Mortgage Association
2.900%, 10/17/08	150,000	149,920

		9,322,997

Security Description	Shares	Value

Mutual Funds—28.3%
State Street Navigator Securities Lending Prime Portfolio (c)	123,876,682	$123,876,682

Total Short Term Investments (Identified Cost $133,199,680)		133,199,679

Total Investments—128.4% (Identified Cost $584,765,414) (d)		562,096,972
Liabilities in excess of other assets		(124,206,106)

Total Net Assets—100%		$437,890,866

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $127,445,365 and the collateral received consisted of cash in the amount of $123,876,682 and non-cash collateral with a value of $1,834,510. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $584,765,414 and the composition of unrealized appreciation and depreciation of investment securities was $55,951,699 and $(78,620,141), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2008	Net Unrealized Depreciation
S&P MidCap 400 Index Futures	12/18/2008	24	$9,211,920	$8,763,600	$(448,320)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$552,773,974	$(448,320)
Level 2—Other Significant Observable Inputs	9,322,998	0
Level 3—Significant Unobservable Inputs	0	0

Total	$562,096,972	($448,320)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-84

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met Investors Series Trust—BlackRock High Yield Portfolio, (Class A)	3,329,454	$23,705,714
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	8,387,097	69,948,389
Met Investors Series Trust—Clarion Global Real Estate Portfolio, (Class A)	2,193,307	23,358,720
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	5,930,528	71,818,691
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	8,569,551	94,093,672
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	7,442,785	69,962,178
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	10,524,564	68,514,908
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	4,303,959	47,128,355
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	4,129,880	47,121,929
Met Investors Series Trust—MFS Research International Portfolio, (Class A)	9,083,654	84,659,655
Met Investors Series Trust—PIMCO Inflation Protected Bond Portfolio, (Class A)	2,274,855	23,817,733
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	45,742,245	510,483,455
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	13,070,843	140,380,857
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	5,722,673	163,782,893
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	2,747,668	39,538,948

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	9,225,036	$91,143,357
Metropolitan Series Fund, Inc.—Julius Baer International Stock Portfolio, (Class A)	10,877,685	104,534,554
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	4,140,296	116,756,360
Metropolitan Series Fund, Inc.—MFS Value Portfolio, (Class A)	4,173,789	47,581,193
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	4,107,950	63,714,305
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	3,991,173	47,854,160
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	7,367,478	87,451,961
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	21,650,693	238,807,143
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	4,263,052	50,772,949

Total Mutual Funds (Identified Cost $2,837,364,380)		2,326,932,079

Total Investments—100.0% (Identified Cost $2,837,364,380) (a)		2,326,932,079
Liabilities in excess of other assets		(607,728)

Total Net Assets—100%		$2,326,324,351

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $2,837,364,380 and the unrealized depreciation of investment securities was $(510,432,301).

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,326,932,079	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$2,326,932,079	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-85

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met Investors Series Trust—BlackRock Large Cap Core Portfolio, (Class A)	13,836,508	$115,396,478
Met Investors Series Trust—Clarion Global Real Estate Portfolio, (Class A)	4,339,911	46,220,054
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	5,869,048	71,074,169
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	10,608,385	116,480,064
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	7,366,793	69,247,853
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	17,365,644	113,050,344
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	2,129,709	23,320,313
Met Investors Series Trust—Met/AIM Small Cap Growth Portfolio, (Class A)	6,131,920	69,965,208
Met Investors Series Trust—MFS Research International Portfolio, (Class A)	13,482,352	125,655,525
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	25,870,735	288,717,400
Metropolitan Series Fund, Inc.—BlackRock Large Cap Value Portfolio, (Class A)	15,091,730	162,085,175
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	8,091,439	231,576,974
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	4,074,955	58,638,604
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	11,413,878	112,769,114

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Metropolitan Series Fund, Inc.—Julius Baer International Stock Portfolio, (Class A)	12,914,658	$124,109,860
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	4,098,179	115,568,644
Metropolitan Series Fund, Inc.—MFS Value Portfolio, (Class A)	8,263,379	94,202,515
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	4,064,992	63,048,029
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	3,950,213	47,363,053
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	10,937,631	129,829,675
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	8,571,263	94,541,026

Total Mutual Funds (Identified Cost $2,896,048,289)		2,272,860,077

Total Investments—100.0% (Identified Cost $2,896,048,289) (a)		2,272,860,077
Liabilities in excess of other assets		(596,510)

Total Net Assets—100%		$2,272,263,567

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $2,896,048,289 and the unrealized depreciation of investment securities was $(623,188,212).

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,272,860,077	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$2,272,860,077	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-86

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—99.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Boeing Co.	338,678	$19,423,183
General Dynamics Corp.	181,756	13,380,877
Goodrich Corp.	57,238	2,381,101
Honeywell International, Inc.	340,595	14,151,722
L-3 Communications Holdings, Inc.	55,553	5,461,971
Lockheed Martin Corp.	152,326	16,705,592
Northrop Grumman Corp.	154,428	9,349,071
Precision Castparts Corp.	63,757	5,022,777
Raytheon Co.	190,742	10,206,604
Rockwell Collins, Inc.	72,935	3,507,444
United Technologies Corp.	441,214	26,499,313

		126,089,655

Air Freight & Logistics—1.0%
C. H. Robinson Worldwide, Inc.	77,785	3,963,923
Expeditors International of Washington, Inc. (a)	97,477	3,396,099
FedEx Corp.	142,375	11,253,320
United Parcel Service, Inc. (Class B)	461,256	29,008,390

		47,621,732

Airlines—0.1%
Southwest Airlines Co.	335,789	4,872,298

Auto Components—0.2%
Johnson Controls, Inc.	271,664	8,239,569
The Goodyear Tire & Rubber Co.	110,327	1,689,107

		9,928,676

Automobiles—0.3%
Ford Motor Co. (a) (b)	1,034,616	5,380,003
General Motors Corp. (a)	259,031	2,447,843
Harley-Davidson, Inc. (a)	107,666	4,015,942

		11,843,788

Beverages—2.8%
Anheuser-Busch Cos., Inc.	328,977	21,344,028
Brown-Forman Corp. (Class B) (a)	35,894	2,577,548
Coca-Cola Enterprises, Inc.	145,075	2,432,908
Constellation Brands, Inc. (a) (b)	88,683	1,903,137
Molson Coors Brewing Co.	68,920	3,222,010
Pepsi Bottling Group, Inc.	62,485	1,822,687
PepsiCo, Inc.	716,260	51,047,850
The Coca-Cola Co.	909,502	48,094,466

		132,444,634

Biotechnology—1.7%
Amgen, Inc. (b)	484,074	28,691,066
Biogen Idec, Inc. (b)	132,797	6,678,361
Celgene Corp. (b)	208,119	13,169,770
Genzyme Corp. (b)	122,915	9,942,595
Gilead Sciences, Inc. (b)	420,881	19,183,756

		77,665,548

Building Products—0.1%
Masco Corp. (a)	164,707	2,954,844

Security Description	Shares	Value

Capital Markets—2.8%
American Capital, Ltd. (a)	94,709	$2,416,027
Ameriprise Financial, Inc.	99,252	3,791,426
E*TRADE Financial Corp. (a) (b)	245,792	688,218
Federated Investors, Inc. (Class B) (a)	40,205	1,159,914
Franklin Resources, Inc.	69,667	6,139,753
Invesco, Ltd.	176,950	3,712,411
Janus Capital Group, Inc.	73,116	1,775,256
Legg Mason, Inc.	64,850	2,468,191
Merrill Lynch & Co., Inc. (a)	700,677	17,727,128
Morgan Stanley	507,397	11,670,131
Northern Trust Corp.	101,134	7,301,875
State Street Corp.	197,534	11,235,734
T. Rowe Price Group, Inc. (a)	118,381	6,358,244
The Bank of New York Mellon Corp.	524,352	17,083,388
The Charles Schwab Corp.	426,817	11,097,242
The Goldman Sachs Group, Inc.	198,773	25,442,944

		130,067,882

Chemicals—2.0%
Air Products & Chemicals, Inc.	96,921	6,638,119
Ashland, Inc.	25,943	758,573
CF Industries Holdings, Inc.	25,847	2,363,967
E. I. du Pont de Nemours & Co.	412,759	16,634,188
Eastman Chemical Co. (a)	34,952	1,924,457
Ecolab, Inc.	80,322	3,897,223
Hercules, Inc.	51,567	1,020,511
International Flavors & Fragrances, Inc.	35,944	1,418,350
Monsanto Co.	251,638	24,907,129
PPG Industries, Inc.	75,090	4,379,249
Praxair, Inc.	144,113	10,338,667
Rohm & Haas Co. (a)	56,663	3,966,410
Sigma-Aldrich Corp. (a)	57,633	3,021,122
The Dow Chemical Co.	423,193	13,449,074

		94,717,039

Commercial Banks—3.0%
BB&T Corp. (a)	251,403	9,503,033
Comerica, Inc. (a)	68,834	2,257,067
Fifth Third Bancorp (a)	264,232	3,144,361
First Horizon National Corp. (a)	92,302	863,950
Huntington Bancshares, Inc. (a)	167,521	1,338,493
KeyCorp. (a)	226,316	2,702,213
M&T Bank Corp. (a)	35,295	3,150,079
Marshall & Ilsley Corp. (a)	118,698	2,391,765
National City Corp. (a)	348,270	609,472
PNC Financial Services Group, Inc.	158,530	11,842,191
Regions Financial Corp. (a)	317,886	3,051,706
SunTrust Banks, Inc.	161,820	7,280,282
U.S. Bancorp	797,027	28,708,912
Wachovia Corp. (a)	987,722	3,457,027
Wells Fargo & Co.	1,513,921	56,817,455
Zions Bancorp (a)	52,466	2,030,434

		139,148,440

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (b)	155,044	1,722,539

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-87

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Avery Dennison Corp.	48,721	$2,167,110
Cintas Corp.	60,472	1,736,151
Equifax, Inc. (a)	58,676	2,021,388
Monster Worldwide, Inc. (a) (b)	56,722	845,725
Pitney Bowes, Inc.	95,065	3,161,862
R.R. Donnelley & Sons Co.	96,079	2,356,818
Robert Half International, Inc.	71,333	1,765,492
Waste Management, Inc.	224,397	7,066,261

		22,843,346

Communications Equipment—2.6%
Ciena Corp. (a) (b)	41,321	416,516
Cisco Systems, Inc. (b)	2,702,642	60,971,603
Corning, Inc. (b)	721,930	11,290,985
Harris Corp.	61,398	2,836,588
JDS Uniphase Corp. (a) (b)	98,082	829,774
Juniper Networks, Inc. (b)	248,681	5,239,709
Motorola, Inc.	1,036,461	7,400,331
QUALCOMM, Inc.	750,776	32,260,845
Tellabs, Inc. (a) (b)	181,897	738,502

		121,984,853

Computers & Peripherals—4.4%
Apple, Inc. (b)	405,308	46,067,307
Dell, Inc. (b)	797,431	13,141,663
EMC Corp. (b)	947,311	11,329,840
Hewlett-Packard Co.	1,120,518	51,812,752
International Business Machines Corp.	619,869	72,499,878
Lexmark International, Inc. (Class A) (b)	40,251	1,310,975
NetApp, Inc. (b)	149,789	2,730,654
QLogic Corp. (b)	60,017	921,861
SanDisk Corp. (a) (b)	102,946	2,012,594
Sun Microsystems, Inc. (a) (b)	344,492	2,618,139
Teradata Corp. (b)	81,667	1,592,507

		206,038,170

Construction & Engineering—0.2%
Fluor Corp.	81,897	4,561,663
Jacobs Engineering Group, Inc.	56,008	3,041,794

		7,603,457

Construction Materials—0.1%
Vulcan Materials Co. (a)	50,252	3,743,774

Consumer Finance—0.7%
American Express Co.	530,442	18,793,560
Capital One Financial Corp. (a)	171,907	8,767,257
Discover Financial Services	219,311	3,030,878
SLM Corp.	213,798	2,638,267

		33,229,962

Containers & Packaging—0.1%
Ball Corp.	44,236	1,746,880
Bemis Co., Inc. (a)	45,594	1,195,019
Pactiv Corp. (b)	59,897	1,487,242

Security Description	Shares	Value

Containers & Packaging—(Continued)
Sealed Air Corp.	72,329	$1,590,515

		6,019,656

Distributors—0.1%
Genuine Parts Co.	74,029	2,976,706

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (b)	48,590	2,881,387
H&R Block, Inc.	150,107	3,414,934

		6,296,321

Diversified Financial Services—4.9%
Bank of America Corp.	2,086,350	73,022,250
CIT Group, Inc. (a)	130,557	908,677
Citigroup, Inc.	2,491,384	51,098,286
CME Group, Inc.	30,698	11,404,614
IntercontinentalExchange, Inc. (b)	34,489	2,782,573
JPMorgan Chase & Co.	1,685,488	78,712,305
Leucadia National Corp. (a)	80,962	3,678,913
Moody’s Corp. (a)	90,313	3,070,642
NYSE Euronext (a)	121,701	4,768,245

		229,446,505

Diversified Telecommunication Services—2.7%
AT&T, Inc.	2,696,175	75,277,206
CenturyTel, Inc.	46,828	1,716,246
Embarq Corp.	65,200	2,643,860
Frontier Communications Corp.	144,557	1,662,406
Qwest Communications International, Inc. (a)	679,105	2,193,509
Verizon Communications, Inc.	1,302,899	41,810,029
Windstream Corp.	201,131	2,200,373

		127,503,629

Electric Utilities—2.1%
Allegheny Energy, Inc. (b)	77,257	2,840,740
American Electric Power Co., Inc.	184,042	6,815,075
Duke Energy Corp.	578,716	10,087,020
Edison International	149,065	5,947,694
Entergy Corp.	87,650	7,801,727
Exelon Corp.	300,744	18,832,589
FirstEnergy Corp.	139,469	9,343,028
FPL Group, Inc.	186,893	9,400,718
Pepco Holdings, Inc.	92,309	2,114,799
Pinnacle West Capital Corp. (a)	46,088	1,585,888
PPL Corp.	171,338	6,342,933
Progress Energy, Inc.	119,865	5,169,777
The Southern Co. (a)	352,377	13,281,089

		99,563,077

Electrical Equipment—0.4%
Cooper Industries, Ltd. (Class A)	79,606	3,180,260
Emerson Electric Co.	355,011	14,480,899
Rockwell Automation, Inc.	66,610	2,487,217

		20,148,376

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-88

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (b)	163,582	$4,851,842
Amphenol Corp. (Class A)	80,890	3,246,924
Jabil Circuit, Inc.	96,094	916,737
Molex, Inc. (a)	65,271	1,465,334
Tyco Electronics, Ltd.	216,092	5,977,105

		16,457,942

Energy Equipment & Services—2.6%
Baker Hughes, Inc.	141,024	8,537,593
BJ Services Co.	134,580	2,574,515
Cameron International Corp. (b)	99,595	3,838,391
ENSCO International, Inc. (a)	65,566	3,778,569
Halliburton Co.	401,190	12,994,544
Nabors Industries, Ltd. (a) (b)	128,176	3,194,146
National Oilwell Varco, Inc. (b)	190,961	9,591,971
Noble Corp.	123,133	5,405,539
Rowan Cos., Inc. (a) (b)	51,702	1,579,496
Schlumberger, Ltd.	548,842	42,859,072
Smith International, Inc.	98,822	5,794,922
Transocean, Inc. (b)	145,963	16,032,576
Weatherford International, Ltd. (b)	311,411	7,828,872

		124,010,206

Exchange Traded Funds—0.6%
SPDR Trust, Series 1 (a)	240,000	27,837,600

Food & Staples Retailing—2.9%
Costco Wholesale Corp.	198,919	12,915,811
CVS Caremark Corp.	656,627	22,102,065
Safeway, Inc.	199,204	4,725,119
Supervalu, Inc.	97,177	2,108,741
SYSCO Corp.	275,425	8,491,353
The Kroger Co.	299,635	8,233,970
Wal-Mart Stores, Inc.	1,025,931	61,443,007
Walgreen Co.	452,893	14,021,567
Whole Foods Market, Inc. (a)	64,183	1,285,585

		135,327,218

Food Products—1.7%
Archer-Daniels-Midland Co.	294,766	6,458,323
Campbell Soup Co.	96,887	3,739,838
ConAgra Foods, Inc. (a)	207,262	4,033,319
Dean Foods Co. (a) (b)	69,703	1,628,262
General Mills, Inc.	153,820	10,570,510
H.J. Heinz Co.	142,889	7,140,163
Hershey Co. (a)	75,823	2,998,041
Kellogg Co.	114,567	6,427,209
Kraft Foods, Inc. (Class A) (a)	694,569	22,747,135
McCormick & Co., Inc.	59,000	2,268,550
Sara Lee Corp.	323,185	4,081,827
Tyson Foods, Inc. (Class A)	137,274	1,639,052
Wm. Wrigley Jr., Co.	98,568	7,826,299

		81,558,528

Security Description	Shares	Value

Gas Utilities—0.1%
Nicor, Inc. (a)	20,657	$916,138
Questar Corp.	79,327	3,246,061

		4,162,199

Health Care Equipment & Supplies—2.3%
Baxter International, Inc.	287,168	18,846,836
Becton, Dickinson & Co.	111,438	8,944,014
Boston Scientific Corp. (b)	686,575	8,424,275
C.R. Bard, Inc.	45,450	4,311,841
Covidien, Ltd.	229,588	12,342,651
Hospira, Inc. (b)	72,952	2,786,766
Intuitive Surgical, Inc. (b)	17,769	4,281,974
Medtronic, Inc.	516,219	25,862,572
St. Jude Medical, Inc. (b)	156,377	6,800,836
Stryker Corp. (a)	113,185	7,051,425
Varian Medical Systems, Inc. (b)	57,120	3,263,266
Zimmer Holdings, Inc. (b)	103,048	6,652,779

		109,569,235

Health Care Providers & Services—1.9%
Aetna, Inc.	215,767	7,791,346
AmerisourceBergen Corp.	72,499	2,729,587
Cardinal Health, Inc.	164,320	8,097,690
Cigna Corp.	125,753	4,273,087
Coventry Health Care, Inc. (b)	67,767	2,205,816
DaVita, Inc. (b)	47,765	2,723,083
Express Scripts, Inc. (b)	112,838	8,329,701
Humana, Inc. (b)	77,272	3,183,606
Laboratory Corp. of America Holdings (a) (b)	50,877	3,535,952
McKesson Corp.	126,235	6,792,705
Medco Health Solutions, Inc. (b)	231,368	10,411,560
Patterson Cos., Inc. (a) (b)	41,671	1,267,215
Quest Diagnostics, Inc. (a)	72,314	3,736,464
Tenet Healthcare Corp. (a) (b)	189,789	1,053,329
UnitedHealth Group, Inc.	557,100	14,144,769
WellPoint, Inc. (b)	233,946	10,941,655

		91,217,565

Health Care Technology—0.0%
IMS Health, Inc.	83,208	1,573,463

Hotels, Restaurants & Leisure—1.2%
Darden Restaurants, Inc. (a)	64,257	1,839,678
International Game Technology	141,648	2,433,513
Marriott International, Inc.	135,201	3,527,394
McDonald’s Corp.	514,565	31,748,660
Starbucks Corp. (a) (b)	334,265	4,970,521
Starwood Hotels & Resorts Worldwide, Inc.	85,425	2,403,859
Wyndham Worldwide Corp.	81,195	1,275,573
Yum! Brands, Inc.	214,452	6,993,280

		55,192,478

Household Durables—0.5%
Black & Decker Corp. (a)	27,437	1,666,798
Centex Corp. (a)	56,537	915,899

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-89

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
D.R. Horton, Inc. (a)	126,024	$1,640,832
Fortune Brands, Inc.	68,591	3,934,380
Harman International Industries, Inc. (a)	26,779	912,361
KB Home (a)	34,437	677,720
Leggett & Platt, Inc. (a)	73,542	1,602,480
Lennar Corp. (Class A) (a)	64,672	982,368
Newell Rubbermaid, Inc.	126,779	2,188,206
Pulte Homes, Inc. (a)	97,750	1,365,567
Snap-On, Inc.	26,279	1,383,852
The Stanley Works (a)	35,952	1,500,636
Whirlpool Corp. (a)	34,058	2,700,459

		21,471,558

Household Products—2.8%
Colgate-Palmolive Co.	231,383	17,434,709
Kimberly-Clark Corp.	189,970	12,317,655
Procter & Gamble Co.	1,388,263	96,748,048
The Clorox Co.	63,179	3,960,692

		130,461,104

Independent Power Producers & Energy Traders—0.1%
Constellation Energy Group	81,590	1,982,637
Dynegy, Inc. (b)	231,299	828,051
The AES Corp. (b)	307,796	3,598,135

		6,408,823

Industrial Conglomerates—3.2%
3M Co.	319,803	21,845,743
General Electric Co.	4,551,437	116,061,643
Textron, Inc.	113,711	3,329,458
Tyco International, Ltd.	217,240	7,607,745

		148,844,589

Insurance—3.0%
Aflac, Inc.	217,877	12,800,274
American International Group, Inc.	1,230,199	4,096,563
Aon Corp.	127,040	5,711,718
Assurant, Inc.	54,259	2,984,245
Cincinnati Financial Corp.	74,293	2,112,893
Genworth Financial, Inc. (Class A)	198,138	1,705,968
Lincoln National Corp.	117,504	5,030,346
Loews Corp. (a)	165,670	6,542,308
Marsh & McLennan Cos., Inc.	234,663	7,452,897
MBIA, Inc. (a) (b)	89,449	1,064,443
MetLife, Inc. (c)	314,173	17,593,688
Principal Financial Group, Inc.	118,570	5,156,609
Prudential Financial, Inc.	195,362	14,066,064
The Allstate Corp.	247,756	11,426,507
The Chubb Corp.	164,963	9,056,469
The Hartford Financial Services Group, Inc.	137,849	5,650,431
The Progressive Corp.	309,078	5,377,957
The Travelers Cos., Inc.	270,304	12,217,741
Torchmark Corp.	39,910	2,386,618
UnumProvident Corp.	158,071	3,967,582
XL Capital, Ltd. (Class A) (a)	142,776	2,561,401

		138,962,722

Security Description	Shares	Value

Internet & Catalog Retail—0.3%
Amazon.com, Inc. (a) (b)	146,151	$10,633,947
Expedia, Inc. (a) (b)	95,738	1,446,601

		12,080,548

Internet Software & Services—1.5%
Akamai Technologies, Inc. (a) (b)	77,375	1,349,420
eBay, Inc. (b)	499,830	11,186,195
Google, Inc. (Class A) (b)	109,338	43,792,056
VeriSign, Inc. (a) (b)	88,397	2,305,394
Yahoo!, Inc. (b)	634,028	10,968,684

		69,601,749

IT Services—1.0%
Affiliated Computer Services, Inc. (Class A) (a) (b)	44,502	2,253,136
Automatic Data Processing, Inc.	232,816	9,952,884
Cognizant Technology Solutions Corp. (Class A) (b)	133,424	3,046,070
Computer Sciences Corp. (a) (b)	69,242	2,782,836
Convergys Corp. (b)	55,737	823,793
Fidelity National Information Services, Inc.	86,800	1,602,328
Fiserv, Inc. (b)	75,051	3,551,413
MasterCard, Inc.	33,097	5,869,091
Paychex, Inc.	146,796	4,848,672
The Western Union Co.	333,595	8,229,789
Total Systems Services, Inc.	90,441	1,483,232
Unisys Corp. (b)	164,508	452,397

		44,895,641

Leisure Equipment & Products—0.1%
Eastman Kodak Co. (a)	131,854	2,027,915
Hasbro, Inc.	57,445	1,994,490
Mattel, Inc.	164,947	2,975,644

		6,998,049

Life Sciences Tools & Services—0.4%
Applied Biosystems, Inc.	77,552	2,656,156
Millipore Corp. (a) (b)	25,250	1,737,200
PerkinElmer, Inc.	54,677	1,365,285
Thermo Fisher Scientific, Inc. (b)	191,708	10,543,940
Waters Corp. (a) (b)	45,288	2,634,856

		18,937,437

Machinery—1.7%
Caterpillar, Inc.	278,501	16,598,660
Cummins, Inc.	92,740	4,054,593
Danaher Corp.	116,737	8,101,548
Deere & Co.	195,365	9,670,567
Dover Corp.	85,944	3,485,029
Eaton Corp.	76,040	4,271,927
Illinois Tool Works, Inc.	182,969	8,132,972
Ingersoll-Rand Co., Ltd. (Class A) (a)	145,733	4,542,498
ITT Corp.	83,152	4,624,083
Paccar, Inc.	166,239	6,348,667
Pall Corp.	54,846	1,886,154
Parker-Hannifin Corp.	76,694	4,064,782

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-90

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Terex Corp.	44,471	$1,357,255
The Manitowoc Co., Inc. (a)	59,604	926,842

		78,065,577

Media—2.6%
CBS Corp. (Class B)	311,079	4,535,532
Comcast Corp. (Class A)	1,335,127	26,208,543
Gannett Co., Inc. (a)	104,367	1,764,846
Interpublic Group of Cos., Inc. (a)	217,996	1,689,469
Meredith Corp. (a)	16,561	464,370
News Corp. (Class A)	1,050,450	12,594,896
Omnicom Group, Inc.	145,858	5,624,284
Scripps Networks Interactive, Inc. (a) (b)	41,120	1,493,067
The DIRECTV Group, Inc. (a) (b)	264,100	6,911,497
The McGraw-Hill Cos., Inc.	145,309	4,593,218
The New York Times Co. (Class A) (a)	53,284	761,428
The Walt Disney Co.	858,505	26,347,518
The Washington Post Co. (Class B)	2,743	1,527,193
Time Warner, Inc.	1,639,218	21,490,148
Viacom, Inc. (Class B) (b)	284,082	7,056,597

		123,062,606

Metals & Mining—0.8%
AK Steel Holding Corp.	51,336	1,330,629
Alcoa, Inc.	372,145	8,403,034
Allegheny Technologies, Inc. (a)	45,884	1,355,872
Freeport-McMoRan Copper & Gold, Inc.	175,669	9,986,783
Newmont Mining Corp.	208,939	8,098,476
Nucor Corp.	144,840	5,721,180
Titanium Metals Corp. (a)	38,933	441,500
United States Steel Corp. (a)	53,754	4,171,848

		39,509,322

Multi-Utilities—1.2%
Ameren Corp.	96,175	3,753,710
CenterPoint Energy, Inc.	156,391	2,278,617
CMS Energy Corp. (a)	103,071	1,285,295
Consolidated Edison, Inc. (a)	124,991	5,369,613
Dominion Resources, Inc.	265,334	11,350,989
DTE Energy Co.	74,619	2,993,714
Integrys Energy Group, Inc.	34,966	1,746,202
NiSource, Inc.	125,465	1,851,864
PG&E Corp.	164,047	6,143,560
Public Service Enterprise Group, Inc.	232,640	7,628,266
Sempra Energy	112,723	5,689,130
TECO Energy, Inc. (a)	97,332	1,531,032
Xcel Energy, Inc. (a)	204,056	4,079,080

		55,701,072

Multiline Retail—0.8%
Big Lots, Inc. (a) (b)	37,528	1,044,404
Dillard’s, Inc. (a)	26,176	308,877
Family Dollar Stores, Inc. (a)	63,914	1,514,762
J.C. Penney Co., Inc. (a)	101,606	3,387,544
Kohl’s Corp. (a) (b)	139,341	6,420,833

Security Description	Shares	Value

Multiline Retail—(Continued)
Macy’s, Inc.	192,409	$3,459,514
Nordstrom, Inc. (a)	72,965	2,102,851
Sears Holdings Corp. (a) (b)	26,027	2,433,524
Target Corp.	345,272	16,935,592

		37,607,901

Office Electronics—0.1%
Xerox Corp.	399,065	4,601,219

Oil, Gas & Consumable Fuels—10.6%
Anadarko Petroleum Corp.	214,337	10,397,488
Apache Corp.	153,019	15,956,821
Cabot Oil & Gas Corp.	47,286	1,708,916
Chesapeake Energy Corp. (a)	238,482	8,551,964
Chevron Corp.	939,965	77,528,313
ConocoPhillips	695,344	50,933,948
Consol Energy, Inc.	83,812	3,846,133
Devon Energy Corp.	202,133	18,434,530
El Paso Corp.	320,815	4,093,599
EOG Resources, Inc.	113,833	10,183,500
Exxon Mobil Corp.	2,376,369	184,548,816
Hess Corp.	129,498	10,629,196
Marathon Oil Corp.	322,805	12,870,235
Massey Energy Co.	38,691	1,380,108
Murphy Oil Corp.	87,128	5,588,390
Noble Energy, Inc.	79,013	4,392,333
Occidental Petroleum Corp.	373,831	26,336,394
Peabody Energy Corp. (a)	124,420	5,598,900
Pioneer Natural Resources Co.	54,746	2,862,121
Range Resources Corp.	70,962	3,042,141
Southwestern Energy Co. (b)	157,014	4,795,208
Spectra Energy Corp.	281,300	6,694,940
Sunoco, Inc. (a)	53,467	1,902,356
Tesoro Corp. (a)	63,089	1,040,338
The Williams Cos., Inc.	263,654	6,235,417
Valero Energy Corp.	239,357	7,252,517
XTO Energy, Inc.	251,328	11,691,779

		498,496,401

Paper & Forest Products—0.3%
International Paper Co. (a)	195,615	5,121,201
MeadWestvaco Corp. (a)	78,149	1,821,653
Weyerhaeuser Co. (a)	96,667	5,856,087

		12,798,941

Personal Products—0.2%
Avon Products, Inc.	194,765	8,096,381
The Estee Lauder Cos., Inc. (Class A) (a)	52,533	2,621,922

		10,718,303

Pharmaceuticals—6.6%
Abbott Laboratories	705,291	40,610,656
Allergan, Inc.	140,693	7,245,689
Barr Pharmaceuticals, Inc. (b)	49,792	3,251,418
Bristol-Myers Squibb Co.	905,717	18,884,199

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-91

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Eli Lilly & Co.	457,758	$20,155,085
Forest Laboratories, Inc. (b)	139,482	3,944,551
Johnson & Johnson	1,278,542	88,577,390
King Pharmaceuticals, Inc. (b)	112,774	1,080,375
Merck & Co., Inc.	980,228	30,935,996
Mylan, Inc. (a)	139,310	1,590,920
Pfizer, Inc.	3,084,150	56,871,726
Schering-Plough Corp.	743,743	13,736,933
Watson Pharmaceuticals, Inc. (a) (b)	47,795	1,362,157
Wyeth	610,074	22,536,134

		310,783,229

Real Estate Investment Trusts—1.3%
Apartment Investment & Management Co. (Class A) (a)	39,172	1,371,803
AvalonBay Communities, Inc. (a)	35,250	3,469,305
Boston Properties, Inc.	54,816	5,134,067
Developers Diversified Realty Corp. (a)	55,027	1,743,806
Equity Residential	123,955	5,504,841
General Growth Properties, Inc. (a)	104,108	1,572,031
HCP, Inc. (a)	115,131	4,620,207
Host Hotels & Resorts, Inc. (a)	237,668	3,158,608
Kimco Realty Corp. (a)	103,893	3,837,807
Plum Creek Timber Co., Inc. (a)	78,294	3,903,739
ProLogis	120,087	4,955,990
Public Storage, Inc. (a)	57,296	5,672,877
Simon Property Group, Inc.	102,962	9,987,314
Vornado Realty Trust	62,663	5,699,200

		60,631,595

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc. (a) (b)	78,693	1,052,125

Road & Rail—1.1%
Burlington Northern Santa Fe Corp.	129,210	11,942,880
CSX Corp.	186,505	10,177,578
Norfolk Southern Corp.	171,662	11,365,741
Ryder System, Inc.	25,829	1,601,398
Union Pacific Corp.	232,956	16,577,149

		51,664,746

Semiconductors & Semiconductor Equipment—2.2%
Advanced Micro Devices, Inc. (a) (b)	277,803	1,458,466
Altera Corp. (b)	137,628	2,846,147
Analog Devices, Inc.	132,885	3,501,520
Applied Materials, Inc.	613,838	9,287,369
Broadcom Corp. (b)	201,927	3,761,900
Intel Corp.	2,572,186	48,177,044
KLA-Tencor Corp. (a)	79,253	2,508,357
Linear Technology Corp. (a)	101,352	3,107,452
LSI Logic Corp. (a) (b)	294,470	1,578,359
MEMC Electronic Materials, Inc. (b)	103,352	2,920,728
Microchip Technology, Inc. (a)	84,242	2,479,242
Micron Technology, Inc. (a) (b)	348,192	1,410,178
National Semiconductor Corp.	89,201	1,535,149
Novellus Systems, Inc. (a) (b)	45,363	890,929

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
NVIDIA Corp. (b)	254,648	$2,727,280
Teradyne, Inc. (b)	77,258	603,385
Texas Instruments, Inc.	599,754	12,894,711
Xilinx, Inc. (a)	126,480	2,965,956

		104,654,172

Software—3.7%
Adobe Systems, Inc. (b)	242,694	9,579,132
Autodesk, Inc. (b)	102,921	3,453,000
BMC Software, Inc. (b)	86,942	2,489,149
CA, Inc. (a)	180,205	3,596,892
Citrix Systems, Inc. (a) (b)	83,442	2,107,745
Compuware Corp. (b)	116,619	1,130,038
Electronic Arts, Inc. (b)	145,868	5,395,657
Intuit, Inc. (b)	146,868	4,642,497
Microsoft Corp.	3,592,483	95,883,371
Novell, Inc. (b)	157,961	811,920
Oracle Corp. (b)	1,792,770	36,411,159
Salesforce.com, Inc. (b)	47,610	2,304,324
Symantec Corp. (a) (b)	383,906	7,516,880

		175,321,764

Specialty Retail—1.7%
Abercrombie & Fitch Co. (Class A)	39,822	1,570,978
AutoNation, Inc. (a) (b)	49,303	554,166
AutoZone, Inc. (b)	19,113	2,357,397
Bed Bath & Beyond, Inc. (a) (b)	119,144	3,742,313
Best Buy Co., Inc. (a)	154,543	5,795,363
GameStop Corp. (Class A) (b)	74,739	2,556,821
Limited Brands, Inc. (a)	130,569	2,261,455
Lowe’s Cos., Inc.	670,580	15,886,040
Office Depot, Inc. (b)	125,813	732,232
RadioShack Corp. (a)	59,997	1,036,748
Staples, Inc.	325,316	7,319,610
The Gap, Inc.	214,822	3,819,535
The Home Depot, Inc.	777,084	20,118,705
The Sherwin-Williams Co. (a)	45,142	2,580,317
Tiffany & Co.	56,736	2,015,263
TJX Cos., Inc.	191,889	5,856,452

		78,203,395

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc. (b)	154,133	3,859,491
Jones Apparel Group, Inc.	38,171	706,545
Liz Claiborne, Inc. (a)	43,362	712,438
Nike, Inc.	179,499	12,008,483
Polo Ralph Lauren Corp. (a)	26,011	1,733,373
VF Corp.	39,862	3,081,731

		22,102,061

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc. (a)	237,762	4,386,709
MGIC Investment Corp. (a)	57,221	402,264
Sovereign Bancorp, Inc. (a) (b)	248,639	982,124

		5,771,097

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-92

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Tobacco—1.7%
Altria Group, Inc.	942,370	$18,696,621
Lorillard, Inc.	79,576	5,661,832
Philip Morris International, Inc.	943,048	45,360,609
Reynolds American, Inc. (a)	77,776	3,781,469
UST, Inc. (a)	67,507	4,491,916

		77,992,447

Trading Companies & Distributors—0.1%
Fastenal Co.	59,122	2,920,036
W.W. Grainger, Inc.	29,648	2,578,486

		5,498,522

Wireless Telecommunication Services—0.3%
American Tower Corp. (Class A) (b)	180,237	6,483,125
Sprint Nextel Corp. (b)	1,305,854	7,965,709

		14,448,834

Total Common Stock (Identified Cost $4,631,416,481)		4,679,006,351

Units—0.1%

Hotels, Restaurants & Leisure—0.1%
Carnival Corp.	199,915	7,066,995

Total Units (Identified Cost $7,978,025)		7,066,995

Short Term Investments—10.7%
Security Description	Face Amount/Shares	Value

Discount Notes—0.2%
Federal Home Loan Bank 0.068%, 10/01/08	$6,600,000	$6,600,000

Mutual Funds—10.5%
State Street Navigator Securities Lending Prime Portfolio (d)	493,647,428	493,647,428

Total Short Term Investments (Identified Cost $500,247,428)		500,247,428

Total Investments—110.5% (Identified Cost $5,139,641,934) (e)		5,186,320,774
Liabilities in excess of other assets		(494,076,619)

Total Net Assets—100%		$4,692,244,155

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $517,112,336 and the collateral received consisted of cash in the amount of $493,647,428 and non-cash collateral with a value of $5,035,647. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Affiliated Issuer. See below.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $5,141,438,149 and the composition of unrealized appreciation and depreciation of investment securities was $956,412,166 and $(911,529,541), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2008	Net Unrealized Depreciation
S&P 500 Index Futures	12/18/2008	30	$9,207,525	$8,767,500	$(440,025)

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2007	Shares Purchased Since 12/31/2007	Shares Sold Since 12/31/2007	Number of Shares Held on 9/30/2008	Realized Gain on Shares Sold	Income For Period Ended 9/30/2008
MetLife, Inc.	349,275	5,487	(40,589)	314,173	$1,039,986	$0

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-93

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$5,179,720,774	$(440,025)
Level 2—Other Significant Observable Inputs	6,600,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$5,186,320,774	$(440,025)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-94

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—58.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
Lockheed Martin Corp.	223,559	$24,517,716
Northrop Grumman Corp.	174,586	10,569,436
Raytheon Co.	16,010	856,695
United Technologies Corp.	212,240	12,747,134

		48,690,981

Air Freight & Logistics—0.2%
United Parcel Service, Inc. (Class B)	54,770	3,444,485

Auto Components—0.6%
Johnson Controls, Inc.	261,290	7,924,926

Automobiles—0.2%
Harley-Davidson, Inc. (a)	67,060	2,501,338

Beverages—1.6%
Diageo, Plc.(GBP)	431,386	7,312,358
Heineken NV(EUR)	44,970	1,812,504
Molson Coors Brewing Co.	22,900	1,070,575
Pepsi Bottling Group, Inc.	9,700	282,949
PepsiCo, Inc.	145,105	10,341,633
The Coca-Cola Co.	43,400	2,294,992

		23,115,011

Biotechnology—0.4%
Amgen, Inc. (b)	44,480	2,636,330
Genzyme Corp. (b)	37,100	3,001,019

		5,637,349

Building Products—0.1%
Masco Corp. (a)	65,480	1,174,711

Capital Markets—3.8%
Franklin Resources, Inc.	71,930	6,339,191
Invesco, Ltd. (a)	112,680	2,364,026
Merrill Lynch & Co., Inc. (a)	181,186	4,584,006
State Street Corp.	175,750	9,996,660
The Bank of New York Mellon Corp.	512,820	16,707,676
The Goldman Sachs Group, Inc.	107,990	13,822,720

		53,814,279

Chemicals—1.2%
Air Products & Chemicals, Inc.	70,104	4,801,423
PPG Industries, Inc. (a)	205,720	11,997,590

		16,799,013

Commercial Banks—1.1%
East West Bancorp, Inc. (a)	63,350	867,895
PNC Financial Services Group, Inc.	126,530	9,451,791
SunTrust Banks, Inc. (a)	107,130	4,819,779

		15,139,465

Communications Equipment—0.2%
Cisco Systems, Inc. (b)	34,960	788,698

Security Description	Shares	Value

Communications Equipment—(Continued)
Nokia Corp. (ADR)	114,620	$2,137,663

		2,926,361

Computers & Peripherals—1.2%
Hewlett-Packard Co.	43,080	1,992,019
International Business Machines Corp.	129,480	15,143,981

		17,136,000

Consumer Finance—0.1%
American Express Co.	57,060	2,021,636

Diversified Financial Services—3.3%
Bank of America Corp.	561,104	19,638,640
Deutsche Boerse AG (EUR)	27,760	2,531,246
JPMorgan Chase & Co.	533,150	24,898,105

		47,067,991

Diversified Telecommunication Services—2.4%
AT&T, Inc.	712,454	19,891,716
Embarq Corp.	218,735	8,869,704
Rogers Communications, Inc. (CAD)	89,990	2,930,894
Verizon Communications, Inc.	96,127	3,084,716

		34,777,030

Electric Utilities—1.6%
American Electric Power Co., Inc.	132,900	4,921,287
DPL, Inc. (a)	72,830	1,806,184
Entergy Corp.	27,458	2,444,037
FPL Group, Inc.	148,420	7,465,526
Pepco Holdings, Inc.	75,780	1,736,120
PPL Corp.	112,106	4,150,164

		22,523,318

Electronic Equipment & Instruments—0.2%
Flextronics International, Ltd. (b)	410,390	2,905,561

Energy Equipment & Services—0.7%
Exterran Holdings, Inc. (b)	39,000	1,246,440
Halliburton Co. (a)	79,110	2,562,373
Helix Energy Solutions Group, Inc. (a) (b)	66,610	1,617,291
Noble Corp.	93,480	4,103,772
North American Energy Partners, Inc. (b)	71,520	741,662

		10,271,538

Food & Staples Retailing—1.6%
CVS Caremark Corp.	326,953	11,005,238
The Kroger Co.	114,370	3,142,887
Wal-Mart Stores, Inc.	75,930	4,547,448
Walgreen Co. (a)	125,000	3,870,000

		22,565,573

Food Products—1.7%
General Mills, Inc.	48,340	3,321,925
Kellogg Co.	128,730	7,221,753

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-95

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Nestle S.A. (CHF)	314,967	$13,685,055

		24,228,733

Health Care Equipment & Supplies—0.5%
Advanced Medical Optics, Inc. (a) (b)	142,500	2,533,650
The Cooper Cos., Inc. (a)	40,390	1,403,956
Zimmer Holdings, Inc. (b)	59,790	3,860,043

		7,797,649

Health Care Providers & Services—0.8%
DaVita, Inc. (b)	48,900	2,787,789
UnitedHealth Group, Inc.	121,690	3,089,709
WellPoint, Inc. (b)	112,270	5,250,868

		11,128,366

Hotels, Restaurants & Leisure—0.7%
Royal Caribbean Cruises, Ltd. (a)	301,020	6,246,165
Wyndham Worldwide Corp. (a)	210,710	3,310,254

		9,556,419

Household Durables—0.5%
Jarden Corp. (a) (b)	171,140	4,013,233
Pulte Homes, Inc. (a)	207,380	2,897,099
Toll Brothers, Inc. (a) (b)	9,640	243,217

		7,153,549

Household Products—0.9%
Procter & Gamble Co.	103,650	7,223,369
The Clorox Co.	85,580	5,365,010

		12,588,379

Independent Power Producers & Energy Traders—0.3%
NRG Energy, Inc. (a) (b)	180,480	4,466,880

Industrial Conglomerates—0.8%
3M Co.	138,300	9,447,273
General Electric Co.	66,855	1,704,803

		11,152,076

Insurance—3.8%
Aon Corp.	25,420	1,142,883
Aspen Insurance Holdings, Ltd.	65,250	1,794,375
Conseco, Inc. (b)	143,160	503,923
Genworth Financial, Inc. (Class A)	787,490	6,780,289
Max Capital Group, Ltd. (a)	136,040	3,160,209
PartnerRe, Ltd.	11,500	783,035
Prudential Financial, Inc.	56,870	4,094,640
The Allstate Corp.	439,556	20,272,323
The Chubb Corp.	59,910	3,289,059
The Hartford Financial Services Group, Inc.	62,187	2,549,045
The Travelers Cos., Inc.	211,310	9,551,212

		53,920,993

Security Description	Shares	Value

Internet Software & Services—0.0%
Google, Inc. (Class A) (b)	520	$208,270

IT Services—1.2%
Accenture, Ltd. (Class A)	157,059	5,968,242
Automatic Data Processing, Inc.	72,960	3,119,040
Fidelity National Information Services, Inc.	107,720	1,988,511
Lender Processing Services, Inc. (a)	53,850	1,643,502
The Western Union Co.	47,970	1,183,420
Visa, Inc.	43,860	2,692,566

		16,595,281

Machinery—1.2%
Danaher Corp. (a)	57,080	3,961,352
Eaton Corp.	79,330	4,456,759
Ingersoll-Rand Co., Ltd. (Class A)	47,230	1,472,159
Kennametal, Inc.	108,990	2,955,809
Timkin Co.	156,660	4,441,311

		17,287,390

Media—1.6%
Omnicom Group, Inc.	243,510	9,389,746
The Walt Disney Co.	282,090	8,657,342
Time Warner Cable, Inc. (Class A) (a) (b)	125,510	3,037,342
WPP Group, Plc. (GBP)	204,410	1,661,120

		22,745,550

Metals & Mining—0.0%
Century Aluminum Co. (a) (b)	24,170	669,267

Multi-Utilities—1.6%
CMS Energy Corp. (a)	92,620	1,154,971
Dominion Resources, Inc.	100,402	4,295,198
PG&E Corp. (a)	251,390	9,414,555
Public Service Enterprise Group, Inc.	137,960	4,523,708
Sempra Energy	63,680	3,213,930

		22,602,362

Multiline Retail—0.7%
Macy’s, Inc.	483,090	8,685,958
Nordstrom, Inc. (a)	32,700	942,414

		9,628,372

Oil, Gas & Consumable Fuels—9.0%
Anadarko Petroleum Corp.	43,000	2,085,930
Apache Corp.	150,970	15,743,151
Chevron Corp.	149,296	12,313,934
ConocoPhillips	52,300	3,830,975
Devon Energy Corp.	125,090	11,408,208
El Paso Corp. (a)	191,960	2,449,410
EOG Resources, Inc.	30,510	2,729,425
Exxon Mobil Corp.	386,864	30,043,858
Hess Corp.	143,620	11,788,330
Marathon Oil Corp.	228,550	9,112,288
Sunoco, Inc. (a)	52,040	1,851,583
The Williams Cos., Inc.	238,820	5,648,093

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-96

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Total S.A. (ADR)	301,560	$18,298,661
Ultra Petroleum Corp. (b)	21,500	1,189,810

		128,493,656

Pharmaceuticals—3.2%
Abbott Laboratories	28,658	1,650,128
GlaxoSmithKline, Plc. (GBP)	96,520	2,088,070
Johnson & Johnson	166,358	11,525,282
Merck & Co., Inc.	341,703	10,784,147
Merck KGaA (EUR) (a)	27,700	2,974,259
Pfizer, Inc.	67,070	1,236,771
Roche Holding AG (CHF) (b)	13,910	2,178,269
Wyeth	370,760	13,695,874

		46,132,800

Road & Rail—0.2%
Burlington Northern Santa Fe Corp.	27,545	2,545,984

Semiconductors & Semiconductor Equipment—0.7%
Intel Corp.	534,270	10,006,877

Software—1.2%
Oracle Corp. (b)	816,880	16,590,833
Synopsys, Inc. (b)	17,780	354,711

		16,945,544

Specialty Retail—0.6%
AnnTaylor Stores Corp. (b)	72,300	1,492,272
Staples, Inc.	208,030	4,680,675
The Sherwin-Williams Co. (a)	46,790	2,674,516

		8,847,463

Textiles, Apparel & Luxury Goods—0.7%
Nike, Inc.	147,250	9,851,025

Thrifts & Mortgage Finance—0.2%
New York Community Bancorp, Inc. (a)	60,480	1,015,459
Sovereign Bancorp, Inc. (a) (b)	553,050	2,184,548

		3,200,007

Tobacco—1.8%
Altria Group, Inc.	66,986	1,329,002
Lorillard, Inc.	73,310	5,216,007
Philip Morris International, Inc.	393,380	18,921,578

		25,466,587

Trading Companies & Distributors—0.7%
W.W. Grainger, Inc. (a)	85,630	7,447,241
WESCO International, Inc. (a)	97,850	3,148,813

		10,596,054

Wireless Telecommunication Services—0.2%
América Movil S.A. de C.V. (ADR)	8,300	384,788
Vodafone Group, Plc. (ADR)	118,313	2,614,717

		2,999,505

Total Common Stock (Identified Cost $927,572,884)		837,251,604

Fixed Income—40.3%
Security Description	Face Amount	Value

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$1,718,000	$1,603,346

Asset Backed—0.4%
Bayview Financial (144A) 4.509%, 12/28/40 (c)	1,510,000	1,087,539
Capital Trust, Ltd. 5.160%, 06/25/35	1,600,000	1,346,750
Connecticut RRB Special Purpose Trust 6.210%, 12/30/11 (c)	300,000	306,190
Countrywide Asset-Backed Certificates 4.575%, 07/25/35	3,023	2,960
4.823%, 08/25/35	34,156	33,617
5.689%, 10/25/36	930,000	701,558
GMAC Mortgage Corp. Loan Trust 5.805%, 10/25/36 (c)	1,077,000	571,021
Jet Equipment Trust (144A) 11.440%, 11/01/14 (d) (e) (f)	300,000	0
Residential Asset Mortgage Products, Inc. 4.971%, 09/25/34	752,000	725,639
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35	1,190,000	529,780

		5,305,054

Beverages—0.4%
Diageo, Plc. 5.500%, 04/01/13	2,140,000	2,153,934
Dr. Pepper Snapple Group, Inc. (144A) 6.120%, 05/01/13	430,000	426,768
6.820%, 05/01/18	533,000	514,482
Miller Brewing Co. (144A) 5.500%, 08/15/13	2,921,000	2,881,651

		5,976,835

Capital Markets—0.5%
Lehman Brothers Holdings, Inc. (d) 6.500%, 07/19/17	1,540,000	1,925
Merrill Lynch & Co., Inc. 6.110%, 01/29/37	1,270,000	881,654
6.150%, 04/25/13	1,160,000	1,071,906
Morgan Stanley 5.750%, 10/18/16	1,156,000	716,857
6.625%, 04/01/18	713,000	471,857
6.750%, 04/15/11	1,180,000	873,336
Morgan Stanley Capital 3.875%, 01/15/09	1,870,000	1,720,434
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,972,000	1,399,700

		7,137,669

Chemicals—0.1%
PPG Industries, Inc. 5.750%, 03/15/13	1,511,000	1,498,989

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-97

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—0.5%
Bank One Corp. 8.000%, 04/29/27	$100,000	$96,080
Nordea Bank (144A) 5.424%, 12/29/49 (c)	610,000	495,278
Royal Bank of Scotland Group, Plc. (144A) 6.990%, 10/29/49 (c)	360,000	268,290
U.S. Bancorp 7.500%, 06/01/26	400,000	407,891
Unicredito Italiano Capital Trust (144A) 9.200%, 10/05/49 (c)	1,412,000	1,353,232
Wachovia Corp. 5.250%, 08/01/14	3,334,000	2,044,359
WOORI Bank 6.125%, 05/03/16 (c)	2,620,000	2,380,637

		7,045,767

Commercial Mortgage-Backed Securities—2.4%
Banc of America Commercial Mortgage, Inc. 5.482%, 01/15/17 (c)	272,233	208,401
BlackRock Capital Finance, L.P. 7.750%, 09/25/26	97,384	28,241
Bruce Mansfield Unit 6.850%, 06/01/34	2,390,000	2,485,972
Chase Commercial Mortgage Securities Corp. 7.543%, 07/15/32	19,717	19,725
Citigroup Commercial Mortgage Trust 5.889%, 12/10/49 (c)	3,630,000	3,102,630
Countrywide Commercial Mortgage Trust 5.652%, 02/12/39 (c)	560,000	458,756
Credit Suisse Mortgage Capital Certificates 5.343%, 12/15/39	880,078	692,782
5.695%, 09/15/40 (c)	1,735,738	1,469,824
GE Capital Commercial Mortgage Corp. 5.518%, 03/10/44 (c)	1,000,000	811,232
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	31,818
Greenwich Capital Commercial Funding Corp. 4.305%, 08/10/42	326,945	320,449
4.915%, 01/05/36 (c)	500,000	463,278
5.317%, 06/10/36 (c)	1,341,434	1,263,793
5.475%, 02/10/17	3,025,000	2,313,072
JPMorgan Chase Commercial Mortgage Securities Corp. 4.780%, 07/15/42	1,384,000	1,150,985
4.948%, 09/12/37 (c)	1,400,000	1,171,956
5.378%, 05/15/41 (c)	1,292,933	1,207,899
5.475%, 04/15/43 (c)	2,260,000	1,990,802
5.552%, 05/12/45	949,000	834,876
6.007%, 06/15/49 (c)	1,900,000	1,625,718
6.065%, 04/15/45 (c)	2,260,000	2,043,581
Merrill Lynch Mortgage Trust 6.023%, 07/12/17 (c)	929,000	525,865
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.810%, 06/12/50 (c)	1,735,738	1,482,650
Morgan Stanley Capital I, Inc. 5.150%, 06/13/41	250,000	234,798

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital I, Inc. (144A) 0.775%, 11/15/30 (c) (g)	$8,184,448	$167,692
Multi-Family Capital Access One, Inc. 6.650%, 01/15/24	126,588	126,364
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,282,107	957,259
Structured Asset Securities Corp. 4.670%, 03/25/35	406,033	346,473
The Bear Stearns Commercial Mortgage Securities, Inc. 4.680%, 08/13/39	150,000	138,961
Wachovia Bank Commercial Mortgage Trust 4.847%, 10/15/41	2,245,000	2,006,455
5.795%, 07/15/45 (c)	1,360,000	1,114,272
6.100%, 02/15/51 (c)	3,000,000	2,581,143
6.159%, 06/15/45 (c)	1,530,000	1,280,677

		34,658,399

Commercial Services & Supplies—0.2%
The Western Union Co. 5.400%, 11/17/11	2,140,000	2,158,941
Waste Management, Inc. 7.375%, 08/01/10	1,061,000	1,098,696

		3,257,637

Construction & Engineering—0.1%
CRH America, Inc. 6.950%, 03/15/12	1,409,000	1,408,985

Consumer Finance—0.2%
American Express Co. 5.500%, 09/12/16	1,997,000	1,704,314
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	998,138
Dean Witter Discover & Co. 6.750%, 01/01/16	260,000	170,229

		2,872,681

Diversified Financial Services—1.6%
Bank of America Corp. (144A) 5.490%, 03/15/19	696,000	539,170
Citigroup, Inc. 5.000%, 09/15/14	1,105,000	847,217
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (c)	1,190,000	1,211,991
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (a)	1,419,000	1,265,790
Duke Capital, LLC 8.000%, 10/01/19	1,253,000	1,300,286
Enel Finance International S.A. 6.250%, 09/15/17	1,494,000	1,486,366
General Electric Capital Corp. 5.250%, 12/06/17	660,000	577,521
5.375%, 10/20/16	685,000	604,496

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-98

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
General Electric Capital Corp. 5.450%, 01/15/13	$572,000	$534,390
GlaxoSmithKline Capital, Inc. 4.850%, 05/15/13	546,000	536,022
HSBC Finance Corp. 5.250%, 01/14/11	1,300,000	1,277,301
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	744,728
MUFG Capital Finance 6.346%, 07/29/49 (c)	1,711,000	1,294,900
Natixis 10.000%, 04/29/49 (c)	1,749,000	1,623,054
ORIX Corp. 5.480%, 11/22/11	2,170,000	1,993,948
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	956,729
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	668,054
UBS Preferred Funding Trust V 6.243%, 05/12/49 (c)	2,180,000	1,679,777
UFJ Finance Aruba AEC 6.750%, 07/15/13	1,320,000	1,384,029
Unicredit Luxembourg Finance S.A. 6.000%, 10/31/17	1,520,000	1,293,566
ZFS Finance USA Trust I (144A) 5.875%, 05/09/32 (c)	500,000	341,050
6.500%, 05/09/37 (c)	1,950,000	1,306,500

		23,466,885

Diversified Telecommunication Services—0.5%
AT&T, Inc. 6.500%, 09/01/37	1,077,000	916,182
BellSouth Corp. 6.550%, 06/15/34 (a)	1,212,000	1,039,084
France Telecom S.A. 7.750%, 03/01/11 (c)	346,000	363,124
Telus Corp. 8.000%, 06/01/11	1,918,000	2,031,296
Verizon New York, Inc. 6.875%, 04/01/12	3,102,000	3,101,876

		7,451,562

Electric Utilities—1.0%
Entergy Louisiana, LLC 8.090%, 01/02/17	677,028	686,330
Exelon Generation Co., LLC 6.200%, 10/01/17	860,000	755,785
6.950%, 06/15/11	2,478,000	2,509,397
FirstEnergy Corp. 6.450%, 11/15/11	2,426,000	2,437,572
Hydro-Quebec 6.300%, 05/11/11	1,600,000	1,719,504
MidAmerican Energy Holdings Co. 5.875%, 10/01/12	768,000	761,257
6.125%, 04/01/36	602,000	506,330

Security Description	Face Amount	Value

Electric Utilities—(Continued)
Oncor Electric Delivery Co. 7.000%, 09/01/22	$1,825,000	$1,532,325
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	99,510
PSE&G Power, LLC 5.500%, 12/01/15	977,000	881,420
6.950%, 06/01/12	1,000,000	1,019,990
System Energy Resources, Inc. (144A) 5.129%, 01/15/14	604,544	601,019
United Energy Distribution Holdings, Ltd. (144A)
5.450%, 04/15/16	50,000	51,730

		13,562,169

Electronic Equipment & Instruments—0.1%
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,385,000	1,332,766

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	1,202,000	1,217,158
7.750%, 03/15/32	625,000	596,491

		1,813,649

Federal Agencies—17.8%
Federal Home Loan Mortgage Corp. 4.125%, 11/18/09 (a)	3,100,000	3,130,529
4.500%, 05/01/18	396,819	390,487
4.500%, 08/01/18	612,714	602,937
4.500%, 11/01/18	580,446	571,184
4.500%, 01/01/19	1,052,366	1,035,574
4.500%, 08/01/19	59,562	58,425
4.500%, 02/01/20	407,878	400,095
4.500%, 04/01/35	1,228,910	1,165,772
5.000%, 12/01/17	25,031	25,101
5.000%, 05/01/18	256,462	257,512
5.000%, 06/01/18	37,514	37,572
5.000%, 09/01/18	580,315	581,212
5.000%, 12/01/18	82,452	82,579
5.000%, 02/01/19	665,165	664,114
5.000%, 05/01/19	494,494	495,213
5.000%, 06/01/19	292,998	292,535
5.000%, 09/01/33	2,353,746	2,300,140
5.000%, 11/01/33	1,323,102	1,292,968
5.000%, 03/01/34	407,734	398,065
5.000%, 04/01/34	430,175	419,975
5.000%, 05/01/35	521,772	509,074
5.000%, 07/01/35	1,231,516	1,201,544
5.000%, 08/01/35	1,304,090	1,272,353
5.000%, 09/01/35	760,472	741,965
5.000%, 10/01/35	4,475,413	4,366,494
5.000%, 11/01/35	427,310	416,911
5.500%, 08/23/17 (a)	7,900,000	8,358,413
5.500%, 01/01/19	122,500	123,975
5.500%, 04/01/19	71,660	72,702
5.500%, 06/01/19	51,193	51,809

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-99

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
5.500%, 07/01/19	$183,465	$185,674
5.500%, 08/01/19	59,623	60,341
5.500%, 12/01/19	99,665	100,865
5.500%, 02/01/20	26,799	27,046
5.500%, 10/01/24	644,704	646,411
5.500%, 06/01/25	1,113,894	1,115,415
5.500%, 07/01/25	496,678	497,356
5.500%, 08/01/25	762,858	763,900
5.500%, 09/01/25	685,010	685,946
5.500%, 05/01/33	2,680,070	2,673,827
5.500%, 12/01/33	1,825,042	1,820,790
5.500%, 01/01/34	1,804,824	1,800,619
5.500%, 04/01/34	286,578	285,642
5.500%, 10/01/34	162,746	162,214
5.500%, 11/01/34	236,455	235,683
5.500%, 12/01/34	360,521	359,344
5.500%, 05/01/35	138,830	138,290
5.500%, 09/01/35	400,072	398,515
5.500%, 10/01/35	635,048	632,576
6.000%, 04/01/16	95,481	97,243
6.000%, 04/01/17	172,580	175,769
6.000%, 07/01/17	86,897	88,503
6.000%, 10/01/17	122,786	125,055
6.000%, 08/01/19	821,650	836,880
6.000%, 09/01/19	227,824	232,047
6.000%, 11/01/19	135,764	138,277
6.000%, 05/01/21	440,717	448,910
6.000%, 10/01/21	605,590	616,848
6.000%, 02/01/23	772,818	788,944
6.000%, 12/01/25	320,593	325,791
6.000%, 02/01/26	330,529	335,888
6.000%, 04/01/34	180,272	183,055
6.000%, 07/01/34	664,871	675,134
6.000%, 08/01/34	3,852,911	3,912,383
6.000%, 09/01/34	81,931	83,195
6.000%, 07/01/35	365,586	370,601
6.000%, 08/01/35	446,884	453,014
6.000%, 11/01/35	1,098,974	1,114,049
6.000%, 03/01/36	512,784	519,577
6.000%, 10/01/36	800,022	812,371
6.000%, 11/01/36	305,310	309,355
6.000%, 01/01/37	830,434	841,435
6.000%, 03/01/37	673,234	682,153
6.000%, 05/01/37	1,697,601	1,720,091
6.000%, 06/01/37	1,299,516	1,316,732
6.500%, 05/01/34	144,308	148,584
6.500%, 06/01/34	194,353	200,112
6.500%, 08/01/34	807,104	831,019
6.500%, 10/01/34	715,332	739,210
6.500%, 11/01/34	406,256	418,294
6.500%, 05/01/37	423,888	435,123
6.500%, 07/01/37	1,759,979	1,806,629
Federal National Mortgage Association 0.990%, 04/01/13 (c)	78,464	77,295
3.000%, 07/12/10 (a)	787,000	785,207

Security Description	Face Amount	Value

Federal Agencies—(Continued)
4.010%, 08/01/13 (c)	$147,089	$139,887
4.020%, 08/01/13 (c)	586,577	559,586
4.500%, 04/01/18	450,589	443,963
4.500%, 06/01/18	1,027,409	1,012,300
4.500%, 07/01/18	1,266,588	1,247,961
4.500%, 03/01/19	666,885	654,994
4.500%, 06/01/19	2,414,449	2,371,397
4.500%, 04/01/20	559,753	549,772
4.500%, 07/01/20	302,252	296,863
4.500%, 11/01/20	697,897	683,272
4.500%, 08/01/33	2,046,726	1,944,196
4.500%, 02/01/35	683,569	648,471
4.500%, 09/01/35	699,436	662,649
4.589%, 05/01/14 (c)	838,173	813,537
4.630%, 04/01/14	365,245	354,272
4.700%, 03/01/15	612,031	591,093
4.845%, 06/01/13	91,904	90,569
4.848%, 08/01/14 (c)	921,996	903,137
4.872%, 02/01/14 (c)	654,666	643,688
4.880%, 03/01/20	449,241	434,291
4.926%, 04/01/15 (c)	2,085,464	2,039,666
4.940%, 08/01/15	50,000	48,867
5.000%, 11/01/17	683,476	686,580
5.000%, 02/01/18	2,731,516	2,743,886
5.000%, 12/01/18	1,758,163	1,763,948
5.000%, 06/01/19	1,221,577	1,221,780
5.000%, 07/01/19	1,159,563	1,159,755
5.000%, 09/01/19	740,437	740,560
5.000%, 11/01/19	182,890	182,920
5.000%, 12/01/19	56,547	56,557
5.000%, 01/01/20	61,607	61,425
5.000%, 07/01/20	1,323,608	1,319,691
5.000%, 08/01/20	335,856	334,862
5.000%, 11/01/33	1,410,477	1,378,794
5.000%, 03/01/34	1,372,373	1,341,193
5.000%, 04/01/34	439,073	428,799
5.000%, 05/01/34	437,351	427,118
5.000%, 08/01/34	475,228	464,108
5.000%, 09/01/34	1,659,575	1,620,741
5.000%, 12/01/34	253,618	247,684
5.000%, 01/01/35	480,563	469,318
5.000%, 03/01/35	756,669	739,534
5.000%, 06/01/35	2,047,293	1,998,107
5.000%, 07/01/35	7,090,521	6,920,173
5.000%, 08/01/35	2,569,979	2,508,236
5.000%, 08/01/36	505,165	493,028
5.370%, 02/01/13 (c)	382,660	384,071
5.370%, 05/01/18	630,000	609,186
5.466%, 11/01/15 (c)	431,956	433,355
5.500%, 11/01/17	1,069,758	1,088,990
5.500%, 12/01/17	193,766	197,250
5.500%, 01/01/18	711,556	724,348
5.500%, 02/01/18	609,693	619,511
5.500%, 12/01/18	309,097	314,074
5.500%, 06/01/19	1,030,664	1,044,684
5.500%, 07/01/19	1,027,882	1,041,866

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-100

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
5.500%, 08/01/19	$391,890	$397,220
5.500%, 09/01/19	675,730	684,921
5.500%, 11/01/19	60,752	61,578
5.500%, 12/01/19	180,003	182,452
5.500%, 01/01/21	507,570	513,047
5.500%, 03/01/21	725,672	732,596
5.500%, 05/01/25	626,871	635,500
5.500%, 06/01/25	572,938	574,561
5.500%, 02/01/33	621,801	621,907
5.500%, 04/01/33	236,381	236,421
5.500%, 05/01/33	52,708	52,717
5.500%, 06/01/33	2,017,739	2,018,083
5.500%, 07/01/33	2,549,337	2,549,772
5.500%, 11/01/33	1,946,059	1,946,391
5.500%, 12/01/33	305,502	305,554
5.500%, 01/01/34 (c)	447,751	447,827
5.500%, 01/01/34	708,368	708,489
5.500%, 02/01/34	1,653,186	1,653,117
5.500%, 03/01/34	197,795	197,740
5.500%, 04/01/34	564,712	564,330
5.500%, 05/01/34	2,205,783	2,204,091
5.500%, 06/01/34	3,007,857	3,005,549
5.500%, 07/01/34	1,696,228	1,694,926
5.500%, 08/01/34	1,127,715	1,126,849
5.500%, 09/01/34	5,884,912	5,880,399
5.500%, 10/01/34	4,914,373	4,910,602
5.500%, 11/01/34	8,208,101	8,201,805
5.500%, 12/01/34	3,174,588	3,172,153
5.500%, 01/01/35	6,671,378	6,669,235
5.500%, 02/01/35	1,423,565	1,421,792
5.500%, 03/01/35	2,232,217	2,229,110
5.500%, 04/01/35	997,897	996,508
5.500%, 05/01/35	105,851	105,704
5.500%, 07/01/35	475,554	474,892
5.500%, 08/01/35	1,593,704	1,591,486
5.500%, 09/01/35 (c)	1,469,974	1,467,928
5.500%, 09/01/35	110,928	110,774
5.500%, 12/01/35	2,376,087	2,372,780
5.500%, 04/01/36	1,907,763	1,905,107
5.500%, 03/01/37	649,286	648,078
6.000%, 05/15/11 (a)	1,473,000	1,572,498
6.000%, 07/01/16	345,543	353,699
6.000%, 01/01/17	516,831	528,868
6.000%, 02/01/17 (c)	415,825	425,640
6.000%, 07/01/17	648,778	664,091
6.000%, 08/01/17	70,314	71,952
6.000%, 09/01/17	354,515	362,772
6.000%, 03/01/18	57,708	59,052
6.000%, 11/01/18	350,367	358,637
6.000%, 01/01/21	343,950	350,778
6.000%, 02/01/21	375,474	382,928
6.000%, 05/01/21	367,749	375,050
6.000%, 01/01/23	83,868	85,655
6.000%, 11/01/25	552,052	561,333
6.000%, 04/01/26	677,175	688,254

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.000%, 02/01/32	$1,454,024	$1,481,466
6.000%, 03/01/34	121,574	123,940
6.000%, 04/01/34	1,921,619	1,953,231
6.000%, 05/01/34	165,046	167,697
6.000%, 06/01/34	1,918,260	1,949,070
6.000%, 07/01/34	2,276,834	2,313,400
6.000%, 08/01/34	5,178,659	5,261,832
6.000%, 10/01/34	1,931,020	1,962,033
6.000%, 11/01/34	276,610	281,053
6.000%, 12/01/34	131,704	133,820
6.000%, 04/01/35	74,128	75,192
6.000%, 08/01/35	390,714	396,318
6.000%, 09/01/35 (c)	560,829	570,548
6.000%, 10/01/35	765,783	776,767
6.000%, 11/01/35	337,320	342,158
6.000%, 12/01/35	1,124,602	1,140,732
6.000%, 02/01/36	1,810,306	1,836,122
6.000%, 03/01/36	980,227	993,978
6.000%, 04/01/36	2,407,485	2,441,261
6.000%, 06/01/36	617,695	626,487
6.000%, 07/01/36	1,123,360	1,139,120
6.000%, 08/01/36	488,008	494,854
6.000%, 12/01/36	691,761	701,466
6.000%, 02/01/37	988,484	1,002,296
6.000%, 03/01/37	672,245	681,639
6.000%, 05/01/37	742,510	752,885
6.000%, 06/01/37	1,433,061	1,453,085
6.000%, 07/01/37	1,384,138	1,403,478
6.330%, 03/01/11 (c)	164,699	170,292
6.500%, 06/01/31	357,198	369,409
6.500%, 07/01/31	155,942	161,273
6.500%, 08/01/31	97,570	100,906
6.500%, 09/01/31	475,656	491,917
6.500%, 02/01/32	434,438	449,289
6.500%, 05/01/32	160,369	165,701
6.500%, 07/01/32	820,596	848,469
6.500%, 08/01/32	745,198	769,974
6.500%, 01/01/33	308,546	318,804
6.500%, 04/01/34	680,182	701,280
6.500%, 06/01/34	215,605	221,964
6.500%, 08/01/34	253,446	260,922
6.500%, 03/01/36	776,126	796,716
6.500%, 04/01/36	335,077	343,967
6.500%, 05/01/36	532,013	546,127
6.500%, 01/01/37	478,781	491,483
6.500%, 02/01/37	2,179,028	2,236,740
6.500%, 04/01/37	542,660	557,026
6.500%, 05/01/37	886,778	910,253
6.500%, 06/01/37	517,916	531,627
6.500%, 07/01/37	757,704	777,763
6.625%, 09/15/09 (a)	3,886,000	4,005,922
7.500%, 10/01/29	85,652	92,689
7.500%, 02/01/30	52,928	57,328
7.500%, 11/01/31	194,240	209,611
7.500%, 02/01/32	56,356	60,816
Government National Mortgage Association 4.500%, 07/20/33	128,965	122,649

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-101

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association
4.500%, 09/15/33	$541,964	$518,490
4.500%, 09/20/33	66,570	63,310
4.500%, 12/20/34	66,274	62,998
4.500%, 03/20/35	326,855	310,537
5.000%, 07/20/33	252,703	247,195
5.000%, 03/15/34	240,067	235,934
5.000%, 06/15/34	402,554	395,622
5.000%, 12/15/34	229,814	225,857
5.000%, 06/15/35	88,862	87,304
5.500%, 11/15/32	657,218	660,121
5.500%, 08/15/33	2,762,397	2,772,871
5.500%, 12/15/33	1,044,146	1,048,082
5.500%, 09/15/34	997,271	1,000,585
5.500%, 02/15/35	97,013	97,289
5.500%, 10/15/35	513,607	515,073
6.000%, 12/15/28	194,068	197,957
6.000%, 12/15/31	193,733	197,374
6.000%, 03/15/32	9,759	9,940
6.000%, 10/15/32	742,953	756,682
6.000%, 01/15/33	114,710	116,795
6.000%, 02/15/33	6,062	6,172
6.000%, 04/15/33	752,899	766,576
6.000%, 08/15/33	7,845	7,988
6.000%, 07/15/34	586,018	596,297
6.000%, 09/15/34	487,566	496,119
6.000%, 01/20/35	386,965	392,413
6.000%, 02/20/35	442,786	449,021
6.000%, 04/20/35	244,699	248,144
6.000%, 01/15/38	1,144,163	1,162,982

		254,440,790

Food & Staples Retailing—0.2%
CVS Corp. 6.125%, 08/15/16	1,080,000	1,043,387
The Kroger Co. 5.000%, 04/15/13 (a)	557,000	531,762
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	1,462,783

		3,037,932

Food Products—0.1%
Kraft Foods, Inc. 6.125%, 08/23/18	920,000	859,045

Foreign Government—0.4%
Egypt Government AID Bonds 4.450%, 09/15/15	1,903,000	1,955,637
Israel Government International Bond 4.625%, 06/15/13	1,095,000	1,102,698
Province of Ontario Canada 5.000%, 10/18/11 (a)	2,170,000	2,284,641

		5,342,976

Security Description	Face Amount	Value

Government Agency—0.8%
California Educational Facilities Authority 5.000%, 03/15/39	$2,135,000	$2,082,778
Financing Corp. 9.650%, 11/02/18	430,000	590,881
Massachusetts Bay Transportation Authority 5.250%, 07/01/33	1,190,000	1,168,877
5.250%, 07/01/33 (b)	595,000	581,255
5.250%, 07/01/34 (b)	650,000	634,699
Massachusetts Health & Educational Facilities Authority 5.500%, 06/01/30	735,000	748,980
5.500%, 06/01/35	1,170,000	1,198,045
Small Business Administration Participation Certificates
4.350%, 07/01/23 (c)	1,378,075	1,307,635
4.770%, 04/01/24	73,865	71,727
4.950%, 03/01/25 (c)	433,977	422,924
4.990%, 09/01/24 (c)	234,204	229,176
5.090%, 10/01/25 (c)	565,366	556,028
5.110%, 08/01/25 (c)	601,760	591,567
5.180%, 05/01/24 (c)	120,762	119,842
5.390%, 12/01/25 (c)	779,655	779,211
5.520%, 06/01/24 (c)	404,981	407,956
U.S. Department of Housing & Urban Development
7.498%, 08/01/11	98,000	101,226

		11,592,807

Health Care Equipment & Supplies—0.1%
Baxter International, Inc. 5.900%, 09/01/16	1,248,000	1,252,714

Health Care Providers & Services—0.1%
Cardinal Health, Inc. 5.800%, 10/15/16	793,000	740,789
HCA, Inc. 8.750%, 09/01/10	112,000	110,320

		851,109

Hotels, Restaurants & Leisure—0.1%
Marriott International, Inc. 6.375%, 06/15/17	1,290,000	1,163,192
Wyndham Worldwide Corp. 6.000%, 12/01/16	1,077,000	918,971

		2,082,163

Household Durables—0.1%
Fortune Brands, Inc. 5.125%, 01/15/11	1,435,000	1,441,812

Insurance—0.3%
American International Group, Inc. 6.250%, 03/15/37	1,510,000	241,929
8.250%, 08/15/18 (b)	660,000	383,442

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-102

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Insurance—(Continued)
Chubb Corp. 6.375%, 03/29/67 (c)	$2,110,000	$1,609,031
Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	100,000	104,197
Fund American Cos., Inc. 5.875%, 05/15/13	735,000	545,095
ING Groep NV 5.775%, 12/29/49 (c)	1,250,000	998,850
The Allstate Corp. 5.550%, 05/09/35	1,236,000	956,151

		4,838,695

Machinery—0.1%
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,328,787

Media—0.3%
CBS Corp. 6.625%, 05/15/11	1,485,000	1,444,009
Cox Communications, Inc. 4.625%, 06/01/13	1,058,000	978,030
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	200,581
News America Holdings, Inc. 8.500%, 02/23/25	722,000	729,537
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,178,815

		4,530,972

Metals & Mining—0.1%
ArcelorMittal (144A) 6.125%, 06/01/18	1,727,000	1,530,314

Multi-Utilities—0.2%
CenterPoint Energy Resources Corp. 7.875%, 04/01/13	1,293,000	1,327,200
Pacific Gas & Electric Co. 4.800%, 03/01/14	897,000	844,875

		2,172,075

Multiline Retail—0.0%
Federated Retail Holdings, Inc. 5.350%, 03/15/12	480,000	442,027

Office Electronics—0.1%
Xerox Corp. 5.500%, 05/15/12	820,000	781,821

Oil, Gas & Consumable Fuels—0.5%
Enterprise Products Operating, LLC 6.500%, 01/31/19	908,000	845,882
Ocean Energy, Inc. 7.250%, 10/01/11	2,215,000	2,311,964
Pemex Project Funding Master Trust 9.125%, 10/13/10	35,000	37,450

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832%, 09/30/16	$970,000	$938,727
Valero Energy Corp. 6.875%, 04/15/12	2,023,000	2,077,307
Weatherford International, Inc. 6.350%, 06/15/17	480,000	444,254
Weatherford International, Ltd. 6.000%, 03/15/18 (a)	1,224,000	1,098,923

		7,754,507

Paper & Forest Products—0.0%
MeadWestvaco Corp. 6.850%, 04/01/12	35,000	35,073

Pharmaceuticals—0.3%
Allergen, Inc. 5.750%, 04/01/16	1,430,000	1,375,264
Hospira, Inc. 5.550%, 03/30/12	530,000	529,709
6.050%, 03/30/17 (c)	1,847,000	1,761,011

		3,665,984

Real Estate Investment Trusts—0.5%
Boston Properties, Inc. 5.000%, 06/01/15	200,000	177,993
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,531,729
Prologis 5.750%, 04/01/16 (a)	1,743,000	1,518,759
Simon Property Group, L.P. 5.100%, 06/15/15	2,102,000	1,857,031
5.875%, 03/01/17	1,328,000	1,173,842
Vornado Realty, L.P. 4.750%, 12/01/10	530,000	520,138

		6,779,492

Road & Rail—0.1%
CSX Corp. 6.750%, 03/15/11	92,000	94,017
7.900%, 05/01/17	1,120,000	1,135,165
Norfolk Southern Corp.
7.050%, 05/01/37	360,000	371,342

		1,600,524

Specialty Retail—0.1%
Home Depot, Inc.
5.250%, 12/16/13	454,000	418,077
5.875%, 12/16/36	126,000	88,574
Limited Brands, Inc.
5.250%, 11/01/14 (a)	1,028,000	860,500

		1,367,151

Tobacco—0.2%
Philip Morris International, Inc.
4.875%, 05/16/13	2,160,000	2,128,766

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-103

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

U.S. Treasury—8.8%
U.S. Treasury Bonds
4.500%, 02/15/36 (a)	$2,609,000	$2,677,893
5.375%, 02/15/31 (a)	12,741,000	14,477,955
6.000%, 02/15/26 (a)	2,615,000	3,102,860
6.250%, 08/15/23 (a)	1,251,000	1,502,079
U.S. Treasury Notes
3.500%, 05/31/13	3,900,000	3,995,671
3.875%, 02/15/13 (a)	5,448,000	5,668,900
4.000%, 06/15/09 (a)	203,000	206,140
4.000%, 11/15/12 (a)	3,625,000	3,808,798
4.000%, 02/15/15 (a)	5,223,000	5,484,965
4.125%, 08/31/12	7,209,000	7,598,171
4.250%, 08/15/13 (a)	7,846,000	8,328,403
4.500%, 03/31/09 (a)	3,276,000	3,325,396
4.500%, 11/15/15 (a)	800,000	855,250
4.750%, 11/15/08 (a)	10,722,000	10,773,101
4.750%, 08/15/17 (a)	12,315,000	13,201,101
4.875%, 08/15/09 (a)	6,716,000	6,887,574
5.125%, 06/30/11 (a) (c)	764,000	824,344
6.500%, 02/15/10 (a)	31,404,000	33,383,928

		126,102,529

Wireless Telecommunication Services—0.2%
Cingular Wireless, LLC
6.500%, 12/15/11	900,000	916,065
Nextel Communications, Inc.
5.950%, 03/15/14	1,915,000	1,283,050

		2,199,115

Yankee—0.6%
Atlas Copco AB
5.600%, 05/22/17	910,000	884,179
BNP Paribas (144A)
7.195%, 12/31/49 (c)	500,000	347,600
E.ON International Finance BV (144A)
5.800%, 04/30/18	1,330,000	1,271,158
EDP Finance BV
6.000%, 02/02/18	1,061,000	1,015,277
Nexen, Inc.
5.875%, 03/10/35	462,000	345,918
Norsk Hydro A/S
7.750%, 06/15/23	100,000	113,775
Petro-Canada
6.050%, 05/15/18	1,664,000	1,452,524
Rogers Communications, Inc.
6.800%, 08/15/18	1,483,000	1,402,962
Telefonica Europe
7.750%, 09/15/10	650,000	663,624
Vodafone Group, Plc.
5.625%, 02/27/17	370,000	328,893

		7,825,910

Total Fixed Income (Identified Cost $596,948,205)		574,377,483

Short Term Investments—18.3%
Security Description	Face Amount/Shares	Value

Commercial Paper—0.6%
Toyota Motor Credit Corp.
5.000%, 10/01/08	$8,276,000	$8,276,000

Mutual Funds—17.7%
State Street Navigator Securities Lending Prime Portfolio (h)	251,797,402	251,797,402

Total Short Term Investments (Identified Cost $260,073,402)		260,073,402

Total Investments—117.3% (Identified Cost $1,784,594,491) (i)		1,671,702,489
Liabilities in excess of other assets		(246,051,104)

Total Net Assets—100%		$1,425,651,385

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $259,931,792 and the collateral received consisted of cash in the amount of $251,797,402 and non-cash collateral with a value of $9,271,184. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(d)	Non-Income Producing; Defaulted Bond.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Zero Valued Security.
(g)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(h)	Represents investment of cash collateral received from securities lending transactions.
(i)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,785,882,789 and the composition of unrealized appreciation and depreciation of investment securities was $46,596,758 and $(160,777,058), respectively.
(144A)—Securities	exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the market value of 144A securities was $16,987,887, which is 1.2% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-104

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,195,830,330	$0
Level 2—Other Significant Observable Inputs	475,872,159	0
Level 3—Significant Unobservable Inputs	0	0

Total	$1,671,702,489	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-105

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—99.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—8.4%
Lockheed Martin Corp.	264,280	$28,983,588
Northrop Grumman Corp.	248,610	15,050,849
Raytheon Co.	36,330	1,944,018
United Technologies Corp.	228,120	13,700,887

		59,679,342

Auto Components—0.7%
Johnson Controls, Inc. (a)	164,950	5,002,934

Beverages—2.9%
Diageo, Plc. (GBP)	540,610	9,163,797
Molson Coors Brewing Co.	56,390	2,636,232
Pepsi Bottling Group, Inc.	23,720	691,912
PepsiCo, Inc.	117,040	8,341,441

		20,833,382

Building Products—0.4%
Masco Corp. (a)	159,190	2,855,869

Capital Markets—8.2%
Franklin Resources, Inc. (a)	82,740	7,291,876
Invesco, Ltd. (a)	61,090	1,281,668
Merrill Lynch & Co., Inc. (a)	265,430	6,715,379
State Street Corp.	214,730	12,213,843
The Bank of New York Mellon Corp.	448,976	14,627,638
The Goldman Sachs Group, Inc. (a)	126,130	16,144,640

		58,275,044

Chemicals—2.5%
Air Products & Chemicals, Inc. (a)	61,810	4,233,367
PPG Industries, Inc. (a)	231,030	13,473,669

		17,707,036

Commercial Banks—2.0%
PNC Financial Services Group, Inc. (a)	99,680	7,446,096
SunTrust Banks, Inc. (a)	152,070	6,841,629

		14,287,725

Communications Equipment—0.3%
Cisco Systems, Inc. (a) (b)	85,830	1,936,325

Computers & Peripherals—2.5%
Hewlett-Packard Co.	104,090	4,813,122
International Business Machines Corp.	112,550	13,163,848

		17,976,970

Diversified Financial Services—3.0%
Bank of America Corp. (a)	403,487	14,122,045
Deutsche Boerse AG (EUR)	8,160	744,055
JPMorgan Chase & Co. (a)	145,190	6,780,373

		21,646,473

Diversified Telecommunication Services—3.8%
AT&T, Inc.	731,700	20,429,064

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Embarq Corp. (a)	24,313	$985,892
Rogers Communications, Inc. (CAD)	97,820	3,185,910
Verizon Communications, Inc.	91,130	2,924,362

		27,525,228

Electric Utilities—2.2%
Entergy Corp. (a)	63,730	5,672,607
FPL Group, Inc. (a)	106,300	5,346,890
PPL Corp. (a)	131,420	4,865,169

		15,884,666

Food & Staples Retailing—1.4%
CVS Caremark Corp.	306,578	10,319,415

Food Products—2.8%
Kellogg Co.	164,230	9,213,303
Nestle S.A. (CHF)	241,813	10,506,574

		19,719,877

Health Care Providers & Services—0.9%
UnitedHealth Group, Inc.	113,350	2,877,957
WellPoint, Inc. (b)	69,930	3,270,626

		6,148,583

Hotels, Restaurants & Leisure—0.8%
Royal Caribbean Cruises, Ltd. (a)	262,220	5,441,065

Household Durables—0.1%
Toll Brothers, Inc. (a) (b)	23,720	598,456

Household Products—1.5%
Procter & Gamble Co.	156,780	10,925,998

Industrial Conglomerates—0.9%
3M Co.	93,540	6,389,717

Insurance—7.1%
Aon Corp. (a)	104,770	4,710,459
Genworth Financial, Inc. (Class A)	397,690	3,424,111
Prudential Financial, Inc. (a)	79,610	5,731,920
The Allstate Corp.	564,380	26,029,206
The Chubb Corp. (a)	166,670	9,150,183
The Hartford Financial Services Group, Inc. (a)	48,660	1,994,573

		51,040,452

IT Services—2.8%
Accenture, Ltd. (Class A) (a)	368,840	14,015,920
Automatic Data Processing, Inc.	40,570	1,734,368
The Western Union Co. (a)	117,290	2,893,544
Visa, Inc.	25,300	1,553,167

		20,196,999

Machinery—1.5%
Danaher Corp.	21,600	1,499,040

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-106

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Eaton Corp.	71,020	$3,989,903
Ingersoll-Rand Co., Ltd. (Class A)	113,870	3,549,328
Timkin Co. (a)	50,320	1,426,572

		10,464,843

Media—3.4%
Omnicom Group, Inc. (a)	260,420	10,041,795
The Walt Disney Co. (a)	342,291	10,504,911
WPP Group, Plc. (GBP)	494,390	4,017,618

		24,564,324

Multi-Utilities—2.8%
Dominion Resources, Inc.	241,464	10,329,830
PG&E Corp. (a)	133,170	4,987,217
Public Service Enterprise Group, Inc. (a)	150,290	4,928,009

		20,245,056

Multiline Retail—0.6%
Macy’s, Inc. (a)	250,530	4,504,529

Oil, Gas & Consumable Fuels—15.4%
Apache Corp.	99,470	10,372,732
Chevron Corp.	174,404	14,384,842
ConocoPhillips (a)	125,517	9,194,120
Devon Energy Corp.	119,980	10,942,176
EOG Resources, Inc. (a)	74,120	6,630,775
Exxon Mobil Corp.	304,390	23,638,927
Hess Corp. (a)	119,060	9,772,445
Marathon Oil Corp.	123,840	4,937,501
The Williams Cos., Inc.	70,000	1,655,500
Total S.A. (ADR)	300,950	18,261,646

		109,790,664

Pharmaceuticals—6.3%
Abbott Laboratories	66,370	3,821,585
GlaxoSmithKline, Plc. (GBP)	233,830	5,058,572
Johnson & Johnson (a)	145,410	10,074,005
Merck & Co., Inc.	335,690	10,594,376
Pfizer, Inc.	161,930	2,985,989
Wyeth	332,750	12,291,785

		44,826,312

Road & Rail—0.8%
Burlington Northern Santa Fe Corp. (a)	65,790	6,080,970

Semiconductors & Semiconductor Equipment—1.8%
Intel Corp. (a)	671,430	12,575,884

Software—2.4%
Oracle Corp. (b)	862,990	17,527,327

Specialty Retail—1.5%
Staples, Inc. (a)	175,560	3,950,100
The Sherwin-Williams Co. (a)	113,370	6,480,229

		10,430,329

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—1.6%
Nike, Inc. (a)	170,830	$11,428,527

Tobacco—4.2%
Altria Group, Inc.	164,540	3,264,474
Lorillard, Inc.	57,090	4,061,953
Philip Morris International, Inc. (a)	467,060	22,465,586

		29,792,013

Trading Companies & Distributors—1.1%
W.W. Grainger, Inc. (a)	87,580	7,616,833

Wireless Telecommunication Services—0.9%
Vodafone Group, Plc. (GBP)	2,816,345	6,230,259

Total Common Stock (Identified Cost $809,693,532)		710,469,426

Short Term Investments—13.0%
Security Description	Face Amount/Shares	Value

Commercial Paper—0.6%
Toyota Motor Credit 1.000%, 10/01/08	$4,415,000	4,415,000

Mutual Funds—12.4%
State Street Navigator Securities Lending Prime Portfolio (c)	88,331,449	88,331,449

Total Short Term Investments (Identified Cost $92,746,449)		92,746,449

Total Investments—112.5% (Identified Cost $902,439,981) (d)		803,215,875
Liabilities in excess of other assets		(88,969,068)

Total Net Assets—100%		$714,246,807

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $92,549,144 and the collateral received consisted of cash in the amount of $88,331,449. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $902,439,981 and the composition of unrealized appreciation and depreciation of investment securities was $14,407,216 and $(113,631,322), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-107

Metropolitan Series Fund, Inc.

MFS Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$759,894,090	$0
Level 2—Other Significant Observable Inputs	43,321,785	0
Level 3—Significant Unobservable Inputs	0	0

Total	$803,215,875	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-108

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—98.2% of Total Net Assets

Security Description	Shares	Value

Australia—5.8%
AGL Energy, Ltd. (a)	27,513	$303,803
Alumina, Ltd. (a)	77,975	196,084
Amcor, Ltd.	57,157	251,572
AMP, Ltd.	121,108	693,353
Ansell, Ltd.	1	10
Asciano Group, Ltd. (a)	33,157	86,529
ASX, Ltd. (a)	11,184	274,820
Australia & New Zealand Banking Group, Ltd.	118,945	1,840,115
AXA Asia Pacific Holdings, Ltd.	50,272	207,630
Bendigo Bank, Ltd. (a)	16,859	161,155
BHP Billiton, Ltd.	206,538	5,309,474
Billabong International, Ltd. (a)	10,907	119,375
BlueScope Steel, Ltd. (a)	43,389	255,909
Boart Longyear Group (b)	89,441	81,559
Boral, Ltd. (a)	33,631	168,625
Brambles Ltd.	89,667	559,970
CFS Retail Property Trust (REIT) (a)	95,649	174,156
Coca-Cola Amatil, Ltd.	30,998	206,291
Cochlear, Ltd.	2,939	140,394
Commonwealth Bank of Australia	82,153	2,884,378
Computershare, Ltd.	29,681	223,312
Crown, Ltd.	29,464	203,821
CSL, Ltd.	37,049	1,116,662
CSR, Ltd.	79,151	159,813
DB RREEF Trust (REIT) (a)	188,026	218,743
Fairfax Media, Ltd. (a)	84,531	181,040
Fortescue Metals Group, Ltd. (a) (b)	82,630	315,851
Foster’s Group, Ltd.	113,327	495,462
Futuris Corp., Ltd.	1	1
Incitec Pivot	75,600	312,435
Insurance Australia Group, Ltd. (a)	111,884	369,894
Leighton Holdings, Ltd. (a)	9,786	301,792
Lend Lease Corp., Ltd. (a)	20,464	151,506
Lion Nathan, Ltd. (a)	21,432	159,319
Macquarie Airports	45,144	100,176
Macquarie Group, Ltd. (a)	17,263	539,261
Macquarie Infrastructure Group (a)	183,237	349,401
Metcash, Ltd. (a)	49,589	156,167
Mirvac Group (REIT) (a)	76,884	155,538
National Australia Bank, Ltd.	101,103	2,055,828
Newcrest Mining, Ltd.	28,699	630,193
OneSteel, Ltd.	52,833	195,253
Orica, Ltd. (a)	21,486	366,219
Origin Energy, Ltd.	51,589	660,747
Oxiana, Ltd. (a)	189,734	247,949
Paladin Resources, Ltd. (a)	29,852	94,565
Qantas Airways, Ltd.	58,796	149,037
QBE Insurance Group, Ltd.	56,197	1,215,196
Rio Tinto, Ltd. (a)	17,460	1,202,349
Santos, Ltd.	36,830	572,468
Sims Group, Ltd.	9,738	226,147
Sonic Healthcare, Ltd. (a)	16,937	177,963
St. George Bank, Ltd. (a)	34,706	812,683
Suncorp-Metway, Ltd.	59,372	455,650
TABCORP Holdings, Ltd. (a)	29,263	188,563
Tattersall’s, Ltd. (a)	76,330	144,018
Telstra Corp., Ltd. (a)	286,849	962,558

Security Description	Shares	Value

Australia—(Continued)
Toll Holdings, Ltd. (a)	33,157	$185,937
Transurban Group (a)	68,623	312,282
Wesfarmers, Ltd. (a)	38,426	875,728
Wesfarmers, Ltd. (Price Protected Shares) (b)	11,090	250,352
Westpac Banking Corp.	114,691	2,031,147
Woodside Petroleum, Ltd.	29,175	1,199,807
Woolworths, Ltd.	75,638	1,636,499
WorleyParsoms, Ltd.	10,634	263,028

		36,537,562

Austria—0.5%
Andritz AG (a)	2,729	117,291
Erste Bank der oesterreichischen Sparkassen AG (a)	12,016	605,717
Immoeast AG	28,570	73,012
IMMOFINANZ AG	26,048	91,605
Meinl European Land, Ltd. (a)	22,315	168,835
OMV AG	9,729	408,277
Raiffeisen International Bank Holding AG (a)	3,451	250,953
Strabag SE	3,164	140,613
Telekom Austria AG (a)	21,249	374,539
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A) (a)	4,650	286,991
Voestalpine AG (a)	7,335	229,478
Wiener Staedtische Versicherung AG	2,014	101,623
Wienerberger AG (a)	4,887	132,859

		2,981,793

Belgium—0.9%
Belgacom S.A.	10,680	404,471
Colruyt S.A. (a)	1,086	271,133
Delhaize Group	6,756	393,769
Dexia S.A. (a)	32,440	356,455
Fortis	137,599	865,057
Fortis Bank S.A. (b) (c) (d)	5	0
Groupe Bruxelles Lambert S.A.	4,622	399,182
InBev NV	10,975	647,979
KBC Ancora	1,932	127,898
KBC Groep NV	10,239	890,564
Mobistar S.A.	1,431	100,190
Nationale A Portefeuille	2,443	161,815
Solvay S.A. (a)	3,502	430,349
UCB S.A.	6,793	241,533
Umicore S.A.	6,589	204,585

		5,494,980

Bermuda—0.4%
Cheung Kong Infrastructure Holdings, Ltd. (HKD)	33,000	154,346
Esprit Holdings, Ltd. (HKD) (a)	65,100	399,887
Frontline, Ltd. (NOK)	3,220	153,157
Kerry Properties, Ltd. (HKD)	46,500	151,619
Li & Fung, Ltd. (HKD)	150,800	368,218
Mongolia Energy Co., Ltd. (HKD) (b)	228,000	121,480
Noble Group, Ltd. (SGD)	122,000	115,291
NWS Holdings, Ltd. (HKD)	62,000	111,121
Pacific Basin Shipping, Ltd. (HKD) (a)	108,000	89,824
SeaDrill, Ltd. (NOK)	18,268	374,451

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-109

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Bermuda—(Continued)
Shangri-La Asia, Ltd. (HKD)	101,114	$145,052
Yue Yuen Industrial Holdings, Ltd. (HKD)	50,500	137,853

		2,322,299

Cayman Islands—0.0%
Hutchison Tellecommunications (HKD)	123,000	138,738
Kingboard Chemical Holdings, Ltd. (HKD)	45,000	152,430

		291,168

Denmark—0.9%
AP Moller-Maersk A/S (Series A)	35	303,126
AP Moller-Maersk A/S (Series B)	72	629,069
Carlsberg A/S (Class B) (a)	4,506	344,581
Coloplast A/S	2,044	151,364
Danisco A/S (a)	3,322	187,480
Danske Bank A/S (a)	26,805	646,871
DSV A/S	12,153	193,973
FLSmidth & Co. A/S	3,194	162,487
Jyske Bank A/S	3,993	201,585
Novo Nordisk A/S	28,025	1,435,769
Novozymes A/S (Series B) (a)	3,213	286,073
Sydbank A/S (a)	4,663	140,251
Topdanmark A/S (a)	1,150	164,532
TrygVesta A/S (a)	2,044	131,477
Vestas Wind Systems A/S	11,106	967,095

		5,945,733

Finland—1.4%
Elisa Oyj (a)	11,157	219,988
Fortum Oyj	27,597	931,281
Kesko Oyj (a)	4,472	114,697
Kone Oyj	10,280	281,501
Metso Oyj	8,217	202,150
Neste Oil Oyj (a)	7,224	151,142
Nokia Oyj	234,696	4,376,147
Nokian Renkaat Oyj	5,781	140,533
Outokumpu Oyj (a)	6,340	101,733
Pohjola Bank, Plc. (a)	7,483	109,593
Rautaruukki Oyj	5,366	107,636
Sampo Oyj	27,863	636,414
Stora Enso Oyj (a)	40,497	399,453
UPM-Kymmene Oyj (a)	32,997	519,058
Wartsila Oyj (a)	5,341	227,003
YIT Oyj	9,481	99,218

		8,617,547

France—10.0%
Accor S.A. (a)	12,073	648,453
Aeroports de Paris (a)	2,209	184,070
Air France-KLM (a)	7,711	177,906
Air Liquide S.A. (a)	15,382	1,692,772
Alcatel-Lucent	146,253	570,157
Alstom (a)	12,974	978,542
Atos Origin S.A. (a)	3,727	163,479
AXA S.A. (a)	95,193	3,121,260

Security Description	Shares	Value

France—(Continued)
BNP Paribas (a)	49,773	$4,785,694
Bouygues	15,053	686,558
Bureau Veritas S.A. (b)	2,571	130,869
Cap Gemini S.A. (a)	8,581	408,328
Carrefour S.A. (a)	39,182	1,849,586
Casino Guichard-Perrachon S.A.	3,089	276,995
Christian Dior S.A.	3,396	259,672
Cie de Saint-Gobain (a)	17,609	920,504
Cie Generale d’Optique Essilor International S.A. (a)	12,229	611,625
Cie Generale de Geophysique-Veritas (b)	8,270	260,411
CNP Assurances	2,630	297,096
Compagnie Générale des Etablissements Michelin (Class B) (a)	9,437	619,265
Credit Agricole S.A. (a)	54,174	1,052,368
Dassault Systemes S.A. (a)	4,077	218,174
Eiffage S.A. (a)	2,346	125,962
Electricite de France	12,399	898,575
Eramet	324	123,452
Eurazeo	1,606	136,452
Eutelsat Communications (b)	5,527	146,945
France Telecom S.A.	112,853	3,160,894
Gaz de France S.A. (a)	67,559	3,535,690
Gecina S.A. (REIT)	991	107,493
Groupe Danone (a)	26,776	1,897,675
Hermes International (a)	4,408	720,826
ICADE	1,079	87,671
Imerys S.A. (a)	1,222	70,691
Klepierre (REIT)	4,415	173,547
L’Oreal S.A. (a)	14,696	1,451,472
Lafarge S.A. (a)	9,367	988,588
Lagardere S.C.A. (a)	8,303	375,291
Legrand S.A.	5,988	135,958
LVMH Moet Hennessy Louis Vuitton S.A.	15,517	1,370,349
Natixis (a)	61,277	206,168
Neopost S.A.	1,562	147,082
PagesJaunes Groupe S.A. (a)	6,661	93,361
Pernod-Ricard S.A. (a)	10,116	889,511
Peugoet S.A. (a)	8,508	323,160
Pinault-Printemps-Redoute S.A. (a)	4,886	438,866
Publicis Groupe	7,880	248,081
Renault S.A.	11,630	751,636
Safran S.A. (a)	14,320	249,059
Sanofi-Aventis S.A. (a)	64,836	4,262,518
Schneider Electric S.A. (a)	14,039	1,217,975
Scor SE	11,686	229,668
Societe Television Francaise 1 (a)	9,194	162,701
Société Générale	29,082	2,640,376
Sodexho Alliance S.A.	5,937	351,868
Suez Environment S.A. (b)	16,271	405,679
Technip S.A.	6,217	349,311
Thales S.A.	5,108	259,251
Total S.A.	133,003	8,025,614
Unibail-Rodamco (REIT) (a)	5,058	1,030,588
Valeo S.A. (a)	3,767	114,741
Vallourec	3,284	714,382
Veolia Environnement S.A.	23,280	960,198

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-110

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

France—(Continued)
Vinci S.A. (a)	25,227	$1,192,101
Vivendi	71,792	2,246,989
Wendel (a)	1,736	139,141
Zodiac S.A. (a)	1,489	71,404

		63,142,744

Germany—8.2%
Adidas AG (a)	12,448	668,654
Allianz SE	28,170	3,874,978
BASF AG	59,376	2,846,145
Bayer AG	47,173	3,443,905
Bayerische Motoren Werke AG	20,475	798,753
Beiersdorf AG (a)	5,572	356,695
Bilfinger Berger AG	2,232	116,827
Celesio AG	5,284	231,857
Commerzbank AG	38,831	579,945
Daimler AG (a)	53,536	2,706,188
Deutsche Bank AG	31,009	2,206,607
Deutsche Boerse AG	12,158	1,108,605
Deutsche Lufthansa AG	12,402	243,998
Deutsche Post AG	52,248	1,102,293
Deutsche Postbank AG (a)	5,103	194,495
Deutsche Telekom AG	171,920	2,638,758
E.ON AG	116,496	5,900,786
Fraport AG Frankfurt Airport Services	2,305	137,881
Fresenius Medical Care AG	11,520	593,234
Fresenius SE	1,704	124,529
GEA Group AG	10,696	208,504
Hannover Rueckversicherung AG	3,778	137,757
HeidelbergCement AG	1,561	165,912
Henkel KGaA	6,949	215,176
Hochtief AG (a)	2,252	107,545
Hypo Real Estate Holding AG (a)	10,137	59,458
Infineon Technologies AG (a) (b)	48,636	274,904
K&S AG	8,768	613,774
Linde AG (a)	8,228	882,535
MAN AG	6,440	432,671
Merck KGaA (a)	4,173	448,072
Metro AG	7,039	352,607
Müenchener Rüeckversicherungs AG (a)	12,611	1,904,196
Puma AG Rudolf Dassler Sport	444	121,289
Q-Cells AG (a) (b)	3,759	315,872
Rheinmetall AG	2,165	115,729
RWE AG	27,981	2,690,856
Salzgitter AG	2,440	246,528
SAP AG (a)	52,998	2,846,393
Siemens AG	53,964	5,065,657
SolarWorld AG (a)	4,671	197,087
ThyssenKrupp AG	22,242	669,653
TUI AG (a)	13,050	217,214
United Internet AG	7,900	85,412
Volkswagen AG (a)	8,995	3,539,294
Wacker Chemie AG	978	139,889

		51,929,117

Security Description	Shares	Value

Greece—0.6%
Alpha Bank A.E.	23,734	$521,931
Coca-Cola Hellenic Bottling Co. S.A.	11,079	239,886
EFG Eurobank Ergasias S.A.	21,566	397,416
Hellenic Telecommunications Organization S.A.	15,027	268,492
Marfin Investment Group S.A.	42,239	304,954
National Bank of Greece S.A.	30,833	1,267,670
OPAP S.A.	15,100	462,284
Piraeus Bank S.A.	18,399	386,544
Public Power Corp. S.A.	7,286	113,206
Titan Cement Co. S.A.	3,910	128,781

		4,091,164

Hong Kong—1.7%
Bank of East Asia, Ltd.	101,200	315,594
BOC Hong Kong Holdings, Ltd.	253,965	452,329
Cathay Pacific Airways, Ltd. (a)	87,000	148,745
Cheung Kong Holdings, Ltd.	88,000	997,965
CLP Holdings, Ltd. (a)	130,877	1,056,709
Hang Lung Group, Ltd.	60,000	190,158
Hang Lung Properties, Ltd.	128,000	301,817
Hang Seng Bank, Ltd. (a)	49,400	922,365
Henderson Land Development Co., Ltd.	73,000	325,526
Hong Kong & China Gas Co. (a)	238,195	542,622
Hong Kong Exchanges & Clearing, Ltd. (a)	67,500	838,642
HongKong Electric Holdings (a)	93,049	585,554
Hopewell Holdings	50,000	179,810
Hutchison Whampoa, Ltd.	130,000	989,446
MTR Corp. (a)	75,500	222,627
New World Development, Ltd.	174,354	194,480
PCCW, Ltd.	269,794	112,608
Sino Land Co. (a)	104,000	117,154
Sun Hung Kai Properties, Ltd.	91,000	934,187
Swire Pacific, Ltd.	47,817	421,387
The Link (REIT) (a)	148,141	306,448
Wharf Holdings, Ltd.	95,433	272,574
Wheelock & Co., Ltd. (a)	68,000	123,523
Wing Hang Bank, Ltd.	14,500	111,146

		10,663,416

Ireland—0.4%
Allied Irish Banks, Plc.	60,464	520,428
Anglo Irish Bank Corp., Plc.	48,661	274,218
Bank of Ireland	71,813	412,966
CRH, Plc.	34,755	756,498
Elan Corp., Plc.	32,780	345,132
Kerry Group, Plc.	9,378	274,822

		2,584,064

Italy—3.6%
A2A S.p.A. (a)	83,970	213,064
Alleanza Assicurazioni S.p.A. (a)	25,301	231,373
Assicuraziono Generali S.p.A. (a)	64,303	2,128,814
Atlantia S.p.A. (a)	16,870	346,612
Banca Carige S.p.A.	49,591	162,902
Banca Monte dei Paschi di Siena S.p.A. (a)	159,047	392,903
Banca Popolare di Milano Scarl	27,586	235,050

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-111

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Banco Popolare Scarl	42,175	$657,293
Enel S.p.A.	271,529	2,263,899
Eni S.p.A.	160,863	4,246,747
FIAT S.p.A. (a)	45,156	601,762
Finmeccanica S.p.A. (a)	21,168	455,347
Fondiaria-Sai S.p.A.	4,556	106,807
IFIL—Investments S.p.A. (a)	22,340	101,161
Intesa Sanpaolo S.p.A.	484,200	2,643,597
Intesa Sanpaolo S.p.A.- RNC	56,998	270,770
Italcementi S.p.A.	1	12
Lottomatica S.p.A. (a)	4,311	112,545
Luxottica Group S.p.A. (a)	9,343	213,625
Mediaset S.p.A.	51,298	325,041
Mediobanca S.p.A.	28,576	384,453
Parmalat S.p.A. (a) (b)	100,163	237,933
Pirelli & Co. S.p.A.	186,132	108,968
Prysmian S.p.A. (b)	5,641	110,134
Saipem S.p.A.	16,902	500,147
Snam Rete Gas S.p.A. (a)	57,394	345,549
Telecom Italia S.p.A.	622,386	928,844
Telecom Italia S.p.A.-RNC	396,854	448,999
Terna Rete Elettrica Nazionale S.p.A. (a)	79,134	289,995
UniCredito Italiano S.p.A.	703,306	2,598,374
Unione di Banche Italiane SCPA (a)	37,720	823,615

		22,486,335

Japan—21.6%
Advantest Corp. (a)	11,800	251,504
Aeon Co., Ltd. (a)	40,400	412,081
Aeon Mall Co., Ltd.	4,700	140,480
Aioi Insurance Co., Ltd.	32,000	159,490
Aisin Seiki Co., Ltd.	11,400	279,444
Ajinomoto Co., Inc. (a)	46,000	438,276
Alfresa Holdings Corp.	2,200	107,294
All Nippon Airways Co., Ltd.	40,000	143,318
Amada Co., Ltd.	27,000	149,393
Asahi Breweries, Ltd. (a)	22,100	388,213
Asahi Glass Co., Ltd. (a)	60,000	533,720
Asahi Kasei Corp. (a)	79,000	335,719
Astellas Pharma, Inc.	31,600	1,333,055
Benesse Corp.	5,000	204,907
Bridgestone Corp. (a)	38,000	715,483
Brother Industries, Ltd.	16,400	173,344
Canon, Inc.	65,100	2,443,664
Casio Computer Co., Ltd. (a)	18,100	170,735
Central Japan Railway Co.	95	900,202
Chubu Electric Power Co., Inc. (a)	43,800	1,038,421
Chugai Pharmaceutical Co., Ltd. (a)	15,100	246,608
Chuo Mitsui Trust Holdings, Inc.	60,262	324,035
Citizen Holdings Co., Ltd. (a)	26,900	186,564
Credit Saison Co., Ltd.	10,500	171,500
Dai Nippon Printing Co., Ltd.	40,000	543,672
Daihatsu Motor Co., Ltd. (a)	14,000	153,020
Daiichi Sankyo Co., Ltd.	44,700	1,145,670
Daikin Industries, Ltd.	16,800	572,579
Daito Trust Construction Co., Ltd.	6,400	240,260

Security Description	Shares	Value

Japan—(Continued)
Daiwa House Industry Co., Ltd. (a)	29,000	$277,555
Daiwa Securities Group, Inc.	87,000	625,947
Denso Corp.	30,100	742,218
Dentsu, Inc. (a)	142	285,539
East Japan Railway Co.	210	1,571,733
Eisai Co., Ltd.	16,600	647,864
Electric Power Development Co., Ltd.	8,800	285,539
Elpida Memory, Inc. (a)	6,300	116,719
FamilyMart Co., Ltd.	4,300	182,531
Fanuc, Ltd.	12,600	954,215
Fast Retailing Co., Ltd. (a)	3,100	316,358
Fuji Heavy Industries, Ltd. (a)	42,000	212,969
FUJIFILM Holdings Corp.	30,800	801,410
Fujitsu, Ltd.	115,000	645,012
Fukuoka Financial Group, Inc.	53,000	196,928
Hankyu Hanshin Holdings, Inc. (a)	76,000	350,894
Hirose Electric Co., Ltd. (a)	2,200	210,895
Hisamitsu Pharmaceutical Co., Inc.	4,700	204,846
Hitachi Chemical Co., Ltd.	8,000	106,683
Hitachi Construction Machinary Co., Ltd.	6,400	157,987
Hitachi Metals, Ltd.	12,000	143,357
Hitachi, Ltd.	214,000	1,477,550
Hokkaido Electric Power Co., Inc.	13,800	289,279
Hokuhoku Financial Group, Inc.	76,000	167,858
Hokuriku Electric Power Co.	12,000	289,596
Honda Motor Co., Ltd.	102,600	3,059,487
Hoya Corp.	26,300	523,122
Ibiden Co., Ltd.	8,100	198,089
Idemitsu Kosan Co., Ltd.	1,600	130,719
Ihi Corp. (a)	99,000	155,887
Inpex Holdings, Inc.	53	460,883
Isetan Mitsukoshi Holdings, Ltd.	22,400	264,590
Isuzu Motors, Ltd.	84,000	232,985
Itochu Corp.	90,000	546,221
J Front Retailing Co., Ltd. (a)	30,000	174,630
Japan Airlines Corp.	71,000	146,651
Japan Petroleum Exploration Co.	2,100	108,333
Japan Real Estate Investment Corp. (REIT) (a)	27	217,857
Japan Tobacco, Inc.	287	1,084,846
JFE Holding, Inc.	32,700	1,021,268
JGC Corp.	13,000	206,749
JS Group Corp. (a)	14,600	185,108
JSR Corp.	11,300	149,074
JTEKT Corp. (a)	12,600	145,307
Jupiter Telecommunications Co., Ltd. (b)	191	138,166
Kajima Corp. (a)	59,000	179,992
Kamigumi Co., Ltd.	21,000	157,654
Kaneka Corp.	20,000	111,149
Kao Corp.	33,000	887,601
Kawasaki Heavy Industries, Ltd.	80,000	170,429
Kawasaki Kisen Kaisha, Ltd.	41,000	253,487
KDDI Corp.	184	1,034,724
Keihin Electric Express Railway Co., Ltd. (a)	25,000	164,158
Keio Corp. (a)	32,000	173,197
Keyence Corp.	2,400	479,292
Kikkoman Corp.	11,000	148,654
Kintetsu Corp. (a)	102,120	358,293

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-112

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kirin Holdings Co., Ltd.	47,000	$620,531
Kobe Steel, Ltd.	177,000	359,026
Komatsu, Ltd.	57,100	927,977
Konami Corp. (a)	8,300	209,751
Konica Minolta Holdings, Inc.	28,000	324,033
Kubota Corp.	75,000	474,365
Kuraray Co., Ltd.	24,500	242,487
Kurita Water Industries, Ltd. (a)	7,100	166,707
Kyocera Corp. (a)	10,000	761,167
Kyowa Hakko Kogyo Co., Ltd.	20,000	211,874
Kyushu Electric Power Co., Inc.	25,800	542,238
Lawson, Inc.	4,900	228,000
Makita Corp.	9,400	192,742
Marubeni Corp.	112,000	508,010
Marui Group Co., Ltd. (a)	13,400	101,105
Matsushita Electric Industrial Co., Ltd.	115,000	2,003,842
Matsushita Electric Works, Ltd. (a)	24,000	214,749
Mazda Motor Corp.	62,000	252,162
Mediceo Paltac Holdings Co., Ltd. (a)	11,100	136,196
Millea Holdings, Inc. (d)	43,900	1,599,452
Mitsubishi Chemical Holdings Corp.	88,000	467,806
Mitsubishi Corp.	85,900	1,794,730
Mitsubishi Electric Corp.	122,000	825,365
Mitsubishi Estate Co., Ltd.	75,000	1,479,791
Mitsubishi Gas & Chemical Co., Inc.	26,000	125,882
Mitsubishi Heavy Industries, Ltd.	204,000	885,274
Mitsubishi Materials Corp.	79,000	249,509
Mitsubishi Motors Corp. (a) (b)	237,000	399,050
Mitsubishi Tanabe Pharma Corp.	17,000	235,562
Mitsubishi UFJ Financial Group, Inc.	638,988	5,561,378
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,150	137,722
Mitsui & Co., Ltd.	109,317	1,356,214
Mitsui Chemicals, Inc.	52,000	230,293
Mitsui Fudosan Co., Ltd.	51,000	985,777
Mitsui OSK Lines, Ltd.	75,000	651,611
Mitsui Sumitomo Insurance Group	24,000	814,948
Mitsumi Electric Co., Ltd. (a)	5,700	144,507
Mizuho Financial Group, Inc. (a)	602	2,651,782
Mizuho Trust & Banking Co., Ltd.	107,000	147,178
Murata Manufacturing Co., Ltd.	14,100	568,030
Namco Bandai Holdings, Inc. (a)	12,500	136,303
NEC Corp. (a)	120,000	510,901
NGK Insulators, Ltd.	17,000	207,326
NGK Spark Plug Co., Ltd. (a)	10,000	97,844
Nidec Corp.	7,100	438,451
Nikon Corp. (a)	23,000	548,917
Nintendo Co., Ltd.	6,200	2,591,322
Nippon Building Fund, Inc. (REIT)	35	337,632
Nippon Electric Glass Co., Ltd.	23,000	208,824
Nippon Express Co., Ltd.	48,000	215,378
Nippon Meat Packers, Inc. (a)	14,000	213,526
Nippon Mining Holdings, Inc.	51,000	208,040
Nippon Oil Corp.	90,000	456,831
Nippon Paper Group, Inc. (a)	63	184,691
Nippon Sheet Glass Co., Ltd.	35,000	181,324
Nippon Steel Corp. (a)	319,000	1,212,612
Nippon Telephone & Telegraph Corp.	319	1,426,580

Security Description	Shares	Value

Japan—(Continued)
Nippon Yusen K.K. (a)	75,000	$488,458
NIPPONKOA Insurance Co., Ltd.	44,000	249,084
Nissan Motor Co., Ltd. (a)	146,500	986,849
Nisshin Seifun Group, Inc.	13,000	174,851
Nisshin Steel Co., Ltd. (a)	35,000	67,505
Nissin Food Products Co., Ltd. (a)	6,400	228,710
Nitori Co., Ltd.	2,950	173,952
Nitto Denko Corp. (a)	10,100	257,513
Nomura Holdings, Inc.	109,200	1,414,941
Nomura Real Estate Office Fund, Inc. (REIT)	20	137,222
Nomura Research Institute, Ltd.	9,600	195,726
NSK, Ltd. (a)	37,000	215,231
NTN Corp. (a)	25,000	131,052
NTT Data Corp. (a)	80	314,195
NTT DoCoMo, Inc. (a)	990	1,602,882
Obayashi Corp.	51,000	261,293
Odakyu Electric Railway Co., Ltd. (a)	35,000	260,108
OJI Paper Co., Ltd. (a)	63,000	315,417
Olympus Corp. (a)	16,000	469,673
Omron Corp.	13,600	209,753
Ono Pharmaceutical Co., Ltd.	6,400	297,437
Oriental Land Co., Ltd. (a)	3,400	230,683
ORIX Corp.	5,960	740,003
Osaka Gas Co., Ltd.	134,000	460,640
Rakuten, Inc. (a)	385	218,478
Resona Holdings, Inc. (a)	303	403,180
Ricoh Co., Ltd.	45,000	628,200
Rohm Co., Ltd.	7,200	396,755
Sankyo Co., Ltd.	3,600	184,343
Santen Pharmaceutical Co., Ltd.	5,500	139,396
Sanyo Electric Co., Ltd. (a)	110,000	191,694
Sapporo Holdings, Ltd.	19,000	141,829
SBI Holdings, Inc. (a)	1,149	172,715
Secom Co., Ltd.	13,500	566,672
Sega Sammy Holdings, Inc. (a)	13,400	120,265
Seiko Epson Corp. (a)	8,600	199,171
Sekisui Chemical Co., Ltd.	38,000	227,477
Sekisui House, Ltd. (a)	26,000	239,683
Seven & I Holdings Co., Ltd.	53,800	1,554,703
Sharp Corp.	65,000	704,398
Shikoku Electric Power Co., Inc. (a)	12,400	313,742
Shimadzu Corp.	18,000	145,309
Shimano, Inc. (a)	5,500	189,495
Shimizu Corp. (a)	37,000	177,876
Shin-Etsu Chemical Co., Ltd.	26,300	1,257,157
Shinsei Bank, Ltd. (a)	101,000	310,128
Shionogi & Co., Ltd.	19,000	385,989
Shiseido Co., Ltd. (a)	21,000	472,252
Showa Denko K.K.	83,000	175,686
Showa Shell Sekiyu K.K.	14,000	135,742
SMC Corp.	4,000	420,163
Softbank Corp. (a)	48,100	624,251
Sojitz Corp.	70,500	163,433
Sompo Japan Insurance, Inc.	51,000	430,423
Sony Corp.	63,000	1,956,140
Sony Financial Holdings, Inc.	64	253,641
Square Enix Co., Ltd.	4,600	134,846

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-113

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Stanley Electric Co., Ltd.	11,800	$173,145
Sumco Corp. (a)	8,200	129,550
Sumitomo Chemical Co., Ltd.	100,000	437,547
Sumitomo Corp. (a)	67,700	633,361
Sumitomo Electric Industries, Ltd.	51,134	558,292
Sumitomo Heavy Industries, Ltd.	46,000	221,131
Sumitomo Metal Industries, Ltd.	239,000	730,902
Sumitomo Metal Mining Co., Ltd. (a)	34,000	339,636
Sumitomo Mitsui Financial Group, Inc. (a)	414	2,604,064
Sumitomo Realty & Development Co., Ltd.	25,000	546,470
Suzuken Co., Ltd.	5,574	169,947
Suzuki Motor Corp. (a)	22,700	423,218
T&D Holdings, Inc.	12,400	663,897
Taisei Corp. (a)	69,000	182,385
Taisho Pharmaceutical Co., Ltd.	10,000	198,533
Taiyo Nippon Sanso Corp. (a)	18,000	143,236
Takashimaya Co., Ltd. (a)	17,000	148,975
Takeda Pharmaceutical Co., Ltd.	52,200	2,639,495
TDK Corp.	7,200	362,233
Teijin, Ltd. (a)	66,000	199,213
Terumo Corp.	10,000	517,058
The 77 Bank, Ltd.	20,000	100,819
The Bank of Kyoto, Ltd.	22,000	225,586
The Bank of Yokohama, Ltd.	83,000	404,259
The Chiba Bank, Ltd.	47,000	243,654
The Chugoku Bank, Ltd.	12,000	168,642
The Chugoku Electric Power Co., Inc. (a)	18,300	376,680
The Furukawa Electric Co., Ltd.	38,000	168,015
The Gunma Bank, Ltd. (a)	26,000	148,221
The Hachijuni Bank, Ltd.	30,000	159,800
The Hiroshima Bank, Ltd. (a)	38,000	141,668
The Iyo Bank, Ltd.	17,000	186,524
The Japan Steel Works, Ltd. (a)	21,000	263,094
The Joyo Bank, Ltd. (a)	40,000	182,952
The Kansai Electric Power Co., Inc. (a)	48,300	1,076,233
The Nishi-Nippon Bank, Ltd.	52,000	130,679
The Shizuoka Bank, Ltd. (a)	41,000	405,340
The Sumitomo Trust & Banking Co., Ltd.	91,000	606,126
The Suruga Bank, Ltd. (a)	17,000	195,713
The Tokyo Electric Power Co., Inc.	77,400	1,915,144
THK Co., Ltd.	7,700	120,060
Tobu Railway Co., Ltd. (a)	52,000	253,375
Toho Co., Ltd. (a)	9,467	197,492
Toho Gas Co., Ltd. (a)	35,000	192,997
Tohoku Electric Power Co., Inc. (a)	26,200	564,771
Tokyo Electron, Ltd.	11,400	509,902
Tokyo Gas Co., Ltd.	150,000	622,761
Tokyu Corp.	76,000	364,865
Tokyu Land Corp.	29,000	108,338
TonenGeneral Sekiyu K.K. (a)	14,000	115,258
Toppan Printing Co., Ltd.	31,000	242,919
Toray Industries, Inc. (a)	83,000	391,079
Toshiba Corp. (a)	198,000	858,488
Tosoh Corp.	37,000	109,889
Toto, Ltd. (a)	19,000	140,980
Toyo Seikan Kaisha, Ltd.	10,200	157,144
Toyo Suisan Kaisha, Ltd.	6,000	152,711

Security Description	Shares	Value

Japan—(Continued)
Toyota Industries Corp.	12,600	$319,743
Toyota Motor Corp.	170,400	7,263,725
Toyota Tsusho Corp.	14,200	185,067
Trend Micro, Inc. (a)	7,000	267,544
Ube Industries, Ltd.	68,000	182,403
Unicharm Corp.	3,100	238,750
UNY Co., Ltd.	13,000	132,252
Ushio, Inc.	8,700	142,683
West Japan Railway Co.	100	428,567
Yahoo! Japan Corp. (a)	900	290,109
Yakult Honsha Co., Ltd. (a)	5,300	163,660
Yamada Denki Co., Ltd. (a)	6,020	458,280
Yamaguchi Financial Group, Inc.	15,000	181,017
Yamaha Corp.	11,500	198,086
Yamaha Motor Co., Ltd. (a)	13,100	179,315
Yamato Holdings Co., Ltd.	27,000	303,301
Yaskawa Electric Corp.	17,000	96,849

		136,172,287

Luxembourg—0.5%
Acergy S.A. (a)	12,330	123,546
ArcelorMittal	53,650	2,686,131
Millicom International Cellular S.A. (SEK) (b)	4,375	298,080
SES (FDR)	18,798	390,267

		3,498,024

Mauritius—0.0%
Golden Agri-Resources, Ltd.	367,000	82,636

Netherlands—2.6%
Aegon NV	85,785	766,802
Akzo Nobel NV	16,816	808,600
ASML Holding NV (b)	26,597	474,986
Boskalis Westminster	3,508	166,062
Corio NV (REIT)	3,133	224,589
European Aeronautic Defense & Space Co. NV (a)	21,349	369,456
Fugro NV	3,571	211,121
Heineken Holding NV	6,799	269,923
Heineken NV	15,183	611,947
ING Groep NV	118,498	2,578,166
James Hardie Industries NV (AUD) (a)	34,811	142,851
Koninklijke Ahold NV	73,043	842,952
Koninklijke DSM NV	7,886	371,399
Koninklijke Philips Electronics NV	63,499	1,738,981
Randstad Holding NV (a)	7,076	187,097
Reed Elsevier NV	39,611	590,585
Royal KPN NV	112,246	1,618,135
SBM Offshore NV	9,817	211,420
SNS Reaal	8,062	92,128
STMicroelectronics NV (a)	44,693	454,203
TNT NV (a)	21,704	607,131
Unilever NV	100,458	2,838,529
Wolters Kluwer NV	17,885	364,633

		16,541,696

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-114

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

New Zealand—0.1%
Contact Energy, Ltd.	26,533	$140,636
Fletcher Building, Ltd. (a)	41,189	185,858
Telecom Corp. of New Zealand, Ltd. (a)	138,544	254,609

		581,103

Norway—0.7%
Aker Kvaerner ASA	10,348	165,401
DnB NOR ASA	48,456	373,250
Norsk Hydro ASA	45,479	306,327
Orkla ASA	54,230	497,064
Petroleum Geo-Services ASA (a)	8,701	115,178
Renewable Energy Corp. ASA (a) (b)	7,753	144,038
StatoilHydro ASA	79,549	1,891,243
Storebrand ASA	29,064	172,015
Telenor ASA	50,638	620,882
Yara International ASA	11,175	391,232

		4,676,630

Portugal—0.3%
Banco Comercial Portugues S.A. (a)	163,646	267,547
Banco Espirito Santo S.A. (a)	17,103	212,303
Brisa-Auto Estradas de Portugal S.A. (a)	24,915	248,291
Energias de Portugal S.A.	120,505	507,266
Jeronimo Martins, SGPS, S.A.	18,941	161,638
Portugal Telecom, SGPS, S.A. (a)	42,778	432,896

		1,829,941

Singapore—1.1%
CapitaLand, Ltd. (a)	116,000	253,401
CapitaMall Trust (REIT) (a)	98,000	156,436
City Developments, Ltd.	40,000	251,006
ComfortDelGro Corp., Ltd.	153,000	160,323
DBS Group Holdings, Ltd.	74,978	888,570
Fraser & Neave, Ltd.	58,000	145,897
Jardine Cycle & Carriage, Ltd.	12,000	132,630
Keppel Corp., Ltd.	79,000	439,700
Oversea-Chinese Banking Corp.	170,880	867,111
SembCorp Industries, Ltd.	89,000	203,590
SembCorp Marine	79,685	169,242
Singapore Airlines, Ltd. (a)	40,940	410,503
Singapore Exchange, Ltd. (a)	54,000	234,611
Singapore Press Holdings, Ltd.	117,250	327,239
Singapore Technologies Engineering, Ltd.	82,000	156,376
Singapore Telecommunications, Ltd.	500,820	1,148,938
United Overseas Bank, Ltd.	75,392	895,123
Wilmar International, Ltd. (a)	62,000	110,708

		6,951,404

Spain—4.1%
Abertis Infraestructuras S.A. (a)	17,694	350,220
Acciona S.A. (a)	1,646	250,352
Acerinox S.A. (a)	12,363	221,561
ACS Actividades de Construccion y Servicios S.A.	13,005	529,390
Banco Bilbao Vizcaya Argentaria S.A. (a)	220,033	3,567,607
Banco de Sabadell S.A. (a)	57,638	447,923

Security Description	Shares	Value

Spain—(Continued)
Banco Popular Espanol S.A. (a)	47,418	$568,003
Banco Santander S.A.	384,839	5,826,561
Bankinter S.A. (a)	16,977	213,758
Cintra Concesiones de Infraestructuras de Transporte S.A. (a)	13,160	156,312
Criteria Caixacorp S.A. (a) (b)	53,350	256,992
Enagas S.A.	10,769	232,016
Fomento de Construcciones y Contratas S.A. (a)	3,072	139,501
Gamesa Corp. Tecnologica S.A.	10,521	361,481
Gas Natural SDG S.A.	7,593	282,419
Grifols S.A.	8,240	210,162
Grupo Ferrovial S.A. (a)	4,336	202,291
Iberdrola Renovables (b)	51,000	222,013
Iberdrola S.A. (a)	218,820	2,237,045
Inditex S.A. (a)	13,792	588,462
Indra Sistemas S.A. (a)	5,052	120,491
Mapfre S.A. (a)	44,011	192,550
Red Electrica de Espana	6,962	353,461
Repsol YPF S.A. (a)	45,323	1,339,161
Telefonica S.A.	264,506	6,324,241
Union Fenosa S.A.	23,022	563,908
Zardoya Otis S.A. (a)	7,249	158,878

		25,916,759

Sweden—2.0%
Alfa Laval AB (a)	26,060	268,790
Assa Abloy AB (Series B) (a)	20,057	242,923
Atlas Copco AB (Series A) (a)	38,679	441,437
Atlas Copco AB (Series B)	26,061	263,329
Boliden AB (a)	18,652	78,924
Electrolux AB (a)	17,118	202,021
Getinge AB (Class B) (a)	12,136	249,229
Hennes & Mauritz AB (Series B)	31,601	1,281,271
Husqvarna AB (a)	17,118	128,665
Investor AB (a)	28,200	525,322
Lundin Petroleum AB (a)	16,352	135,867
Modern Times Group AB (a)	3,130	112,658
Nordea Bank AB	128,370	1,534,757
Sandvik AB	61,232	647,497
Scania AB (a)	21,772	267,326
Securitas AB (a)	21,462	241,671
Skandinaviska Enskilda Banken AB (a)	29,510	462,263
Skanska AB	25,167	286,765
SKF AB (a)	22,272	284,557
SSAB Svenskt Stal AB (Series A) (a)	11,498	182,657
SSAB Svenskt Stal AB (Series B)	6,100	84,015
Svenska Cellulosa AB (a)	34,876	368,170
Svenska Handelsbanken AB	26,559	592,784
Swedbank AB (a)	22,400	294,199
Swedish Match AB (a)	18,278	317,304
Tele2 AB (a)	17,423	197,698
Telefonaktiebolaget LM Ericsson (Class B) (a)	178,980	1,680,935
TeliaSonera AB (a)	133,300	758,206
Volvo AB (Series B)	69,624	629,899

		12,761,139

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-115

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—7.3%
ABB, Ltd.	136,348	$2,627,715
Actelion, Ltd. (a) (b)	6,285	322,809
Adecco S.A.	8,604	377,661
Aryzta AG	4,300	174,828
Baloise Holdings AG	3,194	218,952
Credit Suisse Group	65,575	3,136,346
Geberit AG (a)	2,351	290,867
Givaudan AG (a)	405	337,378
Holcim, Ltd.	12,518	920,126
Julius Baer Holding AG	13,122	648,084
Kuehne & Nagel International AG	3,252	217,824
Lindt & Spruengli AG (a)	55	134,117
Logitech International S.A.	10,725	245,538
Lonza Group AG (a)	2,935	366,684
Nestle S.A.	242,470	10,535,120
Nobel Biocare Holding AG (a)	8,030	270,454
Novartis AG	146,649	7,705,488
Pargesa Holding S.A.	1,694	145,168
Roche Holding AG (b)	43,128	6,753,730
SGS S.A.	302	356,485
Sonova Holding AG (a)	2,594	168,364
Straumann Holding AG	534	147,259
Sulzer AG	1,960	209,091
Swatch Group AG (Class A)	2,201	73,095
Swatch Group AG (Class B) (a)	2,093	389,180
Swiss Life Holding	2,159	315,401
Swiss Reinsurance (a)	20,962	1,176,051
Swisscom AG	1,500	450,023
Syngenta AG	6,316	1,347,195
UBS AG	183,932	3,194,183
Zurich Financial Services AG	9,117	2,538,690

		45,793,906

United Kingdom—20.7%
3i Group, Plc.	21,064	266,242
Alliance & Leicester, Plc.	23,673	116,010
AMEC, Plc. (a)	17,605	200,116
Anglo American, Plc.	81,240	2,719,632
Antofagasta, Plc.	24,514	176,979
Associated British Foods, Plc.	22,128	280,153
AstraZeneca, Plc.	89,123	3,905,524
Aviva, Plc.	165,050	1,437,450
BAE Systems, Plc.	218,107	1,602,864
Balfour Beatty, Plc.	30,333	163,411
Barclays, Plc.	503,190	3,060,890
BG Group, Plc.	206,305	3,743,084
BHP Billiton, Plc.	136,173	3,084,447
BP, Plc.	1,164,366	9,706,181
British Airways, Plc.	41,370	124,825
British America Tobacco, Plc.	92,019	3,010,799
British Energy Group, Plc.	64,769	878,728
British Land Co., Plc. (REIT)	30,642	410,487
British Sky Broadcasting, Plc.	73,950	550,673
BT Group, Plc.	476,853	1,379,177
Bunzl, Plc.	22,401	262,482
Burberry Group, Plc.	26,876	188,591

Security Description	Shares	Value

United Kingdom—(Continued)
Cable & Wireless, Plc.	157,710	$467,776
Cadbury, Plc.	86,947	876,712
Cairn Energy, Plc. (b)	8,110	301,757
Capita Group, Plc.	39,413	490,524
Carnival, Plc.	11,804	354,259
Centrica, Plc.	226,177	1,267,447
Cobham, Plc.	60,217	203,951
Compass Group, Plc.	112,180	699,409
Daily Mail & General Trust	23,944	138,730
Diageo, Plc.	158,270	2,682,810
Drax Group	21,005	281,693
Enterprise Inns, Plc.	31,243	100,594
Eurasian Natural Resources Corp. (b)	20,692	188,641
Experian Group, Ltd.	59,983	398,275
FirstGroup, Plc.	30,753	292,453
Friends Provident, Plc.	122,735	211,402
G4S, Plc.	83,089	300,092
GKN, Plc.	50,689	178,512
GlaxoSmithKline, Plc.	337,433	7,299,872
Hammerson, Plc. (REIT)	17,590	306,976
Hays, Plc.	89,608	129,033
HBOS, Plc.	329,004	748,118
Home Retail Group, Plc. (b)	54,363	231,694
HSBC Holdings, Plc.	739,526	11,992,669
ICAP, Plc.	36,213	234,380
IMI, Plc.	24,507	165,260
Imperial Tobacco Group, Plc.	62,007	1,994,922
Inchcape, Plc.	34,970	118,545
Intercontinental Hotels Group, Plc.	14,161	175,465
International Power, Plc.	93,731	605,227
Invensys, Plc.	47,928	177,104
Investec, Plc.	26,347	144,408
J. Sainsbury Co.	64,876	407,441
Johnson Matthey, Plc.	14,556	352,817
Kazakhmys, Plc.	12,707	133,418
Kingfisher, Plc.	152,400	361,857
Ladbrokes, Plc.	47,638	161,212
Land Securities Group, Plc. (REIT)	28,545	645,091
Legal & General Group, Plc.	357,048	646,409
Liberty International, Plc. (REIT) (a)	16,665	289,831
Lloyds TSB Group, Plc.	351,482	1,464,058
LogicaCMG, Plc.	90,803	176,565
London Stock Exchange Group, Plc. (a)	11,107	172,717
Lonmin, Plc.	9,678	392,493
Man Group, Plc.	108,024	663,714
Marks & Spencer Group, Plc.	96,716	350,355
Meggitt, Plc.	42,619	144,234
Mitchells & Butlers, Plc.	20,913	82,965
Mondi, Plc.	23,534	109,914
National Express Group, Plc.	7,087	102,641
National Grid, Plc.	151,972	1,933,382
Next, Plc.	13,648	250,611
Old Mutual, Plc.	284,810	398,743
Pearson, Plc.	46,318	501,236
Persimmon, Plc. (a)	19,800	142,738
Prudential, Plc.	151,315	1,394,697
Reckitt Benckiser Group, Plc.	37,679	1,826,812

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-116

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Reed Elsevier Plc.	69,574	$690,614
Rentokil Initial, Plc.	74,270	91,729
Rexam, Plc.	42,308	297,226
Rio Tinto, Plc.	62,082	3,868,005
Rolls-Royce Group, Plc.	114,239	686,811
Royal Bank of Scotland Group, Plc.	1,016,231	3,370,844
Royal Dutch Shell, Plc. (Class A) (a)	219,635	6,353,110
Royal Dutch Shell, Plc. (Class B)	168,639	4,790,656
SABMiller, Plc.	57,485	1,124,400
Sage Group, Ltd.	78,702	274,351
Schroders, Plc.	5,949	109,774
Scottish & Southern Energy, Plc.	54,779	1,394,430
Segro, Plc. (REIT)	25,798	193,264
Serco Group, Plc.	34,317	222,146
Severn Trent, Plc.	14,349	346,942
Shire, Ltd.	34,646	546,121
Smith & Nephew, Plc.	56,488	596,211
Smiths Group, Plc.	25,680	464,198
Stagecoach Group, Plc.	36,523	166,812
Standard Chartered, Plc.	87,008	2,116,299
Standard Life, Plc.	141,054	610,668
Tate & Lyle, Plc.	33,442	229,701
Tesco, Plc.	480,836	3,348,465
Thomas Cook Group, Plc.	33,377	132,041
Thomson Reuters, Plc.	12,693	283,660
Tomkins, Plc.	54,938	152,322
TUI Travel, Plc.	44,767	172,140
Tullow Oil, Plc.	45,822	585,609
Unilever, Plc.	82,194	2,234,250
United Business Media, Ltd.	10,356	91,255
United Utilities Group	40,268	498,883
Vendeta Resources, Plc.	8,931	185,673
Vodafone Group, Plc.	3,276,185	7,247,508
Whitbread, Plc.	9,201	175,023
William Hill, Plc.	21,132	89,265
WM Morrison Supermarkets, Plc.	149,552	695,134
Wolseley, Plc.	43,462	331,445
WPP Group, Plc.	74,431	604,857
Xstrata, Plc.	39,366	1,220,199

		130,725,447

United States—2.8%
iShares MSCI EAFE Index Fund (a)	301,600	16,980,080
Synthes, Inc. (CHF) (b)	3,629	503,547

		17,483,627

Total Common Stock (Identified Cost $651,007,287)		620,102,521

Units—0.6%
Security Description	Shares	Value

Australia—0.4%
Goodman Group (REIT) (a)	93,428	$188,421
GPT Group (REIT) (a)	121,164	175,124
Macquarie Office Trust (REIT) (a)	134,745	85,548
Stockland (REIT) (a)	92,213	411,906
Westfield Group (REIT)	106,162	1,449,390

		2,310,389

Switzerland—0.2%
Compagnie Financière Richemont S.A.	32,172	1,435,406

Total Units (Identified Cost $3,913,735)		3,745,795

Preferred Stock—0.5%

Germany—0.4%
Bayerische Motoren Werke AG	3,288	101,236
Fresenius SE	4,821	348,056
Henkel KGaA (a)	10,747	394,855
Porsche AG	5,610	600,231
RWE AG	2,982	215,309
Volkswagen AG	6,775	844,766

		2,504,453

Italy—0.0%
Unipol Gruppo Finanziario S.p.A.	57,044	96,102

Switzerland—0.1%
Schindler Holding AG	2,500	150,088

Total Preferred Stock (Identified Cost $2,505,645)		2,750,643

Rights—0.0%

Australia—0.0%
Alumina, Ltd. (b)	19,493	1,079
Leighton Holdings, Ltd. (b)	664	83

		1,162

France—0.0%
Natixis (b) (c)	5	0

Japan—0.0%
Dowa Mining Co., Ltd. (b)	16,000	3,504

Total Rights (Identified Cost $25)		4,666

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-117

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Short Term Investments—16.3%

Security Description	Face Amount/Shares	Value

United States—16.3%
Federal Home Loan Bank 0.750%, 10/07/08	$475,000	474,940
0.068%, 10/01/08	5,950,000	5,950,000
State Street Navigator Securities Lending Prime Portfolio (e)	96,461,237	96,461,237

Total Short Term Investments (Identified Cost $102,886,177)		$102,886,177

Total Investments—115.6% (Identified Cost $760,312,869) (f)		729,489,802
Liabilities in excess of other assets		(98,214,920)

Total Net Assets—100%		$631,274,882

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $91,452,238 and the collateral received consisted of cash in the amount of $96,461,237 and non-cash collateral with a value of $376,923. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $760,291,846 and the composition of unrealized appreciation and depreciation of investment securities was $63,357,704 and $(94,159,748), respectively.
(FDR)—	Fiduciary Depository Receipt
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(HKD)—	Hong Kong Dollar
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$113,441,317	$0
Level 2—Other Significant Observable Inputs	616,048,485	0
Level 3—Significant Unobservable Inputs	0	0

Total	$729,489,802	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-118

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—97.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
Empresa Brasileira de Aeronautica S.A. (ADR)	396,700	$10,714,867
L-3 Communications Holdings, Inc.	114,600	11,267,472

		21,982,339

Auto Components—1.2%
WABCO Holdings, Inc.	252,600	8,977,404

Automobiles—0.7%
Harley-Davidson, Inc. (a)	131,600	4,908,680

Beverages—2.9%
Constellation Brands, Inc. (b)	771,300	16,552,098
Dr. Pepper Snapple Group, Inc. (b)	195,300	5,171,544

		21,723,642

Capital Markets—6.3%
Invesco, Ltd. (a)	748,500	15,703,530
Jefferies Group, Inc. (a)	719,000	16,105,600
Legg Mason, Inc. (a)	133,300	5,073,398
Morgan Stanley	404,200	9,296,600

		46,179,128

Commercial Banks—3.3%
First Horizon National Corp. (a)	564,032	5,279,340
KeyCorp.	471,900	5,634,486
National City Corp. (a)	1,648,800	2,885,400
Zions Bancorp (a)	278,800	10,789,560

		24,588,786

Communications Equipment—1.0%
Arris Group, Inc. (a) (b)	962,000	7,436,260

Construction & Engineering—1.4%
Chicago Bridge & Iron Co., NV	527,000	10,139,480

Diversified Financial Services—1.1%
Moody’s Corp. (a)	249,500	8,483,000

Electric Utilities—7.0%
DPL, Inc. (a)	513,700	12,739,760
Entergy Corp.	84,200	7,494,642
FirstEnergy Corp.	272,600	18,261,474
PPL Corp.	353,000	13,068,060

		51,563,936

Electronic Equipment & Instruments—4.7%
Anixter International, Inc. (a) (b)	262,600	15,627,326
Avnet, Inc. (b)	447,200	11,014,536
Ingram Micro, Inc.	503,700	8,094,459

		34,736,321

Energy Equipment & Services—4.5%
National Oilwell Varco, Inc. (b)	112,100	5,630,783
Noble Corp.	173,500	7,616,650

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Oceaneering International, Inc. (b)	142,600	$7,603,432
Tidewater, Inc.	225,175	12,465,688

		33,316,553

Food Products—2.5%
ConAgra Foods, Inc. (a)	680,100	13,234,746
Smithfield Foods, Inc. (a) (b)	338,000	5,367,440

		18,602,186

Health Care Equipment & Supplies—1.5%
Covidien, Ltd.	204,400	10,988,544

Health Care Providers & Services—4.2%
Aetna, Inc.	292,000	10,544,120
Cigna Corp.	260,700	8,858,586
Coventry Health Care, Inc. (b)	363,550	11,833,552

		31,236,258

Hotels, Restaurants & Leisure—2.1%
Brinker International, Inc.	327,400	5,857,186
Darden Restaurants, Inc. (a)	337,000	9,648,310

		15,505,496

Household Durables—3.6%
NVR, Inc. (a) (b)	28,200	16,130,400
Whirlpool Corp. (a)	128,300	10,172,907

		26,303,307

Independent Power Producers & Energy Traders—2.2%
Dynegy, Inc. (a) (b)	1,659,300	5,940,294
NRG Energy, Inc. (a) (b)	405,400	10,033,650

		15,973,944

Industrial Conglomerates—0.9%
McDermott International, Inc. (b)	258,600	6,607,230

Insurance—4.7%
Assurant, Inc.	286,960	15,782,800
StanCorp Financial Group, Inc.	283,500	14,742,000
W.R. Berkley Corp.	182,350	4,294,342

		34,819,142

IT Services—3.7%
Affiliated Computer Services, Inc. (Class A) (b)	371,400	18,803,982
Lender Processing Services, Inc. (a)	285,099	8,701,221

		27,505,203

Machinery—2.9%
Eaton Corp.	169,600	9,528,128
Terex Corp.	401,600	12,256,832

		21,784,960

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-119

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Marine—1.1%
Eagle Bulk Shipping, Inc. (a)	566,100	$7,891,434

Media—1.6%
The McGraw-Hill Cos., Inc. (a)	379,100	11,983,351

Metals & Mining—5.4%
Cleveland-Cliffs, Inc. (a)	117,500	6,220,450
Freeport-McMoRan Copper & Gold, Inc.	200,600	11,404,110
Sterlite Industries India, Ltd. (ADR) (a) (b)	443,400	3,995,034
Teck Cominco, Ltd. (Class B) (CAD)	372,000	10,832,640
United States Steel Corp.	97,500	7,566,975

		40,019,209

Multiline Retail—3.6%
J.C. Penney Co., Inc. (a)	404,100	13,472,694
Macy’s, Inc.	722,400	12,988,752

		26,461,446

Oil, Gas & Consumable Fuels—10.3%
Apache Corp.	79,700	8,311,116
Denbury Resources, Inc. (b)	497,000	9,462,880
Noble Energy, Inc.	117,900	6,554,061
Ship Finance International, Ltd. (a)	232,713	5,017,292
Southwestern Energy Co. (b)	377,400	11,525,796
Talisman Energy, Inc.	922,115	13,112,475
Whiting Petroleum Corp. (b)	188,210	13,411,845
XTO Energy, Inc.	185,510	8,629,925

		76,025,390

Personal Products—2.5%
NBTY, Inc. (b)	627,715	18,530,147

Pharmaceuticals—2.3%
Shire, Plc. (ADR) (a)	356,500	17,022,875

Real Estate Investment Trusts—3.5%
Annaly Capital Management, Inc.	898,420	12,083,749
Developers Diversified Realty Corp. (a)	311,300	9,865,097
Vornado Realty Trust	44,900	4,083,655

		26,032,501

Semiconductors & Semiconductor Equipment—1.2%
International Rectifier Corp. (b)	457,900	8,709,258

Software—0.6%
Cadence Design Systems, Inc. (b)	643,431	4,349,594

Total Common Stock (Identified Cost $867,651,262)		720,387,004

Short Term Investments—29.5%
Security Description	Shares/Face Amount	Value

Mutual Funds—26.3%
State Street Navigator Securities Lending Prime Portfolio (c)	$194,147,965	$194,147,965

Repurchase Agreement—3.2%
State Street Repurchase Agreement dated 09/30/08 at 0.400% to be repurchased at $23,595,262 on 10/01/08, collateralized by $24,095,000 Federal Home Loan Bank due 01/19/10 with a value of $24,069,941.	23,595,000	23,595,000

Total Short Term Investments (Identified Cost $217,742,965)		217,742,965

Total Investments—127.0% (Identified Cost $1,085,394,227) (d)		938,129,969
Liabilities in excess of other assets		(199,727,857)

Total Net Assets—100%		$738,402,112

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $205,243,861 and the collateral received consisted of cash in the amount of $194,147,965 and non-cash collateral with a value of $6,874,567. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,085,394,227 and the composition of unrealized appreciation and depreciation of investment securities was $22,687,128 and $(169,951,386), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-120

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$914,534,969	$0
Level 2—Other Significant Observable Inputs	23,595,000	0
Level 3—Significant Unobservable Inputs	0	0

Total	$938,129,969	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-121

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—94.7% of Total Net Assets

Security Description	Shares	Value

Australia—0.1%
Aristocrat Leisure, Ltd. (a)	106,300	$562,422

Brazil—0.8%
Empresa Brasileira de Aeronautica S.A. (ADR)	205,210	5,542,722

Canada—1.4%
Husky Energy, Inc. (b)	239,500	9,987,640

Cayman Islands—2.4%
Transocean, Inc. (b)	93,158	10,232,475
XL Capital, Ltd. (Class A) (a)	346,810	6,221,771

		16,454,246

Finland—1.0%
Fortum Oyj	213,880	7,217,537

France—5.4%
LVMH Moet Hennessy Louis Vuitton S.A. (a)	130,611	11,534,619
NicOx S.A. (a) (b)	51,405	559,492
Sanofi-Aventis S.A. (a)	110,092	7,237,786
Société Générale (a)	59,791	5,428,468
Technip S.A. (a)	134,420	7,552,577
Total S.A. (a)	85,208	5,141,587

		37,454,529

Germany—6.3%
Allianz SE (a)	64,964	8,936,248
Bayerische Motoren Werke AG	147,767	5,764,559
SAP AG (a)	245,388	13,179,189
Siemens AG	170,888	16,041,436

		43,921,432

India—2.1%
Dish TV India, Ltd. (b)	597,114	355,673
Hindustan Lever, Ltd.	555,400	3,042,926
ICICI Bank, Ltd. (ADR) (a)	2,430	57,153
Infosys Technologies, Ltd.	270,626	8,211,263
Wire & Wireless India, Ltd. (b)	556,330	199,234
Zee Telefilms, Ltd.	665,260	2,904,579

		14,770,828

Italy—1.1%
Bulgari S.p.A. (a)	433,600	3,859,471
Tod’s S.p.A. (a)	74,000	3,698,871

		7,558,342

Japan—11.2%
Fanuc, Ltd.	28,800	2,181,063
Hoya Corp. (a)	234,600	4,666,326
KDDI Corp.	1,501	8,440,876
Keyence Corp.	23,200	4,633,155
Kyocera Corp. (a)	36,700	2,793,484
Mitsubishi Electric Corp.	388,000	2,624,930
Murata Manufacturing Co., Ltd.	142,400	5,736,696
Nidec Corp.	38,000	2,346,637

Security Description	Shares	Value

Japan—(Continued)
Nintendo Co., Ltd.	10,700	$4,472,120
Secom Co., Ltd.	90,700	3,807,197
Sega Sammy Holdings, Inc. (a)	138,800	1,245,727
Seven & I Holdings Co., Ltd.	114,691	3,314,321
Shionogi & Co., Ltd.	230,000	4,672,502
Sony Corp. (a)	327,928	10,182,112
Sony Financial Holdings, Inc.	563	2,231,247
Square Enix Co., Ltd. (a)	47,300	1,386,565
Sumitomo Mitsui Financial Group, Inc. (a)	1,242	7,812,191
Toyota Motor Corp.	125,600	5,354,013

		77,901,162

Mexico—2.5%
Companhia de Bebidas das Americas (ADR)	84,450	4,611,815
Grupo Modelo S.A. de C.V. (a)	870,910	3,690,431
Grupo Televisa S.A. (ADR) (a)	425,570	9,307,216

		17,609,462

Netherlands—3.0%
European Aeronautic Defense & Space Co. NV (a)	347,157	6,007,748
Koninklijke Philips Electronics NV (a)	322,948	8,844,240
TNT NV	208,500	5,832,417

		20,684,405

Norway—0.5%
Tandberg ASA (a)	257,470	3,461,756

South Korea—0.8%
SK Telecom Co., Ltd. (ADR)	309,040	5,816,133

Spain—1.0%
Inditex S.A. (a)	168,890	7,206,020

Sweden—7.1%
Assa Abloy AB (Series B) (a)	593,000	7,182,196
Hennes & Mauritz AB (Series B) (a)	284,510	11,535,538
Investor AB (a)	358,825	6,684,353
Telefonaktiebolaget LM Ericsson (Class B) (a)	2,540,996	23,864,344

		49,266,431

Switzerland—4.0%
Basilea Pharmaceuticals	5,686	839,602
Credit Suisse Group	251,433	12,025,632
Roche Holding AG (b)	94,041	14,726,570

		27,591,804

Taiwan—2.1%
MediaTek, Inc.	699,379	7,311,065
Taiwan Semiconductor Manufacturing Co., Ltd.	3,151,024	5,186,359
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	251,119	2,352,985

		14,850,409

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-122

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Turkey—0.1%
Turkcell Iletisim Hizmet AS (ADR)	52,685	$789,748

United Kingdom—11.2%
3i Group, Plc.	248,640	3,142,725
BP, Plc. (ADR) (a)	121,350	6,088,129
Burberry Group, Plc.	356,913	2,504,483
Cadbury, Plc.	555,958	5,605,890
Diageo, Plc.	258,672	4,384,709
Experian Group, Ltd.	255,128	1,693,997
HSBC Holdings, Plc.	611,657	9,651,782
Prudential, Plc.	654,672	6,034,228
Reckitt Benckiser Group, Plc.	186,558	9,044,996
Royal Bank of Scotland Group, Plc.	2,186,846	7,253,780
RT Group, Plc. (c) (d) (e)	282,264	0
Smith & Nephew, Plc.	379,108	4,001,355
Tesco, Plc.	1,089,599	7,587,793
Vodafone Group, Plc.	3,730,621	8,252,802
WPP Group, Plc.	329,365	2,676,556

		77,923,225

United States—30.6%
3M Co.	128,070	8,748,462
Acadia Pharmaceuticals, Inc. (a) (b)	78,500	210,380
Adobe Systems, Inc. (b)	297,670	11,749,035
Aetna, Inc.	120,100	4,336,811
Aflac, Inc.	131,300	7,713,875
Altera Corp. (b)	311,230	6,436,236
Automatic Data Processing, Inc.	213,410	9,123,277
Boeing Co.	57,560	3,301,066
Citigroup, Inc.	271,200	5,562,312
Colgate-Palmolive Co.	92,200	6,947,270
Corning, Inc. (b)	445,610	6,969,340
Cree, Inc. (a) (b)	189,740	4,322,277
Dr. Pepper Snapple Group, Inc. (a) (b)	81,454	2,156,902
eBay, Inc. (b)	506,830	11,342,855
Emerson Electric Co.	186,300	7,599,177
InterMune, Inc. (a) (b)	72,100	1,233,631
International Game Technology (a)	110,970	1,906,465
Intuit, Inc. (b)	379,420	11,993,466
Juniper Networks, Inc. (b)	537,700	11,329,339
Linear Technology Corp. (a)	123,410	3,783,751
Lockheed Martin Corp.	47,580	5,218,099
Maxim Integrated Products, Inc.	304,290	5,507,649
McDonald’s Corp.	153,400	9,464,780
Microsoft Corp.	500,260	13,351,939
Northrop Grumman Corp.	56,030	3,392,056
Raytheon Co.	108,950	5,829,915
Regeneron Pharmaceuticals, Inc. (a) (b)	46,390	1,012,694
Seattle Genetics, Inc. (a) (b)	134,826	1,442,638
Shuffle Master, Inc. (a) (b)	139,400	709,546
SIRIUS XM Radio, Inc.	3,040,660	1,733,176
SLM Corp.	325,600	4,017,904
The Walt Disney Co.	305,260	9,368,429
Theravance, Inc. (a) (b)	118,980	1,482,491
Tiffany & Co. (a)	205,900	7,313,568
Wal-Mart Stores, Inc.	158,610	9,499,153

Security Description	Shares	Value

United States—(Continued)
WellPoint, Inc. (b)	44,900	$2,099,973
Xilinx, Inc. (a)	220,490	5,170,491

		213,380,428

Total Common Stock (Identified Cost $774,181,480)		659,950,681

Units—2.5%

Mexico—1.1%
Fomento Economico Mexicano S.A. de C.V.	1,971,260	7,514,198

Panama—1.4%
Carnival Corp. (a)	285,870	10,105,505

Total Units (Identified Cost $18,625,313)		17,619,703

Preferred Stock—0.9%

Germany—0.9%
Bayerische Motoren Werke AG (a)	53,166	1,636,959
Porsche AG	40,449	4,327,763

Total Preferred Stock (Identified Cost $7,007,153)		5,964,722

Fixed Income-Convertible—0.1%
Security Description	Face Amount	Value

United States—0.1%
Theravance, Inc. 3.000%, 01/15/15	$699,000	503,280

Total Fixed Income—Convertible (Identified Cost $699,000)		503,280

Short Term Investments—19.2%
Security Description	Shares/Face Amount	Value

United States—19.2%
State Street Navigator Securities Lending Prime Portfolio (f)	124,645,606	124,645,606
State Street Repurchase Agreement dated 09/30/08 at 0.400% to be repurchased at $8,873,099 on 10/01/08, collateralized by $8,865,000 Federal Home Loan Mortgage Corp. 4.25% due 04/24/13 with a value of $9,051,165	8,873,000	8,873,000

Total Short Term Investments (Identified Cost $133,518,606)		133,518,606

Total Investments—117.4% (Identified Cost $934,031,552) (g)		817,556,992
Liabilities in excess of other assets		(120,936,648)

Total Net Assets—100%		$696,620,344

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-123

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $117,197,816 and the collateral received consisted of cash in the amount of $124,645,606. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-Income Producing.
(c)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(d)	Zero Valued Security.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Represents investment of cash collateral received from securities lending transactions.
(g)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $934,031,552 and the composition of unrealized appreciation and depreciation of investment securities was $33,779,452 and $(150,254,012), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$399,151,687	$0
Level 2—Other Significant Observable Inputs	418,405,305	0
Level 3—Significant Unobservable Inputs	0	0

Total	$817,556,992	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-124

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—97.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
AAR Corp. (a) (b)	25,386	$421,154
Aerovironment, Inc.	7,017	224,193
American Science & Engineering, Inc. (a)	5,154	307,848
Applied Signal Technology, Inc.	8,961	155,742
Argon, Inc. (a) (b)	8,892	208,873
Axsys Technologies, Inc. (b)	5,846	344,563
Ceradyne, Inc. (a) (b)	16,510	605,257
Cubic Corp.	9,190	225,982
Curtiss-Wright Corp.	28,142	1,279,054
Ducommun, Inc.	7,298	174,276
DynCorp. International, Inc. (a) (b)	15,363	257,484
Esterline Technologies Corp. (b)	19,053	754,308
GenCorp, Inc. (a) (b)	39,139	263,797
HEICO Corp. (Class B) (a)	15,158	497,486
Herley Industries, Inc. (a) (b)	9,374	160,295
Hexcel Corp. (b)	62,176	851,190
Ladish, Inc. (b)	8,706	176,297
Moog, Inc. (b)	27,556	1,181,601
Orbital Sciences Corp. (b)	36,263	869,224
Stanley, Inc. (b)	5,973	220,463
Taser International, Inc. (a) (b)	44,282	316,616
Teledyne Technologies, Inc. (b)	22,894	1,308,621
TransDigm Group, Inc. (a) (b)	21,607	739,608
Triumph Group, Inc. (a)	10,004	457,283

		12,001,215

Air Freight & Logistics—0.3%
Atlas Air Worldwide Holdings, Inc. (b)	8,084	325,866
Dynamex, Inc. (a) (b)	6,006	170,931
Forward Air Corp. (a)	18,684	508,765
HUB Group, Inc. (Class A) (b)	25,072	943,961
Pacer International, Inc.	22,347	368,055

		2,317,578

Airlines—0.6%
AirTran Holdings, Inc. (a) (b)	106,221	258,117
Alaska Air Group, Inc. (a) (b)	23,300	475,087
Allegiant Travel Co. (b)	9,131	322,507
Hawaiian Holdings, Inc.	26,730	248,054
JetBlue Airways Corp. (a) (b)	112,271	555,741
Republic Airways Holdings, Inc. (b)	23,593	240,413
Skywest, Inc.	38,881	621,318
UAL Corp. (a) (b)	81,954	720,376
US Airways Group, Inc. (a) (b)	62,420	376,393

		3,818,006

Auto Components—0.8%
American Axle & Manufacturing Holdings, Inc. (a)	27,908	149,587
Amerigon, Inc. (a) (b)	13,318	87,632
ArvinMeritor, Inc. (a)	47,717	622,230
ATC Technology Corp. (b)	13,111	311,255
Cooper Tire & Rubber Co. (a)	36,658	315,259
Dana Holding Corp. (a) (b)	64,718	313,235
Drew Industries, Inc. (a) (b)	16,866	288,577
Exide Technologies (a) (b)	49,077	362,188

Security Description	Shares	Value

Auto Components—(Continued)
Fuel System Solutions, Inc. (a)	7,974	$274,704
GenTek, Inc. (a) (b)	5,631	144,773
Hayes Lemmerz International, Inc. (a) (b)	57,979	158,283
Lear Corp. (b)	47,108	494,634
Modine Manufacturing Co. (a)	20,814	301,387
Raser Technologies, Inc. (a) (b)	30,438	258,723
Sauer-Danfoss, Inc. (a)	7,791	192,360
Spartan Motors, Inc. (a)	19,530	62,105
Stoneridge, Inc. (a) (b)	9,884	111,195
Superior Industries International, Inc. (a)	13,180	252,529
Tenneco, Inc. (b)	28,545	303,433
Visteon Corp. (a) (b)	75,405	174,940

		5,179,029

Automobiles—0.0%
Fleetwood Enterprises, Inc. (a) (b)	35,502	36,212
Winnebago Industries, Inc. (a)	20,312	262,431

		298,643

Beverages—0.1%
Boston Beer, Inc. (a) (b)	7,145	339,316
Central European Distribution Corp. (a) (b)	1	45

		339,361

Biotechnology—3.8%
Acorda Therapeutics, Inc. (a) (b)	21,535	513,610
Affymax, Inc. (a) (b)	7,931	157,430
Alexion Pharmaceuticals, Inc. (a) (b)	49,682	1,952,503
Alkermes, Inc. (b)	60,343	802,562
Allos Therapeutics, Inc. (a) (b)	37,060	274,615
Alnylam Pharmaceuticals, Inc. (a) (b)	25,774	746,157
Arena Pharmaceuticals, Inc. (a) (b)	46,806	234,030
Ariad Pharmaceuticals, Inc. (a) (b)	35,921	88,725
Array Biopharma, Inc. (a) (b)	31,105	238,886
Celera Corp. (b)	52,827	816,177
Cell Genesys, Inc. (a) (b)	50,537	29,817
Celldex Therapeutics, Inc. (b)	11,133	129,477
Cepheid, Inc. (a) (b)	37,111	513,245
Cougar Biotechnology, Inc. (a) (b)	9,818	327,823
Cubist Pharmaceuticals, Inc. (a) (b)	35,783	795,456
CV Therapeutics, Inc. (b)	48,057	519,016
Dendreon Corp. (a) (b)	66,216	378,093
Dyax Corp. (a) (b)	42,026	184,914
Enzon Pharmaceuticals, Inc. (a) (b)	27,534	203,201
Genomic Health, Inc. (a) (b)	12,876	291,641
Geron Corp. (a) (b)	45,239	178,694
GTx, Inc. (a) (b)	17,247	328,038
Halozyme Therapeutics, Inc. (a) (b)	39,723	291,567
Human Genome Sciences, Inc. (a) (b)	100,386	637,451
Idenix Pharmaceuticals, Inc. (a) (b)	19,197	138,794
Idera Pharmaceuticals, Inc. (a) (b)	14,570	205,000
Incyte Corp. (a) (b)	45,130	345,245
InterMune, Inc. (a) (b)	25,684	439,453
Isis Pharmaceuticals, Inc. (a) (b)	59,166	999,314
Ligand Pharmaceuticals, Inc. (a) (b)	55,630	164,109

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-125

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Martek Biosciences Corp. (b)	21,606	$678,861
Medarex, Inc. (a) (b)	84,601	547,368
Metabolix, Inc. (a) (b)	19,441	211,518
Momenta Pharmaceuticals, Inc. (a) (b)	17,269	226,397
Myriad Genetics, Inc. (a) (b)	28,960	1,878,925
Nabi Biopharmaceuticals (a) (b)	32,116	149,661
Neurocrine Biosciences, Inc. (a) (b)	21,044	98,696
Omrix Biopharmaceuticals, Inc. (a) (b)	8,576	153,853
Onyx Pharmaceuticals, Inc. (a) (b)	36,096	1,305,953
Orexigen Therapeutics, Inc. (a) (b)	15,204	164,051
OSI Pharmaceuticals, Inc. (a) (b)	36,987	1,823,089
Osiris Therapeutics, Inc. (b)	11,221	216,453
PDL BioPharma, Inc. (b)	78,140	727,483
Pharmasset, Inc. (b)	11,069	220,827
Progenics Pharmaceuticals, Inc. (a) (b)	21,526	286,511
Regeneron Pharmaceuticals, Inc. (b)	38,704	844,908
Rigel Pharmaceuticals, Inc. (a) (b)	24,433	570,511
Sangamo Biosciences, Inc. (a)	25,684	197,767
Savient Pharmaceuticals, Inc. (a) (b)	35,468	528,828
Seattle Genetics, Inc. (a) (b)	37,822	404,695
Theravance, Inc. (a) (b)	34,733	432,773
United Therapeutics Corp. (b)	14,610	1,536,534
XOMA, Ltd. (a) (b)	82,412	173,065
Zymogenetics, Inc. (a) (b)	26,358	175,544

		26,479,314

Building Products—0.5%
AAON, Inc.	7,694	139,954
American Woodmark Corp. (a)	8,732	196,033
Ameron International Corp. (a)	6,018	431,190
Apogee Enterprises, Inc. (a)	17,370	261,071
Gibraltar Industries, Inc. (a)	18,286	342,131
Griffon Corp. (a) (b)	30,404	274,244
Insteel Industries, Inc. (a)	12,134	164,901
NCI Building Systems, Inc. (a) (b)	12,366	392,620
Quanex Building Products Corp. (b)	22,520	343,205
Simpson Manufacturing Co. , Inc. (a)	24,267	657,393
Trex Co., Inc. (a) (b)	12,252	221,884
Universal Forest Products, Inc. (a)	10,348	361,249

		3,785,875

Capital Markets—1.6%
Apollo Investment Corp. (a)	92,074	1,569,862
Ares Capital Corp.	63,806	665,497
Calamos Asset Management, Inc.	15,750	282,240
Capital Southwest Corp. (a)	1,881	267,196
Cohen & Steers, Inc. (a)	10,675	302,423
Diamond Hill Investment Group, Inc. (b)	1,546	139,016
FCStone Group, Inc. (a) (b)	15,110	271,829
GAMCO Investors, Inc. (a)	5,201	308,419
GFI Group, Inc. (a) (b)	50,761	239,084
Gladstone Capital Corp. (a)	14,623	222,855
Greenhill & Co., Inc. (a)	11,430	842,963
Hercules Technology Growth Capital, Inc. (a)	18,966	183,970
Kayne Anderson Energy Development Co. (a)	6,396	108,284
KBW, Inc. (a) (b)	17,828	587,254

Security Description	Shares	Value

Capital Markets—(Continued)
Knight Capital Group, Inc. (b)	61,855	$919,165
Kohlberg Capital Corp.	9,110	78,255
LaBranche & Co., Inc. (a) (b)	36,996	166,482
Ladenburg Thalmann Financial Services, Inc. (a) (b)	62,538	112,568
MCG Capital Corp. (a)	43,386	113,671
MVC Capital, Inc.	15,052	229,543
NGP Capital Resources Co. (a)	14,986	218,346
optionsXpress Holdings, Inc. (a)	26,495	514,533
Penson Worldwide, Inc. (a) (b)	9,106	126,300
Piper Jaffray Co. (b)	12,145	525,271
Prospect Capital Corp. (a)	18,121	232,130
RiskMetrics Group, Inc. (a) (b)	14,649	286,681
Stifel Financial Corp. (a) (b)	15,543	775,571
SWS Group, Inc. (a)	16,924	341,188
TradeStation Group, Inc. (b)	22,284	208,355
U.S. Global Investors, Inc. (a)	7,498	75,355
Westwood Holdings Group, Inc.	3,904	185,050

		11,099,356

Chemicals—2.1%
A. Schulman, Inc.	16,618	328,704
American Vanguard Corp. (a)	13,990	210,969
Arch Chemicals, Inc. (a)	16,387	578,461
Balchem Corp. (a)	10,704	285,476
Calgon Carbon Corp. (a) (b)	30,715	625,357
Ferro Corp.	27,506	552,871
Flotek Industries, Inc. (a) (b)	18,033	198,363
H.B. Fuller Co. (a)	36,393	759,522
Hercules, Inc.	76,861	1,521,079
ICO, Inc. (a) (b)	20,470	114,837
Innophos Holdings, Inc. (a)	7,232	176,316
Innospec, Inc.	17,009	205,129
Koppers Holdings, Inc.	13,722	513,340
LSB Industries, Inc. (a) (b)	11,999	166,186
Minerals Technologies, Inc.	13,137	779,812
NewMarket Corp. (a)	8,857	465,524
Olin Corp. (a)	48,415	939,251
OM Group, Inc. (b)	19,970	449,325
Penford Corp. (a)	8,220	145,412
PolyOne Corp. (b)	69,497	448,256
Quaker Chemical Corp.	7,230	205,766
Rockwood Holdings, Inc. (b)	27,106	695,540
Sensient Technologies Corp.	31,388	882,944
ShengdaTech, Inc. (a) (b)	21,210	148,470
Solutia, Inc. (b)	61,235	857,290
Spartech Corp.	20,427	202,227
Stepan Co.	4,458	243,273
Symyx Technologies, Inc. (a) (b)	19,225	190,520
W.R. Grace & Co. (a) (c)	46,759	706,996
Westlake Chemical Corp. (a)	13,301	279,720
Zep, Inc. (a)	14,264	251,617
Zoltek Companies, Inc. (a) (b)	18,207	311,522

		14,440,075

Commercial Banks—6.5%
1st Source Corp.	10,619	249,546
Arrow Financial Corp. (a)	6,737	198,135

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-126

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Bancfirst Corp. (a)	5,056	$244,356
Banco Latinoamericano de Exportaciones S.A.	16,812	242,429
Bank of the Ozarks, Inc. (a)	7,390	199,530
BankFinancial Corp. (a)	11,879	174,384
Boston Private Financial Holdings, Inc. (a)	21,774	190,305
Camden National Corp. (a)	5,621	196,454
Capital City Bank Group, Inc. (a)	7,854	246,223
Cardinal Financial Corp. (a)	18,171	146,822
Cascade Bancorp. (a)	13,690	121,704
Cathay General Bancorp (a)	31,566	751,271
Central Pacific Financial Corp. (a)	19,720	331,493

Chemical Financial Corp. (a)	17,023	530,096
Citizens & Citizens North Corp. (a)	6,716	144,730
Citizens Banking Corp. (a)	46,095	141,973
City Holdings Co.	9,914	418,866
Columbia Banking Systems, Inc.	15,187	269,265
Community Bank Systems, Inc. (a)	19,990	502,748
Community Trust Bancorp, Inc. (a)	9,791	336,810
CVB Financial Corp. (a)	44,178	614,074
East West Bancorp, Inc. (a)	43,100	590,470
Enterprise Financial Services Corp. (a)	8,030	181,157
F.N.B. Corp. (a)	61,155	977,257
Fifth Third Bancorp (a)	1	10
Financial Institutions, Inc. (a)	8,161	163,302
First Bancorp (a)	10,486	179,311
First Bancorp (Puerto Rico) (a)	54,770	605,756
First Commonwealth Financial Corp. (a)	47,267	636,686
First Community Bancshares, Inc. (a)	6,026	226,096
First Financial Bancorp (a)	25,847	377,366
First Financial Bankshares, Inc. (a)	13,236	686,684
First Financial Corp. (a)	6,809	319,887
First Merchants Corp. (a)	11,118	253,490
First Midwest Bancorp, Inc. (a)	31,239	757,233
FirstMerit Corp.	52,700	1,106,700
Frontier Financial Corp. (a)	32,200	432,446
Glacier Bancorp, Inc. (a)	38,966	965,188
Greene County Bancshares, Inc. (a)	13,488	317,103
Guaranty Bancorp (a) (b)	31,105	189,740
Hancock Holding Co. (a)	17,503	892,653
Hanmi Financial Corp. (a)	27,683	139,799
Harleysville National Corp. (a)	21,583	366,479
Heartland Financial USA, Inc. (a)	7,703	193,037
Home Bancshares, Inc. (a)	12,164	314,683
IBERIABANK Corp. (a)	8,632	456,201
Independent Bank Corp. (a)	1	6
Independent Bank Corp. (Massachusetts) (a)	10,279	320,396
Integra Bank Corp. (a)	12,892	102,878
International Bancshares Corp. (a)	33,421	902,367
Investors Bancorp, Inc. (b)	34,761	523,153
Lakeland Bancorp, Inc. (a)	12,623	147,563
Lakeland Financial Corp. (a)	7,109	156,114
Macatawa Bank Corp. (a)	1	7
Mainsource Financial Group, Inc. (a)	16,583	325,027
MB Financial, Inc. (a)	22,095	730,682
Nara Bancorp, Inc. (a)	15,312	171,494
National Penn Bancshares, Inc. (a)	55,835	815,191
NBT Bancorp, Inc. (a)	20,656	618,028

Security Description	Shares	Value

Commercial Banks—(Continued)
Northfield Bancorp, Inc. (b)	14,322	$173,439
Old National Bancorp (a)	43,737	875,615
Old Second Bancorp, Inc. (a)	7,369	136,474
Oriental Financial Group, Inc.	14,047	250,879
Pacific Capital Bancorp (a)	29,016	590,476
PacWest Bancorp (a)	15,528	443,946
Park National Corp. (a)	6,924	540,072
Peapack Gladstone Financial Corp. (a)	6,042	202,407
People’s Bancorp, Inc.	5,816	126,614
Pinnacle Financial Partners, Inc. (a) (b)	15,243	469,484
Preferred Bank (Los Angeles, CA) (a)	1	11
PrivateBancorp, Inc. (a)	12,625	525,957
Prosperity Bancshares, Inc. (a)	25,727	874,461
Provident Bankshares Corp. (a)	19,334	187,733
Renasant Corp. (a)	12,711	275,956
Republic Bancorp, Inc. (Class A) (a)	6,675	202,386
S&T Bancorp, Inc. (a)	16,636	612,704
S.Y. Bancorp, Inc. (a)	12,103	370,594
Sandy Spring Bancorp, Inc. (a)	14,588	322,395
SCBT Financial Corp. (a)	7,106	267,186
Shore Bancshares, Inc. (a)	6,207	159,520
Signature Bank (b)	19,686	686,648
Simmons First National Corp. (a)	8,478	301,817
Smithtown Bancorp, Inc. (a)	7,342	165,195
Southside Bancshares, Inc. (a)	8,775	221,130
Southwest Bancorp, Inc. (Oklahoma)	10,385	183,503
State Bancorp, Inc. (a)	10,603	157,985
StellarOne Corp. (a)	15,621	322,886
Sterling Bancorp (a)	13,033	188,457
Sterling Bancshares, Inc.	48,745	509,385
Sterling Financial Corp. (Washington) (a)	29,125	422,312
Suffolk Bancorp (a)	5,413	213,326
Susquehanna Bancshares, Inc. (a)	53,865	1,051,445
SVB Financial Group (a) (b)	19,501	1,129,498
Texas Capital Bancshares, Inc. (a) (b)	19,670	408,349
The Colonial BancGroup, Inc. (a)	132,990	1,045,301
The South Financial Group, Inc. (a)	44,741	327,952
Tompkins Trustco, Inc. (a)	4,886	246,743
TowneBank	14,459	318,098
TriCo Bancshares (a)	7,390	159,107
Trustmark Corp. (a)	31,258	648,291
UCBH Holdings, Inc. (a)	60,126	385,408
UMB Financial Corp. (a)	21,357	1,121,670
Umpqua Holdings Corp. (a)	37,028	544,682
Union Bankshares Corp. (a)	13,521	324,504
United Bankshares, Inc. (a)	24,546	859,110
United Community Bank, Inc. (a)	25,133	333,262
Univest Corp. (a)	7,788	288,156
Virginia Commerce Bancorp (a) (b)	1	4
Washington Trust Bancorp, Inc. (a)	6,459	171,809
WesBanco, Inc. (a)	17,979	478,601
West Bancorp, Inc. (a)	13,056	170,120
Westamerica Bancorp (a)	18,288	1,052,109
Wilshire Bancorp, Inc. (a)	14,336	174,469
Wintrust Financial Corp. (a)	16,617	487,709

		45,100,204

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-127

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—4.3%
ABM Industries, Inc.	27,860	$608,462
Acco Brands Corp. (a) (b)	32,678	246,392
Administaff, Inc. (a)	14,105	383,938
American Ecology Corp. (a)	10,910	301,880
American Reprographics Co. (a) (b)	23,904	412,344
Bowne & Co., Inc.	18,709	216,089
Brady Corp.	32,567	1,148,964
Casella Waste Systems, Inc. (b)	15,671	183,978
CBIZ, Inc. (a) (b)	32,679	276,138
CDI Corp.	7,746	172,968
Cenveo, Inc. (a) (b)	31,208	239,990
China Security & Surveillance Technology, Inc. (b)	18,338	254,531
Clean Harbors, Inc. (b)	12,853	868,220
Comfort Systems USA, Inc.	24,012	320,800
Consolidated Graphics, Inc. (b)	7,728	234,390
Cornell Companies, Inc. (a) (b)	7,626	207,275
CoStar Group, Inc. (a) (b)	12,830	582,354
CRA International, Inc. (a) (b)	9,028	248,089
Deluxe Corp.	36,692	527,998
Duff & Phelps Corp. (b)	7,904	166,221
EnergySolutions, Inc. (a)	21,760	217,600
EnerNOC, Inc. (a) (b)	6,985	72,225
Ennis, Inc.	15,615	241,408
Exponent, Inc. (b)	9,587	317,234
First Advantage Corp (a)	7,503	105,417
Fuel Tech, Inc. (a) (b)	10,672	193,056
G&K Services, Inc.	12,200	403,210
GeoEye, Inc. (a) (b)	10,978	242,943
Healthcare Services Group, Inc. (a)	28,064	513,291
Heidrick & Struggles International, Inc. (a)	11,860	357,579
Herman Miller, Inc.	37,758	923,938
Hill International, Inc. (b)	16,010	221,738
HNI Corp. (a)	29,072	736,684
Hudson Highland Group, Inc. (b)	14,268	99,163
Huron Consulting Group, Inc. (a) (b)	13,968	795,897
IKON Office Solutions, Inc.	52,171	887,429
Innerworkings, Inc. (a) (b)	21,565	239,156
Interface, Inc.	33,244	377,984
Kelly Services, Inc. (Class A)	17,549	334,308
Kforce, Inc. (b)	18,129	185,097
Knoll, Inc.	30,139	455,702
Korn/Ferry International (b)	30,619	545,631
Layne Christensen Co. (a) (b)	12,615	446,949
LECG Corp. (b)	14,501	117,023
M&F Worldwide Corp. (a) (b)	8,341	333,640
McGrath Rentcorp (a)	15,045	433,597
Metalico, Inc. (a) (b)	16,247	95,857
Mine Safety Appliances Co. (a)	20,126	767,203
Mobile Mini, Inc. (a) (b)	23,164	447,760
Multi-Color Corp. (a)	6,895	164,722
Navigant Consulting, Inc. (a) (b)	30,039	597,476
Odyssey Marine Exploration, Inc. (a) (b)	25,579	116,129
On Assignment, Inc. (a) (b)	20,637	162,620
PeopleSupport, Inc. (a) (b)	13,989	163,531
Pike Electric Corp. (b)	10,661	157,037
Resources Connection, Inc. (b)	28,983	652,987
Rollins, Inc.	29,043	551,236

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
RSC Holdings, Inc. (a) (b)	31,909	$362,486
Schawk, Inc. (a)	10,309	155,872
School Specialty, Inc. (a) (b)	12,829	400,136
Spherion Corp. (b)	36,226	176,421
Team, Inc.	12,181	439,978
Tetra Technologies, Inc. (b)	38,247	920,223
The Advisory Board Co. (b)	11,952	360,472
The GEO Group, Inc. (b)	33,284	672,670
TrueBlue, Inc. (b)	30,139	487,046
United Stationers, Inc. (b)	14,796	707,693
Viad Corp.	14,216	409,279
Volt Information Sciences, Inc. (a) (b)	7,738	69,487
Waste Connections, Inc. (b)	42,411	1,454,697
Waste Services, Inc. (a)	17,330	128,415
Watson Wyatt Worldwide, Inc.	27,563	1,370,708

		29,391,061

Communications Equipment—2.6%
3Com Corp. (b)	262,191	610,905
Acme Packet, Inc. (a) (b)	15,723	90,093
Adtran, Inc. (a)	35,649	694,799
Anaren, Inc. (b)	13,662	138,669
Arris Group, Inc. (b)	79,822	617,024
Aruba Networks, Inc. (a) (b)	35,336	181,274
Avanex Corp.	7,781	36,413
Avocent Corp. (b)	30,183	617,544
Bel Fuse, Inc. (Class B) (a)	7,133	203,076
BigBand Networks, Inc. (a) (b)	23,069	85,125
Black Box Corp.	12,292	424,443
Blue Coat Systems, Inc. (a) (b)	20,555	291,675
Bookham, Inc. (a) (b)	69,852	78,933
Cogo Group, Inc. (a) (b)	17,560	92,541
Comtech Telecommunications Corp. (b)	14,811	729,294
Digi International, Inc. (b)	18,330	186,966
Dycom Industries, Inc. (b)	26,092	339,718
EMS Technologies, Inc. (b)	12,768	284,854
Emulex Corp. (b)	51,645	551,052
Extreme Networks, Inc. (a) (b)	74,142	249,858
Finisar Corp. (a) (b)	205,504	207,559
Foundry Networks, Inc. (b)	93,327	1,699,485
Globecomm Systems, Inc. (b)	14,070	122,972
Harmonic, Inc. (b)	58,826	497,080
Harris Stratex Networks, Inc. (a) (b)	13,458	105,107
Hughes Communications, Inc. (a) (b)	4,058	148,928
Infinera Corp. (a) (b)	60,445	577,854
InterDigital, Inc. (a) (b)	30,258	727,705
Ixia (b)	26,295	193,794
Loral Space & Communications, Inc. (a) (b)	6,397	94,484
MasTec, Inc. (a) (b)	25,880	343,945
MRV Communications, Inc. (a) (b)	90,098	105,415
NETGEAR, Inc. (a) (b)	21,529	322,935
Neutral Tandem, Inc. (b)	11,068	205,201
Nextwave Wireless, Inc. (a) (b)	33,392	20,035
Oplink Communications, Inc. (a) (b)	14,091	170,078
Orbcomm, Inc. (a) (b)	16,019	78,974
ParkerVision, Inc. (a) (b)	16,210	162,100

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-128

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
PC-Tel, Inc. (b)	14,472	$134,879
Plantronics, Inc.	31,840	717,037
Polycom, Inc. (b)	56,453	1,305,758
Powerwave Technologies, Inc. (a) (b)	87,179	345,229
Riverbed Technology, Inc. (a) (b)	36,544	457,531
ShoreTel, Inc. (a) (b)	29,847	171,322
Sonus Networks, Inc. (a) (b)	144,761	416,912
Starent Networks Corp. (a) (b)	19,794	256,134
Sycamore Networks, Inc. (b)	115,462	372,942
Symmetricom, Inc. (a) (b)	28,539	141,839
Tekelec, Inc. (a) (b)	42,353	592,518
UTStarcom, Inc. (a) (b)	77,850	262,354
ViaSat, Inc. (b)	14,912	351,625

		17,813,987

Computers & Peripherals—0.9%
3PAR, Inc. (b)	18,633	120,183
Adaptec, Inc. (b)	71,017	232,936
Avid Technology, Inc. (a) (b)	22,062	530,812
Compellent Technologies, Inc. (b)	9,865	122,326
Cray, Inc. (a) (b)	20,991	108,733
Data Domain, Inc. (a) (b)	21,547	479,852
Electronics for Imaging, Inc. (b)	33,985	473,411
Hutchinson Technology, Inc. (a) (b)	16,128	186,762
Hypercom Corp. (b)	49,583	197,340
Imation Corp. (a)	21,384	483,065
Immersion Corp. (a) (b)	16,446	95,716
Intermec, Inc. (a) (b)	39,805	781,770
Intevac, Inc. (b)	14,334	152,514
Netezza Corp. (b)	26,060	276,497
Novatel Wireless, Inc. (a) (b)	18,653	113,037
Palm, Inc. (a) (b)	77,857	464,806
Quantum Corp. (a) (b)	116,270	122,083
Rackable Systems, Inc. (a) (b)	18,071	177,277
STEC, Inc. (a) (b)	20,594	158,574
Stratasys, Inc. (a) (b)	11,733	204,975
Super Micro Computer, Inc. (b)	15,529	139,916
Synaptics, Inc. (a) (b)	26,541	802,069

		6,424,654

Construction & Engineering—0.6%
EMCOR Group, Inc. (b)	43,981	1,157,580
Furmanite Corp. (b)	25,504	263,711
Granite Construction, Inc. (a)	21,617	774,321
Great Lakes Dredge & Dock Corp. (b)	28,321	178,706
Insituform Technologies, Inc. (a) (b)	18,179	271,958
Northwest Pipe Co. (a) (b)	5,677	247,631
Orion Marine Group, Inc. (a) (b)	14,296	149,965
Perini Corp. (b)	32,551	839,490
Sterling Construction Co., Inc. (a)	8,227	133,277

		4,016,639

Construction Materials—0.2%
Headwaters, Inc. (a) (b)	27,972	373,426
Texas Industries, Inc. (a)	16,438	671,657

Security Description	Shares	Value

Construction Materials—(Continued)
U.S. Concrete, Inc. (a) (b)	39,530	$176,699

		1,221,782

Consumer Finance—0.4%
Advance America Cash Advance Centers, Inc.	43,274	129,389
Advanta Corp. (Class B) (a)	22,458	184,829
Cash America International, Inc.	17,989	648,324
Dollar Financial Corp. (a) (b)	16,563	254,905
EzCorp., Inc. (b)	25,729	483,705
First Cash Financial Services (b)	15,881	238,215
Nelnet, Inc. (a)	10,868	154,326
The First Marblehead Corp. (a) (b)	50,013	124,532
World Acceptance Corp. (a) (b)	12,260	441,360

		2,659,585

Containers & Packaging—0.3%
Graphic Packaging Holding Co. (a) (b)	99,937	249,842
Myers Industries, Inc.	18,955	239,023
Rock-Tenn Co.	24,909	995,862
Silgan Holdings, Inc.	16,449	840,379

		2,325,106

Distributors—0.0%
Audiovox Corp. (b)	12,365	115,860
Core-Mark Holding Co., Inc. (a) (b)	5,639	140,919

		256,779

Diversified Consumer Services—1.0%
American Public Education, Inc. (a) (b)	7,447	359,541
Capella Education Co. (a) (b)	9,374	401,770
Coinstar, Inc. (a) (b)	18,307	585,824
Corinthian Colleges, Inc. (a) (b)	55,867	838,005
Jackson Hewitt Tax Service, Inc. (a)	19,469	298,654
Matthews International Corp.	20,790	1,054,885
PrePaid Legal Services, Inc. (a)	4,860	200,524
Regis Corp.	27,373	752,757
Sotheby’s Holdings, Inc. (Class A) (a)	45,005	902,800
Steiner Leisure, Ltd. (b)	10,437	358,824
Stewart Enterprises, Inc. (a)	59,993	471,545
thinkorswim Group, Inc. (a) (b)	39,002	324,887
Universal Technical Institute, Inc. (a) (b)	14,118	240,853

		6,790,869

Diversified Financial Services—0.4%
Asset Acceptence Capital Corp. (a) (b)	15,616	164,593
Compass Diversified Trust	14,166	197,474
Financial Federal Corp. (a)	16,143	369,997
Interactive Brokers Group, Inc. (b)	26,505	587,616
MarketAxess Holdings, Inc. (a) (b)	22,737	183,488
PHH Corp. (b)	34,498	458,478
Pico Holdings, Inc. (a) (b)	10,763	386,499
Portfolio Recovery Associates, Inc. (a) (b)	10,501	510,664

		2,858,809

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-129

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—0.8%
Alaska Communication Systems, Inc. (a)	28,336	$346,549
Atlantic Tele-Network, Inc.	5,823	163,044
Cbeyond, Inc. (a) (b)	15,923	229,132
Cincinnati Bell, Inc. (b)	150,258	464,297
Cogent Communications Group, Inc. (a) (b)	30,249	233,522
Consolidated Communications Holdings, Inc. (a)	14,378	216,820
DMRC Corp. (b)	3,928	45,778
Fairpoint Communications, Inc. (a)	54,444	472,030
General Communication, Inc. (a) (b)	33,319	308,534
Global Crossing, Ltd. (a) (b)	20,150	305,474
Iowa Telecommunications Services, Inc. (a)	19,030	355,480
NTELOS Holdings Corp.	19,410	521,935
PAETEC Holding Corp. (a) (b)	80,095	172,204
Premiere Global Services, Inc. (b)	37,778	531,159
Shenandoah Telecommunications Co.	14,453	318,978
tw telecom, inc. (a) (b)	98,507	1,023,488

		5,708,424

Electric Utilities—1.5%
Allete, Inc. (a)	16,309	725,750
Central Vermont Public Service	6,238	146,219
CLECO Corp.	38,790	979,447
El Paso Electric Co. (b)	30,498	640,458
Empire District Electric Co. (a)	21,975	469,166
IDACORP, Inc. (a) (b)	29,169	848,526
ITC Holdings Corp.	31,727	1,642,507
MGE Energy, Inc. (a)	14,343	509,894
Otter Tail Corp. (a)	19,404	596,285
Portland General Electric Co.	40,301	953,522
UIL Holdings Corp. (a)	16,379	562,291
Unisource Energy Corp.	21,416	625,133
Westar Energy, Inc.	67,342	1,551,560

		10,250,758

Electrical Equipment—2.0%
A.O. Smith Corp. (a)	13,278	520,365
Acuity Brands, Inc. (a)	26,277	1,097,328
Advanced Battery Technologies, Inc. (b)	30,239	97,672
American Superconductor Corp. (a) (b)	27,164	640,255
AZZ, Inc. (a) (b)	7,338	303,573
Baldor Electric Co. (a)	29,805	858,682
Belden, Inc. (a)	29,488	937,424
Capstone Turbine Corp. (a) (b)	96,814	124,890
Encore Wire Corp. (a)	14,708	266,362
Ener1, Inc. (a) (b)	24,918	194,610
Energy Conversion Devices, Inc. (a) (b)	26,098	1,520,208
EnerSys (a) (b)	18,079	356,337
Evergreen Solar, Inc. (a) (b)	84,378	465,767
Franklin Electric, Inc. (a)	14,923	664,820
FuelCell Energy, Inc. (a) (b)	41,421	249,769
Fushi Copperweld, Inc. (b)	9,660	93,605
GrafTech International, Ltd. (b)	75,599	1,142,301
GT Solar International, Inc.	19,253	209,088
II-VI, Inc. (b)	16,368	632,787
LSI Industries, Inc.	16,398	135,611
Microvision, Inc. (a) (b)	39,881	77,369

Security Description	Shares	Value

Electrical Equipment—(Continued)
Plug Power, Inc. (a) (b)	57,674	$57,097
Polypore International, Inc. (b)	10,847	233,319
Powell Industries, Inc. (b)	4,404	179,727
Regal Beloit Corp. (a)	20,843	886,244
Valence Technology, Inc. (a) (b)	37,370	128,927
Vicor Corp. (a)	15,700	139,416
Woodward Governor Co.	37,350	1,317,334

		13,530,887

Electronic Equipment & Instruments—2.0%
Agilysys, Inc. (a)	20,665	208,510
Anixter International, Inc. (a) (b)	20,208	1,202,578
Benchmark Electronics, Inc. (b)	43,585	613,677
Brightpoint, Inc. (a) (b)	30,518	219,730
Checkpoint Systems, Inc. (b)	26,372	496,321
Cogent, Inc. (a) (b)	27,200	277,984
Cognex Corp. (a)	27,796	560,367
Coherent, Inc. (b)	15,435	548,714
Comverge, Inc. (a) (b)	14,757	67,882
CTS Corp.	24,167	308,854
Daktronics, Inc. (a)	24,015	400,090
DTS, Inc. (a) (b)	12,053	335,435
Echelon Corp. (a) (b)	22,668	223,960
Electro Scientific Industries, Inc. (b)	17,241	245,167
FARO Technologies, Inc. (a) (b)	11,147	227,064
Gerber Scientific, Inc. (b)	12,272	112,166
Insight Enterprises, Inc. (b)	31,718	425,338
IPG Photonics Corp. (b)	12,833	250,372
Kemet Corp. (a) (b)	47,399	64,463
L-1 Identity Solutions, Inc. (a) (b)	46,548	711,253
Littelfuse, Inc. (b)	13,779	409,650
Maxwell Technologies, Inc. (a)	12,606	168,164
Measurement Specialties, Inc. (b)	10,016	174,679
Mercury Computer Systems, Inc. (b)	12,071	107,432
Methode Electronics, Inc.	22,249	198,906
MTS Systems Corp.	11,959	503,474
Multi-Fineline Electronix, Inc. (a) (b)	5,936	87,793
Newport Corp. (a) (b)	26,749	288,354
OSI Systems, Inc. (b)	10,131	238,180
OYO Geospace Corp. (a) (b)	2,297	90,226
Park Electrochemical Corp.	12,787	309,957
Photon Dynamics, Inc.	12,503	191,921
Plexus Corp. (b)	27,090	560,763
RadiSys Corp. (a) (b)	14,648	125,973
Rofin-Sinar Technologies, Inc. (b)	19,918	609,690
Rogers Corp. (a) (b)	11,170	413,067
Sanmina-SCI Corp. (b)	346,519	485,127
Scansource, Inc. (a) (b)	16,538	476,129
Smart Modular Technologies, Inc. (a) (b)	30,764	92,292
SYNNEX Corp. (a) (b)	9,776	218,396
Technitrol, Inc.	27,072	400,395
TTM Technologies, Inc. (b)	26,267	260,569
Universal Display Corp. (a) (b)	15,842	173,628

		14,084,690

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-130

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—2.0%
Allis-Chalmers Energy, Inc. (a) (b)	16,875	$213,469
Basic Energy Services, Inc. (a) (b)	26,849	571,884
Bolt Technology Corp. (b)	6,185	89,497
Bristow Group, Inc. (a)	12,623	427,162
Bronco Drilling Co., Inc. (a) (b)	16,422	167,833
Cal Dive International, Inc. (b)	26,651	282,501
CARBO Ceramics, Inc. (a)	12,789	660,040
Complete Production Services, Inc. (a) (b)	31,099	626,023
Dawson Geophysical Co. (a) (b)	5,124	239,240
Dril-Quip, Inc. (b)	19,998	867,713
ENGlobal Corp. (b)	18,595	246,756
Grey Wolf, Inc. (a) (b)	111,714	869,135
Gulf Island Fabrication, Inc.	8,075	278,345
Gulfmark Offshore, Inc. (a) (b)	13,789	618,850
Hornbeck Offshore Services, Inc. (a) (b)	15,736	607,724
ION Geophysical Corp. (a) (b)	52,448	744,237
Lufkin Industries, Inc.	9,623	763,585
Matrix Service Co. (b)	18,598	355,222
Mitcham Industries, Inc. (b)	7,134	71,982
NATCO Group, Inc. (b)	13,050	524,349
Natural Gas Services Group, Inc. (b)	8,238	143,918
Newpark Resources, Inc. (a) (b)	59,296	432,861
Parker Drilling Co. (a) (b)	73,654	590,705
PHI, Inc. (a) (b)	8,963	331,004
Pioneer Drilling Co. (a) (b)	30,616	407,193
RPC, Inc. (a)	23,695	333,152
Smith International, Inc. (b)	12,324	722,679
Superior Well Services, Inc. (a) (b)	10,288	260,389
T-3 Energy Services, Inc. (b)	8,164	303,048
Trico Marine Services, Inc. (a) (b)	9,929	169,587
Union Drilling, Inc.	12,467	132,025
Willbros Group, Inc. (a) (b)	25,158	666,687

		13,718,795

Exchange Traded Funds—2.2%
iShares Russell 2000 Index Fund (a)	225,800	15,442,462

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc. (a)	33,237	1,002,760
Great Atlantic & Pacific Tea Co., Inc. (a)	23,378	252,950
Ingles Markets, Inc. (a)	7,334	167,435
Longs Drug Stores Corp. (a)	22,066	1,669,072
Nash Finch Co. (a)	9,613	414,513
Pricesmart, Inc. (a)	8,493	142,173
Ruddick Corp.	27,458	891,012
Spartan Stores, Inc.	14,846	369,369
The Andersons, Inc. (a)	12,096	426,021
The Pantry, Inc. (a) (b)	14,653	310,497
United Natural Foods, Inc. (a) (b)	26,341	658,262
Weis Markets, Inc.	7,822	281,670
Winn-Dixie Stores, Inc. (a) (b)	35,721	496,522

		7,082,256

Food Products—1.7%
AgFeed Industries, Inc. (a) (b)	13,939	110,118
B&G Foods, Inc.	15,047	107,586

Security Description	Shares	Value

Food Products—(Continued)
Cal-Maine Foods, Inc. (a)	8,978	$246,356
Chiquita Brands International, Inc. (a)	28,967	457,968
Darling International, Inc. (b)	52,851	587,175
Diamond Foods, Inc. (a)	11,210	314,216
Flowers Foods, Inc.	52,138	1,530,772
Fresh Del Monte Produce, Inc. (a) (b)	27,618	613,120
Green Mountain Coffee Roasters, Inc. (a) (b)	10,328	406,303
Hain Celestial Group, Inc. (a) (b)	26,710	735,326
Imperial Sugar Co. (a)	6,849	92,735
J&J Snack Foods Corp.	9,782	331,708
Lancaster Colony Corp.	12,997	489,467
Lance, Inc. (a)	19,320	438,371
Omega Protein Corp. (b)	13,193	155,150
Pilgrim’s Pride Corp. (a)	30,208	75,218
Ralcorp Holdings, Inc. (a) (b)	36,253	2,443,815
Reddy Ice Holdings, Inc. (a)	13,615	49,695
Sanderson Farms, Inc. (a)	13,479	495,218
Seaboard Corp. (a)	219	275,283
Smart Balance, Inc. (b)	42,576	279,299
Synutra International, Inc. (a) (b)	7,279	146,526
Tootsie Roll Industries, Inc. (a)	15,965	461,548
Treehouse Foods, Inc. (b)	18,656	554,083
Zhongpin, Inc. (a) (b)	13,539	143,920

		11,540,976

Gas Utilities—1.2%
Chesapeake Utilities Corp.	4,668	155,024
EnergySouth, Inc. (a)	4,257	261,508
Laclede Group, Inc. (a)	15,452	749,267
New Jersey Resources Corp. (a)	27,032	970,179
Nicor, Inc. (a)	30,469	1,351,300
Northwest Natural Gas Co. (a)	16,676	867,152
Piedmont Natural Gas Co. (a)	50,197	1,604,296
South Jersey Industries, Inc. (a)	18,897	674,623
Southwest Gas Corp.	27,919	844,829
WGL Holdings, Inc. (a)	31,834	1,033,013

		8,511,191

Health Care Equipment & Supplies—3.6%
Abaxis, Inc. (a) (b)	14,594	287,502
ABIOMED, Inc. (a) (b)	19,560	347,190
Accuray, Inc. (a) (b)	25,622	206,770
Align Technology, Inc. (a) (b)	41,474	449,164
American Medical Systems Holdings, Inc. (a) (b)	51,561	915,723
Analogic Corp.	9,258	460,678
Angiodynamics, Inc. (b)	16,977	268,237
ArthroCare Corp. (a) (b)	17,369	481,469
Conceptus, Inc. (a) (b)	18,228	302,220
Conmed Corp. (b)	19,090	610,880
Cyberonics, Inc. (a) (b)	16,539	281,163
Cynosure, Inc. (a) (b)	9,672	173,516
Datascope Corp.	9,172	473,550
DexCom, Inc. (b)	19,841	122,816
ev3, Inc. (a) (b)	47,024	472,121
Exactech, Inc. (b)	5,322	118,361
Greatbatch, Inc. (a) (b)	14,650	359,511

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-131

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Haemonetics Corp. (b)	17,070	$1,053,560
Hansen Medical, Inc. (a) (b)	12,148	163,269
I Flow Corp. (a) (b)	19,111	177,923
ICU Medical, Inc. (a) (b)	9,981	303,522
Immucor, Inc. (b)	45,187	1,444,177
Insulet Corp. (b)	12,961	180,417
Integra LifeSciences Holdings (a) (b)	11,261	495,822
Invacare Corp. (a)	21,559	520,434
Iris International, Inc.	13,110	234,669
Kensey Nash Corp. (b)	5,237	164,756
Masimo Corp. (a) (b)	30,040	1,117,488
Mentor Corp. (a)	22,570	538,520
Meridian Bioscience, Inc.	26,382	766,133
Merit Medical Systems, Inc. (b)	18,475	346,776
Micrus Endovascular Corp. (a) (b)	9,469	132,093
Natus Medical, Inc. (a) (b)	18,650	422,609
Neogen Corp. (b)	10,072	283,829
NuVasive, Inc. (b)	23,199	1,144,407
OraSure Technologies, Inc. (a) (b)	34,671	170,581
Orthofix International NV (b)	13,621	253,759
Palomar Medical Technologies, Inc. (a) (b)	11,206	150,833
Quidel Corp. (b)	19,051	312,627
RTI Biologics, Inc. (b)	36,658	342,752
Sirona Dental Systems, Inc. (a) (b)	10,033	233,568
Somanetics Corp. (a)	9,278	202,910
SonoSite, Inc. (b)	10,253	321,944
Spectranetics Corp. (a) (b)	19,194	88,868
STERIS Corp.	39,327	1,477,909
SurModics, Inc. (a) (b)	9,719	306,051
Symmetry Medical, Inc. (b)	23,943	444,382
Synovis Life Technologies, Inc. (b)	9,090	171,074
Thoratec Corp. (a) (b)	34,557	907,121
TomoTherapy, Inc. (a) (b)	28,676	131,336
TranS1, Inc. (a) (b)	9,256	91,542
Vital Signs, Inc.	6,688	494,243
Vnus Medical Technologies, Inc. (b)	9,368	196,072
Volcano Corp. (b)	31,778	549,442
West Pharmaceutical Services, Inc. (a)	21,132	1,031,664
Wright Medical Group, Inc. (b)	26,502	806,721
Zoll Medical Corp. (b)	13,957	456,673

		24,963,347

Health Care Providers & Services—3.1%
Air Methods Corp. (a) (b)	6,724	190,356
Alliance Imaging, Inc. (b)	16,629	170,780
Almost Family, Inc. (b)	4,862	192,292
Amedisys, Inc. (b)	17,349	844,376
AMERIGROUP Corp. (b)	35,168	887,640
AMN Healthcare Services, Inc. (b)	21,359	375,278
AmSurg Corp. (b)	20,671	526,490
Apria Healthcare Group, Inc. (b)	29,091	530,620
Assisted Living Concepts, Inc. (a) (b)	51,522	328,195
athenahealth, Inc. (a) (b)	13,877	461,688
BIO-Reference Laboratories, Inc. (a) (b)	6,543	189,093
Capital Senior Living Corp. (a) (b)	17,540	133,304
Catalyst Health Solutions, Inc.	21,754	568,214

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Centene Corp. (b)	32,111	$658,597
Chemed Corp. (a)	15,280	627,397
Chindex International, Inc. (b)	8,098	87,944
Corvel Corp. (b)	5,760	164,794
Cross Country Healthcare, Inc. (b)	22,155	360,905
CryoLife, Inc. (a) (b)	19,595	257,086
Emergency Medical Services Corp. (a) (b)	5,882	175,754
Emeritus Corp. (a) (b)	13,754	342,475
Five Star Quality Care, Inc. (a)	24,290	91,087
Genoptix, Inc. (b)	6,000	196,020
Gentiva Health Services, Inc. (b)	18,854	507,927
Hanger Orthopedic Group, Inc. (b)	16,063	280,299
Healthsouth Corp. (a) (b)	51,760	953,937
Healthspring, Inc. (b)	32,796	693,963
Healthways, Inc. (a) (b)	23,126	373,022
HMS Holdings Corp. (b)	16,943	405,954
inVentiv Health, Inc. (b)	21,700	383,222
Kindred Healthcare, Inc. (b)	18,529	510,845
Landauer, Inc. (a)	5,855	425,951
LHC Group, Inc. (b)	8,704	247,890
Magellan Health Services, Inc. (a) (b)	26,411	1,084,436
MedCath Corp. (b)	11,258	201,743
Molina Healthcare, Inc. (a) (b)	12,343	382,633
MWI Veterinary Supply, Inc. (a) (b)	7,031	276,248
National Healthcare Corp. (a)	5,865	276,359
Nighthawk Radiology Holdings, Inc. (a) (b)	13,278	95,867
Odyssey Healthcare, Inc. (b)	25,972	263,616
Owens & Minor, Inc. (a)	26,719	1,295,871
PharMerica Corp. (b)	20,347	457,604
Providence Service Corp. (a) (b)	9,010	88,298
PSS World Medical, Inc. (b)	42,327	825,376
Psychiatric Solutions, Inc. (a) (b)	37,105	1,408,135
RehabCare Group, Inc. (b)	10,778	195,082
Res-Care, Inc. (b)	16,070	291,510
Skilled Healthcare Group, Inc. (b)	14,177	225,273
Sun Healthcare Group, Inc. (b)	26,563	389,414
Sunrise Senior Living, Inc. (a) (b)	28,803	397,193
Triple-S Management Corp. (a) (b)	10,309	167,934
U.S. Physical Therapy, Inc.	8,827	153,237

		21,619,224

Health Care Technology—0.4%
Allscripts Heathcare Solutions, Inc. (a) (b)	38,021	472,981
Computer Programs & Systems, Inc. (a)	5,856	169,531
Eclipsys Corp. (a) (b)	35,787	749,738
MedAssets, Inc. (b)	10,952	188,375
Omnicell, Inc. (a) (b)	20,699	272,192
Phase Forward, Inc. (b)	28,519	596,332
Vital Images, Inc. (a) (b)	10,111	151,665

		2,600,814

Hotels, Restaurants & Leisure—2.2%
AFC Enterprises, Inc. (a) (b)	19,632	142,528
Ambassadors Group, Inc. (a)	11,473	182,535
Ameristar Casinos, Inc. (a)	16,928	240,208
Bally Technologies, Inc. (a) (b)	35,375	1,071,155

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-132

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
BJ’s Restaurants, Inc. (a) (b)	10,206	$121,860
Bob Evans Farms, Inc. (a)	19,755	539,114
Buffalo Wild Wings, Inc. (a) (b)	12,741	512,698
California Pizza Kitchen, Inc. (a) (b)	16,897	217,464
CBRL Group, Inc. (a)	14,976	393,869
CEC Entertainment, Inc. (b)	14,049	466,427
Churchill Downs, Inc.	5,549	271,790
CKE Restaurants, Inc. (a)	35,991	381,505
Denny’s Corp. (b)	67,630	174,485
DineEquity, Inc. (a)	10,820	182,425
Domino’s Pizza, Inc. (a) (b)	26,291	319,173
Gaylord Entertainment Co. (a) (b)	25,884	760,213
Jack in the Box, Inc. (b)	37,088	782,557
Krispy Kreme Doughnuts, Inc. (a) (b)	38,377	126,644
Landry’s Restaurants, Inc. (a)	8,548	132,921
Life Time Fitness, Inc. (a) (b)	22,744	711,205
Marcus Corp. (a)	15,610	251,009
Morgans Hotel Group Co. (a) (b)	18,708	204,104
O’Charleys, Inc. (a)	16,600	145,250
P.F. Chang’s China Bistro, Inc. (a) (b)	16,111	379,253
Papa John’s International, Inc. (b)	13,676	371,440
Peet’s Coffee & Tea, Inc. (a) (b)	8,820	246,254
Pinnacle Entertainment, Inc. (a) (b)	45,209	341,780
Red Robin Gourmet Burgers, Inc. (a) (b)	13,382	358,638
Ruby Tuesday, Inc. (a)	35,010	202,708
Shuffle Master, Inc. (a) (b)	20,839	106,071
Sonic Corp. (a) (b)	37,820	551,037
Speedway Motorsports, Inc. (a)	8,883	173,041
Texas Roadhouse, Inc. (a) (b)	31,607	284,147
The Cheesecake Factory (b)	43,774	639,976
The Steak N Shake Co. (a) (b)	15,973	138,646
Town Sports International Holdings, Inc. (a) (b)	10,287	62,751
Vail Resorts, Inc. (a) (b)	19,914	695,994
Wendy’s/Arby’s Group, Inc.	250,401	1,317,108
WMS Industries, Inc. (a) (b)	28,541	872,498

		15,072,481

Household Durables—1.1%
American Greetings Corp. (Class A) (a)	30,939	473,057
Avatar Holding, Inc. (a) (b)	3,358	110,814
Beazer Homes USA, Inc. (a)	23,725	141,875
Blyth, Inc.	15,326	173,797
Cavco Industries Inc. (a)	4,504	162,820
Champion Enterprises, Inc. (a) (b)	51,174	284,016
CSS Industries, Inc.	4,704	121,081
Ethan Allen Interiors, Inc. (a)	15,394	431,340
Furniture Brands International, Inc. (a)	29,013	305,217
Helen of Troy, Ltd. (b)	18,491	421,040
Hooker Furniture Corp. (a)	7,384	131,066
Hovnanian Enterprises, Inc. (Class A) (a) (b)	31,771	253,850
iRobot Corp. (a) (b)	12,683	187,962
Kimball International, Inc. (Class B) (a)	28,479	307,573
La-Z-Boy, Inc. (a)	32,284	300,887
M/I Schottenstein Homes, Inc. (a)	8,667	197,434
Meritage Homes Corp. (a) (b)	20,380	503,386
National Presto Industries, Inc. (a)	2,609	194,370

Security Description	Shares	Value

Household Durables—(Continued)
Ryland Group, Inc.	27,611	$732,244
Sealy Corp. (a)	27,397	176,985
Standard-Pacific Corp. (a) (b)	39,264	192,786
Tempur-Pedic International, Inc. (a)	47,078	553,637
Tupperware Brands Corp.	40,052	1,106,637
Universal Electronics, Inc. (a) (b)	9,803	244,879

		7,708,753

Household Products—0.1%
Central Garden & Pet Co. (a) (b)	43,733	260,211
WD-40 Co.	10,145	364,510

		624,721

Independent Power Producers & Energy Traders—0.1%
Ormat Technologies, Inc. (a)	11,722	425,860
Synthesis Energy Systems, Inc. (a) (b)	13,098	63,526

		489,386

Industrial Conglomerates—0.2%
Raven Industries, Inc. (a)	9,918	390,273
Standex International Corp.	11,526	319,847
Tredegar Industries, Inc.	22,277	396,308

		1,106,428

Insurance—3.7%
AMBAC Financial Group, Inc. (a)	193,136	450,007
American Equity Investment Life Holding Co. (a)	36,575	274,312
American Physicians Capital, Inc.	6,414	271,505
Amerisafe, Inc. (b)	11,822	215,160
Amtrust Financial Services, Inc. (a)	15,935	216,557
Argo Group International Holdings, Ltd.	20,137	742,048
Aspen Insurance Holdings, Ltd.	57,655	1,585,512
Assured Guaranty, Ltd. (a)	36,518	593,783
Baldwin & Lyons, Inc. (Class B) (a)	6,414	153,744
Castlepoint Holdings, Ltd. (a)	23,312	259,462
Citizens, Inc. (a) (b)	22,172	182,254
CNA Surety Corp. (a) (b)	9,923	165,714
Crawford & Co. (Class B) (a)	17,980	273,296
Darwin Professional Underwriters, Inc. (b)	5,561	173,003
Delphi Financial Group, Inc.	25,658	719,450
Donega Group, Inc.	8,649	156,806
eHealth, Inc. (a) (b)	16,863	269,808
Employers Holdings, Inc.	33,650	584,837
Enstar Group, Ltd. (a) (b)	4,274	416,117
FBL Financial Group, Inc.	8,813	245,794
First Mercury Financial Corp. (b)	10,341	147,359
Flagstone Reinsurance Holdings, Ltd. (a)	20,769	213,298
FPIC Insurance Group, Inc. (b)	5,920	304,229
Greenlight Capital Re, Ltd. (b)	19,232	442,144
Harleysville Group, Inc. (a)	9,700	366,660
Horace Mann Educators Corp.	26,595	342,278
Infinity Property & Casualty Corp.	13,290	547,548
IPC Holdings, Ltd.	38,356	1,158,735
Kansas City Life Insurance Co.	3,354	154,284
Landamerica Financial Group, Inc. (a)	11,411	276,717

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-133

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Maiden Holdings, Ltd. (a)	34,068	$148,196
Max Capital Group, Ltd.	36,394	845,433
Meadowbrook Insurance Group, Inc. (b)	37,114	262,025
Montpelier Re Holdings, Ltd. (a)	67,329	1,111,602
National Financial Partners Corp. (a)	26,174	392,610
National Western Life Insurance Co.	1,512	366,010
Odyssey Re Holdings Corp. (a)	17,162	751,696
Phoenix Cos., Inc. (a)	81,652	754,464
Platinum Underwriters Holdings, Ltd.	31,804	1,128,406
PMA Capital Corp. (b)	28,283	249,456
Presidential Life Corp.	15,310	241,745
ProAssurance Corp. (b)	20,858	1,168,048
Quanta Capital Holdings, Ltd. (b)	52,027	143,594
RLI Corp. (a)	12,921	802,265
Safety Insurance Group, Inc.	10,092	382,789
SeaBright Insurance Holdings, Inc. (b)	12,481	162,253
Selective Insurance Group, Inc.	35,452	812,560
State Auto Financial Corp.	9,434	274,246
Stewart Information Services Corp.	11,597	345,011
The Navigators Group, Inc. (b)	8,311	482,038
Tower Group, Inc.	12,792	301,379
United America Indemity, Ltd. (b)	15,178	215,983
United Fire & Casualty Co.	14,209	406,235
Universal American Financial Corp. (a) (b)	28,541	347,915
Validus Holdings, Ltd. (a) (b)	42,096	978,732
Zenith National Insurance Corp.	23,688	867,928

		25,845,040

Internet & Catalog Retail—0.4%
1-800-FLOWERS.COM, Inc. (a)	19,091	114,928
Blue Nile, Inc. (a) (b)	10,191	436,888
Gaiam, Inc. (a) (b)	17,131	181,588
GSI Commerce, Inc. (b)	16,053	248,500
Netflix, Inc. (a) (b)	25,485	786,977
Nutri/System, Inc. (a) (b)	20,512	363,473
Orbitz Worldwide, Inc. (a) (b)	20,423	119,883
Overstock.com, Inc. (a) (b)	10,438	206,777
PetMed Express, Inc. (a) (b)	16,381	257,182
Shutterfly, Inc. (a) (b)	13,808	132,695
Stamps.com, Inc. (a) (b)	10,227	119,349
Systemax, Inc. (a) (b)	7,935	111,566

		3,079,806

Internet Software & Services—2.0%
Ariba, Inc. (b)	55,317	781,629
Art Technology Group, Inc. (b)	76,761	270,199
Asiainfo Holdings, Inc. (b)	20,202	185,454
Bankrate, Inc. (a) (b)	7,602	295,794
Cass Information Systems, Inc. (a)	4,912	176,095
comScore, Inc. (b)	11,964	210,925
Constant Contact, Inc. (a) (b)	13,574	231,708
DealerTrack Holdings, Inc. (a) (b)	27,908	469,971
Digital River, Inc. (a) (b)	25,347	821,243
DivX, Inc. (b)	14,635	94,689
EarthLink, Inc. (a) (b)	69,074	587,129
Entrust, Inc. (a) (b)	42,744	91,900

Security Description	Shares	Value

Internet Software & Services—(Continued)
Greenfield Online, Inc. (b)	17,906	$311,564
InfoSpace, Inc. (b)	30,704	333,138
Internap Network Services Corp. (a) (b)	30,035	104,522
Internet Capital Group, Inc. (a) (b)	29,139	236,317
Interwoven, Inc. (b)	29,924	422,527
j2 Global Communications, Inc. (b)	29,625	691,744
Keynote Systems, Inc. (a) (b)	10,145	134,421
Liquidity Services, Inc. (b)	10,729	116,410
LoopNet, Inc. (a) (b)	25,998	255,560
Marchex, Inc. (a)	16,789	172,759
MercadoLibre, Inc. (a) (b)	16,558	336,955
ModusLink Global Solutions, Inc. (b)	29,234	280,939
NIC, Inc. (b)	24,542	169,340
Omniture, Inc. (a) (b)	40,376	741,303
Online Resources Corp. (a) (b)	20,541	159,604
Perficient, Inc. (a) (b)	28,133	186,803
RealNetworks, Inc. (a) (b)	66,317	336,890
S1 Corp. (b)	34,158	209,047
SAVVIS, Inc. (a) (b)	24,770	332,909
SonicWall, Inc. (b)	40,485	212,141
Switch & Data Facilities Co., Inc. (b)	13,728	170,914
Terremark Worldwide, Inc. (a) (b)	29,552	203,022
The Knot, Inc. (a) (b)	17,057	142,426
United Online, Inc.	50,168	472,081
ValueClick, Inc. (b)	62,129	635,580
Vignette Corp. (b)	18,591	199,667
VistaPrint, Ltd. (a) (b)	28,833	946,876
Vocus, Inc. (b)	10,601	360,010
Websense, Inc. (b)	32,413	724,431
Website Pros, Inc. (a) (b)	19,051	102,875

		13,919,511

IT Services—2.0%
Acxiom Corp.	39,865	499,907
BearingPoint, Inc. (a) (b)	121,992	63,436
CACI International, Inc. (Class A) (b)	18,545	929,105
Ciber, Inc. (b)	32,578	227,720
CSG Systems International, Inc. (b)	25,464	446,384
Cybersource Corp. (b)	45,111	726,738
Euronet Worldwide, Inc. (a) (b)	31,152	521,173
ExlService Holdings, Inc. (a) (b)	14,049	123,350
Forrester Research, Inc. (b)	12,247	359,082
Gartner, Inc. (Class A) (a) (b)	39,669	899,693
Global Cash Access, Inc. (a) (b)	27,053	136,888
Heartland Payment Systems, Inc. (a)	16,385	418,801
iGate Corp. (b)	15,358	133,154
infoGROUP, Inc.	24,161	159,704
Integral Systems, Inc. (a)	13,332	276,906
Mantech International Corp. (b)	13,332	790,454
MAXIMUS, Inc.	11,910	438,764
MPS Group, Inc. (b)	67,017	675,531
Ness Technologies, Inc. (b)	26,083	299,172
Perot Systems Corp. (Class A) (b)	59,321	1,029,219
RightNow Technologies, Inc. (a) (b)	18,528	232,897
Safeguard Scientifics, Inc. (a) (b)	66,647	83,309
Sapient Corp. (b)	57,748	429,068

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-134

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
SI International, Inc. (a) (b)	9,254	$278,083
SRA International, Inc. (b)	30,008	679,081
Sykes Enterprises, Inc. (b)	20,294	445,656
Syntel, Inc. (a)	7,885	193,183
TeleTech Holdings, Inc. (a) (b)	25,316	314,931
The Hackett Group, Inc. (b)	28,213	153,479
TNS, Inc. (b)	16,455	318,733
VeriFone Holdings, Inc. (a) (b)	44,469	735,517
Wright Express Corp. (b)	24,854	741,892

		13,761,010

Leisure Equipment & Products—0.6%
Brunswick Corp. (a)	56,263	719,604
Callaway Golf Co.	41,730	587,141
JAKKS Pacific, Inc. (a) (b)	16,889	420,705
LeapFrog Enterprises, Inc. (b)	28,909	305,279
Polaris Industries, Inc. (a)	21,479	977,080
Pool Corp. (a)	31,377	732,025
RC2 Corp. (b)	10,877	217,540
Smith & Wesson Holding Corp. (a) (b)	27,194	101,705
Steinway Musical Instruments, Inc. (a) (b)	4,118	116,622

		4,177,701

Life Sciences Tools & Services—1.4%
Affymetrix, Inc. (a) (b)	42,415	328,292
Albany Molecular Research, Inc. (b)	13,735	248,466
AMAG Pharmaceuticals, Inc. (a) (b)	11,452	443,536
Bio-Rad Laboratories, Inc. (b)	12,352	1,224,330
Bruker Biosciences Corp. (b)	40,189	535,719
Cambrex Corp.	14,910	91,697
Dionex Corp. (b)	12,610	801,366
Enzo Biochem, Inc. (a) (b)	22,322	245,096
eResearch Technology, Inc. (b)	26,533	316,008
Exelixis, Inc. (a) (b)	80,737	490,881
Kendle International, Inc. (b)	8,850	395,684
Life Sciences Research, Inc. (a) (b)	6,299	220,465
Luminex Corp. (a) (b)	24,546	613,895
Medivation, Inc. (a)	17,968	475,433
Nektar Therapeutics (a) (b)	54,733	196,492
Parexel International Corp. (b)	39,231	1,124,360
PharmaNet Development Group, Inc. (b)	11,199	80,857
Sequenom, Inc. (b)	30,339	807,624
Varian, Inc. (b)	19,748	847,189

		9,487,390

Machinery—3.2%
3D Systems Corp. (a) (b)	11,338	161,567
Accuride Corp. (a) (b)	24,474	39,158
Actuant Corp.	37,824	954,678
Albany International Corp. (Class A) (a)	19,528	533,700
Altra Holdings, Inc. (b)	17,632	260,248
American Railcar Industries, Inc. (a)	5,293	84,900
AMPCO Pittsburgh Corp.	5,636	145,972
Astec Industries, Inc. (a) (b)	11,497	354,453
Badger Meter, Inc. (a)	9,649	453,021
Barnes Group, Inc. (a)	31,270	632,279

Security Description	Shares	Value

Machinery—(Continued)
Blount International, Inc. (a) (b)	25,432	$283,058
Briggs & Stratton Corp. (a)	36,590	592,026
Cascade Corp. (a)	8,261	361,914
Chart Industries, Inc. (b)	18,382	524,990
Circor International, Inc.	11,100	482,073
CLARCOR, Inc. (a)	32,739	1,242,445
Colfax Corp. (a) (b)	14,330	239,454
Columbus McKinnon Corp. (a) (b)	11,301	266,365
Commercial Vehicle Group, Inc. (b)	11,473	81,573
Dynamic Materials Corp. (a)	10,450	242,544
Enpro Industries, Inc. (a) (b)	14,882	553,015
ESCO Technologies, Inc. (a) (b)	16,183	779,535
Federal Signal Corp. (a)	31,621	433,208
Flow International Corp. (a) (b)	23,138	117,541
Force Protection, Inc. (a) (b)	41,101	110,151
FreightCar America, Inc. (a)	7,047	206,266
Gorman-Rupp Co. (a)	9,576	361,207
Graham Corp.	3,367	182,155
Hurco Cos., Inc. (a)	3,576	105,742
K-Tron International, Inc. (b)	1,654	213,085
Kadant, Inc. (b)	8,363	190,426
Kaydon Corp. (a)	17,350	781,791
Key Technology, Inc. (b)	3,978	94,279
LB Foster Co. (b)	9,117	277,339
Lindsay Manufacturing Co. (a)	7,760	564,540
Lydall, Inc. (b)	11,962	115,194
Met-Pro Corp. (a)	10,588	154,479
Mueller Industries, Inc.	25,810	593,888
Mueller Water Products, Inc. (a)	75,557	678,502
NACCO Industries, Inc.	3,492	330,064
Nordson Corp.	21,698	1,065,589
PMFG Inc. (b)	8,902	128,990
RBC Bearings, Inc. (b)	14,425	485,978
Robbins & Myers, Inc.	18,236	564,039
Sun Hydraulics Corp. (a)	7,039	183,296
Tecumseh Products Co. (Class A) (a)	10,819	270,908
Tennant Co. (a)	10,316	353,426
The Greenbrier Cos., Inc. (a)	9,593	187,159
The Middleby Corp. (a)	11,127	604,307
Thermadyne Holdings Corp. (a) (b)	9,451	157,548
Titan International, Inc. (a)	22,214	473,597
Titan Machinery, Inc. (a) (b)	5,112	106,381
Twin Disc, Inc. (a)	5,762	79,285
Wabash National Corp. (a)	17,632	166,622
Wabtec Corp.	32,243	1,651,809
Watts Industries, Inc. (a)	19,051	521,045

		21,778,804

Marine—0.2%
American Commercial Lines, Inc. (a) (b)	31,509	335,256
Eagle Bulk Shipping, Inc. (a)	30,187	420,807
Genco Shipping & Trading, Ltd. (a)	14,338	476,595
Horizon Lines, Inc. (a)	20,292	200,282
TBS International, Ltd. (b)	6,937	93,372
Ultrapetrol Bahamas, Ltd. (a) (b)	20,270	159,119

		1,685,431

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-135

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—1.4%
Arbitron, Inc. (a)	18,068	$807,459
Belo Corp. (Class A)	59,052	351,950
Charter Communications, Inc. (a) (b)	245,494	179,211
Cinemark Holdings, Inc. (a)	22,209	302,042
Citadel Broadcasting Corp. (a)	117,847	91,921
CKX, Inc. (a) (b)	35,334	217,657
Courier Corp. (a)	10,526	214,309
Cox Radio, Inc. (Class A) (a) (b)	21,485	226,882
DG FastChannel, Inc. (a) (b)	14,043	307,823
Dolan Media Co. (b)	14,833	149,665
Entercom Communications Corp. (a)	18,287	91,801
Entravision Communications Corp. (Class A) (b)	38,327	103,100
Fisher Communications, Inc. (a) (b)	3,926	154,684
Global Sources, Ltd. (a) (b)	10,946	110,226
Harte-Hanks, Inc.	24,803	257,207
Idearc, Inc. (a) (b)	99,802	124,752
Interactive Data Corp.	23,903	602,834
Journal Communications, Inc.	28,263	137,923
Knology, Inc. (a) (b)	24,666	199,055
Lee Enterprises, Inc. (a)	28,447	99,564
LIN TV Corp. (a) (b)	16,477	85,021
Live Nation, Inc. (a) (b)	49,895	811,792
Martha Stewart Living Omnimedia, Inc. (a) (b)	17,104	145,555
Marvel Entertainment, Inc. (a) (b)	31,713	1,082,682
McClatchy Co. (a)	38,522	169,497
Media General, Inc. (a)	17,575	218,457
Mediacom Communications Corp. (a) (b)	34,201	202,470
National CineMedia, Inc. (a)	30,180	333,489
R. H. Donnelley Corp. (a) (b)	48,679	96,871
RCN Corp. (a) (b)	24,738	303,288
Scholastic Corp. (a) (b)	15,917	408,749
Sinclair Broadcast Group, Inc. (a)	35,527	179,056
TiVo, Inc. (a) (b)	71,013	519,815
Valassis Communications, Inc. (a) (b)	35,953	311,353
World Wrestling Entertainment, Inc. (a)	13,534	209,236

		9,807,396

Metals & Mining—1.0%
A.M. Castle & Co.	11,149	192,655
Allied Nevada Gold Corp. (b)	31,716	181,416
AMCOL International Corp. (a)	15,760	492,658
Apex Silver Mines, Ltd. (a) (b)	35,539	61,127
Brush Engineered Material, Inc. (a) (b)	12,873	239,052
Coeur D’Alene Mines Corp. (a)	357,943	547,653
Compass Minerals International, Inc.	21,163	1,108,730
General Moly, Inc. (a) (b)	42,169	183,435
Haynes International, Inc. (a) (b)	8,860	414,914
Hecla Mining Co. (a) (b)	83,568	391,098
Horsehead Holding Corp. (b)	23,752	140,137
Kaiser Aluminum Corp. (a)	10,376	445,649
NN, Inc.	11,421	146,760
Olympic Steel, Inc. (a)	6,018	177,471
Royal Gold, Inc. (a)	19,290	693,668
RTI International Metals, Inc. (a) (b)	14,086	275,522
Stillwater Mining Co. (a) (b)	29,045	168,751
Universal Stainless & Alloy Products, Inc. (b)	4,250	108,587

Security Description	Shares	Value

Metals & Mining—(Continued)
Worthington Industries, Inc. (a)	43,979	$657,046

		6,626,329

Multi-Utilities—0.4%
Avista Corp. (a)	34,276	744,132
Black Hills Corp. (a)	24,778	769,852
CH Energy Group, Inc. (a)	9,850	429,165
NorthWestern Corp.	25,215	633,653
PNM Resources, Inc. (a)	50,750	519,680

		3,096,482

Multiline Retail—0.2%
99 Cents Only Stores (a) (b)	27,759	304,516
Dillard’s, Inc.	37,757	445,533
Fred’s, Inc. (a)	31,780	451,911

		1,201,960

Oil, Gas & Consumable Fuels—4.0%
Abraxas Petroleum Corp. (b)	29,862	77,940
Approach Resources, Inc. (b)	6,391	92,414
Arena Resources, Inc. (b)	22,738	883,371
Arlington Tankers, Ltd. (a)	8,166	125,593
Atlas America, Inc.	22,370	763,041
ATP Oil & Gas Corp. (b)	18,136	323,002
Berry Petroleum Co.	27,524	1,066,005
Bill Barrett Corp. (a) (b)	23,658	759,658
BMB Munai, Inc. (a) (b)	26,473	109,863
BPZ Resources, Inc. (a) (b)	37,736	649,059
Brigham Exploration Co. (a) (b)	34,342	377,419
Callon Petroleum Co. (a) (b)	13,967	251,825
Cano Petroleum, Inc. (b)	26,547	61,324
Carrizo Oil & Gas, Inc. (b)	17,679	641,217
Cheniere Energy, Inc. (a)	34,100	76,725
Clean Energy Fuels Corp. (a) (b)	15,315	216,707
Comstock Resources, Inc. (b)	29,295	1,466,215
Concho Resources, Inc. (b)	32,210	889,318
Contango Oil & Gas Co. (a) (b)	8,216	443,500
Crosstex Energy, Inc. (a)	26,126	652,366
CVR Energy, Inc. (b)	18,366	156,478
Delta Petroleum Corp. (a) (b)	39,961	542,670
DHT Maritime, Inc.	25,976	174,559
Endeavour International Corp. (a)	79,544	104,998
Energy Partners, Ltd. (b)	21,596	187,237
Energy XXI Bermuda, Ltd. (a) (b)	76,222	231,715
EXCO Resources, Inc. (a) (b)	94,901	1,548,784
FX Energy, Inc. (a) (b)	23,556	175,257
Gasco Energy, Inc. (a)	63,858	116,222
General Maritime Corp. (a)	17,335	337,686
GMX Resources, Inc. (b)	9,351	446,978
Golar LNG, Ltd. (a)	21,224	281,855
Goodrich Petroleum Corp. (a) (b)	14,368	626,301
Gran Tierra Energy, Inc. (a) (b)	63,124	234,190
Gulfport Energy Corp. (a) (b)	17,744	178,327
Harvest Natural Resources, Inc. (a) (b)	22,532	228,024
International Coal Group, Inc. (a) (b)	80,605	502,975

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-136

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
James River Coal Co. (a)	16,458	$361,911
Knightbridge Tankers, Ltd.	10,435	276,214
McMoran Exploration Co. (a) (b)	34,488	815,296
Meridian Resource Corp. (a) (b)	42,979	79,081
National Coal Corp. (b)	17,947	93,863
Nordic American Tanker Shipping, Ltd. (a)	22,208	711,989
Northern Oil & Gas, Inc. (b)	13,061	106,186
Oilsands Quest, Inc. (a) (b)	107,860	322,501
Panhandle Oil & Gas, Inc. (a)	5,102	146,070
Parallel Petroleum Corp. (a) (b)	26,091	245,777
Penn Virginia Corp.	26,792	1,431,765
Petroleum Development Corp. (b)	9,706	430,655
PetroQuest Energy, Inc. (a) (b)	28,823	442,433
Quest Resource Corp. (a) (b)	14,201	37,775
RAM Energy Resources, Inc. (a) (b)	23,023	66,537
Rentech, Inc. (a) (b)	133,219	177,181
Rex Energy Corp. (a) (b)	11,304	178,151
Rosetta Resources, Inc. (b)	32,454	595,855
Ship Finance International, Ltd. (a)	27,269	587,920
Stone Energy Corp. (b)	20,930	885,967
Swift Energy Co. (a) (b)	19,755	764,321
Teekay Tankers, Ltd. (a)	9,320	157,788
Tri-Valley Corp. (a)	16,329	103,526
TXCO Resources, Inc. (a) (b)	20,226	203,069
Uranium Resources, Inc. (a) (b)	32,142	54,320
USEC, Inc. (a) (b)	82,809	447,997
Vaalco Energy, Inc. (a) (b)	34,324	234,776
Venoco, Inc. (a) (b)	13,621	177,073
VeraSun Energy Corp. (a) (b)	69,207	216,618
Warren Resources, Inc. (b)	35,495	354,240
Western Refining, Inc. (a)	20,283	205,061
Westmoreland Coal Co. (b)	6,870	108,546
Williams Clayton Energy, Inc.	3,590	253,203
World Fuel Services Corp.	20,146	463,962

		27,738,445

Paper & Forest Products—0.4%
AbitibiBowater, Inc. (a)	32,994	127,687
Buckeye Technologies, Inc. (b)	26,263	215,094
Deltic Timber Corp. (a)	8,066	513,320
Glatfelter	34,445	466,385
Louisiana-Pacific Corp.	67,795	630,494
Mercer International, Inc. (a) (b)	19,123	69,990
Neenah Paper, Inc. (a)	10,748	212,810
Schweitzer-Mauduit International, Inc.	12,493	237,242
Wausau-Mosinee Paper Corp. (a)	26,829	271,778

		2,744,800

Personal Products—0.4%
American Oriental Bioengineering, Inc. (a) (b)	41,566	269,763
Chattem, Inc. (a) (b)	11,061	864,749
Elizabeth Arden, Inc. (b)	14,516	284,949
Inter Parfums, Inc. (a)	10,037	136,102
NU Skin Enterprises, Inc.	31,956	518,326
Prestige Brands Holdings, Inc. (a) (b)	23,318	207,064
USANA Health Sciences, Inc. (a) (b)	5,737	235,160

		2,516,113

Security Description	Shares	Value

Pharmaceuticals—1.5%
Adolor Corp. (a) (b)	33,331	$114,992
Akorn, Inc. (a) (b)	33,037	169,480
Alpharma, Inc. (a) (b)	31,699	1,169,376
Auxilium Pharmaceuticals, Inc. (a) (b)	26,908	871,819
Cypress Biosciences, Inc. (a) (b)	22,201	163,178
Discovery Laboratories, Inc. (a) (b)	54,214	101,380
Durect Corp., Inc. (a) (b)	67,942	380,475
Inspire Pharmaceutical, Inc. (a)	31,626	112,905
KV Pharmaceutical Co. (a) (b)	25,617	581,762
Medicis Pharmaceutical Corp. (a) (b)	37,076	552,803
Noven Pharmaceuticals, Inc. (a) (b)	17,432	203,606
NPS Pharmaceuticals, Inc.	35,144	250,928
Obagi Medical Products, Inc. (b)	13,504	134,770
Optimer Pharmaceuticals, Inc. (a) (b)	18,035	143,378
Pain Therapeutics, Inc. (a) (b)	19,603	191,521
Par Pharmaceutical Companies, Inc. (a) (b)	23,316	286,554
Pozen, Inc. (a) (b)	15,141	159,132
Questcor Pharmaceuticals, Inc. (a) (b)	39,235	288,377
Salix Pharmaceuticals, Ltd. (a) (b)	41,092	263,400
Sciele Pharma, Inc. (a) (b)	21,586	664,633
The Medicines Co. (a) (b)	34,310	796,678
Valeant Pharmaceuticals International, Inc. (a)	45,790	937,321
ViroPharma, Inc. (a) (b)	44,265	580,757
Vivus, Inc. (a) (b)	37,397	296,932
Xenoport, Inc. (b)	16,569	803,431

		10,219,588

Real Estate Investment Trusts—6.0%
Acadia Realty Trust (a)	21,412	541,295
Agree Realty Corp. (a)	4,326	123,724
Alexander’s, Inc. (a) (b)	1,300	520,000
American Campus Communities, Inc.	26,139	885,589
American Capital Agency Corp. (a)	7,451	129,051
Anthracite Capital, Inc. (a)	39,169	209,946
Anworth Mortgage Asset Corp.	49,700	294,224
Ashford Hospitality Trust, Inc. (a)	80,110	324,446
Associated Estates Realty Corp. (a)	10,121	131,877
BioMed Realty Trust, Inc.	46,570	1,231,776
Capital Lease Funding, Inc. (a)	26,965	213,832
Capital Trust, Inc. (a)	11,558	179,149
Capstead Mortgage Corp.	35,788	391,879
Cedar Shopping Centers, Inc.	28,436	375,924
Chimera Investment Corp. (a)	21,799	135,372
Cogdell Spencer, Inc.	7,749	124,294
Colonial Properties Trust	31,156	582,306
Corporate Office Properties Trust	25,368	1,023,599
Cousins Properties, Inc. (a)	30,499	769,490
DCT Industrial Realty Trust, Inc.	111,847	837,734
Diamondrock Hospitality Co.	62,158	565,638
DuPont Fabros Technology, Inc.	8,565	130,616
EastGroup Properties, Inc. (a)	16,332	792,755
Education Realty Trust, Inc.	19,777	219,129
Entertainment Properties Trust (a)	19,926	1,090,351
Equity Lifestyle Properties, Inc.	12,948	686,632
Equity One, Inc. (a)	24,905	510,303
Extra Space Storage, Inc. (a)	51,956	798,044

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-137

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
FelCor Lodging Trust, Inc.	41,820	$299,431
First Industrial Realty Trust, Inc. (a)	30,864	885,180
First Potomac Realty Trust (a)	16,284	279,922
Franklin Street Properties Corp. (a)	36,824	478,712
Friedman Billings Ramsey Group, Inc. (a)	98,047	196,094
Getty Realty Corp. (a)	9,654	214,029
Glimcher Realty Trust (a)	22,979	239,901
Gramercy Capital Corp. (a)	25,249	65,395
Hatteras Financial Corp. (a)	8,102	187,966
Healthcare Realty Trust, Inc.	33,177	967,110
Hersha Hospitality Trust	25,342	188,544
Highwoods Properties, Inc.	37,187	1,322,370
Home Properties of New York, Inc.	20,060	1,162,477
Inland Real Estate Corp. (a)	36,358	570,457
Investors Real Estate Trust	38,560	431,486
JER Investors Trust, Inc. (a)	13,786	66,449
Kite Realty Group Trust	14,565	160,215
LaSalle Hotel Properties (a)	24,950	581,834
Lexington Corporate Properties Trust	32,223	554,880
LTC Properties, Inc.	15,049	441,237
Maguire Properties, Inc. (a)	22,799	135,882
Medical Properties Trust, Inc. (a)	44,184	501,488
MFA Mortgage Investments, Inc.	129,039	838,753
Mid-America Apartment Communities, Inc.	17,129	841,719
Mission West Properties (a)	12,528	122,023
National Health Investors, Inc.	16,919	578,291
National Retail Properties, Inc. (a)	47,802	1,144,858
Newcastle Investment Corp. (a)	36,275	230,346
NorthStar Realty Finance Corp. (a)	35,021	271,413
Omega Healthcare Investors, Inc.	45,280	890,205
Parkway Properties, Inc.	9,472	358,610
Pennsylvania Real Estate Investment Trust (a)	23,259	438,432
Post Properties, Inc. (a)	28,757	804,333
Potlatch Corp.	25,562	1,185,821
PS Business Parks, Inc.	9,502	547,315
RAIT Investment Trust (a)	39,676	217,821
Ramco-Gershenson Property Trust	11,167	250,364
Realty Income Corp. (a)	65,128	1,667,277
Redwood Trust, Inc. (a)	21,610	469,585
Resource Capital Corp. (a)	13,847	83,913
Saul Centers, Inc.	7,327	370,307
Senior Housing Properties Trust	60,216	1,434,947
Sovran Self Storage, Inc.	14,398	643,447
Strategic Hotel Capital, Inc. (a)	54,702	413,000
Sun Communities, Inc. (a)	12,799	253,548
Sunstone Hotel Investors, Inc. (a)	37,671	508,559
Tanger Factory Outlet Centers, Inc. (a)	20,670	905,139
U-Store-It Trust	31,251	383,450
Universal Health Realty Income Trust, Inc. (a)	8,355	325,010
Urstadt Biddle Properties, Inc.	12,686	237,863
Washington Real Estate Investment Trust (a)	32,173	1,178,497
Winthrop Realty Trust	31,903	124,422

		41,469,302

Real Estate Management & Development—0.2%
Consolidated Tomoka Land Co. (a)	3,138	135,530
Forestar Real Estate Group, Inc. (b)	23,546	347,304

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Hilltop Holdings, Inc. (a) (b)	28,463	$293,738
Move, Inc. (a) (b)	109,762	232,695
Tejon Ranch Co. (a) (b)	7,567	281,114
Thomas Properties Group, Inc.	14,851	149,995

		1,440,376

Road & Rail—0.7%
Amerco, Inc. (a) (b)	6,294	263,908
Arkansas Best Corp. (a)	15,099	508,685
Celadon Group, Inc. (a) (b)	13,384	153,515
Dollar Thrifty Automotive Group, Inc. (a) (b)	15,896	30,679
Genesee & Wyoming, Inc. (b)	19,641	736,930
Heartland Express, Inc. (a)	37,668	584,607
Knight Transportation, Inc. (a)	34,955	593,186
Marten Transport, Ltd. (a) (b)	14,050	274,116
Old Dominion Freight Line, Inc. (a) (b)	19,138	542,371
Werner Enterprises, Inc. (a)	29,304	636,190
YRC Worldwide, Inc. (a) (b)	37,074	443,405

		4,767,592

Semiconductors & Semiconductor Equipment—3.0%
Actel Corp. (b)	16,772	209,315
Advanced Analogic Technologies, Inc. (b)	24,209	112,572
Advanced Energy Industries, Inc. (b)	23,757	324,996
Amkor Technology, Inc. (a) (b)	70,619	449,843
Anadigics, Inc. (a) (b)	46,358	130,266
Applied Micro Circuits Corp. (a) (b)	42,638	254,975
Asyst Technologies, Inc. (b)	26,557	63,737
Atheros Communications, Inc. (a) (b)	38,259	902,147
ATMI, Inc. (b)	22,055	396,549
AuthenTec, Inc. (b)	17,001	36,552
Axcelis Technologies, Inc. (b)	68,113	115,792
Brooks Automation, Inc. (b)	47,372	396,030
Cabot Microelectronics Corp. (a) (b)	14,624	469,138
Cavium Networks, Inc. (a) (b)	19,819	279,051
Ceva, Inc. (b)	14,170	117,611
Cirrus Logic, Inc. (a) (b)	52,948	288,567
Cohu, Inc. (a)	16,023	253,484
Cymer, Inc. (a) (b)	19,276	488,261
Diodes, Inc. (a) (b)	20,159	371,934
DSP Group, Inc. (b)	17,234	131,840
Emcore Corp. (a)	48,624	240,203
Entegris, Inc. (a) (b)	80,270	388,507
Exar Corp. (a) (b)	26,962	206,529
FEI Co. (a) (b)	23,419	557,606
FormFactor, Inc. (a) (b)	32,888	572,909
Hittite Microwave Corp. (b)	12,770	429,072
IXYS Corp. (a) (b)	21,409	194,608
Kopin Corp. (a)	47,669	148,727
Kulicke & Soffa Industries, Inc. (a) (b)	32,332	145,817
Lattice Semiconductor Corp. (b)	63,675	131,170
Mattson Technology, Inc. (b)	29,202	138,125
Micrel, Inc. (a)	32,874	298,167
Microsemi Corp. (a) (b)	50,643	1,290,384
Microtune, Inc. (a) (b)	32,159	86,186
MIPS Technologies, Inc. (b)	33,240	116,672

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-138

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
MKS Instruments, Inc. (b)	33,962	$676,183
Monolithic Power Systems (b)	17,526	304,427
NetLogic Microsystems, Inc. (a) (b)	12,862	388,947
OmniVision Technologies, Inc. (a) (b)	33,553	382,840
Pericom Semiconductor Corp. (b)	16,354	171,717
Photronics, Inc. (b)	26,378	49,591
PLX Technology, Inc. (a) (b)	14,095	72,166
PMC-Sierra, Inc. (a) (b)	140,987	1,046,124
Power Integrations, Inc. (a) (b)	19,758	476,168
RF Micro Devices, Inc. (a) (b)	162,114	473,373
Rubicon Technology, Inc. (b)	8,946	64,590
Rudolph Technologies, Inc. (a) (b)	18,029	151,083
Semitool, Inc. (a)	16,078	131,518
Semtech Corp. (b)	42,758	596,902
Sigma Designs, Inc. (a) (b)	18,438	262,188
Silicon Image, Inc. (a) (b)	51,588	275,480
Silicon Storage Technology, Inc. (a) (b)	66,738	217,566
SiRF Technology Holdings, Inc. (a) (b)	38,469	57,319
Skyworks Solutions, Inc. (a) (b)	105,246	879,857
Spansion, Inc. (Class A) (a) (b)	85,755	132,920
Standard Microsystems Corp. (a) (b)	14,611	364,983
Supertex, Inc. (a) (b)	6,854	193,009
Techwell, Inc. (b)	10,649	100,420
Tessera Technologies, Inc. (b)	34,908	570,397
Transmeta Corp. (a) (b)	8,545	138,514
Trident Microsystems, Inc. (b)	33,467	80,321
TriQuint Semiconductor, Inc. (b)	86,708	415,331
Ultra Clean Holdings (b)	12,131	61,140
Ultratech Stepper, Inc. (b)	15,771	190,829
Veeco Instruments, Inc. (a) (b)	24,505	362,919
Volterra Semiconductor Corp. (b)	16,829	214,233
Zoran Corp. (b)	33,953	277,056

		20,517,453

Software—3.6%
ACI Worldwide, Inc. (a) (b)	22,537	394,848
Actuate Corp. (b)	36,338	127,183
Advent Software, Inc. (a) (b)	12,161	428,432
Blackbaud, Inc.	27,827	513,408
Blackboard, Inc. (b)	20,046	807,653
Bottomline Technologies, Inc. (b)	12,369	128,638
Commvault Systems, Inc. (b)	27,932	336,581
Concur Technologies, Inc. (a) (b)	27,844	1,065,311
DemandTec, Inc. (a) (b)	13,832	124,626
Double-Take Software, Inc. (b)	11,826	117,669
Ebix, Inc. (b)	1,422	133,611
Epicor Software Corp. (a) (b)	37,761	297,934
EPIQ System, Inc. (a) (b)	23,311	317,030
Fair Isaac Corp. (a)	31,913	735,595
FalconStor Software, Inc. (a) (b)	30,124	161,465
i2 Technologies, Inc. (a) (b)	8,649	116,675
Informatica Corp. (b)	57,202	743,054
Interactive Intelligence, Inc. (a) (b)	8,397	75,741
Jack Henry & Associates, Inc.	48,631	988,668
JDA Software Group, Inc. (b)	18,999	288,975
Kenexa Corp. (a) (b)	15,403	243,213

Security Description	Shares	Value

Software—(Continued)
Lawson Software, Inc. (b)	82,021	$574,147
Macrovision Solutions Corp. (a) (b)	53,362	820,707
Magma Design Automation, Inc. (a) (b)	24,388	98,040
Manhattan Associates, Inc. (b)	15,513	346,560
Mentor Graphics Corp. (b)	58,684	666,063
MICROS Systems, Inc. (b)	51,114	1,362,699
MicroStrategy, Inc. (Class A) (b)	6,205	369,384
Monotype Imaging Holdings, Inc. (b)	10,535	117,254
MSC.Software Corp. (b)	27,127	290,259
Net 1 UEPS Technologies, Inc. (a) (b)	29,330	654,939
NetScout Systems, Inc. (b)	19,729	209,917
Parametric Technology Corp. (b)	74,176	1,364,838
Pegasystems, Inc. (a)	10,030	129,487
Phoenix Technology, Ltd. (b)	18,618	148,758
Progress Software Corp. (b)	26,687	693,595
Quality Systems, Inc. (a)	11,861	501,246
Quest Software, Inc. (b)	46,919	595,402
Radiant Systems, Inc. (b)	15,752	136,885
SeaChange International, Inc. (a)	21,156	204,367
Secure Computing Corp. (a) (b)	39,694	217,523
Smith Micro Software, Inc. (a) (b)	18,686	132,671
Solera Holdings, Inc. (b)	33,355	957,956
SPSS, Inc. (b)	10,624	311,921
SuccessFactors, Inc. (a) (b)	15,533	169,310
Sybase, Inc. (b)	50,743	1,553,751
Synchronoss Technologies, Inc. (a) (b)	11,423	107,490
Take-Two Interactive Software, Inc. (b)	49,739	815,720
Taleo Corp. (a) (b)	14,949	297,336
The Ultimate Software Group, Inc. (a) (b)	16,554	446,958
THQ, Inc. (a) (b)	42,100	506,884
TIBCO Software, Inc. (a) (b)	125,508	918,718
Tyler Technologies, Inc. (a) (b)	23,370	354,523
Vasco Data Security International, Inc. (a) (b)	14,994	155,338
Wind River Systems, Inc. (b)	48,121	481,210

		24,858,166

Specialty Retail—2.7%
Aaron Rents, Inc. (Class B) (a)	29,629	802,057
Aeropostale, Inc. (b)	43,712	1,403,592
Asbury Automotive Group, Inc.	21,593	248,751
Bebe Stores, Inc. (a)	26,084	254,841
Big 5 Sporting Goods Corp. (a)	15,464	159,588
Blockbuster, Inc. (a) (b)	121,924	249,944
Borders Group, Inc. (a)	37,348	245,003
Buckle, Inc. (a)	10,217	567,452
Cabelas, Inc. (a) (b)	23,327	281,790
Cato Corp.	18,861	331,011
Charlotte Russe Holding, Inc. (b)	14,068	144,197
Charming Shoppes, Inc. (a) (b)	74,119	362,442
Chico’s FAS, Inc. (b)	115,414	631,315
Christopher & Banks Corp. (a)	30,606	234,748
Circuit City Stores, Inc. (b)	112,575	85,557
Citi Trends, Inc. (a) (b)	8,551	139,296
Coldwater Creek, Inc. (a) (b)	39,275	227,402
Collective Brands, Inc. (a) (b)	39,343	720,370
Conn’s, Inc. (a) (b)	7,311	136,789

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-139

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
DSW, Inc. (Class A) (a) (b)	9,118	$124,917
Genesco, Inc. (a) (b)	13,758	460,618
Group 1 Automotive, Inc. (a)	15,023	326,450
Haverty Furniture Cos., Inc. (a)	14,903	170,490
Hibbett Sports, Inc. (a) (b)	18,992	380,220
Hot Topic, Inc. (b)	28,681	189,581
J. Crew Group, Inc. (a) (b)	27,539	786,789
Jo-Ann Stores, Inc. (a) (b)	17,237	361,632
JoS. A. Bank Clothiers, Inc. (a) (b)	12,192	409,651
Men’s Wearhouse, Inc. (a)	33,086	702,747
Midas, Inc. (a) (b)	10,186	140,159
Monro Muffler Brake, Inc.	11,587	267,196
New York & Co., Inc. (a) (b)	18,834	179,676
Pacific Sunwear of California, Inc. (b)	47,131	317,192
Pep Boys-Manny Moe & Jack (a)	25,683	158,721
Pier 1 Imports, Inc. (a) (b)	55,682	229,967
Rent-A-Center, Inc. (b)	41,681	928,653
Sally Beauty Holdings, Inc. (a) (b)	57,066	490,768
Select Comfort Corp. (a) (b)	1	2
Sonic Automotive, Inc. (a)	19,007	160,799
Stage Stores, Inc. (a)	24,947	340,776
The Children’s Place Retail Stores, Inc. (a) (b)	15,373	512,690
The Dress Barn, Inc. (a) (b)	30,389	464,648
The Finish Line, Inc. (Class A) (a) (b)	34,432	343,976
The Gymboree Corp. (b)	17,775	631,012
The Talbots, Inc. (a)	15,495	202,984
Tractor Supply Co. (a) (b)	21,831	917,994
Tween Brands, Inc. (a) (b)	15,747	154,163
Ulta Salon Cosmetics & Fragrance, Inc. (b)	14,415	191,431
Wet Seal, Inc. (a) (b)	62,348	226,323
Zale Corp. (a) (b)	24,736	618,400
Zumiez, Inc. (a) (b)	13,421	221,178

		18,837,948

Textiles, Apparel & Luxury Goods—1.7%
American Apparel, Inc. (a) (b)	24,019	196,956
Brown Shoe Co., Inc. (a)	26,195	429,074
Carter’s, Inc. (b)	35,318	696,824
Cherokee, Inc. (a)	8,189	179,994
Columbia Sportswear Co. (a)	8,790	368,828
CROCS, Inc. (a) (b)	55,103	197,269
Deckers Outdoor Corp. (a) (b)	8,445	878,956
Fossil, Inc. (a) (b)	29,505	832,926
G-III Apparel Group, Ltd. (b)	9,697	181,431
Iconix Brand Group, Inc. (a) (b)	38,141	498,884
K-Swiss, Inc. (a)	21,850	380,190
Lululemon Athletica, Inc. (a) (b)	12,058	277,696
Maidenform Brands, Inc. (a) (b)	14,280	207,203
Movado Group, Inc.	10,013	223,791
Oxford Industries, Inc. (a)	8,566	221,260
Perry Ellis International, Inc. (b)	6,720	100,195
Quiksilver, Inc. (b)	82,134	471,449
Skechers U. S. A., Inc. (b)	21,712	365,413
Steven Madden, Ltd. (b)	13,172	326,402
The Warnaco Group, Inc. (b)	29,432	1,332,975
Timberland Co. (Class A) (b)	34,662	602,079

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
True Religion Apparel, Inc. (a) (b)	11,524	$297,895
Under Armour, Inc. (a) (b)	21,631	687,001
UniFirst Corp.	10,837	466,966
Volcom, Inc. (a) (b)	12,211	211,006
Weyco Group, Inc. (a)	5,240	175,383
Wolverine World Wide, Inc.	32,383	856,854

		11,664,900

Thrifts & Mortgage Finance—1.3%
Abington Bancorp, Inc. (a)	17,608	178,193
Bank Mutual Corp.	32,564	369,601
Beneficial Mutual Bancorp, Inc. (b)	22,606	285,966
Berkshire Hill Bancorp, Inc. (a)	7,472	239,104
Brookline Bancorp, Inc. (a)	41,732	533,752
Corus Bankshares, Inc. (a)	22,730	92,057
Danvers Bancorp, Inc. (a) (b)	12,056	153,714
Dime Community Bancorp, Inc. (a)	17,298	263,276
ESSA Bancorp, Inc. (a)	12,365	171,874
Federal Agricultural Mortage Corp. (a)	7,740	31,734
First Busey Corp. (a)	14,750	270,368
First Financial Holdings, Inc. (a)	6,397	167,473
First Financial Northwest, Inc.	16,499	170,270
First Niagara Financial Group, Inc. (a)	71,431	1,125,038
First Place Financial Corp. (a)	18,432	236,851
Flushing Financial Corp.	12,920	226,100
Guaranty Financial Group, Inc. (a) (b)	27,315	107,894
Kearny Financial Corp. (a)	11,434	139,952
NewAlliance Bancshares, Inc. (a)	70,024	1,052,461
Northwest Bancorp, Inc. (a)	11,002	302,995
Oceanfirst Financial Corp. (a)	6,649	120,480
Ocwen Financial Corp. (a) (b)	21,044	169,404
Oritani Financial Corp. (a) (b)	9,458	159,367
Provident Bancorp, Inc. (a)	31,875	421,387
Provident Financial Services, Inc.	37,874	625,300
The PMI Group, Inc. (a)	57,762	170,398
TrustCo Bank Corp. (a)	58,825	688,841
United Financial Bancorp, Inc.	13,044	193,703
Westfield Financial, Inc.	22,291	229,597
WSFS Financial Corp.	5,630	337,800

		9,234,950

Tobacco—0.2%
Alliance One International, Inc. (a) (b)	57,683	219,195
Universal Corp. (a)	17,683	868,059
Vector Group, Ltd. (a)	27,042	477,556

		1,564,810

Trading Companies & Distributors—0.6%
Aceto Corp.	18,035	172,956
Aircastle, Ltd. (a)	32,053	317,645
Applied Industrial Technologies, Inc.	27,967	753,151
Beacon Roofing Supply, Inc. (a) (b)	29,180	455,792
Electro Rent Corp.	15,175	203,800
H&E Equipment Services, Inc. (a) (b)	11,032	106,569
Houston Wire & Cable Co. (a)	10,450	179,427

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-140

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Trading Companies & Distributors—(Continued)
Interline Brands, Inc. (b)	21,799	$353,362
Kaman Corp.	17,163	488,802
Rush Enterprises, Inc. (a) (b)	19,917	254,938
TAL International Group, Inc. (a)	8,589	178,823
Textainer Group Holdings, Ltd.	6,602	100,284
Watsco, Inc. (a)	15,336	771,094

		4,336,643

Water Utilities—0.3%
American State Water Co. (a)	10,318	397,243
Cadiz, Inc. (a) (b)	7,581	144,570
California Water Service Group (a)	12,742	490,567
Connecticut Water Service, Inc. (a)	5,731	165,912
Consolidated Water Co., Inc. (a)	8,783	149,487
Middlesex Water Co. (a)	8,945	156,269
SJW Corp. (a)	10,058	301,438
Southwest Water Co. (a)	15,204	193,851

		1,999,337

Wireless Telecommunication Services—0.2%
Centennial Communications Corp.	44,169	275,615
Fibertower Corp. (a) (b)	64,566	89,101
ICO Global Communications Holdings (a) (b)	62,811	68,464
iPCS, Inc. (b)	11,024	245,504
Syniverse Holdings, Inc. (b)	33,451	555,621
TerreStar Corp. (a) (b)	41,162	41,162
USA Mobility, Inc. (b)	15,317	168,487

		1,443,954

Total Common Stock (Identified Cost $736,565,927)		672,494,757

Short Term Investments—30.5%
Security Description	Face Amount/Shares	Value

Discount Notes—2.6%
Federal Home Loan Bank 0.100%, 10/07/08	$16,900,000	$16,897,888
0.131%, 10/17/08	1,375,000	1,373,747

		18,271,635

Mutual Funds—27.9%
State Street Navigator Securities Lending Prime Portfolio (d)	192,889,667	192,889,667

Total Short Term Investments (Identified Cost $211,161,302)		211,161,302

Total Investments—127.7% (Identified Cost $947,727,229) (e)		883,656,059
Liabilities in excess of other assets		(191,785,751)

Total Net Assets—100%		$691,870,308

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $193,299,984 and the collateral received consisted of cash in the amount of $192,889,667 and non-cash collateral with a value of $471,976. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $947,727,229 and the composition of unrealized appreciation and depreciation of investment securities was $78,842,281 and $(142,913,451), respectively.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2008	Net Unrealized Depreciation
Russell 2000 Mini Index Futures	12/19/2008	300	$21,435,870	$20,352,000	$(1,083,870)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-141

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$865,384,424	$(1,083,870)
Level 2—Other Significant Observable Inputs	18,271,635	0
Level 3—Significant Unobservable Inputs	0	0

Total	$883,656,059	$(1,083,870)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-142

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—96.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
General Dynamics Corp.	41,100	$3,025,782

Air Freight & Logistics—0.5%
Expeditors International of Washington, Inc.	90,100	3,139,084

Beverages—2.3%
PepsiCo, Inc.	135,200	9,635,704
The Coca-Cola Co.	102,900	5,441,352

		15,077,056

Biotechnology—4.5%
Amgen, Inc. (a)	16,000	948,320
Celgene Corp. (a)	52,700	3,334,856
Genentech, Inc. (a)	127,400	11,297,832
Gilead Sciences, Inc. (a)	297,700	13,569,166

		29,150,174

Capital Markets—2.8%
BlackRock, Inc. (b)	11,600	2,256,200
Franklin Resources, Inc.	52,700	4,644,451
Northern Trust Corp.	38,300	2,765,260
State Street Corp.	76,900	4,374,072
The Goldman Sachs Group, Inc.	36,000	4,608,000

		18,647,983

Chemicals—3.3%
Monsanto Co.	113,700	11,254,026
Potash Corp. of Saskatchewan, Inc.	23,000	3,036,230
Praxair, Inc.	104,800	7,518,352

		21,808,608

Communications Equipment—3.8%
Cisco Systems, Inc. (a)	385,700	8,701,392
Juniper Networks, Inc. (a)	199,300	4,199,251
QUALCOMM, Inc.	243,100	10,446,007
Research In Motion, Ltd. (a)	19,000	1,297,700

		24,644,350

Computers & Peripherals—3.5%
Apple, Inc. (a)	154,700	17,583,202
Dell, Inc. (a)	194,700	3,208,656
EMC Corp. (a)	180,200	2,155,192

		22,947,050

Construction & Engineering—0.2%
Foster Wheeler, Ltd. (a)	44,500	1,606,895

Diversified Financial Services—1.1%
BM&F Bovespa S.A. (BRL)	683,033	3,018,813
Moody’s Corp. (b)	116,147	3,948,998

		6,967,811

Diversified Telecommunication Services—0.3%
OJSC Vimpel-Communications (ADR)	98,800	2,005,640

Security Description	Shares	Value

Electronic Equipment & Instruments—0.7%
Dolby Laboratories, Inc. (Class A) (a)	109,800	$3,863,862
Hon Hai Precision Industry Co., Ltd. (GDR)	30,935	214,070
Hon Hai Precision Industry Co., Ltd. (GDR) (London Traded Shares)	92,549	648,575

		4,726,507

Energy Equipment & Services—5.6%
Baker Hughes, Inc.	96,900	5,866,326
Cameron International Corp. (a)	91,800	3,537,972
Schlumberger, Ltd.	256,400	20,022,276
Smith International, Inc.	123,900	7,265,496

		36,692,070

Food & Staples Retailing—2.5%
Costco Wholesale Corp.	118,200	7,674,726
CVS Caremark Corp.	139,190	4,685,135
SYSCO Corp.	125,500	3,869,165

		16,229,026

Food Products—1.3%
Groupe Danone (EUR)	63,985	4,534,760
Nestle S.A. (CHF)	84,960	3,691,441

		8,226,201

Health Care Equipment & Supplies—7.5%
Alcon, Inc.	37,900	6,121,229
Baxter International, Inc.	67,800	4,449,714
Becton, Dickinson & Co.	72,100	5,786,746
Covidien, Ltd.	133,850	7,195,776
Dentsply International, Inc.	54,000	2,027,160
Intuitive Surgical, Inc. (a)	8,400	2,024,232
Medtronic, Inc.	221,000	11,072,100
St. Jude Medical, Inc. (a)	98,600	4,288,114
Stryker Corp.	101,600	6,329,680

		49,294,751

Health Care Providers & Services—7.7%
Aetna, Inc.	235,400	8,500,294
Cigna Corp.	158,100	5,372,238
Express Scripts, Inc. (a)	90,900	6,710,238
Humana, Inc. (a)	91,700	3,778,040
McKesson Corp.	75,900	4,084,179
Medco Health Solutions, Inc. (a)	258,500	11,632,500
WellPoint, Inc. (a)	213,900	10,004,103

		50,081,592

Hotels, Restaurants & Leisure—2.3%
International Game Technology	193,200	3,319,176
Las Vegas Sands Corp. (a) (b)	91,100	3,289,621
Yum! Brands, Inc.	266,900	8,703,609

		15,312,406

Household Products—1.4%
Procter & Gamble Co.	131,005	9,129,738

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-143

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.5%
The AES Corp. (a)	295,000	$3,448,550

Industrial Conglomerates—0.3%
McDermott International, Inc. (a)	68,100	1,739,955

Insurance—0.7%
Assurant, Inc.	81,600	4,488,000

Internet & Catalog Retail—2.9%
Amazon.com, Inc. (a)	200,200	14,566,552
Expedia, Inc. (a)	200,645	3,031,746
priceline.com, Inc. (a) (b)	23,300	1,594,419

		19,192,717

Internet Software & Services—5.2%
Google, Inc. (Class A) (a)	55,200	22,108,704
Tencent Holdings, Ltd. (HKD)	591,800	4,262,519
VeriSign, Inc. (a) (b)	288,300	7,518,864

		33,890,087

IT Services—4.9%
Accenture, Ltd. (Class A)	247,200	9,393,600
Automatic Data Processing, Inc.	209,300	8,947,575
Fiserv, Inc. (a)	65,100	3,080,532
MasterCard, Inc. (b)	9,000	1,595,970
Redecard S.A. (BRL)	154,100	1,993,557
The Western Union Co.	251,900	6,214,373
Visa, Inc.	15,600	957,684

		32,183,291

Machinery—4.2%
Danaher Corp.	294,900	20,466,060
Deere & Co.	98,200	4,860,900
Joy Global, Inc.	40,800	1,841,712

		27,168,672

Media—2.9%
Naspers, Ltd. (ZAR)	62,800	1,236,608
Shaw Communications, Inc.	222,600	4,525,458
The McGraw-Hill Cos., Inc.	410,300	12,969,583

		18,731,649

Metals & Mining—1.7%
BHP Billiton, Ltd. (AUD)	189,900	4,881,761
Freeport-McMoRan Copper & Gold, Inc.	49,600	2,819,760
Kinross Gold Corp. (b)	207,900	3,351,348

		11,052,869

Multiline Retail—0.2%
Lojas Renner S.A. (BRL)	112,500	1,374,662

Oil, Gas & Consumable Fuels—4.7%
Chevron Corp.	44,300	3,653,864
EOG Resources, Inc.	56,400	5,045,544
Exxon Mobil Corp.	129,016	10,019,383
Petroleo Brasileiro S.A. (ADR)	187,500	7,016,250

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Suncor Energy, Inc.	40,200	$1,694,028
Total S.A. (EUR)	58,300	3,517,915

		30,946,984

Pharmaceuticals—2.6%
Allergan, Inc.	131,800	6,787,700
Elan Corp., Plc. (ADR) (a)	238,400	2,543,728
Wyeth	207,000	7,646,580

		16,978,008

Road & Rail—0.7%
Union Pacific Corp.	63,800	4,540,008

Semiconductors & Semiconductor Equipment—1.3%
Intel Corp.	169,100	3,167,243
Marvell Technology Group, Ltd. (a)	560,400	5,211,720

		8,378,963

Software—5.7%
Autodesk, Inc. (a)	156,200	5,240,510
Electronic Arts, Inc. (a)	103,705	3,836,048
McAfee, Inc. (a)	85,100	2,889,996
Microsoft Corp.	624,900	16,678,581
Nintendo Co., Ltd. (JPY)	16,300	6,812,669
Salesforce.com, Inc. (a)	37,500	1,815,000

		37,272,804

Textiles, Apparel & Luxury Goods—0.7%
Nike, Inc.	69,400	4,642,860

Wireless Telecommunication Services—5.2%
American Tower Corp. (Class A) (a)	262,200	9,431,334
América Movil S.A. de C.V. (ADR)	68,300	3,166,388
Crown Castle International Corp. (a) (b)	414,100	11,996,477
Leap Wireless International, Inc. (a) (b)	99,000	3,771,900
MetroPCS Communications, Inc. (a) (b)	184,600	2,582,554
Mobile Telesystems OJSC (ADR) (a)	59,400	3,326,994

		34,275,647

Total Common Stock (Identified Cost $721,811,438)		629,018,450

Short Term Investments—13.8%

Mutual Funds—13.8%
State Street Navigator Securities Lending Prime Portfolio (c)	71,441,282	71,441,282
T. Rowe Price Reserve Investment Fund	18,783,698	18,783,698

Total Short Term Investments (Identified Cost $90,224,980)		90,224,980

Total Investments—110.0% (Identified Cost $812,036,418) (d)		719,243,430
Liabilities in excess of other assets		(65,481,217)

Total Net Assets—100%		$653,762,213

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-144

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $73,816,042 and the collateral received consisted of cash in the amount of $71,441,282. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $812,036,418 and the composition of unrealized appreciation and depreciation of investment securities was $24,418,395 and $(117,211,383), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(EUR)—	Euro
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(ZAR)—	South African Rand

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2007	Shares Purchased Since 12/31/2007	Shares Sold Since 12/31/2007	Number of Shares Held at 9/30/2008	Realized Gain/Loss on Shares Sold	Income for Period Ended 9/30/2008
T. Rowe Price Reserve Investment Fund	25,468,225	154,000,812	(160,685,339)	18,783,698	$0	$82,034

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$683,918,725	$0
Level 2—Other Significant Observable Inputs	35,324,705	0
Level 3—Significant Unobservable Inputs	0	0

Total	$719,243,430	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-145

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—99.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Alliant Techsystems, Inc. (a) (b)	32,600	$3,062,444
BE Aerospace, Inc. (b)	25,700	406,831
Ceradyne, Inc. (a) (b)	35,900	1,316,094
Esterline Technologies Corp. (b)	23,200	918,488
Heico Corp. (Class A) (a)	17,200	482,632
Teledyne Technologies, Inc. (b)	51,900	2,966,604
TransDigm Group, Inc. (a) (b)	24,300	831,789

		9,984,882

Air Freight & Logistics—1.2%
HUB Group, Inc. (Class A) (b)	72,900	2,744,685
UTi Worldwide, Inc.	152,100	2,588,742

		5,333,427

Airlines—0.1%
Skywest, Inc. (a)	32,400	517,752

Auto Components—0.3%
Drew Industries, Inc. (a) (b)	39,900	682,689
Gentex Corp. (a)	54,800	783,640

		1,466,329

Beverages—0.4%
Boston Beer, Inc. (a) (b)	34,787	1,652,035

Biotechnology—5.2%
Acadia Pharmaceuticals, Inc. (a) (b)	22,900	61,372
Acorda Therapeutics, Inc. (a) (b)	23,500	560,475
Alexion Pharmaceuticals, Inc. (a) (b)	61,800	2,428,740
Alkermes, Inc. (a) (b)	71,400	949,620
Allos Therapeutics, Inc. (a) (b)	37,300	276,393
Alnylam Pharmaceuticals, Inc. (a) (b)	11,700	338,715
Array Biopharma, Inc. (a) (b)	23,400	179,712
BioMarin Pharmaceutical, Inc. (a) (b)	77,100	2,042,379
Cepheid, Inc. (a) (b)	37,400	517,242
Cougar Biotechnology, Inc. (a) (b)	11,300	377,307
Cubist Pharmaceuticals, Inc. (a) (b)	36,500	811,395
Human Genome Sciences, Inc. (a) (b)	70,000	444,500
Incyte Corp. (a) (b)	200,700	1,535,355
Isis Pharmaceuticals, Inc. (a) (b)	14,900	251,661
Lexicon Pharmaceuticals, Inc. (a) (b)	60,900	108,402
Martek Biosciences Corp. (a) (b)	23,000	722,660
Medarex, Inc. (a) (b)	68,100	440,607
Momenta Pharmaceuticals, Inc. (b)	11,300	148,143
Myriad Genetics, Inc. (a) (b)	31,000	2,011,280
Onyx Pharmaceuticals, Inc. (a) (b)	36,700	1,327,806
OSI Pharmaceuticals, Inc. (a) (b)	36,900	1,818,801
PDL BioPharma, Inc. (b)	75,600	703,836
Regeneron Pharmaceuticals, Inc. (b)	50,400	1,100,232
Rigel Pharmaceuticals, Inc. (a) (b)	32,200	751,870
Seattle Genetics, Inc. (a) (b)	40,500	433,350
Senomyx, Inc. (a) (b)	74,600	337,938
Theravance, Inc. (a) (b)	32,800	408,688
United Therapeutics Corp. (b)	15,600	1,640,652

		22,729,131

Security Description	Shares	Value

Capital Markets—2.0%
Affiliated Managers Group, Inc. (a) (b)	44,149	$3,657,745
Cohen & Steers, Inc. (a)	13,100	371,123
GFI Group, Inc. (b)	50,500	237,855
Greenhill & Co., Inc. (a)	39,900	2,942,625
Knight Capital Group, Inc. (b)	20,600	306,116
optionsXpress Holdings, Inc. (a)	42,100	817,582
Penson Worldwide, Inc. (a) (b)	22,200	307,914

		8,640,960

Chemicals—1.8%
Airgas, Inc.	46,000	2,283,900
Hercules, Inc.	50,700	1,003,353
Koppers Holdings, Inc.	40,100	1,500,141
Nalco Holding Co. (a)	100,500	1,863,270
Terra Industries, Inc.	20,700	608,580
The Scotts Miracle-Gro Co.	25,300	598,092

		7,857,336

Commercial Banks—0.5%
Pinnacle Financial Partners, Inc. (a) (b)	36,100	1,111,880
SVB Financial Group (a) (b)	20,600	1,193,152

		2,305,032

Commercial Services & Supplies—5.5%
Administaff, Inc. (a)	30,900	841,098
American Ecology Corp.	11,500	318,205
Clean Harbors, Inc. (b)	21,800	1,472,590
Copart, Inc. (b)	50,100	1,903,800
Heidrick & Struggles International, Inc. (a)	24,300	732,645
Huron Consulting Group, Inc. (a) (b)	26,400	1,504,272
Korn/Ferry International (b)	35,500	632,610
Navigant Consulting, Inc. (a) (b)	26,400	525,096
Resources Connection, Inc. (b)	116,300	2,620,239
Rollins, Inc.	41,000	778,180
Stericycle, Inc. (b)	79,200	4,665,672
The Advisory Board Co. (b)	17,200	518,752
The Brink’s Co.	34,300	2,092,986
The Corporate Executive Board Co. (a)	33,100	1,034,375
Waste Connections, Inc. (b)	93,300	3,200,190
Watson Wyatt Worldwide, Inc.	27,900	1,387,467

		24,228,177

Communications Equipment—3.4%
Adtran, Inc. (a)	61,100	1,190,839
Avocent Corp. (b)	31,625	647,047
Blue Coat Systems, Inc. (a) (b)	60,700	861,333
CommScope, Inc. (b)	56,900	1,971,016
Comtech Telecommunications Corp. (b)	52,800	2,599,872
Dycom Industries, Inc. (b)	32,900	428,358
Emulex Corp. (b)	42,800	456,676
F5 Networks, Inc. (a) (b)	96,000	2,244,480
Foundry Networks, Inc. (b)	91,800	1,671,678
NETGEAR, Inc. (a) (b)	27,100	406,500
Plantronics, Inc.	38,400	864,768
Polycom, Inc. (b)	57,493	1,329,813

		14,672,380

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-146

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Computers & Peripherals—0.3%
Intermec, Inc. (a) (b)	31,400	$616,696
Palm, Inc. (a) (b)	114,300	682,371

		1,299,067

Construction & Engineering—0.5%
Perini Corp. (a) (b)	16,700	430,693
Quanta Services, Inc. (a) (b)	69,224	1,869,740

		2,300,433

Consumer Finance—0.1%
World Acceptance Corp. (a) (b)	17,200	619,200

Containers & Packaging—0.7%
Crown Holdings, Inc.	66,500	1,476,965
Greif, Inc.	22,900	1,502,698

		2,979,663

Distributors—0.4%
LKQ Corp. (b)	89,400	1,517,118

Diversified Consumer Services—2.4%
Capella Education Co. (b)	22,900	981,494
DeVry, Inc.	75,400	3,735,316
ITT Educational Services, Inc. (a) (b)	39,900	3,228,309
Matthews International Corp.	35,000	1,775,900
Steiner Leisure, Ltd. (a) (b)	20,100	691,038

		10,412,057

Diversified Financial Services—0.4%
Interactive Brokers Group, Inc. (a) (b)	45,700	1,013,169
MSCI, Inc. (b)	22,300	535,200

		1,548,369

Diversified Telecommunication Services—0.3%
Cbeyond, Inc. (a) (b)	33,000	474,870
Cogent Communications Group, Inc. (a) (b)	20,500	158,260
tw telecom, Inc. (a) (b)	78,300	813,537

		1,446,667

Electrical Equipment—2.1%
Acuity Brands, Inc. (a)	52,900	2,209,104
Ametek, Inc. (b)	61,700	2,515,509
General Cable Corp. (a)	17,800	634,214
II-VI, Inc. (a) (b)	64,600	2,497,436
Thomas & Betts Corp. (b)	34,600	1,351,822

		9,208,085

Electronic Equipment & Instruments—4.1%
CyberOptics Corp. (a) (b)	103,937	980,126
Dolby Laboratories, Inc. (Class A) (b)	59,100	2,079,729
DTS, Inc. (a) (b)	10,900	303,347
FLIR Systems, Inc. (a) (b)	145,300	5,582,426
Itron, Inc. (b)	22,300	1,974,219
Mettler Toledo International, Inc. (b)	39,300	3,851,400

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
Orbotech, Ltd. (b)	32,000	$255,680
Rofin-Sinar Technologies, Inc. (b)	36,600	1,120,326
Trimble Navigation, Ltd. (a) (b)	30,900	799,074
TTM Technologies, Inc. (b)	77,100	764,832

		17,711,159

Energy Equipment & Services—6.3%
Atwood Oceanics, Inc. (b)	45,000	1,638,000
Complete Production Services, Inc. (b)	94,800	1,908,324
Core Laboratories NV (b)	34,400	3,485,408
Dawson Geophysical Co. (a) (b)	15,500	723,695
Dresser-Rand Group, Inc. (b)	62,100	1,954,287
Global Industries, Inc. (b)	64,900	450,406
Helix Energy Solutions Group, Inc. (a) (b)	57,600	1,398,528
Helmerich & Payne, Inc.	48,200	2,081,758
IHS, Inc. (b)	25,400	1,210,056
ION Geophysical Corp. (a) (b)	104,300	1,480,017
NATCO Group, Inc. (a) (b)	15,400	618,772
Oceaneering International, Inc. (b)	38,600	2,058,152
Oil States International, Inc. (b)	87,400	3,089,590
Superior Energy Services, Inc. (b)	78,200	2,435,148
Tetra Technologies, Inc. (a) (b)	101,200	1,401,620
Unit Corp. (b)	30,400	1,514,528

		27,448,289

Food Products—0.6%
Flowers Foods, Inc.	62,700	1,840,872
Ralcorp Holdings, Inc. (a) (b)	10,300	694,323

		2,535,195

Health Care Equipment & Supplies—4.6%
American Medical Systems Holdings, Inc. (a) (b)	47,600	845,376
ArthroCare Corp. (a) (b)	33,300	923,076
Edwards Lifesciences Corp. (b)	49,300	2,847,568
Gen-Probe, Inc. (b)	51,900	2,753,295
Hologic, Inc. (b)	38,140	737,246
IDEXX Laboratories, Inc. (b)	44,800	2,455,040
Immucor, Inc. (b)	82,050	2,622,318
Integra LifeSciences Holdings (a) (b)	13,400	590,002
Meridian Bioscience, Inc. (a)	96,800	2,811,072
ResMed, Inc. (a)	44,900	1,930,700
Stereotaxis, Inc. (a) (b)	38,500	232,925
STERIS Corp.	31,100	1,168,738

		19,917,356

Health Care Providers & Services—5.2%
Alliance Imaging, Inc. (b)	33,900	348,153
Amedisys, Inc. (a) (b)	34,833	1,695,322
Catalyst Health Solutions, Inc.	53,000	1,384,360
Centene Corp. (b)	66,600	1,365,966
Chemed Corp. (a)	18,700	767,822
Chindex International, Inc. (b)	27,400	297,564
Corvel Corp. (b)	20,700	592,227
Gentiva Health Services, Inc. (b)	59,300	1,597,542
Healthsouth Corp. (b)	91,200	1,680,816

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-147

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Healthspring, Inc. (b)	46,300	$979,708
Healthways, Inc. (a) (b)	32,800	529,064
inVentiv Health, Inc. (b)	33,200	586,312
LifePoint Hospitals, Inc. (a) (b)	33,900	1,089,546
Pediatrix Medical Group, Inc. (b)	41,000	2,210,720
PharMerica Corp. (b)	86,400	1,943,136
PSS World Medical, Inc. (a) (b)	52,400	1,021,800
Psychiatric Solutions, Inc. (a) (b)	47,000	1,783,650
Sun Healthcare Group, Inc. (b)	79,500	1,165,470
VCA Antech, Inc. (b)	55,700	1,641,479

		22,680,657

Health Care Technology—0.4%
Cerner Corp. (a) (b)	22,800	1,017,792
Phase Forward, Inc. (b)	29,700	621,027

		1,638,819

Hotels, Restaurants & Leisure—2.2%
Burger King Holdings, Inc.	82,100	2,016,376
Chipotle Mexican Grill, Inc. (a) (b)	21,600	1,009,800
Choice Hotels International, Inc. (a)	25,700	696,470
Orient-Express Hotels, Ltd. (Class A) (a)	25,300	610,489
Red Robin Gourmet Burgers, Inc. (a) (b)	49,500	1,326,600
Sonic Corp. (a) (b)	60,562	882,388
WMS Industries, Inc. (a) (b)	97,550	2,982,104

		9,524,227

Household Durables—0.3%
Jarden Corp. (a) (b)	44,200	1,036,490
Tempur-Pedic International, Inc. (a)	39,400	463,344

		1,499,834

Household Products—0.7%
Church & Dwight Co., Inc.	48,200	2,992,738

Insurance—1.9%
HCC Insurance Holdings, Inc.	72,400	1,954,800
Max Capital Group, Ltd. (a)	39,000	905,970
Philadelphia Consolidated Holding Corp. (b)	50,800	2,975,356
StanCorp Financial Group, Inc.	46,500	2,418,000

		8,254,126

Internet & Catalog Retail—0.7%
Blue Nile, Inc. (a) (b)	17,325	742,723
priceline.com, Inc. (a) (b)	36,700	2,511,381

		3,254,104

Internet Software & Services—1.8%
Art Technology Group, Inc. (b)	122,400	430,848
Digital River, Inc. (a) (b)	53,200	1,723,680
j2 Global Communications, Inc. (a) (b)	58,400	1,363,640
MercadoLibre, Inc. (a) (b)	22,600	459,910
Omniture, Inc. (a) (b)	36,149	663,696
SINA Corp. (a) (b)	42,300	1,488,960

Security Description	Shares	Value

Internet Software & Services—(Continued)
ValueClick, Inc. (b)	84,100	$860,343
Websense, Inc. (b)	47,500	1,061,625

		8,052,702

IT Services—4.2%
CACI International, Inc. (Class A) (b)	35,500	1,778,550
Cybersource Corp. (b)	120,400	1,939,644
Genpact, Ltd. (b)	33,900	352,221
Global Payments, Inc.	66,320	2,975,115
Heartland Payment Systems, Inc. (a)	82,900	2,118,924
NCI, Inc. (Class A) (b)	132,234	3,766,024
NeuStar, Inc. (Class A) (a) (b)	39,300	781,677
Perot Systems Corp. (Class A) (b)	118,100	2,049,035
RightNow Technologies, Inc. (a) (b)	108,400	1,362,588
SRA International, Inc. (b)	48,900	1,106,607

		18,230,385

Leisure Equipment & Products—0.6%
Polaris Industries, Inc. (a)	39,200	1,783,208
Pool Corp. (a)	44,100	1,028,853

		2,812,061

Life Sciences Tools & Services—3.1%
Dionex Corp. (a) (b)	12,400	788,020
eResearch Technology, Inc. (b)	64,700	770,577
Exelixis, Inc. (a) (b)	84,500	513,760
Illumina, Inc. (a) (b)	77,600	3,145,128
Invitrogen Corp. (b)	57,000	2,154,600
Parexel International Corp. (b)	79,200	2,269,872
Techne Corp. (b)	39,600	2,855,952
Varian, Inc. (b)	23,900	1,025,310

		13,523,219

Machinery—5.2%
Actuant Corp. (a)	160,700	4,056,068
Bucyrus International, Inc.	53,200	2,376,976
Chart Industries, Inc. (b)	39,300	1,122,408
Gardner Denver, Inc. (b)	35,000	1,215,200
Graco, Inc. (a)	40,200	1,431,522
IDEX Corp. (b)	57,200	1,774,344
Kaydon Corp. (a)	12,000	540,720
Kennametal, Inc.	28,400	770,208
Nordson Corp.	36,700	1,802,337
RBC Bearings, Inc. (b)	28,700	966,903
Robbins & Myers, Inc.	32,700	1,011,411
The Middleby Corp. (a) (b)	25,800	1,401,198
The Toro Co. (a)	49,200	2,031,960
Wabtec Corp.	45,900	2,351,457

		22,852,712

Marine—0.4%
Horizon Lines, Inc. (a)	21,500	212,205
Kirby Corp. (b)	44,900	1,703,506

		1,915,711

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-148

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—1.0%
Interactive Data Corp.	37,300	$940,706
John Wiley & Sons, Inc.	44,800	1,812,160
Marvel Entertainment, Inc. (a) (b)	43,000	1,468,020

		4,220,886

Metals & Mining—0.6%
Carpenter Technology Corp.	41,400	1,061,910
Cleveland-Cliffs, Inc. (a)	16,600	878,804
Compass Minerals International, Inc.	14,300	749,177

		2,689,891

Multiline Retail—0.5%
Big Lots, Inc. (a) (b)	81,400	2,265,362

Oil, Gas & Consumable Fuels—4.2%
Bill Barrett Corp. (a) (b)	35,800	1,149,538
Cabot Oil & Gas Corp.	55,700	2,012,998
Comstock Resources, Inc. (b)	60,900	3,048,045
Concho Resources, Inc. (b)	33,300	919,413
Foundation Coal Holdings, Inc.	49,400	1,757,652
Frontier Oil Corp. (a)	53,300	981,786
International Coal Group, Inc. (a) (b)	115,200	718,848
Mariner Energy, Inc. (a) (b)	75,536	1,548,488
Penn Virginia Corp.	62,100	3,318,624
PetroQuest Energy, Inc. (a) (b)	42,300	649,305
St. Mary Land & Exploration Co.	56,700	2,021,355

		18,126,052

Personal Products—1.7%
Alberto-Culver Co.	86,000	2,342,640
Chattem, Inc. (a) (b)	26,400	2,063,952
Herbalife, Ltd. (a)	45,000	1,778,400
NBTY, Inc. (b)	41,400	1,222,128

		7,407,120

Pharmaceuticals—1.2%
Cadence Pharmaceuticals, Inc. (b)	18,900	167,832
The Medicines Co. (a) (b)	70,500	1,637,010
Valeant Pharmaceuticals International, Inc. (a) (b)	75,700	1,549,579
ViroPharma, Inc. (a) (b)	39,200	514,304
Xenoport, Inc. (b)	29,900	1,449,851

		5,318,576

Real Estate Investment Trusts—0.1%
PS Business Parks, Inc.	6,000	345,600

Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc.	21,700	943,516

Road & Rail—0.6%
Landstar System, Inc.	58,500	2,577,510

Semiconductors & Semiconductor Equipment—4.4%
Advanced Energy Industries, Inc. (a) (b)	105,300	1,440,504
Cabot Microelectronics Corp. (a) (b)	22,000	705,760

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Cohu, Inc. (a)	59,300	$938,126
Cymer, Inc. (a) (b)	54,200	1,372,886
Diodes, Inc. (a) (b)	46,700	861,615
Entegris, Inc. (b)	140,500	680,020
FormFactor, Inc. (a) (b)	41,600	724,672
Integrated Device Technology, Inc. (b)	85,750	667,135
Intersil Corp.	56,664	939,489
Micrel, Inc. (a)	102,900	933,303
ON Semiconductor Corp. (a) (b)	372,400	2,517,424
Pericom Semiconductor Corp. (b)	36,435	382,567
PMC-Sierra, Inc. (a) (b)	107,700	799,134
Semtech Corp. (b)	99,300	1,386,228
Silicon Laboratories, Inc. (b)	39,600	1,215,720
Standard Microsystems Corp. (a) (b)	18,000	449,640
Varian Semiconductor Equipment Associates, Inc. (b)	86,650	2,176,648
Verigy, Ltd. (b)	42,900	698,412
Virage Logic Corp. (a) (b)	45,554	268,769

		19,158,052

Software—6.5%
Actuate Corp. (b)	140,619	492,167
Ansys, Inc. (b)	86,630	3,280,678
Blackboard, Inc. (b)	53,200	2,143,428
Epicor Software Corp. (a) (b)	76,300	602,007
FactSet Research Systems, Inc. (a)	50,300	2,628,175
Informatica Corp. (b)	190,700	2,477,193
Jack Henry & Associates, Inc.	44,500	904,685
Kenexa Corp. (a) (b)	51,600	814,764
Lawson Software, Inc. (b)	72,900	510,300
Macrovision Solutions Corp. (a) (b)	66,600	1,024,308
MICROS Systems, Inc. (b)	79,300	2,114,138
Monotype Imaging Holdings, Inc. (a) (b)	42,400	471,912
Parametric Technology Corp. (b)	113,400	2,086,560
Phoenix Technology, Ltd. (b)	28,100	224,519
Progress Software Corp. (b)	29,500	766,705
Quest Software, Inc. (b)	68,000	862,920
SPSS, Inc. (a) (b)	37,200	1,092,192
Sybase, Inc. (b)	51,600	1,579,992
Synopsys, Inc. (b)	44,400	885,780
Taleo Corp. (a) (b)	81,870	1,628,394
THQ, Inc. (a) (b)	31,900	384,076
TIBCO Software, Inc. (a) (b)	103,900	760,548
Wind River Systems, Inc. (b)	69,000	690,000

		28,425,441

Specialty Retail—2.6%
A.C. Moore Arts & Crafts, Inc. (a) (b)	27,850	174,620
Aaron Rents, Inc. (Class B)	36,100	977,227
Aeropostale, Inc. (a) (b)	74,250	2,384,167
GameStop Corp. (Class A) (b)	18,800	643,148
Guess?, Inc.	30,600	1,064,574
Hibbett Sports, Inc. (a) (b)	34,350	687,687
J. Crew Group, Inc. (a) (b)	38,900	1,111,373
The Gymboree Corp. (b)	71,000	2,520,500
Tractor Supply Co. (a) (b)	40,100	1,686,205

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-149

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Zumiez, Inc. (a) (b)	17,200	$283,456

		11,532,957

Textiles, Apparel & Luxury Goods—2.0%
Deckers Outdoor Corp. (a) (b)	14,600	1,519,568
Fossil, Inc. (a) (b)	70,149	1,980,306
Hanesbrands, Inc. (b)	84,700	1,842,225
Iconix Brand Group, Inc. (a) (b)	78,000	1,020,240
The Warnaco Group, Inc. (a) (b)	55,100	2,495,479

		8,857,818

Trading Companies & Distributors—0.7%
Beacon Roofing Supply, Inc. (a) (b)	78,500	1,226,170
MSC Industrial Direct Co., Inc. (Class A) (a)	43,500	2,004,045

		3,230,215

Wireless Telecommunication Services—1.2%
Leap Wireless International, Inc. (a) (b)	38,800	1,478,280
SBA Communications Corp. (a) (b)	126,600	3,275,142
Syniverse Holdings, Inc. (b)	40,100	666,061

		5,419,483

Total Common Stock (Identified Cost $463,640,561)		436,079,873

Short Term Investments—26.5%
Security Description	Shares	Value

Mutual Funds—26.5%
State Street Navigator Securities Lending Prime Portfolio (c)	112,197,505	$112,197,505
T. Rowe Price Reserve Investment Fund	3,685,310	3,685,310

Total Short Term Investments (Identified Cost $115,882,815)		115,882,815

Total Investments—126.2% (Identified Cost $579,523,376) (d)		551,962,688
Liabilities in excess of other assets		(114,617,708)

Total Net Assets—100%		$437,344,980

(a)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $112,606,323 and the collateral received consisted of cash in the amount of $112,197,505 and non-cash collateral with a value of $373,318. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(b)	Non-Income Producing.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $579,819,585 and the composition of unrealized appreciation and depreciation of investment securities was $36,763,731 and $(64,620,628), respectively.

Affiliated Issuer
Security Description	Number of Shares Held at 12/31/2007	Shares Purchased Since 12/31/2007	Shares Sold Since 12/31/2007	Number of Shares Held at 9/30/2008	Realized Gain/Loss on Shares Sold	Income for Period Ended 9/30/2008
T. Rowe Price Reserve Investment Fund	3,756,232	62,745,855	(62,816,777)	3,685,310	$0	$17,155

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$551,962,688	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$551,962,688	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-150

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—105.1% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.6%
DRS Technologies, Inc. 6.625%, 02/01/16	$375,000	$378,750
L-3 Communications Corp. 6.375%, 10/15/15	3,845,000	3,537,400
7.625%, 06/15/12	400,000	394,000
Sequa Corp. (144A) 11.750%, 12/01/15	660,000	554,400
13.500%, 12/01/15	682,275	576,522

		5,441,072

Airlines—0.3%
Delta Airlines, Inc. 6.821%, 08/10/22	934,936	761,973
Northwest Airlines, Inc. 4.030%, 05/20/14 (a)	2,358,889	1,957,877

		2,719,850

Asset Backed—5.6%
ACE Securities Corp. 3.337%, 02/25/31 (a)	2,245,131	1,861,872
Amortizing Residential Collateral Trust 5.007%, 08/25/32 (a)	109,629	14,908
Asset Backed Securities Corp. 5.338%, 04/15/33 (a)	55,071	33,898
Bear Stearns Asset Backed Securities Trust 3.577%, 01/25/34 (a)	101,022	80,069
4.457%, 08/25/37 (a)	3,729,932	3,204,832
6.000%, 10/25/36	5,991,792	4,681,201
6.500%, 10/25/36	5,900,874	4,711,148
Countrywide Asset Backed Certificates 4.457%, 06/25/34 (a)	268,225	120,096
Countrywide Home Equity Loan Trust 2.628%, 12/25/31 (a)	2,687,477	1,596,305
Ellington Loan Acquisition Trust (144A) 4.207%, 05/25/37 (a)	3,935,221	3,628,009
4.457%, 05/25/37 (a)	4,400,000	2,513,888
GMAC Mortgage Corp. Loan Trust 3.417%, 11/25/36 (a)	9,480,789	3,891,269
Green Tree Financial Corp. 7.070%, 01/15/29	332,990	327,508
GSAMP Trust 3.297%, 07/05/36 (a)	1,154,004	506,450
GSAMP Trust (144A) 3.317%, 05/25/36 (a)	1,977,425	1,779,406
GSRPM Mortgage Loan Trust (144A) 3.507%, 03/25/35 (a)	2,182,516	1,680,581
Indymac Seconds Asset Backed Trust 3.337%, 06/25/36 (a)	2,891,149	812,710
Lehman XS Trust 2.592%, 06/25/37 (a)	2,132,612	1,750,702
2.602%, 06/25/37 (a)	6,062,036	5,233,889
Long Beach Mortgage Loan Trust 3.347%, 11/25/35 (a)	562,009	557,205
3.708%, 01/21/31 (a)	49,288	43,518

Security Description	Face Amount	Value

Asset Backed—(Continued)
Mid-State Trust 7.340%, 07/01/35	$511,982	$480,313
Nelnet Student Loan Trust 4.280%, 04/25/24 (a)	1,680,000	1,623,166
RAAC Series (144A) 3.457%, 08/25/35 (a)	2,319,709	1,747,227
SACO I Trust 3.337%, 06/25/36 (a)	2,651,607	582,354
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34 (b)	35,690	0
7.750%, 04/27/33 (b)	783	0
SLM Student Loan Trust 2.790%, 07/25/17 (a)	2,312,562	2,303,765
Structured Asset Securities Corp. 3.457%, 11/25/37 (a)	2,649,220	2,358,012
Structured Asset Securities Corp. (144A) 3.317%, 02/25/36 (a)	2,582,316	355,503
Washington Mutual Master Note Trust (144A) 2.518%, 09/16/13 (a)	4,150,000	3,708,624

		52,188,428

Auto Components—0.7%
Allison Transmission 11.000%, 11/01/15 (c)	1,100,000	957,000
11.250%, 11/01/15 (c)	3,000,000	2,460,000
Keystone Automotive Operations, Inc. 9.750%, 11/01/13 (c)	1,465,000	776,450
Visteon Corp. 8.250%, 08/01/10 (c)	971,000	805,930
12.250%, 12/31/16 (c)	2,508,000	1,504,800

		6,504,180

Automobiles—0.7%
Ford Motor Co. 6.625%, 10/01/28	135,000	51,300
7.450%, 07/16/31 (c)	5,045,000	2,169,350
8.900%, 01/15/32 (c)	105,000	47,250
General Motors Corp. 8.250%, 07/15/23 (c)	685,000	268,863
8.375%, 07/15/33 (c)	10,580,000	4,232,000

		6,768,763

Building Products—1.4%
Associated Materials, Inc. 9.750%, 04/15/12	5,830,000	5,742,550
0/11.500%, 03/01/14 (c) (d)	1,165,000	751,425
Norcraft Cos., L.P. 9.000%, 11/01/11 (c)	4,635,000	4,449,600
Norcraft Holdings, L.P. 9.750%, 09/01/12 (d)	225,000	202,500
Nortek, Inc. 8.500%, 09/01/14 (c)	3,860,000	2,200,200

		13,346,275

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-151

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Capital Markets—0.5%
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17	$2,890,000	$3,612
Morgan Stanley 3.235%, 10/18/16 (a) (c)	490,000	319,419
5.625%, 01/09/12	1,290,000	899,413
The Bear Stearns Cos., Inc. 5.550%, 01/22/17 (c)	1,130,000	970,376
7.250%, 02/01/18	1,910,000	1,838,136
The Goldman Sachs Group, L.P. 4.500%, 06/15/10	1,110,000	1,030,390

		5,061,346

Chemicals—0.1%
Georgia Gulf Corp. 9.500%, 10/15/14 (c)	320,000	196,800
10.750%, 10/15/16 (c)	1,770,000	796,500
Key Plastics, LLC (144A) 10.250%, 03/15/17	250,000	250

		993,550

Commercial Banks—2.4%
Capital One Bank 5.750%, 09/15/10	50,000	46,058
Glitnir Banki Hf (144A) 6.330%, 07/28/11	720,000	569,549
6.693%, 06/15/16 (a)	1,400,000	741,146
HSBK Europe B.V. (144A) 9.250%, 10/16/13 (c)	1,690,000	1,284,400
ICICI Bank, Ltd. 6.375%, 04/30/22 (a) (c)	939,000	753,472
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (a)	1,364,000	941,474
Kaupthing Bank Hf 7.625%, 02/28/15	5,920,000	5,541,120
Kaupthing Bank Hf (144A) 5.750%, 10/04/11	350,000	278,205
7.125%, 05/19/16	450,000	273,999
Landsbanki Islands Hf (144A) 6.100%, 08/25/11	2,000,000	1,695,160
Royal Bank of Scotland Group, Plc. 7.640%, 03/31/49 (a)	500,000	372,509
Royal Bank of Scotland Group, Plc. (144A) 6.990%, 10/29/49 (a)	790,000	588,748
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (a)	1,180,000	1,132,210
Shinsei Finance Cayman, Ltd. (144A) 6.418%, 01/29/49 (a)	1,100,000	461,239
TuranAlem Finance BV 8.250%, 01/22/37	1,620,000	907,200
TuranAlem Finance BV (144A) 8.250%, 01/22/37	2,490,000	1,394,400
Wachovia Corp. 5.250%, 08/01/14	3,110,000	1,907,005
Wells Fargo Capital XV 9.750%, 12/31/49 (e)	3,300,000	3,201,000

		22,088,894

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—17.1%
American Home Mortgage Investment Trust 5.294%, 06/25/45	$3,551,306	$1,971,553
Banc of America Funding Corp. 3.358%, 05/20/36 (a)	1,516,399	1,155,267
Banc of America Mortgage Securities, Inc. 4.801%, 09/25/35 (a)	4,453,754	4,051,047
5.169%, 12/25/34 (a)	10,656,241	9,444,213
Bear Stearns Adjustable Rate Mortgage Trust 4.650%, 10/25/35 (a)	2,700,000	2,035,825
Bear Stearns Structured Products, Inc. (144A) 3.807%, 09/25/37 (a)	8,666,713	8,645,567
Citigroup Mortgage Loan Trust, Inc. 5.684%, 12/25/35 (a)	5,940,105	4,224,341
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	487,107
Commercial Mortgage Pass-Through Certificates (144A)
5.447%, 07/16/34	583,864	574,824
Countrywide Alternative Loan Trust 3.388%, 07/25/36 (a)	3,952,002	2,396,733
3.407%, 05/25/36 (a)	2,746,324	1,651,701
3.537%, 11/20/35 (a)	4,983,434	3,178,882
Credit Suisse Mortgage Capital Certificates 5.609%, 02/15/39 (a)	3,270,000	2,934,022
Crusade Global Trust 3.066%, 09/18/34 (a)	484,794	459,248
EMC Mortgage Loan Trust (144A) 3.657%, 05/25/43 (a)	2,767,766	2,296,720
3.907%, 01/25/41 (a)	700,000	404,712
First Union National Bank Commercial Mortgage
0.812%, 05/17/32 (a) (f)	10,551,807	143,719
Greenpoint Mortgage Funding Trust 3.287%, 03/25/37 (a)	6,030,978	3,623,421
GSMPS Mortgage Loan Trust (144A) 3.557%, 01/25/35 (a)	1,591,089	1,444,105
GSR Mortgage Loan Trust 5.178%, 01/25/36 (a)	3,572,001	3,273,271
5.300%, 10/25/35 (a)	824,905	633,930
Harborview Mortgage Loan Trust 3.250%, 06/25/37 (a)	7,380,124	4,469,401
3.280%, 01/19/36 (a)	2,316,663	1,504,208
4.207%, 08/19/37 (a)	7,171,055	4,159,785
Impac Secured Assets CMN Owner Trust 3.527%, 03/25/36 (a)	2,652,534	1,956,905
3.557%, 08/25/36 (a)	530,465	320,184
Indymac INDA Mortgage Loan Trust 6.250%, 11/25/37 (a)	3,801,354	3,340,646
Indymac Index Mortgage Loan Trust 3.567%, 01/25/35 (a)	1,505,610	1,017,583
5.980%, 08/25/37 (a)	5,662,013	3,644,345
6.079%, 03/25/35 (a)	1,374,835	921,538
JPMorgan Chase Commercial Mortgage Securities Corp.
5.814%, 06/12/43	4,960,000	4,452,585
LB-UBS Commercial Mortgage Trust 5.430%, 02/15/40	7,970,000	6,685,065
Luminent Mortgage Trust 3.397%, 05/25/46 (a)	3,195,880	1,974,394

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-152

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
MASTR Seasoned Securities Trust 6.322%, 10/25/32 (a)	$675,839	$536,508
Merit Securities Corp. (144A) 3.970%, 09/28/32 (a)	722,321	500,656
Merrill Lynch Mortgage Investors, Inc. 5.030%, 05/25/34 (a)	1,166,159	1,028,806
Merrill Lynch Mortgage Trust 5.841%, 05/12/39 (a)	1,890,000	1,705,355
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485%, 03/12/51 (a)	2,070,000	1,736,212
5.810%, 06/12/50 (a)	6,940,000	5,928,076
Morgan Stanley Capital I 5.692%, 04/15/49	2,240,000	1,902,758
Morgan Stanley Mortgage Loan Trust 3.357%, 03/25/36 (a)	1,777,707	555,666
3.527%, 01/25/35 (a)	2,037,745	1,274,317
5.495%, 06/26/36 (a)	3,139,288	2,887,768
Novastar Mortgage-Backed Notes 3.397%, 06/25/36 (a)	3,054,631	1,838,812
Prime Mortgage Trust (144A) 6.000%, 05/25/35	1,317,330	1,205,423
6.000%, 11/25/36	5,301,314	4,559,448
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	2,922,479	2,645,399
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	7,413,502	6,272,860
RBSGC Mortgage Pass Through Certificates 3.657%, 01/25/37 (a)	3,281,286	2,511,719
Structured Adjustable Rate Mortgage Loan Trust 5.187%, 01/25/35 (a)	1,857,321	1,551,188
5.641%, 09/25/35 (a)	2,973,392	2,136,976
Structured Asset Mortgage Investments, Inc. 6.169%, 08/25/35 (a)	260,384	182,462
Thornburg Mortgage Securities Trust 3.437%, 12/25/35 (a)	1,944,780	1,937,084
WaMu Mortgage Pass-Through Certificates 3.477%, 12/25/45 (a)	4,773,537	3,088,686
3.487%, 11/25/45 (a)	3,370,221	2,133,589
3.497%, 07/25/45 (a)	63,261	42,054
3.497%, 10/25/45 (a)	1,968,471	1,243,470
5.348%, 08/25/36	6,643,019	5,568,371
5.504%, 04/25/37 (a)	2,774,989	2,501,046
5.662%, 03/25/37 (a)	3,136,027	2,398,244
5.931%, 09/25/36 (a)	1,722,880	1,337,191
Wells Fargo Mortgage Backed Securities Trust 4.538%, 02/25/35 (a)	5,131,379	4,391,079
4.604%, 06/25/35 (a)	469,163	428,978
5.240%, 05/25/36 (a)	1,246,570	1,164,181
Zuni Mortgage Loan Trust 3.337%, 06/25/36 (a)	2,241,016	2,159,893

		158,831,122

Commercial Services & Supplies—1.6%
Allied Waste North America, Inc. 7.875%, 04/15/13	75,000	74,437

Security Description	Face Amount	Value

Commercial Services & Supplies—(Continued)
Corrections Corp. of America 6.250%, 03/15/13	$150,000	$140,250
6.750%, 01/31/14	275,000	258,500
DynCorp International 9.500%, 02/15/13	730,000	715,400
H&E Equipment Services, Inc. 8.375%, 07/15/16 (c)	500,000	370,000
Hertz Corp. 8.875%, 01/01/14 (c)	2,190,000	1,888,875
10.500%, 01/01/16 (c)	4,980,000	4,158,300
Interface, Inc. 10.375%, 02/01/10	650,000	663,000
RSC Equipment Rental, Inc. 9.500%, 12/01/14 (c)	5,250,000	3,976,875
Safety-Kleen Services, Inc. 9.250%, 06/01/08 (g) (h)	250,000	0
Service Corp. International 7.500%, 04/01/27	330,000	252,450
7.625%, 10/01/18	125,000	111,875
U.S. Investigations Services, Inc. (144A) 11.750%, 05/01/16	1,440,000	1,180,800
Waste Management, Inc. 6.375%, 11/15/12	1,290,000	1,291,961

		15,082,723

Communications Equipment—0.1%
Intelsat Bermuda, Ltd. 11.250%, 06/15/16	500,000	486,250

Construction & Engineering—0.4%
K Hovananian Enterprises, Inc. (144A) 11.500%, 05/01/13	3,895,000	3,817,100

Consumer Finance—0.7%
American Express Co. 6.800%, 09/01/66 (a)	3,550,000	3,034,487
SLM Corp. 5.000%, 10/01/13	1,565,000	970,300
5.000%, 04/15/15	60,000	36,000
5.050%, 11/14/14	310,000	189,100
5.375%, 05/15/14	2,955,000	1,832,100
5.625%, 08/01/33	295,000	147,500

		6,209,487

Containers & Packaging—0.1%
Graham Packaging Co., Inc. 8.500%, 10/15/12	280,000	259,000
9.875%, 10/15/14 (c)	120,000	104,400
Graphic Packaging International Corp. 9.500%, 08/15/13 (c)	300,000	271,500
Plastipak Holdings, Inc. (144A) 8.500%, 12/15/15	200,000	169,000
Radnor Holdings Corp. 11.000%, 03/15/10 (g)	175,000	219

		804,119

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-153

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—10.2%
AGFC Capital Trust I (144A) 6.000%, 01/15/67 (a)	$815,000	$218,916
Aiful Corp. (144A) 5.000%, 08/10/10	800,000	621,440
American General Finance Corp. 6.900%, 12/15/17	610,000	282,852
Anadarko Finance Co. 7.500%, 05/01/31	1,500,000	1,375,481
BAC Capital Trust XIV 5.630%, 12/31/49 (a)	2,520,000	1,304,050
Bank of America Corp. 5.420%, 03/15/17	1,700,000	1,353,203
8.000%, 12/29/49 (a)	1,610,000	1,274,906
Basell AF SCA (144A) 8.375%, 08/15/15	1,630,000	766,100
Caterpillar Financial Services Corp. 6.200%, 09/30/13	2,290,000	2,289,936
Citigroup, Inc. 5.000%, 09/15/14	3,650,000	2,798,499
6.500%, 08/19/13	2,990,000	2,657,416
6.875%, 03/05/38	2,720,000	2,224,868
Credit Suisse Guernsey, Ltd. 5.860%, 05/29/49 (a)	500,000	378,534
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (c)	820,000	731,465
Devon Financing Corp., U.L.C. 6.875%, 09/30/11	3,680,000	3,838,464
El Paso Performance-Linked Trust (144A) 7.750%, 07/15/11	1,940,000	1,964,506
FMC Finance III S.A. 6.875%, 07/15/17	750,000	721,875
Ford Motor Credit Co. 7.375%, 10/28/09	5,150,000	4,140,425
7.800%, 06/01/12	10,000,000	6,209,250
7.875%, 06/15/10	1,975,000	1,507,571
8.069%, 06/15/11 (a)	904,000	658,234
12.000%, 05/15/15	3,010,000	2,296,964
General Electric Capital Corp. 6.375%, 11/15/67 (a)	6,110,000	4,944,041
GMAC, LLC 5.625%, 05/15/09 (c)	1,410,000	1,007,476
5.850%, 01/14/09 (c)	370,000	316,228
6.625%, 05/15/12	5,090,000	2,154,943
6.750%, 12/01/14	670,000	257,155
6.875%, 09/15/11	11,325,000	5,053,068
7.250%, 03/02/11	40,000	18,919
8.000%, 11/01/31 (c)	1,650,000	622,507
Goldman Sachs Capital II 5.793%, 12/29/49 (a)	3,880,000	1,704,523
Hawker Beechcraft Acquisition Co., LLC. 8.875%, 04/01/15 (c)	5,420,000	4,905,100
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (a)	50,000	37,556
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (a)	330,000	98,622

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Intergas Finance BV 6.375%, 05/14/17	$2,450,000	$1,764,000
International Lease Finance Corp. 5.875%, 05/01/13	50,000	31,629
John Deere Capital Corp. 5.100%, 01/15/13 (c)	2,000,000	1,961,644
JPMorgan Chase & Co. 5.125%, 09/15/14	2,740,000	2,441,929
5.150%, 10/01/15	1,430,000	1,286,341
6.625%, 03/15/12	70,000	68,796
KAC Aquisition Co. (144A) Zero Coupon, 04/26/26 (h)	3,316	3
Lehman Brothers Holdings Capital Trust VII 5.857%, 11/29/49 (a)	3,780,000	378
Lehman Brothers Holdings E-Capital Trust I 3.850%, 08/19/65 (a)	1,080,000	108
Leucadia National Corp. 8.125%, 09/15/15 (c)	520,000	505,700
Level 3 Financing, Inc. 9.250%, 11/01/14	4,015,000	3,031,325
NXP Funding, LLC 9.500%, 10/15/15 (c)	185,000	95,275
Petrobras International Finance Co. 6.125%, 10/06/16	1,190,000	1,121,575
Residential Capital, LLC 8.500%, 05/15/10	567,000	311,850
9.625%, 05/15/15	4,040,000	969,600
Resona Preferred Global Securities Cayman, Ltd. (144A)
7.191%, 12/29/49 (a)	770,000	571,641
Rio Tinto Finance USA, Ltd. 6.500%, 07/15/18	2,160,000	2,042,515
RSHB Capital S.A. for OJSC Russian Agricultural Bank (144A)
6.299%, 05/15/17	570,000	406,923
Sprint Capital Corp. 6.900%, 05/01/19	30,000	23,250
8.375%, 03/15/12	1,725,000	1,552,500
8.750%, 03/15/32	160,000	124,800
SunTrust Capital VIII 6.100%, 12/01/66 (a)	650,000	400,589
Telecom Italia Capital S.A. 5.250%, 10/01/15	2,100,000	1,748,040
6.999%, 06/04/18	560,000	502,684
TNK-BP Finance S.A. 7.500%, 07/18/16	108,000	93,699
7.875%, 03/13/18	2,440,000	1,708,000
TNK-BP Finance S.A. (144A) 6.625%, 03/20/17	670,000	435,500
7.500%, 07/18/16	1,080,000	756,000
VIP Finance Ireland, Ltd. (144A) 8.375%, 04/30/13	1,950,000	1,550,383
Virgin Media Finance, Plc. 9.125%, 08/15/16	7,780,000	6,515,750
Wells Fargo Capital X 5.950%, 12/15/36 (c)	930,000	766,633
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	960,000	940,800

		94,464,953

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-154

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Telecommunication Services—2.3%
AT&T, Inc. 5.500%, 02/01/18	$2,570,000	$2,288,637
Citizens Communications Co. 7.125%, 03/15/19	165,000	131,175
7.875%, 01/15/27	250,000	187,500
Embarq Corp. 6.738%, 06/01/13	3,550,000	3,129,041
Intelsat Corp. 9.250%, 08/15/14	2,000,000	1,870,000
Nordic Telephone Co. Holdings ApS (144A) 8.875%, 05/01/16	1,070,000	973,700
Qwest Communications International, Inc. 7.250%, 02/15/11	1,200,000	1,137,000
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	4,613,000	3,990,245
Royal KPN NV 8.000%, 10/01/10	990,000	1,037,401
Verizon Communications, Inc. 5.500%, 02/15/18	970,000	857,441
Verizon Florida, Inc. 6.125%, 01/15/13 (c)	70,000	67,692
Verizon New York, Inc. 6.875%, 04/01/12	1,820,000	1,819,927
Windstream Corp. 8.625%, 08/01/16	4,560,000	4,206,600

		21,696,359

Electric Utilities—3.5%
Dominion Resources, Inc. 5.700%, 09/17/12	1,350,000	1,336,999
Edison Mission Energy
7.000%, 05/15/17	390,000	351,000
7.200%, 05/15/19	5,780,000	5,086,400
7.625%, 05/15/27	190,000	153,900
Energy Future Holdings Corp. 11.250%, 11/01/17	18,230,000	16,315,850
Exelon Corp. 5.625%, 06/15/35	595,000	461,518
FirstEnergy Corp. 6.450%, 11/15/11	770,000	773,673
7.375%, 11/15/31	1,645,000	1,529,425
Mirant Mid-Atlantic, LLC 9.125%, 06/30/17	2,692,529	2,773,305
Williams Cos., Inc.
7.125%, 09/01/11	50,000	49,250
7.500%, 01/15/31	925,000	841,731
7.625%, 07/15/19	125,000	123,125
7.750%, 06/15/31	1,410,000	1,317,744
7.875%, 09/01/21	1,091,000	1,091,000
8.750%, 03/15/32	455,000	466,539

		32,671,459

Energy Equipment & Services—0.6%
Compagnie Generale de Geophysique-Veritas 7.500%, 05/15/15	115,000	109,825
7.750%, 05/15/17	480,000	456,000

Security Description	Face Amount	Value

Energy Equipment & Services—(Continued)
Kinder Morgan Energy Partners, L.P.
5.850%, 09/15/12 (e)	$100,000	$97,139
6.000%, 02/01/17 (c)	1,410,000	1,278,133
6.300%, 02/01/09	200,000	199,736
6.750%, 03/15/11	770,000	779,710
6.950%, 01/15/38	2,600,000	2,228,255
7.125%, 03/15/12	20,000	20,221
SemGroup, L.P. (144A) 8.750%, 11/15/15	1,125,000	112,500
Transocean, Inc. 5.250%, 03/15/13 (e)	320,000	310,906

		5,592,425

Federal Agencies—29.0%
Farmer Mac Guaranteed Notes Trust 5.125%, 04/19/17	3,400,000	3,473,678
Federal Home Loan Bank
5.000%, 12/21/15 (c)	3,660,000	3,755,870
5.000%, 12/01/34	135,442	132,230
5.500%, 10/01/35	1,438,277	1,432,679
5.500%, 07/15/36 (c)	2,690,000	2,828,088
5.500%, 07/01/37	1,868,696	1,860,255
5.500%, 12/01/37	3,685,756	3,669,306
5.553%, 11/01/37 (a)	10,148,496	10,289,310
5.571%, 01/01/38 (a)	9,555,991	9,573,899
Federal Home Loan Mortgage Corp.
5.360%, 02/01/36 (a)	2,185,632	2,214,276
5.500%, 12/01/36	26,478,673	26,363,205
5.600%, 10/17/13	610,000	610,794
5.779%, 02/01/37 (a)	1,178,571	1,198,015
5.907%, 05/01/37 (a)	2,413,016	2,458,285
5.938%, 05/01/37 (a)	3,201,543	3,267,070
6.000%, TBA	3,800,000	3,846,314
11.565%, 06/15/21 (a) (f)	70	1,824
Federal National Mortgage Association
3.000%, 07/12/10 (c)	2,140,000	2,135,125
5.000%, 08/01/34	322,628	315,079
5.000%, 03/01/35	277,064	270,581
5.000%, 05/01/35	730,061	712,522
5.000%, 06/01/35	12,167,826	11,883,103
5.000%, 08/01/35	224,651	219,167
5.000%, 02/01/36	15,129,465	14,765,986
5.000%, 07/01/38	9,999,004	9,749,408
5.000%, TBA	62,700,000	61,024,731
5.125%, 10/01/35 (a)	989,243	1,006,073
5.500%, 04/01/36	8,291,398	8,181,811
5.500%, 11/01/36	4,138,975	4,131,273
5.500%, 01/01/37	6,598,836	6,586,557
5.500%, 08/01/37	2,721,383	2,714,898
5.506%, 02/01/37 (a)	6,897,767	6,898,331
6.000%, 10/01/36	13,459,601	13,648,430
6.000%, 07/01/37	919,117	931,960
6.000%, 09/01/37	692,147	701,819
6.000%, TBA	2,200,000	2,232,687
6.500%, 03/01/26	18,576	19,251

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-155

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
6.500%, 03/01/36	$824,048	$845,909
6.500%, 08/01/36	871,185	894,297
6.500%, 10/01/36	538,652	552,942
6.500%, 12/01/36	600,330	616,256
6.500%, 05/01/37	947,591	972,677
6.500%, 07/01/37	951,036	976,212
6.500%, 08/01/37	457,172	469,274
6.500%, 09/01/37	1,975,638	2,027,940
6.500%, 10/01/37	2,677,749	2,748,637
7.000%, 05/01/26	3,392	3,571
7.500%, 12/01/29	5,758	6,102
7.500%, 06/01/30	6,413	6,799
7.500%, 08/01/30	1,158	1,226
7.500%, 11/01/30	26,890	29,048
7.500%, 02/01/31	1,904	2,057
8.000%, 08/01/27	4,494	4,900
8.000%, 01/01/31	158,523	172,539
8.500%, 08/01/19	86,144	93,981
10.400%, 04/25/19	3,168	3,422
Government National Mortgage Association
5.000%, TBA	13,600,000	13,336,500
5.500%, TBA	9,800,000	9,770,906
6.000%, TBA	11,000,000	11,152,832

		269,791,917

Food & Staples Retailing—0.2%
CVS Caremark Corp. 6.943%, 01/10/30	2,102,765	1,991,213
Safeway, Inc. 7.250%, 02/01/31 (c)	50,000	50,827

		2,042,040

Food Products—0.4%
Alliance One International, Inc. 11.000%, 05/15/12	1,480,000	1,450,400
Dole Food Co., Inc. 7.250%, 06/15/10	2,535,000	2,230,800
8.875%, 03/15/11 (c)	150,000	126,000

		3,807,200

Foreign Government—0.6%
Mexico Government International Bond
5.625%, 01/15/17 (c)	1,260,000	1,230,390
5.875%, 01/15/14	760,000	764,750
6.750%, 09/27/34	851,000	855,255
10.375%, 02/17/09	238,000	242,998
Region of Lombardy Italy 5.804%, 10/25/32	925,000	1,037,027
Russian Federation 7.500%, 03/31/30 (a)	160	164
11.000%, 07/24/18	950,000	1,304,730

		5,435,314

Security Description	Face Amount	Value

Gas Utilities—0.1%
El Paso Natural Gas Co. 8.375%, 06/15/32	$590,000	$565,192

Government Agency—0.7%
Tennessee Valley Authority 5.980%, 04/01/36	2,320,000	2,602,251
Virginia Housing Development Authority 6.000%, 06/25/34	3,991,271	3,991,591

		6,593,842

Health Care Providers & Services—2.9%
Community Health Systems, Inc. 8.875%, 07/15/15	965,000	916,750
DaVita, Inc. 6.625%, 03/15/13	405,000	384,750
HCA, Inc.
6.250%, 02/15/13	1,143,000	954,405
6.375%, 01/15/15	4,595,000	3,618,562
9.125%, 11/15/14	90,000	87,525
9.250%, 11/15/16	690,000	671,025
9.625%, 11/15/16	6,651,000	6,318,450
Humana, Inc. 7.200%, 06/15/18	540,000	511,471
Tenet Healthcare Corp.
6.500%, 06/01/12 (c)	2,595,000	2,400,375
6.875%, 11/15/31	95,000	64,600
7.375%, 02/01/13 (c)	325,000	295,750
9.250%, 02/01/15 (c)	4,545,000	4,295,025
9.875%, 07/01/14	1,280,000	1,248,000
US Oncology Holdings, Inc. 8.334%, 03/15/12 (a)	5,175,666	3,959,384
Vanguard Health Holdings Co. I, LLC 0/11.250%, 10/01/15 (c) (d)	900,000	778,500
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	580,000	559,700
WellPoint, Inc. 5.875%, 06/15/17	130,000	120,335

		27,184,607

Hotels, Restaurants & Leisure—0.7%
Boyd Gaming Corp. 6.750%, 04/15/14 (c)	100,000	71,750
Caesars Entertainment, Inc. 8.125%, 05/15/11 (c)	6,070,000	3,581,300
Carrols Corp. 9.000%, 01/15/13 (c)	205,000	147,600
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10 (c)	1,025,000	697,000
MGM MIRAGE
6.750%, 09/01/12 (c)	320,000	250,400
7.625%, 01/15/17 (c)	435,000	313,200
Station Casinos, Inc.
6.500%, 02/01/14 (c)	125,000	36,875
7.750%, 08/15/16 (c)	2,870,000	1,556,975

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-156

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Turning Stone Casino Resort Enterprise (144A) 9.125%, 12/15/10	$275,000	$261,250

		6,916,350

Household Durables—0.0%
Jarden Corp. 7.500%, 05/01/17 (c)	450,000	374,625

Independent Power Producers & Energy Traders—1.8%
Duke Energy Corp.
4.200%, 10/01/08	50,000	50,000
5.625%, 11/30/12	370,000	374,736
Mirant North America, LLC 7.375%, 12/31/13	400,000	376,000
NRG Energy, Inc.
7.250%, 02/01/14	155,000	143,762
7.375%, 02/01/16	8,790,000	7,911,000
The AES Corp.
7.750%, 03/01/14	35,000	32,550
7.750%, 10/15/15 (c)	520,000	471,900
8.000%, 10/15/17	6,850,000	6,182,125
8.875%, 02/15/11 (c)	150,000	147,750
9.375%, 09/15/10 (c)	403,000	403,000
The AES Corp. (144A) 8.000%, 06/01/20	620,000	542,500
TXU Corp.
5.550%, 11/15/14	420,000	313,428

		16,948,751

Industrial Conglomerates—0.6%
Corporacion Andina de Fomento 6.875%, 03/15/12	2,900,000	3,025,863
Tyco International Group S.A.
6.000%, 11/15/13	2,660,000	2,606,507
6.125%, 11/01/08	50,000	50,071

		5,682,441

Insurance—0.5%
American International Group, Inc.
5.850%, 01/16/18	350,000	175,681
6.250%, 03/15/37	760,000	121,766
8.250%, 08/15/18 (e)	1,930,000	1,121,278
The Travelers Cos., Inc. 6.250%, 03/15/67 (a)	4,400,000	3,384,190

		4,802,915

Internet Software & Services—0.0%
Expedia, Inc. 8.500%, 07/01/16 (c)	140,000	126,000

IT Services—0.7%
Electronic Data Systems Corp. 7.125%, 10/15/09	1,270,000	1,290,471
First Data Corp. (144A) 9.875%, 09/24/15 (c)	1,000,000	785,000

Security Description	Face Amount	Value

IT Services—(Continued)
SunGard Data Systems, Inc.
9.125%, 08/15/13	$280,000	$252,000
10.250%, 08/15/15 (c)	5,030,000	4,363,525

		6,690,996

Leisure Equipment & Products—0.0%
Seneca Gaming Corp. 7.250%, 05/01/12	225,000	195,750

Marine—0.1%
Overseas Shipholding Group, Inc. 7.500%, 02/15/24	340,000	300,900
Teekay Corp. 8.875%, 07/15/11	650,000	656,500

		957,400

Media—4.6%
Affinion Group, Inc.
10.125%, 10/15/13 (c)	500,000	470,000
11.500%, 10/15/15	1,060,000	985,800
Cablevision Systems Corp. 8.000%, 04/15/12 (c)	1,210,000	1,137,400
CCH I Holdings, LLC 11.000%, 10/01/15 (c)	2,984,000	1,969,440
Charter Communications Operating, LLC (144A)
8.000%, 04/30/12	1,560,000	1,396,200
10.875%, 09/15/14 (c)	9,995,000	9,695,150
Clear Channel Communications, Inc. 6.250%, 03/15/11 (c)	1,130,000	728,850
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	50,000	52,440
8.875%, 05/01/17	600,000	631,881
Comcast Corp.
5.875%, 02/15/18	170,000	151,577
6.500%, 01/15/15	1,890,000	1,815,988
6.500%, 01/15/17	130,000	122,181
CSC Holdings, Inc.
6.750%, 04/15/12 (c)	350,000	320,687
8.125%, 08/15/09	200,000	198,000
8.500%, 06/15/15	2,375,000	2,205,781
Dex Media West, LLC
8.500%, 08/15/10 (c)	3,240,000	2,859,300
9.875%, 08/15/13 (c)	267,000	165,540
Dex Media, Inc. 0/9.000%, 11/15/13 (d)	295,000	135,700
DirecTV Holdings, LLC 8.375%, 03/15/13	162,000	159,975
EchoStar DBS Corp.
6.625%, 10/01/14	320,000	256,800
7.750%, 05/31/15	4,595,000	3,894,262
Idearc, Inc. 8.000%, 11/15/16	10,300,000	2,806,750
Liberty Media, LLC 7.875%, 07/15/09	2,540,000	2,547,887

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-157

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—(Continued)
News America, Inc. 6.650%, 11/15/37	$100,000	$83,872
R.H. Donnelley Corp.
6.875%, 01/15/13	180,000	70,200
6.875%, 01/15/13 (c)	45,000	17,550
8.875%, 01/15/16 (c)	225,000	76,500
Time Warner Cable, Inc. 5.850%, 05/01/17	2,650,000	2,334,751
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	510,000	484,835
Time Warner, Inc.
6.875%, 05/01/12	1,270,000	1,259,200
7.625%, 04/15/31	50,000	43,418
7.700%, 05/01/32	120,000	104,849
TL Acquisitions, Inc. (144A) 10.500%, 01/15/15 (c)	4,190,000	3,310,100

		42,492,864

Metals & Mining—2.0%
Alcoa, Inc. 6.000%, 07/15/13	1,840,000	1,805,428
Evraz Group S.A. 8.875%, 04/24/13	160,000	134,400
Evraz Group S.A. (144A) 8.875%, 04/24/13	2,109,000	1,602,840
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 04/01/17	3,315,000	3,265,275
Novelis, Inc. 7.250%, 02/15/15	4,345,000	3,780,150
Ryerson, Inc. (144A) 12.000%, 11/01/15	1,800,000	1,530,000
Steel Dynamics, Inc. 6.750%, 04/01/15	370,000	318,200
7.375%, 11/01/12	180,000	164,700
Steel Dynamics, Inc. (144A) 7.750%, 04/15/16	3,300,000	2,937,000
Vale Overseas, Ltd. 6.875%, 11/21/36	2,750,000	2,447,794
Vedanta Resources, Plc. (144A) 8.750%, 01/15/14	1,210,000	1,079,078

		19,064,865

Multi-Utilities—0.7%
Dynegy Holdings, Inc. 7.125%, 05/15/18	115,000	86,825
7.750%, 06/01/19	4,075,000	3,260,000
Dynegy-Roseton Danskammer 7.670%, 11/08/16	500,000	453,750
Pacific Gas & Electric Co. 5.625%, 11/30/17	1,480,000	1,398,837
5.800%, 03/01/37	430,000	366,786
6.050%, 03/01/34	770,000	679,663

		6,245,861

Security Description	Face Amount	Value

Multiline Retail—0.3%
The Neiman Marcus Group, Inc. 9.000%, 10/15/15	$3,185,000	$2,667,438

Office Electronics—0.0%
Xerox Corp. 6.400%, 03/15/16	360,000	335,264

Oil, Gas & Consumable Fuels—3.5%
Anadarko Petroleum Corp. 5.950%, 09/15/16	60,000	55,147
6.450%, 09/15/36	910,000	713,484
Apache Corp. 5.250%, 04/15/13	680,000	660,525
5.625%, 01/15/17 (c)	2,620,000	2,461,873
Belden & Blake Corp. 8.750%, 07/15/12	1,450,000	1,319,500
Chesapeake Energy Corp. 6.250%, 01/15/18	25,000	21,375
6.375%, 06/15/15 (c)	425,000	379,312
6.500%, 08/15/17 (c)	450,000	393,750
6.875%, 01/15/16	2,250,000	2,053,125
6.875%, 11/15/20	2,420,000	2,069,100
ConocoPhillips Holding Co. 6.950%, 04/15/29	1,230,000	1,236,654
El Paso Corp. 7.000%, 06/15/17	2,410,000	2,153,005
7.375%, 12/15/12 (c)	50,000	48,079
7.750%, 01/15/32	179,000	149,815
7.800%, 08/01/31	45,000	37,913
7.875%, 06/15/12 (c)	575,000	565,883
Exco Resources, Inc. 7.250%, 01/15/11	960,000	907,200
Gaz Capital for Gazprom (144A) 6.510%, 03/07/22	1,130,000	813,600
8.625%, 04/28/34	800,000	728,000
Hess Corp. 6.650%, 08/15/11	2,330,000	2,329,963
7.300%, 08/15/31	960,000	878,624
7.875%, 10/01/29	240,000	234,590
KazMunaiGaz Finance Sub BV (144A) 8.375%, 07/02/13	2,500,000	2,150,000
Kerr-McGee Corp. 6.950%, 07/01/24	500,000	472,647
7.875%, 09/15/31	2,270,000	2,131,959
OPTI Canada, Inc. 7.875%, 12/15/14	430,000	380,550
8.250%, 12/15/14	310,000	277,450
Peabody Energy Corp. 6.875%, 03/15/13	120,000	115,800
Pemex Project Funding Master Trust 6.625%, 06/15/35	260,000	238,105
6.625%, 06/15/35 (c)	150,000	137,369
Pride International, Inc. 7.375%, 07/15/14	700,000	668,500
Quicksilver Resources, Inc. 7.125%, 04/01/16	250,000	203,750

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-158

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
SandRidge Energy, Inc. (144A) 8.625%, 04/01/15	$2,000,000	$1,790,000
Valero Energy Corp. 4.750%, 06/15/13 (c)	50,000	45,795
VeraSun Energy Corp. 9.875%, 12/15/12 (c)	800,000	576,000
Whiting Peteroleum Corp. 7.000%, 02/01/14	205,000	174,250
7.250%, 05/01/12 (c)	300,000	278,250
XTO Energy, Inc. 5.650%, 04/01/16	2,190,000	2,046,329
6.250%, 08/01/17	20,000	18,872
6.500%, 12/15/18	280,000	259,718
6.750%, 08/01/37	200,000	177,463
7.500%, 04/15/12	390,000	408,436

		32,761,760

Paper & Forest Products—1.2%
Abitibi-Consolidated Co. of Canada 13.750%, 04/01/11 (a)	1,580,000	1,572,100
Appleton Papers, Inc. 9.750%, 06/15/14 (c)	4,280,000	3,284,900
NewPage Corp. 9.051%, 05/01/12 (a)	1,090,000	975,550
10.000%, 05/01/12	5,080,000	4,546,600
Weyerhaeuser Co. 6.750%, 03/15/12	680,000	672,069

		11,051,219

Personal Products—0.2%
Dollar General Corp. 11.875%, 07/15/17	2,115,000	1,956,375

Pharmaceuticals—0.4%
Abbott Laboratories 5.600%, 11/30/17	3,150,000	3,053,305
Wyeth 5.500%, 03/15/13 (a)	50,000	50,528
5.950%, 04/01/37	1,190,000	1,072,991

		4,176,824

Real Estate Investment Trusts—0.4%
Boston Properties, L.P. 6.250%, 01/15/13	65,000	64,431
iStar Financial, Inc. 5.150%, 03/01/12	50,000	25,000
Ventas Realty, L.P. 9.000%, 05/01/12	3,050,000	3,179,625

		3,269,056

Real Estate Management & Development—0.1%
Realogy Corp. 10.500%, 04/15/14 (c)	470,000	206,800
11.000%, 04/15/14 (c)	180,000	68,850

Security Description	Face Amount	Value

Real Estate Management & Development—(Continued)
12.375%, 04/15/15 (c)	$1,400,000	$476,000

		751,650

Semiconductors & Semiconductor Equipment—0.0%
Freescale Semiconductor, Inc. 8.875%, 12/15/14	120,000	82,800

Specialty Retail—0.6%
Blockbuster, Inc. 9.000%, 09/01/12 (c)	1,490,000	1,065,350
Michaels Stores, Inc. 11.375%, 11/01/16 (c)	465,000	219,712
Neimen-Marcus Group, Inc. 7.125%, 06/01/28	3,810,000	2,762,250
Suburban Propane Partners, L.P. 6.875%, 12/15/13	1,682,000	1,488,570
The Limited, Inc. 6.950%, 03/01/33	60,000	46,247

		5,582,129

Textiles, Apparel & Luxury Goods—0.0%
Oxford Industries, Inc. 8.875%, 06/01/11	120,000	108,450

Thrifts & Mortgage Finance—0.1%
Countrywide Financial Corp. 2.931%, 01/05/09 (a) (c)	460,000	453,817
Countrywide Home Loans, Inc. 4.000%, 03/22/11 (c)	75,000	64,526

		518,343

Tobacco—0.1%
Reynolds American, Inc. 6.750%, 06/15/17	575,000	537,286

U.S. Treasury—3.3%
U.S. Treasury Bonds 4.750%, 02/15/37 (c)	40,000	42,787
5.375%, 02/15/31 (c)	6,020,000	6,840,694
5.500%, 08/15/28	500,000	569,492
6.125%, 11/15/27 (c)	400,000	486,938
6.375%, 08/15/27 (c)	300,000	373,969
8.875%, 08/15/17 (c)	340,000	465,454
U.S. Treasury Inflation Indexed Bonds (TII) 1.750%, 01/15/28 (c)	3,937,036	3,434,757
2.000%, 01/15/26 (c)	1,562,365	1,426,512
2.375%, 01/15/27 (c)	4,454,897	4,308,371
U.S. Treasury Inflation Indexed Notes (TII) 2.000%, 01/15/16 (c)	4,531,965	4,477,088
2.500%, 07/15/16 (c)	724,310	741,343
2.625%, 07/15/17 (c)	2,026,758	2,087,245
U.S. Treasury Notes 4.500%, 09/30/11 (c)	2,630,000	2,796,224
4.625%, 07/31/12 (c)	1,890,000	2,024,957

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-159

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
4.750%, 05/31/12 (c)	$640,000	$687,750

		30,763,581

Wireless Telecommunication Services—0.3%
America Movil S.A. de C.V. 5.625%, 11/15/17	880,000	824,424
American Tower Corp. 7.500%, 05/01/12 (c)	150,000	147,750
Cingular Wireless Services, Inc. 8.750%, 03/01/31	50,000	55,283
Nextel Communications, Inc. 6.875%, 10/31/13	1,295,000	880,600
7.375%, 08/01/15	800,000	528,000

		2,436,057

Yankee—0.1%
Methanex Corp. 8.750%, 08/15/12	225,000	231,750
Morgan Stanley Bank AG for OAO Gazprom
9.625%, 03/01/13	170,000	165,750
Smurfit Capital Funding, Plc. 7.500%, 11/20/25	275,000	228,250

		625,750

Total Fixed Income (Identified Cost $1,139,135,570)		978,311,267

Term Loans—0.2%

IT Services—0.2%
First Data Corp. 7.960%, 09/24/14 (a)	2,388,000	2,035,770

Total Term Loans (Identified Cost $2,292,480)		2,035,770

Preferred Stock—0.1%
Security Description	Shares	Value

Diversified Financial Services—0.0%
TCR Holdings (Class B) (e) (h)	840	1
TCR Holdings (Class C) (b) (e) (h)	462	0
TCR Holdings (Class D) (e) (h)	1,219	1
TCR Holdings (Class E) (e) (h)	2,521	3

		5

Thrifts & Mortgage Finance—0.1%
Federal Home Loan Mortgage Corp. (c)	117,175	190,995
Federal National Mortgage Association (c)	84,850	184,973
Federal National Mortgage Association (144A)	3,400	8,394

		384,362

Total Preferred Stock (Identified Cost $5,231,805)		384,367

Common Stock—0.0%
Security Description	Shares	Value

Chemicals—0.0%
Applied Extrusion Technologies, Inc. (Class B) (e)	2,424	$16,968

Household Products—0.0%
Home Interiors & Gifts, Inc. (Restricted Shares) (e) (h)	674,618	1

Total Common Stock (Identified Cost $364,358)		16,969

Warrants—0.0%

Foreign Government—0.0%
Republic of Venezuela (e)	3,750	134,062

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (144A) (b) (e) (h)	125	0

Total Warrants (Identified Cost $40,147)		134,062

Fixed Income-Convertible—0.0%
Security Description	Face Amount	Value

Automobiles—0.0%
Ford Motor Co. 4.250%, 12/15/36	$170,000	111,987

Total Fixed Income—Convertible (Identified Cost $170,000)		111,987

Short Term Investments—12.2%

Discount Notes—0.8%
Federal Home Loan Mortgage Corp 2.100%, 12/15/08	115,000	114,365
Federal National Mortgage Association 2.000%, 12/26/08	400,000	397,592
2.890%, 12/15/08	6,323,000	6,294,889

		6,806,846

Mutual Funds—10.6%
State Street Navigator Securities Lending Prime Portfolio (i)	98,720,513	98,720,513

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-160

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Short Term Investments—(Continued)

Security Description	Face Amount	Value

Repurchase Agreement—0.8%
Merrill Lynch Repurchase Agreement dated 09/30/08 at 0.250% to be repurchased at $7,500,052 on 10/01/08 collateralized by $7,537,000 Federal Home Loan Mortgage Corp. 3.500% due 05/05/11 with a value of $7,650,000.	$7,500,000	$7,500,000

Total Short Term Investments (Identified Cost $113,027,359)		113,027,359

Total Investments—117.6% (Identified Cost $1,260,261,719) (j)		1,094,021,781
Liabilities in excess of other assets		(163,473,322)

Total Net Assets—100%		$930,548,459

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(b)	Zero Valued Security.
(c)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $94,986,762 and the collateral received consisted of cash in the amount of $98,720,513 and non-cash collateral with a value of $337,745. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(e)	Non-Income Producing.
(f)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(g)	Non-Income Producing; Defaulted Bond.
(h)	Security was valued in good faith under procedures established by the Board of Directors.
(i)	Represents investment of cash collateral received from securities lending transactions.
(j)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $1,260,261,719 and the composition of unrealized appreciation and depreciation of investment securities was $3,873,955 and $(170,113,893), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the market value of 144A securities was $97,667,704, which is 10.5% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2008	Unrealized Appreciation/ Depreciation
Euribor Futures	12/15/2008	114	$38,585,248	$38,120,950	$(464,297)
Euribor Futures	12/15/2008	1,057	546,954	1,525,517	978,562
Euribor Futures	12/15/2008	226	75,921,118	75,569,134	(351,984)
Euribor Futures	3/16/2009	189	63,454,669	63,589,725	135,056
Eurodollar Futures	12/15/2008	131	31,814,043	31,618,488	(195,555)
Eurodollar Futures	3/16/2009	893	215,716,161	216,630,638	914,477
Eurodollar Futures	6/15/2009	10	2,402,700	2,424,000	21,300
Eurodollar Futures	9/14/2009	10	2,399,325	2,421,875	22,550
90 Day LIBOR Futures	12/19/2008	276	58,564,052	57,813,337	(750,715)
90 Day LIBOR Futures	3/19/2009	457	95,841,325	96,601,747	760,423
U.S. Treasury Bond Futures	12/19/2008	348	40,808,990	40,775,813	(33,178)
U.S. Treasury Notes 2 Year Futures	12/31/2008	353	74,865,203	75,343,438	478,235
U.S. Treasury Notes 5 Year Futures	12/31/2008	945	105,700,697	106,061,484	360,787
U.S. Treasury Notes 10 Year Futures	12/19/2008	264	30,555,523	30,261,000	(294,523)

Net Unrealized Appreciation					$1,581,137

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-161

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 9/30/2008	Unrealized Appreciation/ Depreciation
Eurodollar Futures 97.625 Call	9/14/2009	(10)	$(7,700)	$(6,438)	$1,262
U.S. Treasury Notes 10 Year Futures 117 Call	11/21/2008	(313)	(244,513)	(337,453)	(92,940)
U.S. Treasury Bonds 10 Year Futures 118 Call	11/21/2008	(134)	(74,705)	(108,875)	(34,170)

Options Written-Puts
Eurodollar Futures 96.75 Put	3/16/2009	(339)	(228,500)	(235,775)	(7,275)
U.S. Treasury Notes 10 Year Futures 111 Put	11/21/2008	(168)	(99,238)	(118,125)	(18,887)
U.S. Treasury Notes 10 Year Futures 112 Put	11/21/2008	(134)	(74,705)	(127,719)	(53,014)

Net Unrealized Depreciation					$(205,024)

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$139,189,939	$1,376,113
Level 2—Other Significant Observable Inputs	954,814,615	0
Level 3—Significant Unobservable Inputs	17,227	0

Total	$1,094,021,781	$1,376,113

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-162

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—106.5% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—5.1%
AAMES Mortgage Investment Trust (144A) 3.357%, 08/25/35 (a)	$148,903	$144,761
ACE Securities Corp. 3.337%, 02/25/31 (a)	4,412,844	3,659,542
Bayview Financial Aquisition Trust 2.860%, 08/28/44 (a)	56,355	48,932
Bayview Financial Asset Trust (144A) 3.807%, 12/25/39 (a)	779,314	621,947
Bear Stearns Asset Backed Securities Trust 3.317%, 10/25/36 (a)	1,790,629	1,709,181
3.557%, 09/25/34	3,669,833	3,422,967
Bravo Mortgage Asset Trust (144A) 3.337%, 07/25/36 (a)	225,036	218,337
Capital One Multi-Asset Execution Trust 2.578%, 01/17/12 (a)	500,000	498,280
Carrington Mortgage Loan Trust 3.367%, 10/25/36 (a)	1,200,000	851,987
Compucredit Aquired Portfolio Voltage Master Trust (144A)
2.658%, 09/15/18 (a)	4,366,058	3,839,729
Countrywide Home Equity Loan Trust
2.628%, 12/25/31 (a)	5,328,617	3,165,088
2.768%, 02/15/34 (a)	676,823	458,414
2.778%, 02/15/34 (a)	452,940	329,914
2.858%, 12/15/28 (a)	511,628	376,553
3.038%, 08/15/37 (a)	820,390	574,347
EMC Mortgage Loan Trust (144A) 3.657%, 12/25/42 (a)	208,167	172,719
Fremont Home Loan Trust 3.307%, 08/25/36 (a)	1,029,593	959,259
GMAC Mortgage Corp. Loan Trust
3.277%, 07/25/36 (a)	1,829,009	1,152,156
3.417%, 11/25/36 (a)	9,563,954	3,925,403
GSAMP Trust 3.297%, 07/05/36 (a)	1,996,610	876,239
GSMPS Mortgage Loan Trust 5.921%, 06/25/34	16,764,940	14,297,714
GSR Mortgage Loan Trust
3.477%, 11/25/30 (a)	2,000,000	347,671
5.598%, 04/25/35	2,063,010	1,774,230
Indymac Seconds Asset Backed Trust 3.337%, 06/25/36 (a)	5,731,575	1,611,162
Lehman XS Trust
2.592%, 06/25/37 (a)	5,047,181	4,143,329
2.601%, 06/25/37 (a)	898,079	775,390
2.689%, 02/25/37 (a)	3,842,122	3,497,853
Morgan Stanley Mortgage Loan Trust 3.297%, 09/25/46 (a)	705,803	617,761
Natixis Real Estate Capital Trust 3.337%, 07/25/37 (a)	773,454	693,049
Nelnet Student Loan Trust 4.280%, 04/25/24 (a)	2,490,000	2,405,763
Option One Mortgage Loan Trust 3.497%, 06/25/33 (a)	241,930	197,938
RAAC Series 3.477%, 05/25/36	4,593,373	3,725,618

Security Description	Face Amount	Value

Asset Backed—(Continued)
SACO I Trust
3.337%, 06/25/36 (a)	$4,702,573	$1,032,793
3.357%, 04/25/36 (a)	1,650,250	398,747
3.457%, 07/25/35 (a)	98,042	93,613
3.467%, 06/25/36 (a)	70,202	42,577
SACO I, Inc. 8.964%, 06/25/21 (a)	4,372,081	4,515,267
SLM Student Loan Trust
2.790%, 07/25/17 (a)	4,585,252	4,567,810
2.810%, 10/25/17 (a)	687,680	685,611
Soundview Home Equity Loan Trust 5.645%, 10/25/36 (a)	4,180,000	3,996,169
Structured Asset Securities Corp. (144A) 3.317%, 02/25/36 (a)	5,351,494	736,730

		77,162,550

Commercial Mortgage-Backed Securities—13.6%
American Home Mortgage Assets 3.397%, 11/25/36 (a)	4,595,806	2,789,878
Banc of America Funding Corp.
4.541%, 06/20/35 (a)	695,548	373,024
5.791%, 10/25/36 (a)	659,296	639,893
Banc of America Mortgage Securities 5.005%, 07/25/35 (a)	486,081	443,065
Bear Stearns Alt-A Trust 6.131%, 05/25/36 (a)	3,263,325	2,027,074
Bear Stearns Mortgage Funding Trust 3.367%, 12/25/36 (a)	1,798,976	1,105,586
Bear Stearns Structured Products, Inc. (144A) 3.807%, 09/27/37 (a)	12,795,046	12,763,826
Citigroup Mortgage Loan Trust, Inc. 4.700%, 12/25/35 (a)	887,180	824,246
Countrywide Alternative Loan Trust
3.388%, 07/25/36 (a)	15,921,718	9,615,588
3.397%, 09/25/46 (a)	830,439	400,370
3.418%, 07/20/35 (a)	2,455,288	1,630,281
3.497%, 05/25/34	8,747,736	6,348,035
4.307%, 02/25/36 (a)	3,248,840	2,299,237
Credit Suisse Mortgage Capital Certificates 5.311%, 12/15/39	10,200,000	8,841,403
CS First Boston Mortgage Securities Corp.
4.889%, 11/15/37 (a)	4,280,000	3,401,753
5.100%, 08/15/38 (a)	7,550,000	6,987,451
Deutsche Mortgage Securities, Inc. (144A) 5.094%, 06/26/35 (a)	4,670,000	3,987,093
First Horizon Alternative Mortgage Securities 3.577%, 02/25/37 (a)	742,078	428,270
GE Capital Commercial Mortgage Corp. 5.512%, 11/10/45 (a)	3,000,000	2,867,209
GMAC Mortgage Corp. Loan Trust 5.353%, 11/19/35 (a)	2,053,938	1,705,275
Greenpoint Mortgage Funding Trust 3.287%, 03/25/37 (a)	964,956	579,747
Harborview Mortgage Trust
3.180%, 03/19/38 (a)	949,921	577,402

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-163

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Harborview Mortgage Trust
3.210%, 11/19/46 (a)	$338,237	$215,567
3.230%, 10/19/37 (a)	801,170	485,188
Impac Secured Assets CMN Owner Trust 3.527%, 03/25/36 (a)	5,213,601	3,846,330
JPMorgan Chase Commercial Mortgage Securities Corp.
4.951%, 01/12/37 (a)	4,950,000	3,963,175
4.999%, 10/15/42 (a)	3,100,000	2,595,112
5.420%, 01/15/49	1,280,000	1,063,581
5.429%, 12/12/43	10,990,000	9,545,739
LB-UBS Commercial Mortgage Trust
4.858%, 12/15/39 (a)	5,500,000	4,383,725
5.661%, 03/15/39 (a)	3,480,000	3,135,215
Luminent Mortgage Trust 3.397%, 05/25/46 (a)	6,281,556	3,880,705
MASTR Adjustable Rate Mortgage Trust
3.272%, 12/25/46 (a)	11,147,025	5,955,075
3.407%, 05/25/47 (a)	12,406,854	7,542,161
4.333%, 02/25/34 (a)	606,533	487,353
6.555%, 12/25/34 (a)	46,812	42,298
MASTR Reperforming Loan Trust
3.557%, 05/25/35	760,321	598,144
5.745%, 05/25/35	8,894,754	7,480,310
MASTR Reperforming Loan Trust (144A) 5.893%, 05/25/36 (a)	7,212,900	6,634,353
Merrill Lynch Mortgage Investors, Inc. 3.477%, 04/25/35 (a)	142,093	90,474
Merrill Lynch Mortgage Trust 5.841%, 05/12/39 (a)	5,635,000	5,084,484
Morgan Stanley Mortgage Loan Trust
3.277%, 06/25/36 (a)	3,592,008	3,163,259
3.327%, 10/25/36 (a)	2,756,348	2,642,932
3.357%, 03/25/36 (a)	3,494,115	1,092,171
5.363%, 10/25/34 (a)	410,161	380,187
5.378%, 07/25/35 (a)	725,421	568,879
5.495%, 06/26/36 (a)	5,539,920	5,096,062
Novastar Mortgage-Backed Notes 3.397%, 06/25/36 (a)	6,003,930	3,614,217
Ownit Mortgage Loan Asset Backed Certificates
5.290%, 12/25/36 (a)	3,400,000	3,013,433
Provident Funding Mortgage Loan Trust
4.643%, 10/25/35 (a)	514,216	494,929
5.735%, 05/25/35 (a)	3,872,035	3,638,699
Residential Accredit Loans, Inc.
3.297%, 10/25/46 (a)	7,101,790	6,174,116
3.367%, 01/25/37 (a)	1,057,535	627,320
5.819%, 12/25/35	5,443,229	4,404,067
Residential Funding Mortgage Securities I, Inc.
4.750%, 12/25/18	3,671,167	3,461,224
Structured Adjustable Rate Mortgage Loan Trust
5.365%, 05/25/35	9,602,071	7,482,358
Structured Asset Mortgage Investment, Inc. 3.387%, 09/25/37	5,149,758	3,093,073
3.387%, 07/25/46 (a)	738,958	446,966
3.417%, 08/25/36 (a)	907,947	532,299

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Thornburg Mortgage Securities Trust
2.602%, 06/25/37 (a)	$8,983,791	$8,607,191
3.312%, 05/25/46 (a)	824,978	789,407
3.317%, 06/25/36 (a)	5,028,721	4,978,703
3.377%, 01/25/36 (a)	193,996	192,657
6.214%, 09/25/37 (a)	358,077	300,267
6.217%, 09/25/37 (a)	382,093	326,608
WaMu Mortgage Pass-Through Certificates
3.467%, 11/25/45 (a)	172,830	109,306
3.477%, 12/25/45 (a)	4,839,173	3,117,270
3.497%, 12/25/45 (a)	383,936	269,265
3.527%, 08/25/45 (a)	431,961	280,991
Zuni Mortgage Loan Trust 3.337%, 08/25/36 (a)	772,764	744,791

		207,307,342

Federal Agencies—76.0%
Federal Home Loan Bank 4.102%, 01/01/35 (a)	89,126	89,904
4.138%, 01/01/35 (a)	150,725	151,529
5.000%, 08/01/33	234,252	228,917
5.000%, 12/01/34	338,604	330,575
5.000%, 05/01/36	2,402,877	2,344,398
5.250%, 12/11/20	12,000,000	12,297,084
5.500%, 10/01/35	7,407,126	7,378,298
5.500%, 07/01/37	3,746,597	3,729,674
5.500%, 12/01/37	132,944,332	132,351,129
5.553%, 11/01/37 (a)	1,430,264	1,450,109
5.822%, 11/01/37 (a)	1,226,220	1,248,242
6.000%, 12/01/31	85,015	86,566
6.000%, 10/01/37	6,785,918	6,875,818
6.000%, 12/01/37	67,230,328	68,121,002
6.443%, 10/01/36 (a)	808,138	835,484
6.500%, 09/01/31	138,927	143,695
Federal Home Loan Mortgage Corp. 4.000%, 05/01/19	137,164	131,247
4.500%, 04/15/32	304,579	261,497
4.500%, 04/01/33	1,863,913	1,770,788
4.500%, 04/01/35	1,518,411	1,438,752
5.000%, 12/01/18	1,384,072	1,387,863
5.000%, 08/01/19	2,013,257	2,010,074
5.000%, 10/01/35	8,289,264	8,087,527
5.500%, 07/01/35	2,183,621	2,175,122
5.675%, 01/01/37 (a)	1,107,054	1,123,527
5.779%, 02/01/37 (a)	141,434	143,767
5.862%, 01/01/37 (a)	2,241,562	2,287,136
5.907%, 05/01/37 (a)	321,735	327,771
5.938%, 05/01/37 (a)	381,347	389,152
6.000%, 10/01/10	120	122
6.000%, 10/01/28	70,761	72,230
6.000%, 11/01/28	82,160	83,864
6.000%, TBA	1,000,000	1,012,188
6.500%, 08/01/13	12,306	12,670
6.500%, 03/01/26	2,027	2,101
6.500%, 07/01/26	40,725	42,211

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-164

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
7.000%, 07/01/11	$3,764	$3,938
7.500%, 05/01/32	222,529	240,304
8.000%, 12/01/19	10,175	10,849
8.000%, 07/01/20	26,119	28,034
8.000%, 09/01/30	18,331	19,882
8.500%, 06/15/21	144,630	152,495
9.000%, 10/01/17	3,658	3,697
Federal National Mortgage Association
4.000%, 08/01/19	94,553	90,474
4.000%, 08/01/20	1,068,054	1,017,970
4.000%, 05/01/33	746,163	691,976
4.223%, 12/01/34 (a)	231,754	232,844
4.346%, 11/01/34 (a)	146,128	146,333
4.500%, 05/01/19	1,055,862	1,037,035
4.500%, 09/01/19	2,550,483	2,505,006
4.500%, 03/01/20	455,990	446,434
4.500%, 04/01/20	17,702	17,331
4.500%, 08/01/35	158,157	149,838
4.500%, 10/01/35	342,749	324,722
4.750%, 11/19/12 (b)	25,450,000	26,318,609
5.000%, 10/01/17	2,379,456	2,390,259
5.000%, 12/01/17	12,482,735	12,539,412
5.000%, 02/01/18	2,667,607	2,678,300
5.000%, 03/01/18	2,193,649	2,203,468
5.000%, 04/01/18	3,251,897	3,262,598
5.000%, 05/01/18	1,008,054	1,011,371
5.000%, 06/01/18	3,032,429	3,042,406
5.000%, 11/01/18	3,381,835	3,392,962
5.000%, 10/01/20	1,883,421	1,877,846
5.000%, 11/01/33	9,547,783	9,333,319
5.000%, 07/01/34	11,553,680	11,283,329
5.000%, 08/01/34	1,032,411	1,008,253
5.000%, 03/01/35	761,925	744,097
5.000%, 06/01/35	10,629,365	10,380,642
5.000%, 08/01/35	7,679,905	7,495,165
5.000%, 09/01/35	3,138,201	3,062,807
5.000%, 10/01/35	10,605,289	10,350,501
5.000%, 12/01/35	554,710	541,383
5.000%, 11/01/36	2,551,659	2,490,356
5.000%, 06/01/38	62,720	61,155
5.000%, 07/01/38	7,736,505	7,543,385
5.000%, TBA	311,600,000	303,274,422
5.500%, 08/01/22	665,023	671,019
5.500%, 12/01/22	48,109	48,543
5.500%, 09/01/24	3,052,323	3,065,452
5.500%, 02/01/35	13,078,431	13,088,835
5.500%, 04/01/35	3,087,120	3,082,822
5.500%, 09/01/35	9,802,056	9,788,411
5.500%, 12/01/35	835,997	834,833
5.500%, 02/01/36 (a)	15,851,958	16,102,775
5.500%, 11/01/36	22,862,908	22,820,365
5.500%, 08/01/37	14,514,044	14,479,458
5.500%, 04/01/38	300,000	299,394
5.500%, 05/01/38	1,999,998	1,995,964
5.500%, TBA	81,810,000	82,183,394
5.554%, 05/01/36 (a)	14,391,579	14,589,533

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.740%, 08/01/37 (a)	$12,141,936	$12,158,669
5.821%, 01/25/43 (a)	809,647	800,629
6.000%, 06/01/32	215,912	219,852
6.000%, 01/01/33	833,079	848,281
6.000%, 04/01/35	7,027,890	7,147,495
6.000%, 10/01/36	12,305,461	12,478,099
6.000%, 11/01/36	11,131,884	11,288,057
6.000%, 09/01/37	173,037	175,455
6.000%, 10/01/37	25,504,506	25,860,883
6.000%, 11/01/37	63,157,737	64,040,247
6.000%, TBA	1,800,000	1,830,938
6.162%, 02/17/09 (a) (b)	3,000,000	3,000,000
6.335%, 07/01/37 (a)	15,808,468	15,872,210
6.500%, 12/01/10	1,337	1,387
6.500%, 04/01/13	37,906	39,256
6.500%, 07/01/13	22,431	23,290
6.500%, 06/01/17	346,868	360,538
6.500%, 03/01/26	3,767	3,905
6.500%, 12/01/27	20,692	21,427
6.500%, 04/01/29	234,947	243,386
6.500%, 05/01/32	425,315	436,126
6.500%, 07/01/32	2,698,391	2,798,091
6.500%, 09/01/34	355,665	366,156
6.500%, 11/01/36	563,691	578,645
6.500%, 09/01/37	835,095	857,202
6.500%, 10/01/37	58,201	59,741
6.500%, TBA	62,800,000	64,389,594
6.515%, 07/01/37 (a)	751,475	755,816
7.000%, 12/01/14	22,978	24,239
7.000%, 07/01/15	4,035	4,254
7.000%, 11/01/23	5,243	5,522
7.000%, 02/01/28	17,289	18,278
7.000%, 10/01/28	128,413	135,897
7.000%, 11/01/28	7,867	8,320
7.000%, 02/01/29	31,633	33,394
7.000%, 01/01/30	13,026	13,698
7.000%, 11/01/31	88,495	93,020
7.000%, 01/01/34	597,938	627,957
7.500%, 02/01/16	80,185	84,109
7.500%, 11/01/29	61,855	66,937
7.500%, 11/01/30	20,168	21,786
7.500%, 01/01/31	11,056	11,943
7.500%, 04/01/32	42,577	45,855
7.500%, 05/01/32	28,099	30,263
8.000%, 05/01/28	10,579	11,521
8.000%, 08/01/30	3,219	3,487
8.000%, 10/01/30	11,418	12,369
8.000%, 02/01/31	289,037	314,746
8.000%, 07/01/32	1,370	1,482
11.500%, 09/01/19	555	622
12.000%, 10/01/15	33,443	38,035
12.000%, 01/15/16	1,536	1,756
12.500%, 09/20/15	2,293	2,613
12.500%, 01/15/16	16,114	18,435
Government National Mortgage Association 5.500%, 09/15/34	2,071,702	2,078,587

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-165

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association
5.500%, 06/15/35	$649,521	$651,374
5.500%, 12/15/35	4,594,968	4,608,082
6.000%, 03/15/33	4,421,104	4,501,420
6.000%, 10/15/36	621,007	630,750
6.000%, 02/15/37	141,697	143,944
6.000%, 11/15/37	189,297	192,232
6.000%, TBA	38,500,000	39,024,445
6.500%, 06/15/31	30,147	31,032
6.500%, 08/15/34	654,189	671,743
7.000%, 09/15/31	37,647	39,642
7.500%, 01/15/29	14,066	15,168
7.500%, 09/15/29	13,788	14,869
7.500%, 02/15/30	19,186	20,525
7.500%, 04/15/30	30,292	32,646
7.500%, 05/15/30	13,240	14,269
7.500%, 09/15/30	26,931	29,024
8.500%, 05/15/18	21,589	23,776
8.500%, 06/15/25	115,751	128,018
9.000%, 12/15/08	118	119
9.000%, 01/15/09	603	619
9.000%, 02/15/09	65	67
9.000%, 03/15/09	388	399
9.000%, 04/15/09	1,969	2,014
9.000%, 05/15/09	726	745
9.000%, 09/15/09	1,903	1,954
9.000%, 12/15/16	10,641	11,632

		1,158,033,046

Government Agency—1.2%
Financing Corp. (FICO) Strips Zero Coupon, 06/27/11	13,949,000	13,001,933
National Archives Facility Trust 8.500%, 09/01/19	4,742,894	5,704,373

		18,706,306

U.S. Treasury—10.6%
U.S. Treasury Bond Strips Zero Coupon, 11/15/09	7,500,000	7,352,970
U.S. Treasury Bonds 7.125%, 02/15/23 (b)	25,770,000	33,255,386
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/26 (b)	14,770,440	13,486,106
2.375%, 01/15/27 (b)	10,436,264	10,093,005
U.S. Treasury Inflation Indexed Notes (TII) 0.875%, 04/15/10	21,662,207	21,279,740
U.S. Treasury Notes 2.875%, 06/30/10 (b)	31,630,000	32,151,389
4.000%, 08/31/09 (b)	14,790,000	15,068,466
4.000%, 08/15/18	20,000	20,284
4.625%, 07/31/12 (b)	26,220,000	28,092,265

		160,799,611

Total Fixed Income (Identified Cost $1,685,834,167)		1,622,008,855

Preferred Stock—0.0%
Security Description	Shares	Value

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. (b)	150,025	$244,541
Federal National Mortgage Association (b)	108,775	237,129

Total Preferred Stock (Identified Cost $6,470,000)		481,670

Short Term Investments—38.5%
Security Description	Face Amount/Shares	Value

Discount Notes—14.2%
Federal Home Loan Bank 2.920%, 01/02/09 (b)	$45,500,000	45,173,234
3.030%, 01/20/09	56,100,000	55,728,104
3.050%, 01/23/09	56,100,000	55,689,629
Federal National Mortgage Association 2.890%, 12/15/08	3,852,000	3,835,927
2.550%, 01/20/09	56,100,000	55,698,698

		216,125,592

Mutual Funds—16.4%
State Street Navigator Securities Lending Prime Portfolio (c)	250,079,030	250,079,030

Repurchase Agreement—7.9%
Deutsche Bank Repurchase Agreement dated 09/30/08 at 1.500% to be repurchased at $120,005,000 on 10/01/08, collateralized by $117,825,000 Federal Home Loan Bank 5.000% due 12/11/09 with a value of $122,400,027.	120,000,000	120,000,000

Total Short Term Investments (Identified Cost $586,204,622)		586,204,622

Total Investments—145.0% (Identified Cost $2,278,508,789) (d)		2,208,695,147
Liabilities in excess of other assets		(685,026,615)

Total Net Assets—100%		$1,523,668,532

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2008.
(b)	A portion or all of the security was held on loan. As of September 30, 2008, the market value of securities loaned was $242,906,036 and the collateral received consisted of cash in the amount of $250,079,030. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $2,278,508,789 and the composition of unrealized appreciation and depreciation of investment securities was $9,600,401 and $(79,414,043), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-166

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2008, the market value of 144A securities was $29,119,495, which is 1.9% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Futures Contracts
Futures Contracts-Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 9/30/2008	Unrealized Appreciation/ Depreciation
Eurodollar Futures	12/15/2008	824	$199,834,420	$198,882,700	$(951,720)
Eurodollar Futures	3/16/2009	796	192,796,540	193,099,650	303,110
Eurodollar Futures	9/14/2009	842	203,455,660	203,921,875	466,215
U.S. Treasury Notes 10 Year Futures	12/19/2008	413	47,548,484	47,340,125	(208,359)

Futures Contracts-Short
U.S. Treasury Notes 5 Year Futures	12/31/2008	(2,132)	(238,235,434)	(239,283,688)	(1,048,254)
U.S. Treasury Bond Futures	12/19/2008	(366)	(42,859,483)	(42,884,906)	(25,423)

Net Unrealized Depreciation					$(1,464,431)

Written Options
Written Options-Calls	Expiration Date	Number of Contracts	Premiums Received	Valuation as of 9/30/2008	Unrealized Appreciation/ Depreciation
Eurodollar Futures 97.625 Call	9/14/2009	(842)	$(650,540)	$(542,038)	$108,503
U.S. Treasury Notes 10 Year Futures 119 Call	11/21/2008	(189)	(117,275)	(117,275)	0

Written Options-Puts
U.S. Treasury Notes 10 Year Futures 113 Put	11/21/2008	(189)	(214,728)	(214,728)	0

Net Unrealized Appreciation					$108,503

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$445,623,034	$(1,355,929)
Level 2—Other Significant Observable Inputs	1,763,072,113	0
Level 3—Significant Unobservable Inputs	0	0

Total	$2,208,695,147	$(1,355,929)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-167

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of September 30, 2008 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Metropolitan Series Fund, Inc.—Capital Guardian U.S. Equity Portfolio, (Class A)	23,874,899	$199,355,409
Metropolitan Series Fund, Inc.—FI Value Leaders Portfolio, (Class A)	1,507,698	206,554,685
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	20,268,448	200,252,270

Total Mutual Funds (Identified Cost $700,948,391)		606,162,364

Total Investments—100.0% (Identified Cost $700,948,391) (a)		606,162,364
Liabilities in excess of other assets		(61,411)

Total Net Assets—100%		$606,100,953

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2008 was $700,948,391 and the unrealized depreciation of investment securities was $(94,786,027).

The Portfolio adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements. Management has evaluated the application of FAS 157 to the Portfolio, and has determined that the adoption of FAS 157 does not have a material impact on the Portfolio’s financial statements. The three levels of the hierarchy under FAS 157 are described below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3—significant unobservable inputs (including the Adviser and Subadvisor's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2008:

Valuation Inputs	Investments In Securities	Other Financial Instruments*
Level 1—Quoted Prices	$606,162,364	$0
Level 2—Other Significant Observable Inputs	0	0
Level 3—Significant Unobservable Inputs	0	0

Total	$606,162,364	$0

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options, which are valued based on the unrealized appreciation/depreciation on the instrument.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-168

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	November 20, 2008

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	November 20, 2008

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.